UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Item 1.	Reports to Stockholders.

HC CAPITAL TRUST	Semi-Annual Report

December 31, 2010

We are pleased to present the December 31, 2010 Semi-Annual Report for the HC Capital Trust (the “Trust”).

The Trust is a diversified open-end management investment company. The Trust currently consists of twenty separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”), which are selected by the Advisor, and, are approved by and under the general supervision of, the Trust’s Board of Trustees.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The Commodity Related Securities Portfolio, seeks capital appreciation and current income by investing in a diversified portfolio of commodity-related instruments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Semi-Annual Report

December 31, 2010

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.24%
	AllianceBernstein L.P. — 40.00%
	Aerospace & Defense — 1.38%
95,700	Northrop Grumman Corp.	$6,199
21,100	Raytheon Co.	978

		7,177

	Agricultural Products — 1.85%
22,100	Agrium, Inc.	2,028
33,400	Archer-Daniels-Midland Co.	1,005
60,600	Bunge Ltd.	3,970
19,300	CF Industries Holdings, Inc.	2,608

		9,611

	Airlines — 0.56%
229,400	Delta Air Lines, Inc. (a)	2,890

	Aluminum — 0.44%
148,900	Alcoa, Inc.	2,292

	Apparel Retail — 0.53%
123,900	The Gap, Inc.	2,743

	Auto Parts & Equipment — 0.26%
13,500	Lear Corp. (a)	1,333

	Automobile Manufacturers — 0.66%
155,200	Ford Motor Co. (a)	2,606
22,300	General Motors Co. (a)	822

		3,428

	Biotechnology — 0.62%
89,200	Gilead Sciences, Inc. (a)	3,233

	Cable & Satellite — 2.31%
33,400	Cablevision Systems Corp., Class – A	1,130
169,100	Comcast Corp., Class – A	3,715
42,600	DIRECTV, Class – A (a)	1,701
82,300	Time Warner Cable, Inc.	5,435

		11,981

	Communications Equipment — 0.26%
70,500	Corning, Inc.	1,362

	Computer Hardware — 1.58%
390,300	Dell, Inc. (a)	5,288
69,900	Hewlett-Packard Co.	2,943

		8,231

	Consumer Electronics — 0.38%
64,200	Garmin Ltd.	1,990

	Consumer Finance — 0.38%
46,700	Capital One Financial Corp.	1,988

	Department Stores — 0.63%
60,200	Kohl’s Corp. (a)	3,271

	Distillers & Vintners — 0.44%
103,300	Constellation Brands, Inc., Class – A (a)	2,288

Shares	Security Description	Value (000)
	Diversified Banks — 2.09%
35,300	Comerica, Inc.	$1,491
301,900	Wells Fargo & Co.	9,356

		10,847

	Diversified Chemicals — 0.12%
18,800	The Dow Chemical Co.	642

	Diversified Metals & Mining — 0.21%
66,200	Commercial Metals Co.	1,098

	Electric Utilities — 0.30%
40,100	Edison International	1,548

	Electronic Manufacturing Services — 0.51%
74,800	Tyco Electronics Ltd.	2,648

	Food Retail — 0.81%
123,200	Safeway, Inc.	2,771
63,200	The Kroger Co.	1,413

		4,184

	Home Improvement Retail — 0.40%
82,500	Lowe’s Cos., Inc.	2,069

	Homebuilding — 0.19%
1,442	NVR, Inc. (a)	996

	Hotels, Resorts & Cruise Lines — 0.32%
35,400	Royal Caribbean Cruises Ltd. (a)	1,664

	Household Products — 0.35%
29,200	Kimberly-Clark Corp.	1,841

	Independent Power Producers & Energy Traders — 0.34%
57,700	Constellation Energy Group, Inc.	1,767

	Industrial Conglomerates — 0.53%
151,500	General Electric Co.	2,771

	Industrial Machinery — 2.36%
30,900	Eaton Corp.	3,137
105,100	Ingersoll-Rand PLC	4,949
48,600	Parker Hannifin Corp.	4,194

		12,280

	Integrated Oil & Gas — 2.03%
47,300	ConocoPhillips	3,221
41,600	Hess Corp.	3,184
112,400	Marathon Oil Corp.	4,162

		10,567

	Integrated Telecommunication Services — 0.84%
72,500	AT&T, Inc.	2,130
48,300	CenturyLink, Inc.	2,230

		4,360

	Investment Banking & Brokerage — 0.83%
83,100	Morgan Stanley	2,261
12,200	The Goldman Sachs Group, Inc.	2,052

		4,313

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Managed Health Care — 0.18%
35,100	Health Net, Inc. (a)	$958

	Movies & Entertainment — 1.45%
239,500	News Corp., Class – A	3,487
61,200	Time Warner, Inc.	1,969
52,900	Viacom, Inc., Class – B	2,095

		7,551

	Multi-line Insurance — 0.23%
54,600	XL Group PLC	1,191

	Multi-Utilities — 0.29%
84,200	NiSource, Inc.	1,484

	Oil & Gas Drilling — 0.76%
73,800	ENSCO International PLC – Sponsored ADR	3,939

	Oil & Gas Exploration & Production — 2.15%
75,300	Devon Energy Corp.	5,912
34,800	Newfield Exploration Co. (a)	2,509
119,700	Nexen, Inc.	2,741

		11,162

	Other Diversified Financial Services — 1.73%
212,400	JPMorgan Chase & Co.	9,010

	Packaged Foods & Meats — 0.89%
135,200	Sara Lee Corp.	2,367
110,300	Smithfield Foods, Inc. (a)	2,276

		4,643

	Pharmaceuticals — 4.39%
105,300	AstraZeneca PLC – Sponsored ADR	4,864
153,500	Johnson & Johnson	9,494
484,200	Pfizer, Inc.	8,478

		22,836

	Property & Casualty Insurance — 0.81%
18,000	ACE Ltd.	1,121
55,600	The Travelers Cos., Inc.	3,097

		4,218

	Publishing — 0.21%
70,400	Gannett Co., Inc.	1,062

	Regional Banks — 0.70%
62,000	BB&T Corp.	1,630
137,200	Fifth Third Bancorp	2,014

		3,644

	Systems Software — 0.50%
93,000	Microsoft Corp.	2,597

	Tobacco — 0.62%
131,000	Altria Group, Inc.	3,225

Shares	Security Description	Value (000)
	Wireless Telecommunication Services — 0.58%
11,300	Sprint Nextel Corp. (a)	$48
111,800	Vodafone Group PLC – Sponsored ADR	2,955

		3,003

	Total AllianceBernstein L.P.	207,936

	Institutional Capital, LLC — 22.55%
	Aerospace & Defense — 0.75%
73,157	Honeywell International, Inc.	3,889

	Asset Management & Custody Banks — 0.44%
12,100	BlackRock, Inc.	2,306

	Auto Parts & Equipment — 0.52%
71,078	Johnson Controls, Inc.	2,715

	Brewers — 0.39%
40,859	Molson Coors Brewing Co., Class – B	2,051

	Communications Equipment — 0.48%
50,150	Qualcomm, Inc.	2,482

	Construction & Farm Machinery & Heavy Trucks — 0.13%
7,069	Caterpillar, Inc.	662

	Diversified Banks — 1.42%
120,107	U.S. Bancorp	3,239
133,997	Wells Fargo & Co.	4,153

		7,392

	Drug Retail — 0.22%
32,550	CVS Caremark Corp.	1,132

	Fertilizers & Agricultural Chemicals — 0.48%
35,900	Monsanto Co.	2,500

	Gold — 0.59%
49,589	Newmont Mining Corp.	3,046

	Health Care Equipment — 0.52%
59,078	Covidien PLC	2,698

	Home Improvement Retail — 0.66%
137,118	Lowe’s Cos., Inc.	3,439

	Industrial Conglomerates — 0.13%
28,149	Textron, Inc.	665

	Insurance Brokers — 0.49%
54,779	Aon Corp.	2,520

	Integrated Oil & Gas — 3.33%
44,625	Chevron Corp.	4,072
74,800	ConocoPhillips	5,094
88,338	Marathon Oil Corp.	3,271
49,890	Occidental Petroleum Corp.	4,894

		17,331

	Integrated Telecommunication Services — 0.63%
92,873	BCE, Inc.	3,293

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Institutional Capital, LLC (continued)
	Investment Banking & Brokerage — 0.92%
78,800	Charles Schwab Corp.	$1,348
20,450	The Goldman Sachs Group, Inc.	3,439

		4,787

	IT Consulting & Other Services — 0.36%
38,674	Accenture PLC, Class – A	1,875

	Life & Health Insurance — 1.08%
51,774	Aflac, Inc.	2,922
60,900	MetLife, Inc.	2,706

		5,628

	Managed Health Care — 0.25%
23,000	WellPoint, Inc. (a)	1,308

	Metal & Glass Containers — 0.33%
55,746	Owens-Illinois, Inc. (a)	1,711

	Movies & Entertainment — 1.10%
42,800	Time Warner, Inc.	1,377
109,108	Viacom, Inc., Class – B	4,322

		5,699

	Oil & Gas Exploration & Production — 0.37%
16,250	Apache Corp.	1,938

	Pharmaceuticals — 2.57%
115,211	Merck & Co., Inc.	4,152
304,186	Pfizer, Inc.	5,327
119,645	Sanofi-Aventis – Sponsored ADR	3,856

		13,335

	Property & Casualty Insurance — 0.23%
19,500	ACE Ltd.	1,214

	Regional Banks — 0.49%
97,395	BB&T Corp.	2,561

	Semiconductors — 0.47%
75,048	Texas Instruments, Inc.	2,439

	Soft Drinks — 1.69%
77,326	PepsiCo, Inc.	5,051
56,618	The Coca-Cola Co.	3,724

		8,775

	Systems Software — 0.70%
130,500	Microsoft Corp.	3,644

	Wireless Telecommunication Services — 0.81%
159,217	Vodafone Group PLC – Sponsored ADR	4,208

	Total Institutional Capital, LLC	117,243

	SSgA Funds Management, Inc. — 35.69%
	Advertising — 0.02%
2,600	Omnicom Group, Inc.	119

Shares	Security Description	Value (000)
	Aerospace & Defense — 0.68%
14,623	General Dynamics Corp.	$1,038
2,900	Lockheed Martin Corp.	203
12,898	Northrop Grumman Corp.	835
16,449	Raytheon Co.	762
6,255	The Boeing Co.	408
3,503	United Technologies Corp.	276

		3,522

	Agricultural Products — 0.16%
27,751	Archer-Daniels-Midland Co.	835

	Air Freight & Logistics — 0.08%
4,664	FedEx Corp.	434

	Aluminum — 0.11%
37,887	Alcoa, Inc.	583

	Apparel Retail — 0.01%
2,043	The Gap, Inc.	45

	Asset Management & Custody Banks — 0.47%
51,920	Bank of New York Mellon Corp.	1,568
2,672	BlackRock, Inc., Class – A	509
6,300	Northern Trust Corp.	349

		2,426

	Auto Parts & Equipment — 0.01%
1,687	Johnson Controls, Inc.	65

	Biotechnology — 0.61%
41,023	Amgen, Inc. (a)	2,252
10,400	Biogen Idec, Inc. (a)	697
2,800	Genzyme Corp. (a)	200

		3,149

	Cable & Satellite — 0.70%
120,664	Comcast Corp., Class – A	2,651
14,992	Time Warner Cable, Inc.	990

		3,641

	Communications Equipment — 0.39%
57,909	Corning, Inc.	1,119
100,276	Motorola, Inc. (a)	909

		2,028

	Construction & Farm Machinery & Heavy Trucks — 0.02%
1,014	Deere & Co.	84

	Consumer Finance — 0.16%
19,700	Capital One Financial Corp.	838

	Department Stores — 0.04%
3,426	Kohl’s Corp. (a)	186

	Diversified Banks — 1.67%
82,167	U.S. Bancorp	2,216
208,096	Wells Fargo & Co.	6,449

		8,665

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Chemicals — 0.57%
25,363	E.I. du Pont de Nemours & Co.	$1,265
49,151	The Dow Chemical Co.	1,678

		2,943

	Drug Retail — 0.37%
51,512	CVS Caremark Corp.	1,791
3,400	Walgreen Co.	133

		1,924

	Electric Utilities — 1.10%
20,381	American Electric Power, Inc.	733
56,377	Duke Energy Corp.	1,004
8,147	Entergy Corp.	577
28,039	Exelon Corp.	1,168
17,605	NextEra Energy, Inc.	915
35,037	The Southern Co.	1,340

		5,737

	Environmental & Facilities Services — 0.15%
20,790	Waste Management, Inc.	767

	Food Retail — 0.11%
26,157	The Kroger Co.	585

	Health Care Distributors — 0.16%
10,287	Cardinal Health, Inc.	394
6,123	McKesson Corp.	431

		825

	Health Care Equipment — 0.21%
4,300	Baxter International, Inc.	218
11,100	Medtronic, Inc.	412
8,786	Zimmer Holdings, Inc. (a)	471

		1,101

	Home Entertainment Software — 0.04%
16,418	Activision Blizzard, Inc.	204

	Home Improvement Retail — 0.07%
14,889	Lowe’s Cos., Inc.	373

	Hotels, Resorts & Cruise Lines — 0.10%
11,846	Carnival Corp.	546

	Household Products — 1.53%
3,500	Colgate-Palmolive Co.	281
3,706	Kimberly-Clark Corp.	234
115,796	The Procter & Gamble Co.	7,449

		7,964

	Hypermarkets & Super Centers — 0.34%
32,646	Wal-Mart Stores, Inc.	1,761

Shares	Security Description	Value (000)
	Industrial Conglomerates — 1.38%
350,616	General Electric Co.	$6,413
18,838	Tyco International Ltd.	780

		7,193

	Industrial Machinery — 0.02%
1,730	Danaher Corp.	82

	Integrated Oil & Gas — 3.05%
81,336	Chevron Corp.	7,422
39,113	ConocoPhillips	2,664
17,581	Exxon Mobil Corp.	1,285
12,578	Hess Corp.	963
22,335	Marathon Oil Corp.	827
27,720	Occidental Petroleum Corp.	2,719

		15,880

	Integrated Telecommunication Services — 2.26%
252,755	AT&T, Inc.	7,426
120,711	Verizon Communications, Inc.	4,319

		11,745

	Internet Software & Services — 0.27%
30,780	eBay, Inc. (a)	857
32,166	Yahoo!, Inc. (a)	535

		1,392

	Investment Banking & Brokerage — 0.94%
43,865	Morgan Stanley	1,194
22,018	The Goldman Sachs Group, Inc.	3,702

		4,896

	Life & Health Insurance — 0.18%
1,100	Aflac, Inc.	62
19,292	MetLife, Inc.	857

		919

	Life Sciences Tools & Services — 0.19%
17,661	Thermo Electron Corp. (a)	978

	Managed Health Care — 0.62%
17,059	Aetna, Inc.	521
48,409	UnitedHealth Group, Inc.	1,748
17,058	WellPoint, Inc. (a)	970

		3,239

	Movies & Entertainment — 1.22%
77,239	News Corp., Class – A	1,125
83,972	The Walt Disney Co.	3,150
38,501	Time Warner, Inc.	1,239
21,018	Viacom, Inc., Class – B	832

		6,346

	Multi-line Insurance — 0.10%
13,649	Loews Corp.	531

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Multi-Utilities — 0.49%
25,348	Dominion Resources, Inc.	$1,083
16,161	PG&E Corp.	773
21,794	Public Service Enterprise Group, Inc.	693

		2,549

	Oil & Gas Equipment & Services — 0.50%
13,444	Baker Hughes, Inc.	769
17,792	National Oilwell Varco, Inc.	1,196
7,500	Schlumberger Ltd.	626

		2,591

	Oil & Gas Exploration & Production — 1.11%
21,196	Anadarko Petroleum Corp.	1,614
16,249	Apache Corp.	1,938
27,984	Chesapeake Energy Corp.	725
19,085	Devon Energy Corp.	1,498

		5,775

	Oil & Gas Storage & Transportation — 0.07%
14,890	The Williams Cos., Inc.	368

	Other Diversified Financial Services — 3.31%
428,934	Bank of America Corp.	5,722
904,099	Citigroup, Inc. (a)	4,276
170,192	JPMorgan Chase & Co.	7,220

		17,218

	Packaged Foods & Meats — 0.51%
11,680	General Mills, Inc.	416
1,200	Kellogg Co.	61
68,786	Kraft Foods, Inc.	2,168

		2,645

	Pharmaceuticals — 3.94%
6,600	Abbott Laboratories	316
73,687	Bristol-Myers Squibb Co.	1,951
33,233	Eli Lilly & Co.	1,164
100,225	Johnson & Johnson	6,199
133,318	Merck & Co., Inc.	4,805
344,870	Pfizer, Inc.	6,039

		20,474

	Property & Casualty Insurance — 1.77%
12,300	ACE Ltd.	766
73,973	Berkshire Hathaway, Inc., Class – B (a)	5,926
23,178	The Allstate Corp.	739
13,111	The Chubb Corp.	782
17,639	The Travelers Cos., Inc.	982

		9,195

	Publishing — 0.08%
11,000	Thomson Reuters Corp.	410

Shares or Principal Amount (000)	Security Description	Value (000)
	Railroads — 0.73%
16,513	CSX Corp.	$1,067
15,678	Norfolk Southern Corp.	985
18,849	Union Pacific Corp.	1,746

		3,798

	Regional Banks — 0.41%
29,500	BB&T Corp.	775
22,330	PNC Financial Services Group, Inc.	1,356

		2,131

	Retail REITs — 0.08%
3,930	Simon Property Group, Inc.	391
1	The Macerich Co.	—

		391

	Semiconductors — 0.48%
74,814	Intel Corp.	1,573
28,800	Texas Instruments, Inc.	936

		2,509

	Soft Drinks — 0.66%
29,400	PepsiCo, Inc.	1,921
22,756	The Coca-Cola Co.	1,496

		3,417

	Specialized Finance — 0.17%
2,749	CME Group, Inc.	885

	Specialized REITs — 0.01%
600	Public Storage	61

	Steel — 0.07%
7,849	Nucor Corp.	344

	Systems Software — 0.68%
108,727	Microsoft Corp.	3,036
31,100	Symantec Corp. (a)	520

		3,556

	Tobacco — 0.41%
37,300	Altria Group, Inc.	918
12,500	Philip Morris International, Inc.	732
14,590	Reynolds American, Inc.	476

		2,126

	Wireless Telecommunication Services — 0.10%
128,001	Sprint Nextel Corp. (a)	542

	Total SSgA Funds Management, Inc.	185,536

	Total Common Stocks	510,715

	U.S. Treasury Obligations — 0.04%
	SSgA Funds Management, Inc. — 0.04%
$10	U.S. Treasury Bills, 0.10%, 3/10/11 (b)(c)	10

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
	SSgA Funds Management, Inc. (continued)
$179	U.S. Treasury Bills, 0.11%, 1/20/11 (b)(c)	$179

	Total U.S. Treasury Obligations	189

	Time Deposits — 1.45%
	AllianceBernstein L.P. — 1.04%
5,419	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	5,419

	Institutional Capital, LLC — 0.41%
2,128	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	2,128

	Total Time Deposits	7,547

	Mutual Funds — 0.02%
	SSgA Funds Management, Inc. — 0.02%
97,811	Alliance Money Market Fund Prime Portfolio, 0.16% (d)	98

	Total Mutual Funds	98

	Total Investments (cost $420,315) — 99.75%	518,549
	Other assets in excess of liabilities — 0.25%	1,311

	Net Assets — 100.00%	$519,860

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
32	S&P 500 E-mini Future	$2,005	Mar-11	$27

	Net Unrealized Appreciation/(Depreciation)			$27

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.10%
	AllianceBernstein L.P. — 35.81%
	Aerospace & Defense — 1.30%
146,100	Northrop Grumman Corp.	$9,464
38,800	Raytheon Co.	1,798

		11,262

	Agricultural Products — 1.70%
37,100	Agrium, Inc.	3,404
40,600	Archer-Daniels-Midland Co.	1,221
92,400	Bunge Ltd.	6,054
29,400	CF Industries Holdings, Inc.	3,974

		14,653

	Airlines — 0.46%
317,600	Delta Air Lines, Inc. (a)	4,002

	Aluminum — 0.41%
227,400	Alcoa, Inc.	3,500

	Apparel Retail — 0.52%
201,100	The Gap, Inc.	4,452

	Auto Parts & Equipment — 0.24%
20,900	Lear Corp. (a)	2,063

	Automobile Manufacturers — 0.57%
219,700	Ford Motor Co. (a)	3,689
34,100	General Motors Co. (a)	1,257

		4,946

	Biotechnology — 0.50%
118,300	Gilead Sciences, Inc. (a)	4,287

	Cable & Satellite — 2.08%
54,900	Cablevision Systems Corp., Class – A	1,858
252,500	Comcast Corp., Class – A	5,547
62,500	DIRECTV, Class – A (a)	2,496
122,200	Time Warner Cable, Inc.	8,069

		17,970

	Communications Equipment — 0.49%
217,100	Corning, Inc.	4,194

	Computer Hardware — 1.37%
542,200	Dell, Inc. (a)	7,347
106,700	Hewlett-Packard Co.	4,492

		11,839

	Consumer Electronics — 0.35%
98,000	Garmin Ltd.	3,037

	Consumer Finance — 0.35%
71,300	Capital One Financial Corp.	3,034

	Department Stores — 0.52%
83,100	Kohl’s Corp. (a)	4,516

	Distillers & Vintners — 0.42%
163,400	Constellation Brands, Inc., Class – A (a)	3,619

Shares	Security Description	Value (000)
	Diversified Banks — 1.91%
54,000	Comerica, Inc.	$2,281
460,400	Wells Fargo & Co.	14,268

		16,549

	Diversified Chemicals — 0.10%
25,800	The Dow Chemical Co.	881

	Diversified Metals & Mining — 0.19%
101,000	Commercial Metals Co.	1,676

	Electric Utilities — 0.28%
63,100	Edison International	2,436

	Electronic Manufacturing Services — 0.47%
114,300	Tyco Electronics Ltd.	4,046

	Food Retail — 0.88%
250,700	Safeway, Inc.	5,638
88,885	The Kroger Co.	1,988

		7,626

	Home Improvement Retail — 0.38%
129,400	Lowe’s Cos., Inc.	3,245

	Homebuilding — 0.22%
2,800	NVR, Inc. (a)	1,935

	Hotels, Resorts & Cruise Lines — 0.29%
54,000	Royal Caribbean Cruises Ltd. (a)	2,538

	Household Products — 0.33%
44,600	Kimberly-Clark Corp.	2,811

	Independent Power Producers & Energy Traders — 0.34%
97,300	Constellation Energy Group, Inc.	2,980

	Industrial Conglomerates — 0.49%
231,100	General Electric Co.	4,227

	Industrial Machinery — 2.00%
47,100	Eaton Corp.	4,781
130,100	Ingersoll-Rand PLC	6,126
74,200	Parker Hannifin Corp.	6,404

		17,311

	Integrated Oil & Gas — 1.83%
70,200	ConocoPhillips	4,781
61,600	Hess Corp.	4,715
171,600	Marathon Oil Corp.	6,354

		15,850

	Integrated Telecommunication Services — 0.76%
107,400	AT&T, Inc.	3,155
73,700	CenturyLink, Inc.	3,403

		6,558

	Investment Banking & Brokerage — 0.71%
108,900	Morgan Stanley	2,963
18,700	The Goldman Sachs Group, Inc.	3,145

		6,108

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Managed Health Care — 0.17%
53,600	Health Net, Inc. (a)	$1,463

	Movies & Entertainment — 1.07%
310,291	News Corp., Class – A	4,518
48,600	Time Warner, Inc.	1,563
80,400	Viacom, Inc., Class – B	3,185

		9,266

	Multi-line Insurance — 0.18%
70,200	XL Group PLC	1,532

	Oil & Gas Drilling — 0.70%
112,800	ENSCO International PLC – Sponsored ADR	6,021

	Oil & Gas Exploration & Production — 1.92%
111,900	Devon Energy Corp.	8,785
53,100	Newfield Exploration Co. (a)	3,829
173,700	Nexen, Inc.	3,978

		16,592

	Other Diversified Financial Services — 1.59%
324,000	JPMorgan Chase & Co.	13,744

	Packaged Foods & Meats — 0.81%
206,200	Sara Lee Corp.	3,610
163,100	Smithfield Foods, Inc. (a)	3,365

		6,975

	Pharmaceuticals — 3.85%
142,200	AstraZeneca PLC – Sponsored ADR	6,568
220,700	Johnson & Johnson	13,650
743,900	Pfizer, Inc.	13,026

		33,244

	Property & Casualty Insurance — 0.53%
82,700	The Travelers Cos., Inc.	4,607

	Publishing — 0.19%
107,400	Gannett Co., Inc.	1,621

	Regional Banks — 0.78%
134,900	BB&T Corp.	3,547
215,000	Fifth Third Bancorp	3,156

		6,703

	Steel — 0.25%
28,200	Cliffs Natural Resources, Inc.	2,200

	Systems Software — 0.46%
141,900	Microsoft Corp.	3,962

	Tobacco — 0.33%
117,400	Altria Group, Inc.	2,890

	Wireless Telecommunication Services — 0.52%
18,800	Sprint Nextel Corp. (a)	79

Shares	Security Description	Value (000)
	Wireless Telecommunication Services (continued)
168,200	Vodafone Group PLC – Sponsored ADR	$4,446

		4,525

	Total AllianceBernstein L.P.	309,496

	Institutional Capital, LLC — 24.68%
	Aerospace & Defense — 0.82%
132,803	Honeywell International, Inc.	7,060

	Asset Management & Custody Banks — 0.48%
21,950	BlackRock, Inc.	4,183

	Auto Parts & Equipment — 0.57%
129,022	Johnson Controls, Inc.	4,929

	Brewers — 0.43%
74,151	Molson Coors Brewing Co., Class – B	3,722

	Communications Equipment — 0.52%
91,050	Qualcomm, Inc.	4,506

	Construction & Farm Machinery & Heavy Trucks — 0.14%
12,781	Caterpillar, Inc.	1,197

	Diversified Banks — 1.55%
217,943	U.S. Bancorp	5,878
243,173	Wells Fargo & Co.	7,536

		13,414

	Drug Retail — 0.24%
59,100	CVS Caremark Corp.	2,055

	Fertilizers & Agricultural Chemicals — 0.54%
67,300	Monsanto Co.	4,687

	Gold — 0.64%
90,026	Newmont Mining Corp.	5,530

	Health Care Equipment — 0.57%
107,222	Covidien PLC	4,896

	Home Improvement Retail — 0.72%
248,832	Lowe’s Cos., Inc.	6,241

	Industrial Conglomerates — 0.14%
50,301	Textron, Inc.	1,189

	Insurance Brokers — 0.53%
99,371	Aon Corp.	4,572

	Integrated Oil & Gas — 3.64%
80,975	Chevron Corp.	7,389
135,750	ConocoPhillips	9,244
160,342	Marathon Oil Corp.	5,937
90,740	Occidental Petroleum Corp.	8,902

		31,472

	Integrated Telecommunication Services — 0.69%
168,527	BCE, Inc.	5,976

	Investment Banking & Brokerage — 1.01%
143,050	Charles Schwab Corp.	2,448

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Institutional Capital, LLC (continued)
	Investment Banking & Brokerage (continued)
37,150	The Goldman Sachs Group, Inc.	$6,247

		8,695

	IT Consulting & Other Services — 0.39%
70,176	Accenture PLC, Class – A	3,403

	Life & Health Insurance — 1.18%
93,926	Aflac, Inc.	5,300
110,550	MetLife, Inc.	4,913

		10,213

	Managed Health Care — 0.28%
41,750	WellPoint, Inc. (a)	2,374

	Metal & Glass Containers — 0.36%
101,204	Owens-Illinois, Inc. (a)	3,107

	Movies & Entertainment — 1.21%
80,200	Time Warner, Inc.	2,580
197,972	Viacom, Inc., Class – B	7,842

		10,422

	Oil & Gas Exploration & Production — 0.41%
29,500	Apache Corp.	3,517

	Pharmaceuticals — 2.83%
216,231	Merck & Co., Inc.	7,793
552,114	Pfizer, Inc.	9,667
217,155	Sanofi-Aventis – Sponsored ADR	6,999

		24,459

	Property & Casualty Insurance — 0.25%
35,350	ACE Ltd.	2,200

	Regional Banks — 0.54%
176,755	BB&T Corp.	4,647

	Semiconductors — 0.51%
136,172	Texas Instruments, Inc.	4,425

	Soft Drinks — 1.84%
140,384	PepsiCo, Inc.	9,171
102,792	The Coca-Cola Co.	6,761

		15,932

	Systems Software — 0.77%
236,850	Microsoft Corp.	6,613

	Wireless Telecommunication Services — 0.88%
288,923	Vodafone Group PLC – Sponsored ADR	7,636

	Total Institutional Capital, LLC	213,272

	SSgA Funds Management, Inc. — 21.61%
	Advertising — 0.01%
2,697	Omnicom Group, Inc.	123

	Aerospace & Defense — 0.41%
14,951	General Dynamics Corp.	1,061
2,852	Lockheed Martin Corp.	200

Shares	Security Description	Value (000)
	Aerospace & Defense (continued)
13,012	Northrop Grumman Corp.	$843
16,558	Raytheon Co.	767
6,221	The Boeing Co.	406
3,460	United Technologies Corp.	272

		3,549

	Agricultural Products — 0.10%
27,924	Archer-Daniels-Midland Co.	840

	Air Freight & Logistics — 0.05%
4,690	FedEx Corp.	436

	Aluminum — 0.07%
37,406	Alcoa, Inc.	576

	Apparel Retail — 0.00%
1,853	The Gap, Inc.	41

	Asset Management & Custody Banks — 0.28%
52,249	Bank of New York Mellon Corp.	1,578
2,645	BlackRock, Inc., Class – A	504
6,262	Northern Trust Corp.	347

		2,429

	Auto Parts & Equipment — 0.01%
1,787	Johnson Controls, Inc.	68

	Biotechnology — 0.37%
41,341	Amgen, Inc. (a)	2,269
10,525	Biogen Idec, Inc. (a)	706
2,653	Genzyme Corp. (a)	189

		3,164

	Cable & Satellite — 0.42%
121,284	Comcast Corp., Class – A	2,665
15,178	Time Warner Cable, Inc.	1,002

		3,667

	Communications Equipment — 0.24%
58,483	Corning, Inc.	1,130
100,741	Motorola, Inc. (a)	914

		2,044

	Construction & Farm Machinery & Heavy Trucks — 0.01%
1,078	Deere & Co.	89

	Consumer Finance — 0.10%
19,743	Capital One Financial Corp.	840

	Department Stores — 0.02%
3,545	Kohl’s Corp. (a)	193

	Diversified Banks — 1.01%
82,619	U.S. Bancorp	2,228
209,330	Wells Fargo & Co.	6,487

		8,715

	Diversified Chemicals — 0.34%
25,494	E.I. du Pont de Nemours & Co.	1,272

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Chemicals (continued)
49,707	The Dow Chemical Co.	$1,697

		2,969

	Drug Retail — 0.23%
52,134	CVS Caremark Corp.	1,813
3,413	Walgreen Co.	133

		1,946

	Electric Utilities — 0.67%
20,767	American Electric Power, Inc.	747
56,945	Duke Energy Corp.	1,014
8,084	Entergy Corp.	573
28,270	Exelon Corp.	1,177
17,698	NextEra Energy, Inc.	920
35,519	The Southern Co.	1,358

		5,789

	Environmental & Facilities Services — 0.09%
20,920	Waste Management, Inc.	771

	Food Retail — 0.07%
26,034	The Kroger Co.	582

	Health Care Distributors — 0.10%
10,263	Cardinal Health, Inc.	393
6,287	McKesson Corp.	443

		836

	Health Care Equipment — 0.12%
4,175	Baxter International, Inc.	211
10,887	Medtronic, Inc.	404
8,582	Zimmer Holdings, Inc. (a)	461

		1,076

	Home Entertainment Software — 0.02%
15,951	Activision Blizzard, Inc.	198

	Home Improvement Retail — 0.04%
14,870	Lowe’s Cos., Inc.	373

	Hotels, Resorts & Cruise Lines — 0.06%
11,898	Carnival Corp.	549

	Household Products — 0.93%
3,449	Colgate-Palmolive Co.	277
3,677	Kimberly-Clark Corp.	232
116,472	The Procter & Gamble Co.	7,493

		8,002

	Hypermarkets & Super Centers — 0.21%
33,012	Wal-Mart Stores, Inc.	1,780

	Industrial Conglomerates — 0.84%
352,703	General Electric Co.	6,451
18,905	Tyco International Ltd.	783

		7,234

Shares	Security Description	Value (000)
	Industrial Machinery — 0.01%
1,842	Danaher Corp.	$87

	Integrated Oil & Gas — 1.85%
81,876	Chevron Corp.	7,471
39,578	ConocoPhillips	2,695
17,730	Exxon Mobil Corp.	1,297
12,757	Hess Corp.	977
22,587	Marathon Oil Corp.	836
27,881	Occidental Petroleum Corp.	2,735

		16,011

	Integrated Telecommunication Services — 1.37%
254,198	AT&T, Inc.	7,468
121,485	Verizon Communications, Inc.	4,347

		11,815

	Internet Software & Services — 0.16%
30,907	eBay, Inc. (a)	860
32,235	Yahoo!, Inc. (a)	536

		1,396

	Investment Banking & Brokerage — 0.57%
44,170	Morgan Stanley	1,202
22,192	The Goldman Sachs Group, Inc.	3,732

		4,934

	Life & Health Insurance — 0.11%
1,153	Aflac, Inc.	65
19,399	MetLife, Inc.	862

		927

	Life Sciences Tools & Services — 0.11%
17,541	Thermo Electron Corp. (a)	971

	Managed Health Care — 0.38%
17,176	Aetna, Inc.	524
48,935	UnitedHealth Group, Inc.	1,767
17,147	WellPoint, Inc. (a)	975

		3,266

	Movies & Entertainment — 0.74%
77,388	News Corp., Class – A	1,127
84,456	The Walt Disney Co.	3,168
38,785	Time Warner, Inc.	1,248
21,093	Viacom, Inc., Class – B	835

		6,378

	Multi-line Insurance — 0.06%
13,610	Loews Corp.	529

	Multi-Utilities — 0.30%
25,490	Dominion Resources, Inc.	1,089
17,037	PG&E Corp.	815
21,966	Public Service Enterprise Group, Inc.	699

		2,603

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services — 0.30%
13,492	Baker Hughes, Inc.	$771
17,959	National Oilwell Varco, Inc.	1,208
7,500	Schlumberger Ltd.	626

		2,605

	Oil & Gas Exploration & Production — 0.67%
21,252	Anadarko Petroleum Corp.	1,619
16,438	Apache Corp.	1,960
28,214	Chesapeake Energy Corp.	731
19,187	Devon Energy Corp.	1,506

		5,816

	Oil & Gas Storage & Transportation — 0.04%
14,875	The Williams Cos., Inc.	368

	Other Diversified Financial Services — 2.00%
431,541	Bank of America Corp.	5,757
909,574	Citigroup, Inc. (a)	4,302
171,184	JPMorgan Chase & Co.	7,262

		17,321

	Packaged Foods & Meats — 0.31%
11,614	General Mills, Inc.	413
1,208	Kellogg Co.	62
69,176	Kraft Foods, Inc.	2,180

		2,655

	Pharmaceuticals — 2.38%
6,581	Abbott Laboratories	315
74,143	Bristol-Myers Squibb Co.	1,963
33,592	Eli Lilly & Co.	1,177
100,789	Johnson & Johnson	6,234
134,040	Merck & Co., Inc.	4,831
346,880	Pfizer, Inc.	6,074

		20,594

	Property & Casualty Insurance — 1.07%
12,295	ACE Ltd.	765
74,406	Berkshire Hathaway, Inc., Class – B (a)	5,961
23,345	The Allstate Corp.	744
13,055	The Chubb Corp.	779
17,828	The Travelers Cos., Inc.	993

		9,242

	Publishing — 0.05%
10,927	Thomson Reuters Corp.	407

	Railroads — 0.45%
16,860	CSX Corp.	1,089
16,052	Norfolk Southern Corp.	1,009
19,038	Union Pacific Corp.	1,764

		3,862

Shares or Principal Amount (000)	Security Description	Value (000)
	Regional Banks — 0.25%
30,033	BB&T Corp.	$789
22,507	PNC Financial Services Group, Inc.	1,367

		2,156

	Retail REITs — 0.05%
3,926	Simon Property Group, Inc.	391
1	The Macerich Co.	—

		391

	Semiconductors — 0.29%
75,465	Intel Corp.	1,587
28,965	Texas Instruments, Inc.	941

		2,528

	Soft Drinks — 0.40%
29,586	PepsiCo, Inc.	1,933
23,038	The Coca-Cola Co.	1,515

		3,448

	Specialized Finance — 0.10%
2,773	CME Group, Inc.	892

	Specialized REITs — 0.01%
581	Public Storage	59

	Steel — 0.04%
7,738	Nucor Corp.	339

	Systems Software — 0.41%
109,335	Microsoft Corp.	3,053
31,003	Symantec Corp. (a)	519

		3,572

	Tobacco — 0.25%
37,639	Altria Group, Inc.	927
12,695	Philip Morris International, Inc.	743
14,386	Reynolds American, Inc.	469

		2,139

	Wireless Telecommunication Services — 0.06%
127,558	Sprint Nextel Corp. (a)	540

	Total SSgA Funds Management, Inc.	186,730

	Total Common Stocks	709,498

	Corporate Bonds — 0.90%
	PIMCO — 0.90%
	Automobiles — 0.27%
$1,300	Daimler Finance North America LLC, 6.50%, 11/15/13	1,472
831	Ford Motor Co., 3.03%, 12/15/13 (b)	829

		2,301

	Computers & Peripherals — 0.05%
400	Hewlett-Packard Co., 1.34%, 5/27/11 (b)	402

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
	PIMCO (continued)
	Consumer Finance — 0.06%
$100	SLM Corp., MTN, 5.13%, 8/27/12	$102
500	SLM Corp., Series A, MTN, 0.59%, 1/27/14 (b)	450

		552

	Diversified Financial Services — 0.18%
100	Citigroup, Inc., 4.59%, 12/15/15	104
600	Citigroup, Inc., 8.50%, 5/22/19	745
400	Goldman Sachs Group, Inc., 3.70%, 8/1/15	408
200	Goldman Sachs Group, Inc., 0.79%, 1/12/15 (b)	193
100	Goldman Sachs Group, Inc., Series B, MTN, 0.69%, 7/22/15 (b)	96

		1,546

	Diversified Telecommunication Services — 0.06%
500	Verizon Communications, Inc., 3.75%, 5/20/11	506

	Electric Utilities — 0.14%
1,200	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,245

	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	105

	Insurance — 0.02%
100	American International Group, Inc., MTN, 0.40%, 3/20/12 (b)	98
100	American International Group, Inc., Series 1, MTN, 0.40%, 10/18/11 (b)	99

		197

	Real Estate Investment Trusts — 0.11%
900	Weyerhaeuser Co., 6.75%, 3/15/12	951

	Total Corporate Bonds	7,805

	Asset Backed Securities — 0.30%
	PIMCO — 0.30%
362	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.35%, 6/25/47 (b)	348

Principal Amount (000)	Security Description	Value (000)
$314	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.36%, 5/25/36 (b)	$303
270	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.34%, 10/25/28 (b)	266
356	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.32%, 5/25/37 (b)	309
198	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.32%, 6/25/37 (b)	194
252	SLM Student Loan Trust, Series 2005-4, Class A2, 0.37%, 4/26/21 (b)	251
661	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	710
32	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	34
170	Wells Fargo Home Equity Trust, Series 2005-2, Class AI1A, 0.49%, 10/25/35 (b)	170

	Total Asset Backed Securities	2,585

	Collateralized Mortgage Obligations — 3.06%
	PIMCO — 3.06%
136	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.28%, 10/25/34 (b)	120
14	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.95%, 9/25/45 (b)	12
80	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	84
720	Banc of America Funding Corp., Series 2004-A, Class 1A3, 4.95%, 9/20/34 (b)	724
676	Banc of America Funding Corp., Series 2005-D, Class A1, 2.87%, 5/25/35 (b)	656
18	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.31%, 2/25/36 (b)	14
77	Bear Stearns Adjustable Rate Mortgage Trust, Series 2000-2, Class A1, 3.56%, 11/25/30 (b)	77

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$151	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.77%, 8/25/33 (b)	$149
81	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 22A1, 4.56%, 4/25/34 (b)	74
617	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.11%, 9/25/34 (b)	522
23	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.61%, 11/25/34 (b)	23
348	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.56%, 10/25/35 (b)	311
854	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 3.05%, 9/25/34 (b)	658
700	Citicorp Mortgage Securities, Inc., Series 2005-3, Class 1A2, 5.50%, 4/25/35	691
485	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.56%, 8/25/35 (b)	434
47	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.21%, 8/25/35 (b)	44
118	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	120
666	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.47%, 5/25/35 (b)	441
25	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.54%, 2/25/37 (b)	15
25	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.72%, 2/25/37 (b)	18
29	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.45%, 9/25/46 (b)	18
24	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.47%, 7/20/46 (b)	11
79	Countrywide Home Loans, Series 2004-16, Class 1A4A, 0.64%, 9/25/34 (b)	46

Principal Amount (000)	Security Description	Value (000)
$837	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.58%, 3/25/35 (b)	$531
356	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.55%, 4/25/35 (b)	241
817	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.49%, 5/25/35 (b)	553
1,212	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 3.02%, 2/20/36 (b)	966
26	Fannie Mae, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	29
574	Fannie Mae, Series 2006-82, Class F, 0.82%, 9/25/36 (b)	578
16	Freddie Mac, Series 3346, Class FA, 0.49%, 2/15/19 (b)	16
1,584	Freddie Mac, Series 3616, Class FG, 0.91%, 3/15/32 (b)	1,593
459	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 23A, 4.42%, 6/25/34 (b)	435
164	Government National Mortgage Association, Series 2000-9, Class FH, 0.76%, 2/16/30 (b)	165
3,910	Government National Mortgage Association, Series 2005-16, Class FA, 0.51%, 2/20/35 (b)	3,901
3,961	Government National Mortgage Association, Series 2005-3, Class FC, 0.51%, 1/16/35 (b)	3,952
1,374	Government National Mortgage Association, Series 2008-6, Class FA, 0.75%, 2/20/38 (b)	1,383
810	Greenpoint Mortgage Funding Trust, Series 2005- AR1, Class A2, 0.48%, 6/25/45 (b)	540
624	GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.88%, 9/25/35 (b)	610

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$749	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.48%, 5/19/35 (b)	$487
305	JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3, 2.97%, 7/25/35 (b)	295
1,263	Master Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1, 2.86%, 5/25/34 (b)	992
398	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 2.01%, 10/25/35 (b)	361
80	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	85
589	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.74%, 10/25/35 (b)	449
472	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 3A2, 2.60%, 5/25/34 (b)	439
185	WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, 0.58%, 1/25/45 (b)	155
398	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.57%, 1/25/45 (b)	341
1,000	Wamu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, 2.72%, 4/25/35 (b)	832
564	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.49%, 4/25/45 (b)	472
9	Washington Mutual MSC MortgageThrough Certificates, Series 2003-AR1, Class 2A, 2.77%, 2/25/33 (b)	8
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.89%, 10/25/35 (b)	504
284	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.85%, 3/25/35 (b)	262

	Total Collateralized Mortgage Obligations	26,437

Principal Amount (000)	Security Description	Value (000)
	Certificates of Deposit — 0.11%
	PIMCO — 0.11%
$900	Intesa Sanpaolo New York, 2.38%, 12/21/12	$903

	Total Certificates of Deposit	903

	Global Bonds — 0.78%
	PIMCO — 0.78%
	Denmark — 0.31%
800	Bundesrepublik Deutschland, Series 7, 4.25%, 7/4/17 (c)	1,187
700	Bundesrepublik Deutschland, Series 7, 4.00%, 1/4/18 (c)	1,023
300	Bundesrepublik Deutschland, Series 8, 4.25%, 7/4/18 (c)	443

		2,653

	Ireland — 0.15%
1,000	Depfa ACS Bank, MTN, 3.25%, 2/15/12 (c)	1,321

	Netherlands — 0.09%
300	Deutsche Telekom International Finance BV, Series E, MTN, 7.13%, 9/26/12 (c)	506
200	Rabobank Nederland, MTN, 6.88%, 3/19/20 (c)	253

		759

	Norway — 0.11%
5,323	Norwegian Government Bond, 6.50%, 5/15/13 (c)	995

	United States — 0.12%
600	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (c)	790
200	Goldman Sachs Group, Inc., 1.35%, 2/4/13 (b)(c)	259

		1,049

	Total Global Bonds	6,777

	Municipal Bonds — 0.29%
	PIMCO — 0.29%
	California — 0.16%
100	California State, GO, 7.30%, 10/1/39	101
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,014
300	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	304

		1,419

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Municipal Bonds (continued)
	PIMCO (continued)
	Illinois — 0.12%
$1,000	Illinois State, GO, 1.82%, 1/1/11	$1,000

	Washington — 0.01%
100	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	106

	Total Municipal Bonds	2,525

	U.S. Government Agency Mortgages — 3.61%
	PIMCO — 3.61%
34	Fannie Mae, Pool #886660, 5.50%, 8/1/36	36
335	Fannie Mae, Pool #900980, 6.00%, 9/1/36	365
44	Fannie Mae, Pool #928066, 5.50%, 1/1/37	47
113	Fannie Mae, Pool #930631, 4.50%, 3/1/39	116
240	Fannie Mae, Pool #932390, 4.50%, 1/1/40	246
429	Fannie Mae, Pool #935313, 4.50%, 7/1/39	441
484	Fannie Mae, Pool #995672, 4.50%, 4/1/39	497
149	Fannie Mae, Pool #AA3414, 4.50%, 3/1/39	153
118	Fannie Mae, Pool #AA4463, 4.50%, 4/1/39	122
55	Fannie Mae, Pool #AA7165, 4.50%, 5/1/39	56
203	Fannie Mae, Pool #AA9845, 4.50%, 8/1/39	209
209	Fannie Mae, Pool #AC4815, 4.50%, 10/1/39	215
155	Fannie Mae, Pool #AC5442, 4.50%, 11/1/39	160
258	Fannie Mae, Pool #AC6815, 4.50%, 1/1/40	265
1,947	Fannie Mae, Pool #AD2287, 4.00%, 3/1/25	2,013
3,630	Fannie Mae, Pool #AD3808, 4.50%, 4/1/40	3,729
254	Fannie Mae, Pool #AD5234, 4.50%, 7/1/40	261
31	Fannie Mae, Pool #AD5673, 4.50%, 5/1/40	32
98	Fannie Mae, Pool #AD7793, 4.50%, 7/1/40	101
132	Fannie Mae, Pool #AD9887, 4.50%, 7/1/40	135

Principal Amount (000)	Security Description	Value (000)
$572	Fannie Mae, Pool #AE4414, 4.00%, 11/1/40	$570
56	Fannie Mae, Pool #AE5791, 4.50%, 10/1/40	58
8,000	Fannie Mae, Pool #AE9764, 4.00%, 12/1/40	7,966
6,114	Fannie Mae, Pool #AH1813, 4.00%, 12/1/40	6,089
7,313	Fannie Mae, Pool #MA0614, 4.00%, 1/1/41	7,284

	Total U.S. Government Agency Mortgages	31,166

	U.S. Treasury Obligations — 3.15%
	PIMCO — 3.12%
210	U.S. Treasury Bills, 0.17%, 5/26/11 (d)(e)	210
14,400	U.S. Treasury Bills, 0.19%, 6/16/11 (d)	14,389
7,390	U.S. Treasury Bills, 0.16%, 1/13/11 (d)(e)	7,390
1,508	U.S. Treasury Bills, 0.21%, 5/19/11 (d)(e)	1,507
759	U.S. Treasury Bills, 0.12%, 1/6/11 (d)(e)	759
697	U.S. Treasury Bills, 0.13%, 1/27/11 (d)(e)	697
247	U.S. Treasury Bills, 0.19%, 6/2/11 (d)(e)	247
700	U.S. Treasury Note, 3.63%, 8/15/19	731
500	U.S. Treasury Note, 3.13%, 5/15/19	505
200	U.S.Treasury Inflation Index Note, 3.38%, 1/15/12	258
200	U.S.Treasury Inflation Index Note, 2.38%, 4/15/11	222

	Total PIMCO	26,915

	SSgA Funds Management, Inc. — 0.03%
100	U.S. Treasury Bills, 0.11%, 3/10/11 (d)(e)	100
197	U.S. Treasury Bills, 0.11%, 1/20/11 (d)(e)	197

	Total SSgA Funds Management, Inc.	297

	Total U.S. Treasury Obligations	27,212

	Yankee Dollars — 0.70%
	PIMCO — 0.70%
	Aerospace & Defense — 0.07%
600	Waha Aerospace BV, 3.93%, 7/28/20	598

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	PIMCO (continued)
	Air Freight & Logistics — 0.01%
$100	Intesa Sanpaolo SpA, 0.79%, 1/19/12 (b)	$99

	Commercial Banks — 0.06%
100	Export-Import Bank of Korea, 5.88%, 1/14/15	108
200	Export-Import Bank of Korea, 4.13%, 9/9/15	203
200	Export-Import Bank of Korea, 5.13%, 6/29/20	206

		517

	Diversified Financial Services — 0.05%
400	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	454

	Metals & Mining — 0.15%
1,200	Vale Overseas Ltd., 6.88%, 11/10/39	1,326

	Oil, Gas & Consumable Fuels — 0.05%
400	Petrobras International Finance Co., 5.88%, 3/1/18	426

	Real Estate Management & Development — 0.12%
1,000	Qatari Diar Finance QSC, 5.00%, 7/21/20	995

	Sovereign — 0.16%
1,300	State of Qatar, 4.00%, 1/20/15	1,346

	Wireless Telecommunication Services — 0.03%
250	Deutsche Telekom International Finance BV, 5.38%, 3/23/11	253

	Total Yankee Dollars	6,014

	Time Deposits — 1.26%
	AllianceBernstein L.P. — 0.82%
7,080	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	7,080

	Institutional Capital, LLC — 0.44%
3,818	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	3,818

	Total Time Deposits	10,898

	Mutual Funds — 0.51%
	PIMCO — 0.31%
2,696,127	SSgA U.S. Government Money Market 0.00% (b)	2,696

Shares or Principal Amount (000)	Security Description	Value (000)
	SSgA Funds Management, Inc. — 0.20%
1,723,884	Alliance Money Market Fund Prime Portfolio, 0.16% (b)	$1,724

	Total Mutual Funds	4,420

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
145	S&P 500 Future Expiring March, 2010 at $525	2
112	S&P 500 Future Expiring March, 2011 at $450	1

	Total Put Options Purchased	3

	Repurchase Agreements — 2.13%
	PIMCO — 2.13%
14,300	Credit Suisse Securities, 0.23%, 1/3/11, (Purchased on 12/31/10, proceeds at maturity $14,300,274, collateralized by U.S. Treasury Note, 1.00%, 10/31/11 fair value $14,518,000)	14,300
4,100	Deutsche Bank, 0.20%, 1/3/11, (Purchased on 12/31/10, proceeds at maturity $4,100,068, collateralized by U.S. Treasury Bond, 4.38%, 5/15/40 fair value $4,168,000)	4,100

	Total Repurchase Agreements	18,400

	Total Investments Before TBA Sale Commitments (cost $751,603) — 98.90%	854,643

	TBA Sale Commitments (see summary below) — (3.24)%	(28,025)

	Other assets in excess of liabilities — 4.35%	37,631

	Net Assets — 100.00%	$864,249

	TBA Sale Commitments (f) — (3.24)%
	PIMCO — (3.24)%
$(6,000)	Fannie Mae, 40 YR TBA, 4.50%, 2/25/41	$(6,142)
(22,000)	Fannie Mae, 30 YR TBA, 4.00%, 1/25/41	(21,883)

	Total TBA Sale Commitments	$(28,025)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

(c)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(d)	Rate disclosed represents effective yield at purchase.

(e)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

(f)	Represents a “to-be-announced” transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time. (See Note 2 in Notes to Financial Statements).

ADR — American Depositary Receipt

GO — General Obligation

MTN — Medium Term Note

REITs — Real Estate Investment Trusts

TBA — Security is subject to delayed delivery.

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
242	S&P 500 E-Mini Future	$15,161	Mar-11	$581
407	S&P 500 Future	127,493	Mar-11	4,379

				$4,960

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
54	S&P 500 E-mini Future	$3,383	Mar-11	$46

	Net Unrealized Appreciation/(Depreciation)			$5,006

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
700,000	Australian Dollar	Royal Bank of Scotland	1/28/2011	$666	$713	$47
824,145	Brazilian Real	HSBC	2/2/2011	631	652	21
169,900	Brazilian Real	JP Morgan Chase	2/2/2011	90	94	4
156,375	Brazilian Real	Citibank	3/2/2011	483	490	7
1,090,465	Brazilian Real	HSBC	3/2/2011	100	101	1
7,800,000	Chinese Renminbi	Morgan Stanley	9/14/2011	1,400	1,420	20
9,318,400	Chinese Renminbi	Royal Bank of Scotland	9/8/2015	1,200	1,221	21
8,960,000	Chinese Renminbi	Royal Bank of Scotland	9/8/2015	1,400	1,402	2
1,718,000	Danish Kroner	Royal Bank of Canada	2/7/2011	320	308	(12)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Currency Contracts (continued)

PIMCO (continued)

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased (continued)
400	Euro	Credit Suisse	1/25/2011	$1	$1	$—
10,000,000	Indian Rupee	Royal Bank of Scotland	3/9/2011	222	221	(1)
19,242,400	Indian Rupee	Barclays Bank	3/9/2011	426	425	(1)
3,255,000	Indian Rupee	JP Morgan Chase	3/9/2011	70	72	2
280,000	Malaysian Ringgit	Barclays Bank	2/7/2011	90	91	1
250,000	Malaysian Ringgit	Barclays Bank	2/7/2011	352	353	1
240,000	Malaysian Ringgit	Citibank	2/7/2011	81	81	—
1,091,920	Malaysian Ringgit	Citibank	2/7/2011	110	113	3
348,700	Malaysian Ringgit	Royal Bank of Scotland	2/7/2011	78	78	—
9,776,000	Norwegian Krone	Citibank	2/7/2011	1,656	1,673	17
400,000	Norwegian Krone	Citibank	2/7/2011	66	68	2
1,000,000	Norwegian Krone	Citibank	2/7/2011	164	171	7
150,000	Singapore Dollar	Bank of America	3/9/2011	111	117	6
100,000	Singapore Dollar	Bank of America	3/9/2011	141	148	7
190,000	Singapore Dollar	Bank of America	3/9/2011	112	117	5
120,000	Singapore Dollar	Citibank	3/9/2011	60	62	2
150,000	Singapore Dollar	JP Morgan Chase	3/9/2011	74	78	4
1,056,368	Singapore Dollar	JP Morgan Chase	3/9/2011	89	94	5
79,147	Singapore Dollar	JP Morgan Chase	6/9/2011	811	823	12

	Total Currencies Purchased			$11,004	$11,187	$183

	Currencies Sold
1,246,840	Brazilian Real	Royal Bank of Canada	2/2/2011	$723	$746	$(23)
1,090,465	Brazilian Real	HSBC	4/4/2011	623	645	(22)
339,000	British Sterling Pound	Royal Bank of Scotland	3/21/2011	530	528	2
11,000	Canadian Dollar	HSBC	2/17/2011	11	11	—
9,310,000	Chinese Renminbi	Royal Bank of Scotland	9/14/2011	1,400	1,418	(18)
1,743,000	Danish Kroner	Royal Bank of Canada	2/7/2011	324	312	12
798,000	Euro	Citibank	1/6/2011	5,083	5,020	63
1,022,000	Euro	Barclays Bank	1/25/2011	1,952	1,991	(39)
196,000	Euro	Citibank	1/25/2011	1,109	1,066	43
350,000	Euro	JP Morgan Chase	1/25/2011	485	468	17
3,757,000	Euro	Royal Bank of Scotland	1/25/2011	1,434	1,365	69
1,490,000	Euro	Royal Bank of Scotland	1/25/2011	278	262	16
20,403,000	Japanese Yen	Barclays Bank	1/14/2011	296	306	(10)
10,201,000	Japanese Yen	Citibank	1/14/2011	119	123	(4)
17,138,000	Japanese Yen	Goldman Sachs	1/14/2011	203	211	(8)
10,000,000	Japanese Yen	Royal Bank of Scotland	1/14/2011	243	252	(9)
24,803,000	Japanese Yen	Royal Bank of Scotland	1/14/2011	121	126	(5)

	Total Currencies Sold			$14,934	$14,850	$84

	Net Unrealized Appreciation/(Depreciation)					$267

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Written Options

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(4)	S&P 500 Future Call	$1,275	$(8)	$(8)	Jan-11	$—
(4)	S&P 500 Future Put	1,190	(10)	(4)	Jan-11	6
(1,020)	Put – Interest Rate Option U.S. Dollar 2 – Year Interest	2	(61)	(138)	Sep-12	(77)
(29)	Call – U.S. Treasury 10 Year Future Option	123	(7)	(5)	Jan-11	2
(29)	Put – U.S. Treasury 10 Year Future Option	118	(20)	(7)	Jan-11	13

	Net Unrealized Appreciation/(Depreciation)		$(106)	$(162)		$(56)

Interest Rate SWAP Agreements

PIMCO

Swap Agreements	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$2,100	$—	$20	11/2/20	0.29%	$20
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	800	—	24	11/2/15	1.45%	24
Interest Rate Swap Morgan Stanley Capital Services, Inc., based on the London Interbank Offer Rate Index	700	—	21	11/2/15	1.45%	21
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	4,500	9	245	12/15/20	2.75%	236
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	11,000	45	90	1/2/12	11.36%	45
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	4,600	23	21	1/2/14	11.99%	(2)

		$77	$421			$344

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.18%
	Jennison Associates LLC — 36.36%
	Aerospace & Defense — 1.44%
33,666	Precision Castparts Corp.	$4,687
41,691	The Boeing Co.	2,721
36,960	United Technologies Corp.	2,909

		10,317

	Air Freight & Logistics — 0.60%
16,958	C.H. Robinson Worldwide, Inc.	1,360
24,358	Expeditors International of Washington, Inc.	1,330
21,884	United Parcel Service, Inc., Class – B	1,588

		4,278

	Apparel Retail — 0.06%
11,988	Urban Outfitters, Inc. (a)	429

	Apparel, Accessories & Luxury Goods — 1.44%
69,452	Coach, Inc.	3,841
16,280	LVMH Moet Hennessy Louis Vuitton SA – ADR	540
26,580	Phillips-Van Heusen Corp.	1,675
38,057	Polo Ralph Lauren Corp.	4,221

		10,277

	Application Software — 0.66%
35,901	Salesforce.com, Inc. (a)	4,739

	Automobile Manufacturers — 0.16%
45,434	Bayerische Motoren Werke AG – ADR	1,185

	Biotechnology — 1.08%
71,736	Celgene Corp. (a)	4,242
35,749	Gilead Sciences, Inc. (a)	1,296
62,932	Vertex Pharmaceuticals, Inc. (a)	2,205

		7,743

	Brewers — 0.51%
64,192	Anheuser-Busch Inbev NV – Sponsored ADR	3,665

	Communications Equipment — 1.90%
176,885	Cisco Systems, Inc. (a)	3,579
150,435	Juniper Networks, Inc. (a)	5,554
89,560	Qualcomm, Inc.	4,432

		13,565

	Computer Hardware — 3.07%
39,235	Apple, Inc. (a)	12,656
17,226	Hewlett-Packard Co.	725
58,266	International Business Machines Corp.	8,551

		21,932

	Computer Storage & Peripherals — 0.81%
105,841	NetApp, Inc. (a)	5,817

Shares	Security Description	Value (000)
	Construction & Farm Machinery & Heavy Trucks — 0.53%
45,455	Deere & Co.	$3,775

	Data Processing & Outsourced Services — 1.00%
21,355	MasterCard, Inc., Class – A	4,786
33,427	Visa, Inc., Class – A	2,353

		7,139

	Electronic Equipment & Instruments — 0.69%
119,102	Agilent Technologies, Inc. (a)	4,934

	Fertilizers & Agricultural Chemicals — 0.36%
37,086	Monsanto Co.	2,583

	Food Retail — 0.58%
81,612	Whole Foods Market, Inc. (a)	4,129

	Footwear — 0.88%
73,487	NIKE, Inc., Class – B	6,277

	General Merchandise Stores — 0.93%
94,305	Dollar General Corp. (a)	2,892
62,842	Target Corp.	3,779

		6,671

	Health Care Services — 1.14%
86,322	Express Scripts, Inc. (a)	4,666
56,475	Medco Health Solutions, Inc. (a)	3,460

		8,126

	Hotels, Resorts & Cruise Lines — 0.63%
109,121	Marriott International, Inc., Class – A	4,533

	Hypermarkets & Super Centers — 0.56%
55,063	Costco Wholesale Corp.	3,976

	Industrial Machinery — 0.49%
74,353	Ingersoll-Rand PLC	3,501

	Integrated Oil & Gas — 0.82%
59,564	Occidental Petroleum Corp.	5,843

	Internet Retail — 1.70%
67,643	Amazon.com, Inc. (a)	12,176

	Internet Software & Services — 2.04%
40,233	Baidu, Inc., Class – A – Sponsored ADR (a)	3,884
12,561	Google, Inc., Class – A (a)	7,461
37,418	Mail.ru Group Ltd. – Registered GDR (a)(b)	1,347
86,200	Tencent Holdings Ltd. – ADR	1,890

		14,582

	Investment Banking & Brokerage — 1.29%
161,268	Charles Schwab Corp.	2,759
48,312	Morgan Stanley	1,315
30,509	The Goldman Sachs Group, Inc.	5,130

		9,204

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	IT Consulting & Other Services — 0.19%
18,916	Cognizant Technology Solutions Corp., Class – A (a)	$1,386

	Life Sciences Tools & Services — 0.42%
47,274	Illumina, Inc. (a)	2,994

	Movies & Entertainment — 0.98%
186,434	The Walt Disney Co.	6,993

	Oil & Gas Equipment & Services — 1.12%
95,799	Schlumberger Ltd.	7,999

	Oil & Gas Exploration & Production — 0.45%
26,800	Apache Corp.	3,195

	Packaged Foods & Meats — 1.23%
108,469	Kraft Foods, Inc.	3,418
42,978	Mead Johnson Nutrition Co.	2,675
87,691	Unilever PLC – Sponsored ADR	2,708

		8,801

	Personal Products — 0.27%
24,159	The Estee Lauder Cos., Inc., Class – A	1,950

	Pharmaceuticals — 1.61%
28,049	Abbott Laboratories	1,344
43,608	Allergan, Inc.	2,995
45,027	Shire PLC – Sponsored ADR	3,259
74,622	Teva Pharmaceutical Industries Ltd. – Sponsored ADR	3,890

		11,488

	Railroads — 0.39%
30,279	Union Pacific Corp.	2,806

	Restaurants — 0.97%
38,069	McDonald’s Corp.	2,922
124,010	Starbucks Corp.	3,985

		6,907

	Semiconductors — 0.58%
82,647	Broadcom Corp., Class – A	3,600
29,609	Marvell Technology Group Ltd. (a)	549

		4,149

	Specialty Stores — 0.41%
47,138	Tiffany & Co.	2,935

	Systems Software — 1.95%
195,183	Oracle Corp.	6,109
55,371	Red Hat, Inc. (a)	2,528
59,375	Vmware, Inc., Class – A (a)	5,279

		13,916

	Wireless Telecommunication Services — 0.42%
58,527	American Tower Corp., Class – A (a)	3,022

	Total Jennison Associates LLC	259,937

Shares	Security Description	Value (000)
	SsgA Funds Management, Inc. — 24.33%
	Advertising — 0.07%
10,407	Omnicom Group, Inc.	$477

	Aerospace & Defense — 0.96%
4,000	General Dynamics Corp.	284
21,802	Honeywell International, Inc.	1,159
2,100	ITT Corp.	109
1,300	L-3 Communications Holdings, Inc.	92
6,886	Lockheed Martin Corp.	481
5,636	Precision Castparts Corp.	785
1,800	Rockwell Collins, Inc.	105
17,525	The Boeing Co.	1,144
34,724	United Technologies Corp.	2,733

		6,892

	Air Freight & Logistics — 0.32%
1,922	C.H. Robinson Worldwide, Inc.	154
2,456	Expeditors International of Washington, Inc.	134
5,694	FedEx Corp.	529
20,304	United Parcel Service, Inc.	1,474

		2,291

	Aluminum — 0.01%
4,313	Alcoa, Inc.	66

	Apparel Retail — 0.19%
1,000	Abercrombie & Fitch Co., Class – A	58
1,100	Aeropostale, Inc. (a)	27
2,200	American Eagle Outfitters, Inc.	32
1,400	Ross Stores, Inc.	89
15,939	The Gap, Inc.	353
16,292	The TJX Cos., Inc.	723
1,400	Urban Outfitters, Inc. (a)	50

		1,332

	Apparel, Accessories & Luxury Goods — 0.06%
3,492	Coach, Inc.	193
600	Fossil, Inc. (a)	42
666	Polo Ralph Lauren Corp.	74
1,000	V.F. Corp.	86

		395

	Application Software — 0.13%
20,679	Adobe Systems, Inc. (a)	636
2,400	Amdocs Ltd. (a)	66
1,000	ANSYS, Inc. (a)	52
2,100	Citrix Systems, Inc. (a)	144
500	FactSet Research Systems, Inc.	47

		945

	Asset Management & Custody Banks — 0.19%
1,326	BlackRock, Inc., Class – A	253
1,000	Federated Investors, Inc.	26
5,931	Franklin Resources, Inc.	660

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SsgA Funds Management, Inc. (continued)
	Asset Management & Custody Banks (continued)
2,811	Northern Trust Corp.	$156
1,700	SEI Investments Co.	40
3,000	T. Rowe Price Group, Inc.	194
1,000	Waddell & Reed Financial, Inc., Class – A	35

		1,364

	Auto Parts & Equipment — 0.10%
1,600	Gentex Corp.	47
17,993	Johnson Controls, Inc.	688

		735

	Automobile Manufacturers — 0.22%
94,055	Ford Motor Co. (a)	1,579

	Automotive Retail — 0.03%
1,000	Advance Auto Parts, Inc.	66
300	AutoZone, Inc. (a)	82
1,600	O’Reilly Automotive, Inc. (a)	97

		245

	Biotechnology — 0.37%
11,000	Amgen, Inc. (a)	604
13,177	Celgene Corp. (a)	779
5,874	Genzyme Corp. (a)	418
23,870	Gilead Sciences, Inc. (a)	865

		2,666

	Cable & Satellite — 0.13%
23,143	DIRECTV, Class – A (a)	924

	Casinos & Gaming — 0.06%
8,800	Las Vegas Sands Corp. (a)	404

	Communications Equipment — 1.14%
209,770	Cisco Systems, Inc. (a)	4,244
5,752	Corning, Inc.	111
14,927	Juniper Networks, Inc. (a)	551
65,021	Qualcomm, Inc.	3,218

		8,124

	Computer & Electronics Retail — 0.06%
12,669	Best Buy Co., Inc.	434

	Computer Hardware — 2.57%
25,708	Apple, Inc. (a)	8,292
67,709	Dell, Inc. (a)	918
66,216	Hewlett-Packard Co.	2,788
43,132	International Business Machines Corp.	6,330
1,900	Teradata Corp. (a)	78

		18,406

	Computer Storage & Peripherals — 0.19%
57,883	EMC Corp. (a)	1,326
900	Lexmark International, Inc. (a)	31
1,300	Qlogic Corp. (a)	22

		1,379

Shares	Security Description	Value (000)
	Construction & Engineering — 0.01%
1,400	Jacobs Engineering Group, Inc. (a)	$64

	Construction & Farm Machinery & Heavy Trucks — 0.45%
17,700	Caterpillar, Inc.	1,658
11,401	Deere & Co.	947
10,319	PACCAR, Inc.	592

		3,197

	Consumer Electronics — 0.01%
1,300	Garmin Ltd.	40

	Consumer Finance — 0.18%
29,850	American Express Co.	1,281
100	Green Dot Corp., Class – A (a)	6

		1,287

	Data Processing & Outsourced Services — 0.46%
20,026	Automatic Data Processing, Inc.	927
1,400	Broadridge Financial Solutions, Inc.	31
1,100	Convergys Corp. (a)	14
900	Global Payments, Inc.	42
1,100	Lender Processing Services, Inc.	32
2,721	MasterCard, Inc., Class – A	610
900	NeuStar, Inc. (a)	23
3,700	Paychex, Inc.	114
7,700	The Western Union Co.	143
1,900	Total System Services, Inc.	29
18,635	Visa, Inc., Class – A	1,312

		3,277

	Department Stores — 0.08%
10,060	Kohl’s Corp. (a)	547

	Distillers & Vintners — 0.01%
1,200	Brown-Forman Corp., Class – B	84

	Distributors — 0.01%
1,800	Genuine Parts Co.	92

	Diversified Chemicals — 0.06%
8,684	E.I. du Pont de Nemours & Co.	433

	Diversified Metals & Mining — 0.26%
13,292	Freeport-McMoRan Copper & Gold, Inc.	1,596
4,928	Southern Copper Corp.	240

		1,836

	Diversified Support Services — 0.01%
1,500	Cintas Corp.	42
800	Copart, Inc. (a)	30

		72

	Drug Retail — 0.29%
19,901	CVS Caremark Corp.	692
35,202	Walgreen Co.	1,371

		2,063

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SsgA Funds Management, Inc. (continued)
	Education Services — 0.02%
1,500	Apollo Group, Inc., Class – A (a)	$59
700	Career Education Corp. (a)	15
400	ITT Educational Services, Inc. (a)	26
200	Strayer Education, Inc.	30

		130

	Electrical Components & Equipment — 0.28%
1,800	AMETEK, Inc.	71
1,900	Cooper Industries PLC	111
30,041	Emerson Electric Co.	1,717
700	Hubbell, Inc., Class – B	42
1,100	Roper Industries, Inc.	84

		2,025

	Electronic Components — 0.02%
2,000	Amphenol Corp., Class – A	106
600	Dolby Laboratories, Inc., Class – A (a)	40

		146

	Electronic Equipment & Instruments — 0.02%
1,700	FLIR Systems, Inc. (a)	51
400	Mettler-Toledo International, Inc. (a)	60
700	National Instruments Corp.	26

		137

	Fertilizers & Agricultural Chemicals — 0.20%
15,493	Monsanto Co.	1,079
4,406	The Mosaic Co.	336

		1,415

	Food Distributors — 0.10%
23,296	Sysco Corp.	685

	Food Retail — 0.00%
1,094	The Kroger Co.	24

	Footwear — 0.17%
14,411	NIKE, Inc., Class – B	1,231

	General Merchandise Stores — 0.20%
1,500	Dollar Tree, Inc. (a)	84
1,500	Family Dollar Stores, Inc.	75
20,954	Target Corp.	1,260

		1,419

	Gold — 0.12%
13,553	Newmont Mining Corp.	833

	Health Care Distributors — 0.10%
3,200	AmerisourceBergen Corp.	109
7,728	Cardinal Health, Inc.	296
1,100	Henry Schein, Inc. (a)	67
3,195	McKesson Corp.	225
1,200	Patterson Cos., Inc.	37

		734

Shares	Security Description	Value (000)
	Health Care Equipment — 0.84%
20,954	Baxter International, Inc.	$1,061
9,297	Becton, Dickinson & Co.	786
1,100	C.R. Bard, Inc.	101
2,100	CareFusion Corp. (a)	54
19,900	Covidien PLC	908
1,300	Edwards Lifesciences Corp. (a)	105
1,900	Hospira, Inc. (a)	106
700	IDEXX Laboratories, Inc. (a)	48
36,693	Medtronic, Inc.	1,361
1,700	ResMed, Inc. (a)	59
12,862	St. Jude Medical, Inc. (a)	550
12,359	Stryker Corp.	664
1,400	Varian Medical Systems, Inc. (a)	97
2,300	Zimmer Holdings, Inc. (a)	123

		6,023

	Health Care Services — 0.29%
21,794	Express Scripts, Inc. (a)	1,178
1,200	Laboratory Corp. of America Holdings (a)	105
1,100	Lincare Holdings, Inc.	30
12,358	Medco Health Solutions, Inc. (a)	757
500	Mednax, Inc. (a)	34

		2,104

	Health Care Supplies — 0.07%
2,710	Alcon, Inc.	443
1,700	Dentsply International, Inc.	58

		501

	Health Care Technology — 0.01%
765	Cerner Corp. (a)	72

	Home Entertainment Software — 0.01%
4,238	Activision Blizzard, Inc.	53

	Home Improvement Retail — 0.51%
47,737	Lowe’s Cos., Inc.	1,197
67,029	The Home Depot, Inc.	2,350
1,100	The Sherwin-Williams Co.	92

		3,639

	Homebuilding — 0.01%
70	NVR, Inc. (a)	48

	Homefurnishing Retail — 0.02%
800	Aaron’s, Inc.	16
3,000	Bed Bath & Beyond, Inc. (a)	148

		164

	Hotels, Resorts & Cruise Lines — 0.03%
4,764	Carnival Corp.	220

	Household Products — 0.52%
800	Church & Dwight Co., Inc.	55
17,259	Colgate-Palmolive Co.	1,387
14,051	Kimberly-Clark Corp.	886

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SsgA Funds Management, Inc. (continued)
	Household Products (continued)
1,600	The Clorox Co.	$101
20,234	The Procter & Gamble Co.	1,302

		3,731

	Human Resource & Employment Services — 0.00%
500	Towers Watson & Co., Class – A	26

	Hypermarkets & Super Centers — 0.57%
600	BJ’s Wholesale Club, Inc. (a)	29
17,624	Costco Wholesale Corp.	1,273
51,295	Wal-Mart Stores, Inc.	2,766

		4,068

	Industrial Conglomerates — 0.54%
28,273	3M Co.	2,440
700	Carlisle Cos., Inc.	28
70,557	General Electric Co.	1,291
2,157	Tyco International Ltd.	89

		3,848

	Industrial Gases — 0.24%
5,986	Air Products & Chemicals, Inc.	545
12,206	Praxair, Inc.	1,165

		1,710

	Industrial Machinery — 0.29%
600	Crane Co.	25
20,045	Danaher Corp.	946
900	Donaldson Co., Inc.	52
900	IDEX Corp.	35
17,506	Illinois Tool Works, Inc.	935
1,300	Pall Corp.	64

		2,057

	Insurance Brokers — 0.00%
1,300	Brown & Brown, Inc.	31

	Integrated Oil & Gas — 1.93%
14,700	Chevron Corp.	1,341
16,222	ConocoPhillips	1,105
146,344	Exxon Mobil Corp.	10,701
5,500	Marathon Oil Corp.	204
4,603	Occidental Petroleum Corp.	451

		13,802

	Internet Retail — 0.25%
9,892	Amazon.com, Inc. (a)	1,781

	Internet Software & Services — 0.79%
12,128	eBay, Inc. (a)	338
8,506	Google, Inc., Class – A (a)	5,052
15,157	Yahoo!, Inc. (a)	252

		5,642

Shares	Security Description	Value (000)
	Investment Banking & Brokerage — 0.12%
28,023	Charles Schwab Corp.	$479
13,410	Morgan Stanley	365

		844

	IT Consulting & Other Services — 0.30%
24,408	Accenture PLC, Class – A	1,184
11,944	Cognizant Technology Solutions Corp. (a)	875
3,500	SAIC, Inc. (a)	55

		2,114

	Life & Health Insurance — 0.14%
12,627	Aflac, Inc.	713
5,900	MetLife, Inc.	262
900	Torchmark Corp.	54

		1,029

	Life Sciences Tools & Services — 0.06%
700	Covance, Inc. (a)	36
1,200	Pharmaceutical Product Development, Inc.	33
400	Techne Corp.	26
4,700	Thermo Electron Corp. (a)	260
1,100	Waters Corp. (a)	85

		440

	Managed Health Care — 0.10%
13,000	UnitedHealth Group, Inc.	469
4,600	WellPoint, Inc. (a)	262

		731

	Marine — 0.00%
600	Kirby Corp. (a)	26

	Metal & Glass Containers — 0.01%
800	AptarGroup, Inc.	38

	Movies & Entertainment — 0.08%
13,914	News Corp., Class – A	203
6,840	Time Warner, Inc.	220
3,486	Viacom, Inc., Class – B	138

		561

	Office Electronics — 0.00%
700	Zebra Technologies Corp., Class – A (a)	27

	Oil & Gas Equipment & Services — 0.58%
3,425	Baker Hughes, Inc.	196
25,869	Halliburton Co.	1,056
600	Oceaneering International, Inc. (a)	44
33,738	Schlumberger Ltd.	2,817

		4,113

	Oil & Gas Exploration & Production — 0.14%
7,175	EOG Resources, Inc.	656
10,008	Southwestern Energy Co. (a)	374

		1,030

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SsgA Funds Management, Inc. (continued)
	Oil & Gas Storage & Transportation — 0.02%
7,013	The Williams Cos., Inc.	$173

	Packaged Foods & Meats — 0.19%
900	Flowers Foods, Inc.	24
10,970	General Mills, Inc.	390
800	Hormel Foods Corp.	41
9,289	Kellogg Co.	474
1,500	McCormick & Co., Inc.	70
2,323	Mead Johnson Nutrition Co.	145
1,800	The Hershey Co.	85
1,400	The J.M. Smucker Co.	92

		1,321

	Paper Packaging — 0.01%
1,200	Bemis Co., Inc.	39

	Personal Products — 0.03%
4,900	Avon Products, Inc.	142
1,300	The Estee Lauder Cos., Inc.	105

		247

	Pharmaceuticals — 1.12%
56,939	Abbott Laboratories	2,728
12,128	Allergan, Inc.	833
18,415	Eli Lilly & Co.	645
3,300	Forest Laboratories, Inc., Class – A (a)	105
27,306	Johnson & Johnson	1,689
28,200	Merck & Co., Inc.	1,016
58,400	Pfizer, Inc.	1,023

		8,039

	Property & Casualty Insurance — 0.03%
1,500	ACE Ltd.	94
1,600	The Travelers Cos., Inc.	89

		183

	Publishing — 0.04%
500	John Wiley & Sons, Inc.	23
300	Morningstar, Inc.	16
3,600	The McGraw-Hill Cos., Inc.	131
3,530	Thomson Reuters Corp.	131

		301

	Railroads — 0.02%
1,843	Union Pacific Corp.	171

	Regional Banks — 0.01%
600	Cullen/Frost Bankers, Inc.	37

	Research and Consulting Services — 0.01%
1,400	Equifax, Inc.	50
1,200	Versik Analytics, Inc., Class – A (a)	41

		91

Shares	Security Description	Value (000)
	Restaurants — 0.74%
1,600	Darden Restaurants, Inc.	$74
42,707	McDonald’s Corp.	3,278
400	Panera Bread Co., Class – A (a)	41
29,678	Starbucks Corp.	954
18,614	YUM! Brands, Inc.	913

		5,260

	Retail REITs — 0.08%
5,785	Simon Property Group, Inc.	576

	Semiconductor Equipment — 0.08%
38,143	Applied Materials, Inc.	536

	Semiconductors — 0.48%
14,106	Broadcom Corp., Class – A	614
107,468	Intel Corp.	2,260
2,100	Microchip Technology, Inc.	72
15,729	Texas Instruments, Inc.	511

		3,457

	Soft Drinks — 0.93%
41,404	PepsiCo, Inc.	2,705
60,166	The Coca-Cola Co.	3,957

		6,662

	Specialized Consumer Services — 0.00%
700	Hillenbrand, Inc.	15
400	Weight Watchers International, Inc.	15

		30

	Specialized Finance — 0.02%
200	CBOE Holdings, Inc.	5
900	InterContinental Exchange, Inc. (a)	107

		112

	Specialized REITs — 0.05%
3,500	Public Storage	355

	Specialty Chemicals — 0.04%
2,615	Ecolab, Inc.	132
900	International Flavors & Fragrance, Inc.	50
1,400	Sigma-Aldrich Corp.	93

		275

	Specialty Stores — 0.12%
1,000	Dick’s Sporting Goods, Inc. (a)	38
1,000	Signet Jewelers Ltd. (a)	43
28,944	Staples, Inc.	659
1,422	Tiffany & Co.	89

		829

	Steel — 0.02%
3,938	Nucor Corp.	173

	Systems Software — 1.23%
900	MICROS Systems, Inc. (a)	39
144,877	Microsoft Corp.	4,045

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SsgA Funds Management, Inc. (continued)
	Systems Software (continued)
142,514	Oracle Corp.	$4,461
2,188	Symantec Corp. (a)	37
2,115	VMware, Inc., Class – A (a)	188

		8,770

	Tobacco — 0.64%
34,570	Altria Group, Inc.	851
1,800	Lorillard, Inc.	148
60,624	Philip Morris International, Inc.	3,548

		4,547

	Trading Companies & Distributors — 0.03%
1,474	Fastenal Co.	88
500	MSC Industrial Direct Co., Inc., Class – A	32
700	W.W. Grainger, Inc.	97

		217

	Trucking — 0.00%
600	Landstar System, Inc.	25

	Wireless Telecommunication Services — 0.08%
11,420	American Tower Corp., Class – A (a)	590

	Total SSgA Funds Management, Inc.	173,918

	Sustainable Growth Advisers — 38.49%
	Air Freight & Logistics — 1.51%
116,359	FedEx Corp.	10,823

	Asset Management & Custody Banks — 1.71%
263,328	State Street Corp.	12,203

	Communications Equipment — 2.23%
225,592	Juniper Networks, Inc. (a)	8,329
153,195	Qualcomm, Inc.	7,581

		15,910

	Computer Hardware — 1.55%
34,225	Apple, Inc. (a)	11,040

	Data Processing & Outsourced Services — 3.26%
241,405	Automatic Data Processing, Inc.	11,172
172,531	Visa, Inc., Class – A	12,143

		23,315

	Fertilizers & Agricultural Chemicals — 0.86%
88,416	Monsanto Co.	6,157

	Health Care Equipment — 1.92%
20,486	Intuitive Surgical, Inc. (a)	5,280
157,584	Stryker Corp.	8,462

		13,742

	Health Care Technology — 1.63%
122,900	Cerner Corp. (a)	11,644

	Home Improvement Retail — 1.59%
453,279	Lowe’s Cos., Inc.	11,368

Shares or Principal Amount (000)	Security Description	Value (000)
	Internet Retail — 1.59%
63,254	Amazon.com, Inc. (a)	$11,386

	Internet Software & Services — 3.26%
324,200	eBay, Inc. (a)	9,023
15,136	Google, Inc., Class – A (a)	8,990
115,611	VistaPrint NV (a)	5,318

		23,331

	Oil & Gas Equipment & Services — 2.84%
178,816	National Oilwell Varco, Inc.	12,025
99,394	Schlumberger Ltd.	8,300

		20,325

	Pharmaceuticals — 2.69%
83,312	Johnson & Johnson	5,153
39,000	Novo Nordisk A/S – Sponsored ADR	4,390
185,326	Teva Pharmaceutical Industries Ltd. – Sponsored ADR	9,661

		19,204

	Restaurants — 1.38%
306,447	Starbucks Corp.	9,846

	Soft Drinks — 2.63%
116,382	PepsiCo, Inc.	7,603
170,082	The Coca-Cola Co.	11,186

		18,789

	Specialty Chemicals — 1.13%
160,587	Ecolab, Inc.	8,097

	Specialty Stores — 1.60%
502,817	Staples, Inc.	11,449

	Systems Software — 3.55%
298,594	Microsoft Corp.	8,337
363,629	Oracle Corp.	11,381
123,303	Red Hat, Inc. (a)	5,629

		25,347

	Trading Companies & Distributors — 1.56%
186,233	Fastenal Co.	11,157

	Total Sustainable Growth Advisers	275,133

	Total Common Stocks	708,988

	U.S. Treasury Obligations — 0.02%
	SSgA Funds Management, Inc. — 0.02%
$60	U.S. Treasury Bills, 0.11%, 3/10/11 (c)(d)	60
25	U.S. Treasury Bills, 0.11%, 2/10/11 (c)(d)	25
67	U.S. Treasury Bills, 0.11%, 1/20/11 (c)(d)	67

	Total U.S. Treasury Obligations	152

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposits — 0.67%
	Jennison Associates LLC — 0.37%
$2,673	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	$2,673

	Sustainable Growth Advisers — 0.30%
2,129	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	2,129

	Total Time Deposits	4,802

	Mutual Funds — 0.01%
	SSgA Funds Management, Inc. — 0.01%
64,124	Alliance Money Market Fund Prime Portfolio, 0.16% (e)	64

	Total Mutual Funds	64

	Total Investments (cost $507,189) — 99.88%	714,006
	Other assets in excess of liabilities — 0.12%	861

	Net Assets — 100.00%	$714,867

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(d)	Rate disclosed represents effective yield at purchase.

(e)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
10	NASDAQ 100 E-Mini Future	$443	Mar-11	$3
12	S&P 500 E-Mini Future	752	Mar-11	10

	Net Unrealized Appreciation/(Depreciation)			$13

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.12%
	Jennison Associates LLC — 31.34%
	Aerospace & Defense — 1.24%
44,786	Precision Castparts Corp.	$6,235
55,441	The Boeing Co.	3,618
50,022	United Technologies Corp.	3,938

		13,791

	Air Freight & Logistics — 0.54%
23,712	C.H. Robinson Worldwide, Inc.	1,901
34,061	Expeditors International of Washington, Inc.	1,860
30,602	United Parcel Service, Inc., Class – B	2,221

		5,982

	Apparel Retail — 0.05%
16,026	Urban Outfitters, Inc. (a)	574

	Apparel, Accessories & Luxury Goods — 1.24%
92,358	Coach, Inc.	5,108
21,301	LVMH Moet Hennessy Louis Vuitton SA – ADR	706
37,168	Phillips-Van Heusen Corp.	2,342
50,626	Polo Ralph Lauren Corp.	5,616

		13,772

	Application Software — 0.57%
47,745	Salesforce.com, Inc. (a)	6,302

	Automobile Manufacturers — 0.14%
59,947	Bayerische Motoren Werke AG – ADR	1,564

	Biotechnology — 0.93%
95,396	Celgene Corp. (a)	5,642
47,540	Gilead Sciences, Inc. (a)	1,723
83,714	Vertex Pharmaceuticals, Inc. (a)	2,932

		10,297

	Brewers — 0.44%
85,363	Anheuser-Busch InBev NV – Sponsored ADR	4,873

	Communications Equipment — 1.63%
235,221	Cisco Systems, Inc. (a)	4,759
202,681	Juniper Networks, Inc. (a)	7,483
119,100	Qualcomm, Inc.	5,894

		18,136

	Computer Hardware — 2.63%
52,171	Apple, Inc. (a)	16,828
22,908	Hewlett-Packard Co.	965
77,483	International Business Machines Corp.	11,371

		29,164

	Computer Storage & Peripherals — 0.70%
140,770	NetApp, Inc. (a)	7,737

Shares	Security Description	Value (000)
	Construction & Farm Machinery & Heavy Trucks — 0.45%
60,447	Deere & Co.	$5,020

	Data Processing & Outsourced Services — 0.86%
28,410	MasterCard, Inc., Class – A	6,367
44,452	Visa, Inc., Class – A	3,129

		9,496

	Electronic Equipment & Instruments — 0.59%
158,382	Agilent Technologies, Inc. (a)	6,562

	Fertilizers & Agricultural Chemicals — 0.31%
49,279	Monsanto Co.	3,432

	Food Retail — 0.49%
108,529	Whole Foods Market, Inc. (a)	5,491

	Footwear — 0.75%
97,683	NIKE, Inc., Class - B	8,344

	General Merchandise Stores — 0.80%
125,426	Dollar General Corp. (a)	3,847
83,571	Target Corp.	5,025

		8,872

	Health Care Services — 0.98%
114,834	Express Scripts, Inc. (a)	6,207
75,441	Medco Health Solutions, Inc. (a)	4,622

		10,829

	Hotels, Resorts & Cruise Lines — 0.54%
142,976	Marriott International, Inc., Class – A	5,939

	Hypermarkets & Super Centers — 0.48%
73,223	Costco Wholesale Corp.	5,287

	Industrial Machinery — 0.44%
103,980	Ingersoll-Rand PLC	4,896

	Integrated Oil & Gas — 0.70%
79,236	Occidental Petroleum Corp.	7,773

	Internet Retail — 1.46%
89,944	Amazon.com, Inc. (a)	16,190

	Internet Software & Services — 1.82%
56,264	Baidu, Inc., Class – A, Sponsored ADR (a)	5,431
17,553	Google, Inc., Class – A (a)	10,426
51,248	Mail.ru Group Ltd. – Registered GDR (a)(b)	1,845
114,634	Tencent Holdings Ltd. – ADR	2,514

		20,216

	Investment Banking & Brokerage — 1.11%
220,000	Charles Schwab Corp.	3,764
64,244	Morgan Stanley	1,748
40,572	The Goldman Sachs Group, Inc.	6,823

		12,335

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	IT Consulting & Other Services — 0.17%
25,148	Cognizant Technology Solutions Corp., Class – A (a)	$1,843

	Life Sciences Tools & Services — 0.36%
62,825	Illumina, Inc. (a)	3,979

	Movies & Entertainment — 0.84%
248,017	The Walt Disney Co.	9,303

	Oil & Gas Equipment & Services — 0.96%
127,385	Schlumberger Ltd.	10,637

	Oil & Gas Exploration & Production — 0.38%
35,640	Apache Corp.	4,249

	Packaged Foods & Meats — 1.05%
144,262	Kraft Foods, Inc.	4,545
57,152	Mead Johnson Nutrition Co.	3,558
116,613	Unilever PLC – Sponsored ADR	3,601

		11,704

	Personal Products — 0.24%
32,417	The Estee Lauder Cos., Inc., Class – A	2,616

	Pharmaceuticals — 1.38%
37,468	Abbott Laboratories	1,795
57,991	Allergan, Inc.	3,982
59,876	Shire PLC – Sponsored ADR	4,334
99,253	Teva Pharmaceutical Industries Ltd. – Sponsored ADR	5,174

		15,285

	Railroads — 0.35%
42,354	Union Pacific Corp.	3,925

	Restaurants — 0.83%
50,622	McDonald’s Corp.	3,886
164,965	Starbucks Corp.	5,300

		9,186

	Semiconductors — 0.50%
109,940	Broadcom Corp., Class – A	4,788
40,552	Marvell Technology Group Ltd. (a)	752

		5,540

	Specialty Stores — 0.35%
62,930	Tiffany & Co.	3,919

	Systems Software — 1.68%
259,567	Oracle Corp.	8,125
77,435	Red Hat, Inc. (a)	3,535
78,959	VMware, Inc., Class – A (a)	7,020

		18,680

	Wireless Telecommunication Services — 0.36%
77,829	American Tower Corp., Class – A (a)	4,019

	Total Jennison Associates LLC	347,759

Shares	Security Description	Value (000)
	SSgA Funds Management, Inc. — 16.15%
	Advertising — 0.05%
11,067	Omnicom Group, Inc.	$507

	Aerospace & Defense — 0.64%
5,000	General Dynamics Corp.	355
20,851	Honeywell International, Inc.	1,108
2,600	ITT Corp.	136
1,700	L-3 Communications Holdings, Inc.	120
6,658	Lockheed Martin Corp.	465
5,937	Precision Castparts Corp.	827
2,200	Rockwell Collins, Inc.	128
16,784	The Boeing Co.	1,095
36,599	United Technologies Corp.	2,881

		7,115

	Air Freight & Logistics — 0.21%
2,351	C.H. Robinson Worldwide, Inc.	188
3,070	Expeditors International of Washington, Inc.	168
5,535	FedEx Corp.	515
19,459	United Parcel Service, Inc.	1,412

		2,283

	Aluminum — 0.01%
4,285	Alcoa, Inc.	66

	Apparel Retail — 0.13%
1,300	Abercrombie & Fitch Co., Class – A	75
1,300	Aeropostale, Inc. (a)	32
2,800	American Eagle Outfitters, Inc.	41
1,800	Ross Stores, Inc.	114
16,361	The Gap, Inc.	362
16,845	The TJX Cos., Inc.	748
1,700	Urban Outfitters, Inc. (a)	61

		1,433

	Apparel, Accessories & Luxury Goods — 0.04%
4,315	Coach, Inc.	239
800	Fossil, Inc. (a)	56
808	Polo Ralph Lauren Corp.	90
1,300	V.F. Corp.	112

		497

	Application Software — 0.10%
21,759	Adobe Systems, Inc. (a)	670
2,900	Amdocs Ltd. (a)	79
1,300	ANSYS, Inc. (a)	68
2,700	Citrix Systems, Inc. (a)	185
700	FactSet Research Systems, Inc.	65

		1,067

	Asset Management & Custody Banks — 0.13%
1,270	BlackRock, Inc., Class – A	242
1,300	Federated Investors, Inc.	34
6,206	Franklin Resources, Inc.	690

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Asset Management & Custody Banks (continued)
2,710	Northern Trust Corp.	$150
2,100	SEI Investments Co.	50
3,700	T. Rowe Price Group, Inc.	239
1,200	Waddell & Reed Financial, Inc., Class – A	43

		1,448

	Auto Parts & Equipment — 0.06%
2,000	Gentex Corp.	59
17,231	Johnson Controls, Inc.	658

		717

	Automobile Manufacturers — 0.14%
90,895	Ford Motor Co. (a)	1,526

	Automotive Retail — 0.03%
1,300	Advance Auto Parts, Inc.	86
400	AutoZone, Inc. (a)	109
2,000	O’Reilly Automotive, Inc. (a)	121

		316

	Biotechnology — 0.25%
13,700	Amgen, Inc. (a)	752
12,557	Celgene Corp. (a)	743
5,652	Genzyme Corp. (a)	402
22,810	Gilead Sciences, Inc. (a)	827

		2,724

	Cable & Satellite — 0.08%
22,118	DIRECTV, Class – A (a)	883

	Casinos & Gaming — 0.04%
8,745	Las Vegas Sands Corp. (a)	402

	Communications Equipment — 0.76%
216,123	Cisco Systems, Inc. (a)	4,372
5,769	Corning, Inc.	111
14,252	Juniper Networks, Inc. (a)	526
68,146	Qualcomm, Inc.	3,373

		8,382

	Computer & Electronics Retail — 0.04%
13,397	Best Buy Co., Inc.	459

	Computer Hardware — 1.63%
24,794	Apple, Inc. (a)	7,997
70,578	Dell, Inc. (a)	956
63,919	Hewlett-Packard Co.	2,691
43,566	International Business Machines Corp.	6,394
2,400	Teradata Corp. (a)	99

		18,137

	Computer Storage & Peripherals — 0.12%
55,987	EMC Corp. (a)	1,282
1,100	Lexmark International, Inc., Class – A (a)	39

Shares	Security Description	Value (000)
	Computer Storage & Peripherals (continued)
1,600	QLogic Corp. (a)	$27

		1,348

	Construction & Engineering — 0.01%
1,800	Jacobs Engineering Group, Inc. (a)	83

	Construction & Farm Machinery & Heavy Trucks — 0.28%
17,090	Caterpillar, Inc.	1,601
10,887	Deere & Co.	904
9,959	PACCAR, Inc.	572

		3,077

	Consumer Electronics — 0.00%
1,600	Garmin Ltd.	50

	Consumer Finance — 0.11%
28,522	American Express Co.	1,224
100	Green Dot Corp., Class – A (a)	6

		1,230

	Data Processing & Outsourced Services — 0.31%
20,949	Automatic Data Processing, Inc.	970
1,800	Broadridge Financial Solutions, Inc.	40
1,400	Convergys Corp. (a)	18
1,200	Global Payments, Inc.	56
1,400	Lender Processing Services, Inc.	41
2,679	MasterCard, Inc., Class – A	600
1,100	NeuStar, Inc. (a)	29
4,600	Paychex, Inc.	142
9,600	The Western Union Co.	178
2,300	Total System Services, Inc.	35
19,418	Visa, Inc., Class – A	1,367

		3,476

	Department Stores — 0.05%
10,704	Kohl’s Corp. (a)	582

	Distillers & Vintners — 0.01%
1,500	Brown-Forman Corp., Class – B	104

	Distributors — 0.01%
2,300	Genuine Parts Co.	118

	Diversified Chemicals — 0.04%
8,660	E.I. du Pont de Nemours & Co.	432

	Diversified Metals & Mining — 0.16%
12,766	Freeport-McMoRan Copper & Gold, Inc.	1,533
4,775	Southern Copper Corp.	233

		1,766

	Diversified Support Services — 0.01%
1,900	Cintas Corp.	53
1,000	Copart, Inc. (a)	38

		91

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Drug Retail — 0.20%
23,460	CVS Caremark Corp.	$816
36,918	Walgreen Co.	1,438

		2,254

	Education Services — 0.01%
1,800	Apollo Group, Inc., Class – A (a)	71
900	Career Education Corp. (a)	19
500	ITT Educational Services, Inc. (a)	32
200	Strayer Education, Inc.	30

		152

	Electrical Components & Equipment — 0.20%
2,250	AMETEK, Inc.	88
2,400	Cooper Industries PLC	140
31,353	Emerson Electric Co.	1,793
900	Hubbell, Inc., Class – B	54
1,400	Roper Industries, Inc.	107

		2,182

	Electronic Components — 0.02%
2,500	Amphenol Corp., Class – A	132
800	Dolby Laboratories, Inc., Class – A (a)	53

		185

	Electronic Equipment & Instruments — 0.02%
2,200	FLIR Systems, Inc. (a)	65
500	Mettler-Toledo International, Inc. (a)	76
800	National Instruments Corp.	30

		171

	Fertilizers & Agricultural Chemicals — 0.12%
14,897	Monsanto Co.	1,037
4,322	The Mosaic Co.	330

		1,367

	Food Distributors — 0.07%
24,451	Sysco Corp.	719

	Food Retail — 0.00%
1,042	The Kroger Co.	23

	Footwear — 0.12%
14,998	NIKE, Inc., Class – B	1,281

	General Merchandise Stores — 0.13%
1,800	Dollar Tree, Inc. (a)	101
1,900	Family Dollar Stores, Inc.	94
20,070	Target Corp.	1,207

		1,402

	Gold — 0.07%
12,897	Newmont Mining Corp.	792

Shares	Security Description	Value (000)
	Health Care Distributors — 0.07%
4,000	AmerisourceBergen Corp.	$136
8,553	Cardinal Health, Inc.	328
1,300	Henry Schein, Inc. (a)	80
2,986	McKesson Corp.	210
1,500	Patterson Cos., Inc.	46

		800

	Health Care Equipment — 0.59%
21,981	Baxter International, Inc.	1,113
9,845	Becton, Dickinson & Co.	832
1,400	C.R. Bard, Inc.	129
2,600	CareFusion Corp. (a)	67
20,882	Covidien PLC	954
1,600	Edwards Lifesciences Corp. (a)	129
2,400	Hospira, Inc. (a)	134
800	IDEXX Laboratories, Inc. (a)	55
38,804	Medtronic, Inc.	1,439
2,200	ResMed, Inc. (a)	76
13,785	St. Jude Medical, Inc. (a)	589
13,193	Stryker Corp.	708
1,800	Varian Medical Systems, Inc. (a)	125
2,900	Zimmer Holdings, Inc. (a)	156

		6,506

	Health Care Services — 0.20%
22,765	Express Scripts, Inc. (a)	1,230
1,500	Laboratory Corp. of America Holdings (a)	132
1,400	Lincare Holdings, Inc.	38
11,834	Medco Health Solutions, Inc. (a)	725
700	Mednax, Inc. (a)	47

		2,172

	Health Care Supplies — 0.05%
2,873	Alcon, Inc.	469
2,100	Dentsply International, Inc.	72

		541

	Health Care Technology — 0.01%
1,014	Cerner Corp. (a)	96

	Home Entertainment Software — 0.00%
4,120	Activision Blizzard, Inc.	51

	Home Improvement Retail — 0.35%
50,432	Lowe’s Cos., Inc.	1,265
70,389	The Home Depot, Inc.	2,468
1,300	The Sherwin-Williams Co.	109

		3,842

	Homebuilding — 0.01%
80	NVR, Inc. (a)	55

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Homefurnishing Retail — 0.02%
1,000	Aaron’s, Inc.	$20
3,800	Bed Bath & Beyond, Inc. (a)	187

		207

	Hotels, Resorts & Cruise Lines — 0.02%
4,446	Carnival Corp.	205

	Household Products — 0.37%
1,000	Church & Dwight Co., Inc.	69
18,203	Colgate-Palmolive Co.	1,463
14,810	Kimberly-Clark Corp.	934
2,000	The Clorox Co.	126
24,058	The Procter & Gamble Co.	1,548

		4,140

	Human Resource & Employment Services — 0.00%
600	Towers Watson & Co., Class – A	31

	Hypermarkets & Super Centers — 0.39%
800	BJ’s Wholesale Club, Inc. (a)	39
18,253	Costco Wholesale Corp.	1,318
54,834	Wal-Mart Stores, Inc.	2,957

		4,314

	Industrial Conglomerates — 0.35%
29,634	3M Co.	2,557
900	Carlisle Cos., Inc.	36
67,439	General Electric Co.	1,234
2,196	Tyco International Ltd.	91

		3,918

	Industrial Gases — 0.16%
5,864	Air Products & Chemicals, Inc.	534
12,708	Praxair, Inc.	1,213

		1,747

	Industrial Machinery — 0.20%
700	Crane Co.	29
20,980	Danaher Corp.	990
1,100	Donaldson Co., Inc.	64
1,200	IDEX Corp.	47
18,295	Illinois Tool Works, Inc.	977
1,700	Pall Corp.	84

		2,191

	Insurance Brokers — 0.00%
1,600	Brown & Brown, Inc.	38

	Integrated Oil & Gas — 1.25%
17,239	Chevron Corp.	1,573
15,557	ConocoPhillips	1,059
145,070	Exxon Mobil Corp.	10,608
5,339	Marathon Oil Corp.	198
4,577	Occidental Petroleum Corp.	449

		13,887

Shares	Security Description	Value (000)
	Internet Retail — 0.15%
9,514	Amazon.com, Inc. (a)	$1,713

	Internet Software & Services — 0.52%
12,011	eBay, Inc. (a)	334
8,635	Google, Inc., Class – A (a)	5,129
15,289	Yahoo!, Inc. (a)	254

		5,717

	Investment Banking & Brokerage — 0.07%
26,864	Charles Schwab Corp.	460
13,282	Morgan Stanley	361

		821

	IT Consulting & Other Services — 0.20%
25,303	Accenture PLC, Class – A	1,227
12,559	Cognizant Technology Solutions Corp. (a)	920
4,400	SAIC, Inc. (a)	70

		2,217

	Life & Health Insurance — 0.09%
12,065	Aflac, Inc.	681
5,467	MetLife, Inc.	243
1,200	Torchmark Corp.	71

		995

	Life Sciences Tools & Services — 0.05%
900	Covance, Inc. (a)	46
1,500	Pharmaceutical Product Development, Inc.	41
500	Techne Corp.	33
5,900	Thermo Electron Corp. (a)	326
1,300	Waters Corp. (a)	101

		547

	Managed Health Care — 0.08%
16,200	UnitedHealth Group, Inc.	585
5,700	WellPoint, Inc. (a)	324

		909

	Marine — 0.00%
800	Kirby Corp. (a)	35

	Metal & Glass Containers — 0.00%
1,000	AptarGroup, Inc.	48

	Movies & Entertainment — 0.05%
13,441	News Corp., Class – A	196
6,678	Time Warner, Inc.	215
3,241	Viacom, Inc., Class – B	128

		539

	Office Electronics — 0.00%
800	Zebra Technologies Corp., Class – A (a)	30

	Oil & Gas Equipment & Services — 0.36%
3,193	Baker Hughes, Inc.	182
24,737	Halliburton Co.	1,010

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services (continued)
800	Oceaneering International, Inc. (a)	$59
32,515	Schlumberger Ltd.	2,715

		3,966

	Oil & Gas Exploration & Production — 0.09%
6,999	EOG Resources, Inc.	640
9,530	Southwestern Energy Co. (a)	357

		997

	Oil & Gas Storage & Transportation — 0.02%
6,814	The Williams Cos., Inc.	168

	Packaged Foods & Meats — 0.13%
1,100	Flowers Foods, Inc.	30
10,944	General Mills, Inc.	389
1,000	Hormel Foods Corp.	51
9,977	Kellogg Co.	510
1,900	McCormick & Co., Inc.	88
2,929	Mead Johnson Nutrition Co.	182
2,200	The Hershey Co.	104
1,700	The J.M. Smucker Co.	112

		1,466

	Paper Packaging — 0.00%
1,600	Bemis Co., Inc.	52

	Personal Products — 0.03%
6,100	Avon Products, Inc.	177
1,600	The Estee Lauder Cos., Inc.	129

		306

	Pharmaceuticals — 0.82%
59,917	Abbott Laboratories	2,871
12,579	Allergan, Inc.	864
20,858	Eli Lilly & Co.	731
4,100	Forest Laboratories, Inc., Class – A (a)	131
30,726	Johnson & Johnson	1,900
35,300	Merck & Co., Inc.	1,272
73,100	Pfizer, Inc.	1,280

		9,049

	Property & Casualty Insurance — 0.02%
1,379	ACE Ltd.	86
1,449	The Travelers Cos., Inc.	81

		167

	Publishing — 0.03%
600	John Wiley & Sons, Inc.	27
300	Morningstar, Inc.	16
4,500	The McGraw-Hill Cos., Inc.	164
3,276	Thomson Reuters Corp.	122

		329

Shares	Security Description	Value (000)
	Railroads — 0.01%
1,749	Union Pacific Corp.	$162

	Regional Banks — 0.00%
700	Cullen/Frost Bankers, Inc.	43

	Research and Consulting Services — 0.01%
1,800	Equifax, Inc.	64
1,500	Versik Analytics, Inc., Class – A (a)	51

		115

	Restaurants — 0.50%
2,000	Darden Restaurants, Inc.	93
44,750	McDonald’s Corp.	3,435
400	Panera Bread Co., Class – A (a)	40
30,941	Starbucks Corp.	994
19,408	YUM! Brands, Inc.	952

		5,514

	Retail REITs — 0.05%
5,540	Simon Property Group, Inc.	551

	Semiconductor Equipment — 0.05%
36,470	Applied Materials, Inc.	512

	Semiconductors — 0.30%
13,471	Broadcom Corp., Class – A	587
103,778	Intel Corp.	2,182
2,600	Microchip Technology, Inc.	89
15,383	Texas Instruments, Inc.	500

		3,358

	Soft Drinks — 0.63%
44,347	PepsiCo, Inc.	2,897
62,612	The Coca-Cola Co.	4,118

		7,015

	Specialized Consumer Services — 0.00%
900	Hillenbrand, Inc.	19
500	Weight Watchers International, Inc.	19

		38

	Specialized Finance — 0.01%
200	CBOE Holdings, Inc.	5
1,100	InterContinental Exchange, Inc. (a)	131

		136

	Specialized REITs — 0.03%
3,415	Public Storage	346

	Specialty Chemicals — 0.03%
3,344	Ecolab, Inc.	169
1,100	International Flavors & Fragrance, Inc.	61
1,700	Sigma-Aldrich Corp.	113

		343

	Specialty Stores — 0.08%
1,300	Dick’s Sporting Goods, Inc. (a)	49
1,200	Signet Jewelers Ltd. (a)	52

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialty Stores (continued)
30,199	Staples, Inc.	$688
1,776	Tiffany & Co.	110

		899

	Steel — 0.01%
3,697	Nucor Corp.	162

	Systems Software — 0.79%
1,100	MICROS Systems, Inc. (a)	48
139,681	Microsoft Corp.	3,900
147,346	Oracle Corp.	4,612
2,220	Symantec Corp. (a)	37
1,983	VMware, Inc., Class – A (a)	177

		8,774

	Tobacco — 0.42%
33,012	Altria Group, Inc.	813
2,200	Lorillard, Inc.	180
63,318	Philip Morris International, Inc.	3,706

		4,699

	Trading Companies & Distributors — 0.02%
1,876	Fastenal Co.	112
600	MSC Industrial Direct Co., Inc., Class – A	39
800	W.W. Grainger, Inc.	111

		262

	Trucking — 0.00%
700	Landstar System, Inc.	29

	Wireless Telecommunication Services — 0.05%
11,141	American Tower Corp., Class – A (a)	575

	Total SSgA Funds Management, Inc.	179,192

	Sustainable Growth Advisers — 33.63%
	Air Freight & Logistics — 1.37%
163,371	FedEx Corp.	15,195

	Asset Management & Custody Banks — 1.35%
322,384	State Street Corp.	14,939

	Communications Equipment — 2.01%
300,087	Juniper Networks, Inc. (a)	11,079
227,128	Qualcomm, Inc.	11,241

		22,320

	Computer Hardware — 1.33%
45,881	Apple, Inc. (a)	14,800

	Data Processing & Outsourced Services — 2.85%
327,108	Automatic Data Processing, Inc.	15,139
233,696	Visa, Inc., Class – A	16,447

		31,586

Shares	Security Description	Value (000)
	Fertilizers & Agricultural Chemicals — 0.75%
119,577	Monsanto Co.	$8,327

	Health Care Equipment — 1.71%
29,341	Intuitive Surgical, Inc. (a)	7,563
213,522	Stryker Corp.	11,466

		19,029

	Health Care Technology — 1.42%
166,531	Cerner Corp. (a)	15,777

	Home Improvement Retail — 1.39%
613,970	Lowe’s Cos., Inc.	15,398

	Internet Retail — 1.35%
82,940	Amazon.com, Inc. (a)	14,929

	Internet Software & Services — 2.75%
439,130	eBay, Inc. (a)	12,221
18,609	Google, Inc., Class – A (a)	11,053
156,443	VistaPrint NV (a)	7,197

		30,471

	Oil & Gas Equipment & Services — 2.48%
242,131	National Oilwell Varco, Inc.	16,283
135,074	Schlumberger Ltd.	11,279

		27,562

	Pharmaceuticals — 2.53%
113,035	Johnson & Johnson	6,991
52,810	Novo Nordisk A/S – Sponsored ADR	5,945
290,106	Teva Pharmaceutical Industries Ltd. – Sponsored ADR	15,123

		28,059

	Restaurants — 1.09%
376,334	Starbucks Corp.	12,092

	Soft Drinks — 2.37%
173,983	PepsiCo, Inc.	11,366
226,589	The Coca-Cola Co.	14,903

		26,269

	Specialty Chemicals — 1.03%
226,374	Ecolab, Inc.	11,414

	Specialty Stores — 1.40%
681,324	Staples, Inc.	15,514

	Systems Software — 3.08%
399,151	Microsoft Corp.	11,144
492,650	Oracle Corp.	15,420
167,053	Red Hat, Inc. (a)	7,626

		34,190

	Trading Companies & Distributors — 1.37%
253,917	Fastenal Co.	15,212

	Total Sustainable Growth Advisers	373,083

	Total Common Stocks	900,034

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.79%
	PIMCO — 0.79%
	Automobiles — 0.17%
$1,700	Daimler Finance North America LLC, 6.50%, 11/15/13	$1,924

	Computers & Peripherals — 0.05%
600	Hewlett-Packard Co., 1.34%, 5/27/11 (c)	603

	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	102
700	SLM Corp., Series A, MTN, 0.59%, 1/27/14 (c)	631

		733

	Diversified Financial Services — 0.15%
100	Citigroup, Inc., 4.59%, 12/15/15	104
700	Citigroup, Inc., 8.50%, 5/22/19	869
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	510
200	Goldman Sachs Group, Inc., 0.79%, 1/12/15 (c)	193

		1,676

	Diversified Telecommunication Services — 0.05%
600	Verizon Communications, Inc., 3.75%, 5/20/11	607

	Electric Utilities — 0.15%
1,600	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,660

	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	105

	Insurance — 0.03%
100	American International Group, Inc., MTN, 0.40%, 3/20/12 (c)	98
200	American International Group, Inc., Series 1, MTN, 0.40%, 10/18/11 (c)	198

		296

	Real Estate Investment Trusts — 0.11%
1,100	Weyerhaeuser Co., 6.75%, 3/15/12	1,162

	Total Corporate Bonds	8,766

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities — 0.45%
	PIMCO — 0.45%
$591	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.61%, 6/25/34 (c)	$483
670	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.34%, 5/25/37 (c)	577
482	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.35%, 6/25/47 (c)	464
471	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.36%, 5/25/36 (c)	454
503	Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1, 0.33%, 5/25/28 (c)	494
405	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.34%, 10/25/28 (c)	399
569	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.32%, 5/25/37 (c)	494
455	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.32%, 6/25/37 (c)	447
336	SLM Student Loan Trust, Series 2005-4, Class A2, 0.37%, 4/26/21 (c)	335
728	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	781
47	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.57%, 5/1/28	51

	Total Asset Backed Securities	4,979

	Collateralized Mortgage Obligations — 3.59%
	PIMCO — 3.59%
718	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.28%, 10/25/34 (c)	634
21	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.95%, 9/25/45 (c)	18
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	126

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$1,096	Banc of America Funding Corp., Series 2004-A, Class 1A3, 4.95%, 9/20/34 (c)	$1,102
27	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.31%, 2/25/36 (c)	22
152	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.66%, 2/25/33 (c)	151
51	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 3.40%, 2/25/33 (c)	47
908	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.77%, 8/25/33 (c)	891
781	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.11%, 9/25/34 (c)	662
905	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.56%, 10/25/34 (c)	701
47	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.61%, 11/25/34 (c)	46
29	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.76%, 3/25/35 (c)	27
898	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.93%, 3/25/35 (c)	857
1,182	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 3.05%, 9/25/34 (c)	910
900	Citicorp Mortgage Securities, Inc., Series 2005-3, Class 1A2, 5.50%, 4/25/35	888
449	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.82%, 12/25/35 (c)	409
1,253	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.92%, 8/25/35 (c)	1,181
132	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.56%, 8/25/35 (c)	118
235	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.21%, 8/25/35 (c)	221

Principal Amount (000)	Security Description	Value (000)
$8	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2, 0.35%, 10/25/36 (c)	$8
226	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.08%, 10/25/33	224
1,155	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.47%, 5/25/35 (c)	764
37	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.54%, 2/25/37 (c)	22
448	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.47%, 7/25/46 (c)	266
37	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.72%, 2/25/37 (c)	27
44	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.45%, 9/25/46 (c)	26
36	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.47%, 7/20/46 (c)	17
1,168	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.58%, 3/25/35 (c)	741
102	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.55%, 4/25/35 (c)	69
1,050	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.49%, 5/25/35 (c)	710
727	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 3.02%, 2/20/36 (c)	580
67	Deutsche Alt-A Securities, Inc., Series 2007-1, Class 1A1, 0.35%, 8/25/37 (c)	67
223	Fannie Mae Whole Loan, 6.00%, 7/25/44	246
825	Fannie Mae, Series 2006-82, Class F, 0.82%, 9/25/36 (c)	831
221	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.84%, 2/25/34 (c)	223
14	Freddie Mac, Series 2395, Class FT, 0.71%, 12/15/31 (c)	14
822	Freddie Mac, Series 3174, Class FM, 0.50%, 5/15/36 (c)	821

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$25	Freddie Mac, Series 3346, Class FA, 0.49%, 2/15/19 (c)	$25
1,584	Freddie Mac, Series 3616, Class FG, 0.91%, 3/15/32 (c)	1,593
89	Government National Mortgage Association, Series 2000-14, Class F, 0.91%, 2/16/30 (c)	89
5,688	Government National Mortgage Association, Series 2005-16, Class FA, 0.51%, 2/20/35 (c)	5,675
5,659	Government National Mortgage Association, Series 2005-3, Class FC, 0.51%, 1/16/35 (c)	5,646
1,717	Government National Mortgage Association, Series 2008-6, Class FA, 0.75%, 2/20/38 (c)	1,729
1,928	Greenpoint Mortgage Funding Trust, Series 2005- AR1, Class A2, 0.48%, 6/25/45 (c)	1,286
480	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.85%, 9/25/35 (c)	458
1,070	Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.48%, 5/19/35 (c)	696
398	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 2.01%, 10/25/35 (c)	361
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	128
864	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.74%, 10/25/35 (c)	658
2,543	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.56%, 8/25/35 (c)	1,700
717	Wamu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 0.55%, 10/25/45 (c)	605
663	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.57%, 1/25/45 (c)	568
752	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.49%, 4/25/45 (c)	630
474	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.68%, 12/25/33 (c)	488

Principal Amount (000)	Security Description	Value (000)
$479	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 4.91%, 1/25/35 (c)	$482
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.89%, 10/25/35 (c)	504
247	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.85%, 3/25/35 (c)	227
1,847	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 3.92%, 3/25/36 (c)	1,633

	Total Collateralized Mortgage Obligations	39,848

	Certificates of Deposit — 0.12%
	PIMCO — 0.12%
1,300	Intesa Sanpaolo New York, 2.38%, 12/21/12	1,305

	Total Certificates of Deposit	1,305

	Global Bonds — 0.78%
	PIMCO — 0.78%
	Denmark — 0.27%
900	Bundesrepub. Deutschland, 4.25%, 7/4/17 (d)	1,335
900	Bundesrepub. Deutschland, 4.00%, 1/4/18 (d)	1,315
200	Bundesrepub. Deutschland, 4.25%, 7/4/18 (d)	296

		2,946

	Ireland — 0.15%
1,300	Depfa ACS Bank, MTN, 3.25%, 2/15/12 (d)	1,717

	Netherlands — 0.08%
300	Deutsche Telekom International Finance BV, Series E, MTN, 7.13%, 9/26/12 (d)	506
300	Rabobank Nederland NV, MTN, 6.88%, 3/19/20 (d)	379

		885

	Norway — 0.13%
7,404	Norwegian Government Bond, 6.50%, 5/15/13 (d)	1,385

	United States — 0.15%
900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (d)	1,185
400	Goldman Sachs Group, Inc., 1.35%, 2/4/13 (c)(d)	519

		1,704

	Total Global Bonds	8,637

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Municipal Bonds — 0.30%
	PIMCO — 0.30%
	California — 0.15%
$1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	$1,014
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	710

		1,724

	Illinois — 0.13%
1,400	Illinois State, GO, 1.82%, 1/1/11	1,400

	Washington — 0.02%
200	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	213

	Total Municipal Bonds	3,337

	U.S. Government Agency Mortgages — 3.50%
	PIMCO — 3.50%
432	Fannie Mae, Pool #735591, 2.59%, 10/1/35 (c)	452
66	Fannie Mae, Pool #852682, 6.00%, 3/1/36	72
19	Fannie Mae, Pool #889414, 6.00%, 11/1/37	20
882	Fannie Mae, Pool #946254, 6.00%, 9/1/37	959
648	Fannie Mae, Pool #994263, 4.00%, 6/1/24	669
1,308	Fannie Mae, Pool #AD2287, 4.00%, 3/1/25	1,353
7,284	Fannie Mae, Pool #AD5674, 4.50%, 5/1/40	7,483
3,500	Fannie Mae, Pool #AE2452, 4.00%, 12/1/40	3,485
4,437	Fannie Mae, Pool #AE4414, 4.00%, 11/1/40	4,418
5,000	Fannie Mae, Pool #AE6176, 4.00%, 11/1/40	4,979
2,537	Fannie Mae, Pool #AE6222, 4.00%, 12/1/40	2,526
2,640	Fannie Mae, Pool #AE7224, 4.00%, 12/1/40	2,629
2,000	Fannie Mae, Pool #AE7723, 4.00%, 11/1/40	1,992
2,399	Fannie Mae, Pool #AE7848, 4.00%, 12/1/40	2,389
3,000	Fannie Mae, Pool #AH0441, 4.00%, 11/1/40	2,987
487	Fannie Mae, Pool #AH0609, 4.00%, 12/1/40	485

Principal Amount (000)	Security Description	Value (000)
$2,000	Fannie Mae, Pool #AH1831, 4.00%, 12/1/40	$1,992

	Total U.S. Government Agency Mortgages	38,890

	U.S. Treasury Obligations — 3.30%
	PIMCO — 3.27%
18,700	U.S. Treasury Bills, 0.19%, 6/16/11 (e)	18,685
629	U.S. Treasury Bills, 0.17%, 5/26/11 (e)(f)	629
5,027	U.S. Treasury Bills, 0.21%, 5/19/11 (e)(f)	5,024
7,610	U.S. Treasury Bills, 0.20%, 1/13/11 (e)(f)	7,610
434	U.S. Treasury Bills, 0.12%, 1/6/11 (e)(f)	434
77	U.S. Treasury Bills, 0.19%, 5/5/11 (e)(f)	77
600	U.S. Treasury Notes, 2.75%, 2/15/19	592
1,200	U.S. Treasury Notes, 3.13%, 5/15/19	1,213
1,400	U.S. Treasury Notes, 3.63%, 8/15/19	1,463
200	U.S. Treasury Inflation Index Notes, 3.38%, 1/15/12	257
300	U.S. Treasury Inflation Index Notes, 2.38%, 4/15/11	333

	Total PIMCO	36,317

	SSgA Funds Management, Inc. — 0.03%
150	U.S. Treasury Bills, 0.11%, 3/10/11 (e)(f)	150
75	U.S. Treasury Bills, 0.12%, 2/10/11 (e)(f)	75
73	U.S. Treasury Bills, 0.11%, 1/20/11 (e)(f)	73

	Total SSgA Funds Management, Inc.	298

	Total U.S. Treasury Obligations	36,615

	Yankee Dollars — 0.51%
	PIMCO — 0.51%
	Aerospace & Defense — 0.07%
800	Waha Aerospace BV, 3.93%, 7/28/20	798

	Air Freight & Logistics — 0.01%
100	Intesa Sanpaolo SpA, 0.79%, 1/19/12 (c)	99

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	PIMCO (continued)
	Commercial Banks — 0.05%
$200	Export-Import Bank of Korea, 5.13%, 6/29/20	$206
200	Export-Import Bank of Korea, 5.88%, 1/14/15	217
200	Export-Import Bank of Korea, 4.13%, 9/9/15	203

		626

	Diversified Financial Services — 0.03%
300	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	340

	Metals & Mining — 0.13%
1,300	Vale Overseas Ltd., 6.88%, 11/10/39	1,436

	Oil, Gas & Consumable Fuels — 0.06%
600	Petrobras International Finance Co., 5.88%, 3/1/18	639

	Real Estate Management & Development — 0.12%
1,300	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,294

	Wireless Telecommunication Services — 0.04%
400	Deutsche Telekom International Finance BV, 5.38%, 3/23/11	404

	Total Yankee Dollars	5,636

	Time Deposits — 1.66%
	Jennison Associates LLC — 1.27%
14,077	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	14,077

	Sustainable Growth Advisers — 0.39%
4,329	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	4,329

	Total Time Deposits	18,406

	Mutual Funds — 0.31%
	PIMCO — 0.31%
3,344,869	SSgA U.S. Government Money Market 0.00% (c)	3,345
72,100	Alliance Money Market Fund Prime Portfolio, 0.16% (c)	72

	Total Mutual Funds	3,417

Contracts or Principal Amount (000)	Security Description	Value (000)
	Put Options Purchased — 0.00%
	PIMCO — 0.00%
330	S&P 500 Future Expiring March, 2010 at $525	$4

	Total Put Options Purchased	4

	Repurchase Agreements — 2.33%
	PIMCO — 2.33%
$19,000	Credit Suisse Securities, 0.23%, 1/3/11, (Purchased on 12/31/10, proceeds to maturity $19,000,364, collateralized by U.S. Treasury Note, 1.00%, 9/30/11 fair value $19,274,000)	19,000
6,900	Deutsche Bank, 0.20%, 1/3/11, (Purchased on 12/31/10, proceeds to maturity $6,900,115, collateralized by U.S. Treasury Bond, 4.38%, 5/15/40 fair value $7,014,000)	6,900

	Total Repurchase Agreements	25,900

	Total Investments Before TBA Sale Commitments (cost $914,244) — 98.76%	1,095,774
	TBA Sale Commitments (see summary below) — (3.20)%	(35,560)
	Other assets in excess of liabilities — 4.44%	49,293

	Net Assets — 100.00%	$1,109,507

	TBA Sale Commitments (g) — (3.20)%
	PIMCO — (3.20)%
$(500)	Fannie Mae, 27 YR TBA, 6.00%, 1/25/41	$(543)
(28,000)	Fannie Mae, 30 YR TBA, 4.00%, 1/25/41	(27,852)
(7,000)	Fannie Mae, 40 YR TBA, 4.50%, 2/25/41	(7,165)

	Total TBA Sale Commitments	$(35,560)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(e)	Rate disclosed represents effective yield at purchase.

(f)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

(g)	Represents a “to-be-announced” transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time. (See Note 2 in Notes to Financial Statements).

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

GO — General Obligation

MTN — Medium Term Note

REITs — Real Estate Investment Trusts

TBA — Security is subject to delayed delivery.

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
266	S&P 500 E-Mini Future	$16,665	Mar-11	$682
553	S&P 500 Future	173,227	Mar-11	5,710

				$6,392

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
17	NASDAQ 100 E-Mini Future	$753	Mar-11	$5
17	S&P 500 E-Mini Future	1,065	Mar-11	15

				$20

	Net Unrealized Appreciation/(Depreciation)			$6,412

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
900,000	Australian Dollar	Royal Bank of Scotland	1/28/11	$857	$917	$60
1,069,635	Brazilian Real	JP Morgan Chase	2/2/11	120	125	5
169,900	Brazilian Real	HSBC	2/2/11	789	815	26
208,500	Brazilian Real	Citibank	3/2/11	627	636	9
1,362,860	Brazilian Real	HSBC	3/2/11	100	101	1
10,400,000	Chinese Renminbi	Morgan Stanley	9/14/11	1,800	1,825	25
11,980,800	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,628	28
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,803	3
1,718,000	Danish Kroner	Royal Bank of Scotland	2/7/11	320	308	(12)
599,600	Euro	Credit Suisse	1/25/11	793	801	8
13,000,000	Indian Rupee	Royal Bank of Scotland	3/9/11	289	287	(2)
24,732,000	Indian Rupee	Barclays Bank	3/9/11	547	546	(1)
4,185,000	Indian Rupee	JP Morgan Chase	3/9/11	90	92	2
370,000	Malaysian Ringgit	Barclays Bank	2/7/11	119	120	1
340,000	Malaysian Ringgit	Citibank	2/7/11	110	110	—
310,000	Malaysian Ringgit	Royal Bank of Scotland	2/7/11	100	100	—
1,462,560	Malaysian Ringgit	Barclays Bank	2/7/11	471	473	2
348,700	Malaysian Ringgit	Citibank	2/7/11	110	113	3
11,907,000	Norwegian Krone	Citibank	2/7/11	2,017	2,038	21
600,000	Norwegian Krone	Citibank	2/7/11	99	103	4
1,300,000	Norwegian Krone	Citibank	2/7/11	213	223	10
190,000	Singapore Dollars	Bank of America	3/9/11	141	148	7
130,000	Singapore Dollars	JP Morgan Chase	3/9/11	96	101	5
260,000	Singapore Dollars	Bank of America	3/9/11	193	203	10
160,000	Singapore Dollars	JP Morgan Chase	3/9/11	119	125	6
190,000	Singapore Dollars	Bank of America	3/9/11	142	148	6
1,361,830	Singapore Dollars	Citibank	3/9/11	50	51	1
65,956	Singapore Dollars	JP Morgan Chase	6/9/11	1,045	1,062	17

	Total Currencies Purchased			$14,757	$15,002	$245

	Currencies Sold
11,970,000	Brazilian Real	Royal Bank of Scotland	2/2/11	$911	$940	$(29)
1,362,860	Brazilian Real	HSBC	4/4/11	779	806	(27)
343,000	British Pound	Royal Bank of Scotland	3/21/11	536	534	2
11,980,800	Chinese Renminbi	Royal Bank of Scotland	9/14/11	1,800	1,824	(24)
1,097,000	Danish Kroner	Royal Bank of Scotland	2/7/11	328	316	12
1,571,360	Euro	Citibank	1/6/11	6,508	6,427	81
1,328,000	Euro	Citibank	1/25/11	1,525	1,466	59
392,000	Euro	Royal Bank of Scotland	1/25/11	1,863	1,774	89
233,000	Euro	Royal Bank of Scotland	1/25/11	556	524	32
4,810,000	Euro	JP Morgan Chase	1/25/11	323	311	12
2,350,000	Euro	Barclays Bank	1/25/11	3,078	3,140	(62)
27,632,000	Japanese Yen	Royal Bank of Scotland	1/14/11	329	340	(11)
13,816,000	Japanese Yen	Royal Bank of Scotland	1/14/11	164	170	(6)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Currency Contracts (continued)

PIMCO (continued)

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold (continued)
23,212,000	Japanese Yen	Gold	1/14/11	276	286	(10)
10,000,000	Japanese Yen	Citibank	1/14/11	120	123	(3)

	Total Currencies Sold			$19,096	$18,981	$115

	Net Unrealized Appreciation/(Depreciation)					$360

Written Options

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(6)	S&P 500 Future Call	$1,275	$(12)	$(12)	Jan-11	$—
(6)	S&P 500 Future Put	1,190	(16)	(6)	Jan-11	10
(1,320)	Put – Interest Rate Option U.S. Dollar 2 – Year Interest	2	(78)	(178)	Sep-12	(100)
(32)	Call – U.S. Treasury 10 Year Future Option	123	(7)	(5)	Jan-11	2
(32)	Put – U.S. Treasury 10 Year Future Option	118	(22)	(8)	Jan-11	14

	Net Unrealized Appreciation/(Depreciation )		$(135)	$(209)		$(74)

Interest Rate SWAP Agreements

PIMCO

Swap Agreements	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$1,200	$—	$11	11/2/20	0.29%	$11
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	1,100	—	34	11/2/15	1.45%	34
Interest Rate Swap Morgan Stanley Capital Services, Inc., based on the London Interbank Offer Rate Index	900	—	27	11/2/15	1.45%	27
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	5,900	12	321	12/15/20	2.75%	309
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	15,000	61	122	1/2/12	11.36%	61
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	5,500	28	25	1/2/14	11.99%	(3)

		$101	$540			$439

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.89%
	Frontier Capital Management Company, LLC — 22.29%
	Aerospace & Defense — 0.51%
4,315	Goodrich Corp.	$380
12,443	Orbital Sciences Corp. (a)	213
23,103	TASER International, Inc. (a)	109

		702

	Air Freight & Logistics — 0.20%
7,937	Hub Group, Inc., Class – A (a)	279

	Airlines — 0.36%
2,200	Alaska Air Group, Inc. (a)	125
9,300	AMR Corp. (a)	72
20,400	JetBlue Airways Corp. (a)	135
6,800	United Continental Holdings, Inc. (a)	162

		494

	Alternative Carriers — 0.15%
31,573	Premiere Global Services, Inc. (a)	215

	Apparel Retail — 0.26%
30,158	Chico’s FAS, Inc.	363

	Application Software — 0.74%
17,762	Amdocs Ltd. (a)	488
5,113	Manhattan Associates, Inc. (a)	156
5,200	Motricity, Inc. (a)	97
11,700	Sonic Solutions (a)	175
12,991	TiVo, Inc. (a)	112

		1,028

	Asset Management & Custody Banks — 0.20%
7,689	Waddell & Reed Financial, Inc., Class – A	271

	Auto Parts & Equipment — 0.49%
4,108	Autoliv, Inc.	324
4,665	Gentex Corp.	138
3,625	WABCO Holdings, Inc. (a)	221

		683

	Biotechnology — 0.19%
6,674	BioMarin Pharmaceutical, Inc. (a)	180
19,835	Nanosphere, Inc. (a)	86

		266

	Coal & Consumable Fuels — 0.29%
4,991	CONSOL Energy, Inc.	243
3,087	Massey Energy Co.	166

		409

	Commodity Chemicals — 0.05%
9,300	Zagg, Inc. (a)	71

	Communications Equipment — 0.36%
4,005	ADTRAN, Inc.	145
6,132	Anaren, Inc. (a)	128

Shares	Security Description	Value (000)
	Communications Equipment — (continued)
12,508	Arris Group, Inc. (a)	$140
3,905	Ciena Corp. (a)	82

		495

	Computer Hardware — 0.31%
14,320	Avid Technology, Inc. (a)	250
5,572	Diebold, Inc.	179

		429

	Computer Storage & Peripherals — 0.21%
8,678	Western Digital Corp. (a)	294

	Construction & Engineering — 0.87%
11,400	Chicago Bridge & Iron Co. NV (a)	375
4,306	Fluor Corp.	285
6,573	Foster Wheeler AG (a)	227
2,886	Jacobs Engineering Group, Inc. (a)	132
1,500	MYR Group, Inc. (a)	32
7,967	Quanta Services, Inc. (a)	159

		1,210

	Construction & Farm Machinery & Heavy Trucks — 0.17%
4,069	Navistar International Corp. (a)	236

	Consumer Electronics — 0.24%
7,288	Harman International Industries, Inc. (a)	337

	Data Processing & Outsourced Services — 0.15%
1,500	Alliance Data Systems Corp. (a)	106
2,334	Global Payments, Inc.	108

		214

	Distributors — 0.06%
3,364	LKQ Corp. (a)	76

	Diversified Chemicals — 0.44%
10,306	Cabot Corp.	388
2,836	FMC Corp.	227

		615

	Diversified Metals & Mining — 0.18%
3,859	Brush Engineered Materials, Inc. (a)	149
3,896	RTI International Metals, Inc. (a)	105

		254

	Diversified Support Services — 0.07%
4,021	Ritchie Bros. Auctioneers, Inc.	93

	Electrical Components & Equipment — 0.67%
3,800	A.O. Smith Corp.	145
13,102	Belden, Inc.	482
1,497	Franklin Electric Co., Inc.	58
2,795	Hubbell, Inc., Class – B	168
1,464	Thomas & Betts Corp. (a)	71

		924

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Electronic Components — 0.69%
6,866	DTS, Inc. (a)	$337
16,347	Rogers Corp. (a)	625

		962

	Electronic Equipment & Instruments — 0.30%
5,884	Cognex Corp.	173
2,783	Itron, Inc. (a)	154
2,300	OSI Systems, Inc. (a)	84

		411

	Electronic Manufacturing Services — 0.34%
34,961	Flextronics International Ltd. (a)	274
9,697	Jabil Circuit, Inc.	195

		469

	Environmental & Facilities Services — 0.38%
3,787	Clean Harbors, Inc. (a)	318
6,889	Republic Services, Inc., Class – A	206

		524

	General Merchandise Stores — 0.21%
5,274	Dollar Tree, Inc. (a)	296

	Health Care Equipment — 1.11%
2,800	Beckman Coulter, Inc.	211
2,800	CONMED Corp. (a)	74
40,397	DexCom, Inc. (a)	551
29,154	Insulet Corp. (a)	452
7,400	MAKO Surgical Corp. (a)	113
13,554	Syneron Medical Ltd. (a)	138

		1,539

	Health Care Facilities — 0.09%
5,100	VCA Antech, Inc. (a)	119

	Health Care Services — 0.36%
5,346	Catalyst Health Solutions, Inc. (a)	248
3,785	Mednax, Inc. (a)	255

		503

	Health Care Supplies — 0.53%
13,024	The Cooper Cos., Inc.	734

	Industrial Conglomerates — 0.08%
2,788	Carlisle Cos., Inc.	111

	Industrial Machinery — 0.59%
11,262	Albany International Corp., Class – A	267
3,830	Kadant, Inc. (a)	90
4,780	Kaydon Corp.	195
4,160	Pall Corp.	206
1,783	Pentair, Inc.	65

		823

Shares	Security Description	Value (000)
	Insurance Brokers — 0.18%
7,324	Willis Group Holdings PLC	$254

	Integrated Oil & Gas — 0.19%
3,678	Interoil Corp. (a)	265

	Internet Software & Services — 0.87%
20,387	Cogent Communications Group, Inc. (a)	288
3,853	comScore, Inc. (a)	86
5,900	Constant Contact, Inc. (a)	183
1,500	Equinix, Inc. (a)	122
10,400	Monster Worldwide, Inc. (a)	246
10,500	QuinStreet, Inc. (a)	202
2,700	VeriSign, Inc.	88

		1,215

	Investment Banking & Brokerage — 0.22%
13,702	GFI Group, Inc.	64
7,215	Raymond James Financial, Inc.	236

		300

	Life Sciences Tools & Services — 0.46%
1,600	Complete Genomics, Inc. (a)	12
5,020	Illumina, Inc. (a)	318
4,527	Pharmaceutical Product Development, Inc.	123
9,797	QIAGEN NV (a)	191

		644

	Marine — 0.07%
2,161	Kirby Corp. (a)	95

	Metal & Glass Containers — 0.62%
25,648	Crown Holdings, Inc. (a)	856

	Mortgage REITs — 0.39%
20,384	Annaly Capital Management, Inc.	365
41,731	Chimera Investment Corp.	172

		537

	Oil & Gas Drilling — 0.14%
5,353	Noble Corp.	191

	Oil & Gas Equipment & Services — 0.50%
2,508	Core Laboratories NV	223
5,321	Dril-Quip, Inc. (a)	414
6,400	Willbros Group, Inc. (a)	63

		700

	Oil & Gas Exploration & Production — 0.42%
5,013	Cabot Oil & Gas Corp.	190
4,116	Continental Resources, Inc. (a)	242
8,200	Denbury Resources, Inc. (a)	157

		589

	Oil & Gas Refining & Marketing — 0.39%
14,981	Rex Energy Corp. (a)	205
9,378	World Fuel Services Corp.	339

		544

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Packaged Foods & Meats — 0.08%
5,404	Smithfield Foods, Inc. (a)	$112

	Paper Packaging — 0.11%
6,055	Packaging Corp. of America	156

	Paper Products — 0.09%
6,340	Neenah Paper, Inc.	125

	Pharmaceuticals — 0.10%
2,117	Perrigo Co.	134

	Precious Metals & Minerals — 0.10%
12,919	Hecla Mining Co. (a)	145

	Property & Casualty Insurance — 0.20%
10,216	W.R. Berkley Corp.	280

	Railroads — 0.15%
4,411	Kansas City Southern Industries, Inc. (a)	211

	Regional Banks — 0.36%
70,181	CapitalSource, Inc.	498

	Reinsurance — 0.17%
2,779	Everest Re Group Ltd.	236

	Restaurants — 0.07%
3,195	The Cheesecake Factory, Inc. (a)	98

	Semiconductor Equipment — 0.64%
8,726	ATMI, Inc. (a)	174
4,806	Cabot Microelectronics Corp. (a)	199
6,761	Cymer, Inc. (a)	305
6,300	MEMC Electronic Materials, Inc. (a)	71
3,200	Veeco Instruments, Inc. (a)	137

		886

	Semiconductors — 2.17%
6,745	Altera Corp.	240
7,901	Fairchild Semiconductor International, Inc. (a)	123
25,826	Integrated Device Technology, Inc. (a)	172
11,126	International Rectifier Corp. (a)	330
11,006	Maxim Integrated Products, Inc.	260
9,116	Microsemi Corp. (a)	209
12,770	Monolithic Power Systems, Inc. (a)	211
8,493	National Semiconductor Corp.	117
3,700	ON Semiconductor Corp. (a)	37
18,101	PMC-Sierra, Inc. (a)	155
1,000	Power Integrations, Inc.	40
3,567	Silicon Laboratories, Inc. (a)	164
33,414	Skyworks Solutions, Inc. (a)	957

		3,015

	Specialized Consumer Services — 0.24%
7,509	Sotheby’s	338

	Specialized Finance — 0.07%
3,700	Moody’s Corp.	98

Shares	Security Description	Value (000)
	Specialty Chemicals — 0.27%
6,683	Albemarle Corp.	$373

	Systems Software — 0.18%
1,700	Ariba, Inc. (a)	40
3,411	Rovi Corp. (a)	211

		251

	Trading Companies & Distributors — 0.21%
4,581	Watsco, Inc.	289

	Trucking — 0.14%
4,839	Landstar System, Inc.	198

	Wireless Telecommunication Services — 0.64%
18,487	MetroPCS Communications, Inc. (a)	233
8,494	NII Holdings, Inc., Class – B (a)	379
4,800	SBA Communications Corp., Class – A (a)	197
2,400	Syniverse Holdings, Inc. (a)	74

		883

	Total Frontier Capital Management Company, LLC	30,965

	IronBridge Capital Management LP — 23.07%
	Aerospace & Defense — 0.94%
6,263	Esterline Technologies Corp. (a)	430
8,802	Moog, Inc., Class – A (a)	350
12,810	Orbital Sciences Corp. (a)	219
3,475	Triumph Group, Inc.	311

		1,310

	Agricultural Products — 0.23%
6,995	Corn Products International, Inc.	322

	Apparel Retail — 0.36%
8,296	The Buckle, Inc.	313
3,485	Under Armour, Inc., Class – A (a)	191

		504

	Application Software — 0.66%
7,310	Informatica Corp. (a)	322
9,292	Jack Henry & Associates, Inc.	271
14,207	Parametric Technology Corp. (a)	320

		913

	Asset Management & Custody Banks — 0.17%
6,563	Waddell & Reed Financial, Inc., Class – A	232

	Auto Parts & Equipment — 0.12%
10,574	Modine Manufacturing Co. (a)	164

	Biotechnology — 0.33%
8,195	Cepheid, Inc. (a)	187
8,884	Martek Biosciences Corp. (a)	278

		465

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Building Products — 0.27%
8,343	Apogee Enterprises, Inc.	$112
6,593	Universal Forest Products, Inc.	257

		369

	Casinos & Gaming — 0.21%
6,480	WMS Industries, Inc. (a)	293

	Commodity Chemicals — 0.30%
8,499	Methanex Corp.	258
1,335	NewMarket Corp.	165

		423

	Communications Equipment — 0.35%
8,234	Polycom, Inc. (a)	321
4,774	Riverbed Technology, Inc. (a)	168

		489

	Computer Storage & Peripherals — 0.21%
9,708	Synaptics, Inc. (a)	285

	Construction & Engineering — 0.40%
9,261	Insituform Technologies, Inc., Class – A (a)	245
21,355	MasTec, Inc. (a)	312

		557

	Construction & Farm Machinery & Heavy Trucks — 0.19%
3,933	Astec Industries, Inc. (a)	127
7,447	Westport Innovations, Inc. (a)	138

		265

	Diversified Chemicals — 0.44%
7,954	Cabot Corp.	299
3,977	FMC Corp.	318

		617

	Education Services — 0.23%
5,557	K12, Inc. (a)	159
1,087	Strayer Education, Inc.	166

		325

	Electric Utilities — 0.09%
1,902	ITC Holdings Corp.	118

	Electrical Components & Equipment — 0.72%
6,069	A.O. Smith Corp.	231
4,495	American Superconductor Corp. (a)	128
8,350	GrafTech International Ltd. (a)	166
9,827	Thomas & Betts Corp. (a)	475

		1,000

	Electronic Components — 0.11%
3,233	Littelfuse, Inc.	152

Shares	Security Description	Value (000)
	Electronic Equipment & Instruments — 0.51%
2,195	Itron, Inc. (a)	$122
9,158	National Instruments Corp.	345
6,761	Rofin-Sinar Technologies, Inc. (a)	239

		706

	Electronic Manufacturing Services — 0.36%
27,391	Celestica, Inc. (a)	266
5,839	Trimble Navigation Ltd. (a)	233

		499

	Environmental & Facilities Services — 0.18%
10,042	Tetra Tech, Inc. (a)	252

	Footwear — 0.58%
7,715	Deckers Outdoor Corp. (a)	615
6,177	Wolverine World Wide, Inc.	197

		812

	Gas Utilities — 0.43%
6,479	AGL Resources, Inc.	232
11,458	UGI Corp.	362

		594

	General Merchandise Stores — 0.37%
6,334	Big Lots, Inc. (a)	193
23,680	Fred’s, Inc., Class – A	326

		519

	Health Care Distributors — 0.57%
3,830	MWI Veterinary Supply, Inc. (a)	242
18,643	Owens & Minor, Inc.	549

		791

	Health Care Equipment — 0.59%
3,016	Gen-Probe, Inc. (a)	176
2,774	IDEXX Laboratories, Inc. (a)	192
4,410	Sirona Dental Systems, Inc. (a)	184
7,309	Zoll Medical Corp. (a)	272

		824

	Health Care Facilities — 0.28%
10,390	LifePoint Hospitals, Inc. (a)	382

	Health Care Technology — 0.12%
1,727	Cerner Corp. (a)	164

	Homebuilding — 0.17%
17,528	KB Home	236

	Household Appliances — 0.15%
3,649	Snap-on, Inc.	206

	Housewares & Specialties — 0.24%
7,055	Tupperware Brands Corp.	336

	Hypermarkets & Super Centers — 0.27%
7,680	BJ’s Wholesale Club, Inc. (a)	368

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Industrial Machinery — 0.53%
4,883	IDEX Corp.	$191
4,634	Kennametal, Inc.	183
2,822	Lincoln Electric Holdings, Inc.	184
1,924	Valmont Industries, Inc.	171

		729

	Investment Banking & Brokerage — 0.67%
12,762	Jefferies Group, Inc.	340
15,857	Knight Capital Group, Inc., Class – A (a)	219
5,918	Stifel Financial Corp. (a)	367

		926

	IT Consulting & Other Services — 0.11%
3,170	Syntel, Inc.	151

	Leisure Products — 0.18%
10,227	Callaway Golf Co.	82
30,785	Leapfrog Enterprises, Inc. (a)	171

		253

	Life Sciences Tools & Services — 0.53%
22,903	Bruker Corp. (a)	380
1,667	Dionex Corp. (a)	197
8,922	Luminex Corp. (a)	163

		740

	Marine — 0.39%
13,622	Alexander & Baldwin, Inc.	545

	Metal & Glass Containers — 0.41%
12,015	AptarGroup, Inc.	572

	Mortgage REITs — 0.21%
19,763	Redwood Trust, Inc.	295

	Multi-line Insurance — 0.26%
11,182	American Financial Group, Inc.	361

	Multi-Sector Holdings — 0.09%
3,738	PICO Holdings, Inc. (a)	119

	Multi-Utilities — 0.26%
12,005	Black Hills Corp.	360

	Office REITs — 0.38%
3,622	Alexandria Real Estate Equities, Inc.	266
7,675	Corporate Office Properties	268

		534

	Oil & Gas Drilling — 0.42%
6,547	Atwood Oceanics, Inc. (a)	245
7,315	Unit Corp. (a)	340

		585

Shares	Security Description	Value (000)
	Oil & Gas Equipment & Services — 0.30%
9,450	Superior Energy Services, Inc. (a)	$331
5,267	Tesco Corp. (a)	83

		414

	Oil & Gas Exploration & Production — 0.39%
4,111	Bill Barrett Corp. (a)	169
9,588	Swift Energy Co. (a)	375

		544

	Oil & Gas Refining & Marketing — 0.14%
5,190	World Fuel Services Corp.	188

	Oil & Gas Storage & Transportation — 0.22%
12,436	Southern Union Co.	299

	Pharmaceuticals — 0.11%
12,041	Nektar Therapeutics (a)	155

	Property & Casualty Insurance — 0.75%
1,853	Alleghany Corp. (a)	568
8,367	Argo Group International Holdings Ltd.	313
13,860	Stewart Information Services Corp.	160

		1,041

	Regional Banks — 1.23%
10,089	Columbia Banking System, Inc.	213
8,010	Cullen/Frost Bankers, Inc.	490
14,251	First Midwest Bancorp, Inc.	164
5,347	IBERIABANK Corp.	316
35,538	National Penn Bancshares, Inc.	285
15,818	TCF Financial Corp.	234

		1,702

	Residential REITs — 0.39%
8,464	Mid-America Apartment Communities, Inc.	537

	Restaurants — 0.07%
238	Biglari Holdings, Inc. (a)	98

	Semiconductors — 1.38%
18,044	Cypress Semiconductor Corp. (a)	335
1,317	Hittite Microwave Corp. (a)	80
5,339	International Rectifier Corp. (a)	159
10,700	MIPS Technologies, Inc. (a)	162
5,010	OmniVision Technologies, Inc. (a)	148
12,570	Semtech Corp. (a)	285
16,544	Skyworks Solutions, Inc. (a)	474
9,689	Standard Microsystems Corp. (a)	279

		1,922

	Specialized Consumer Services — 0.19%
4,756	Coinstar, Inc. (a)	268

	Specialized Finance — 0.16%
18,445	Fifth Street Finance Corp.	224

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Specialized REITs — 0.15%
6,529	Potlatch Corp.	$213

	Specialty Chemicals — 0.46%
4,724	Arch Chemicals, Inc.	179
2,710	Lubrizol Corp.	290
2,550	Minerals Technologies, Inc.	167

		636

	Specialty Stores — 0.41%
11,816	Tractor Supply Co.	573

	Steel — 0.18%
6,216	Carpenter Technology Corp.	250

	Systems Software — 0.22%
7,140	Progress Software Corp. (a)	302

	Technology Distributors — 0.31%
8,510	ScanSource, Inc. (a)	271
5,280	SYNNEX Corp. (a)	165

		436

	Thrifts & Mortgage Finance — 0.18%
16,910	Provident Financial Services, Inc.	256

	Trading Companies & Distributors — 0.24%
5,146	Applied Industrial Technologies, Inc.	167
4,704	GATX Corp.	166

		333

	Total IronBridge Capital Management LP	32,053

	Pzena Investment Management, LLC — 16.64%
	Advertising — 0.64%
69,234	Harte-Hanks, Inc.	884

	Aerospace & Defense — 0.33%
13,950	Curtiss-Wright Corp.	463

	Apparel, Accessories & Luxury Goods — 0.46%
40,900	The Jones Group, Inc.	636

	Building Products — 0.38%
33,864	Griffon Corp. (a)	431
7,150	NCI Building Systems, Inc. (a)	100

		531

	Communications Equipment — 0.39%
14,400	Plantronics, Inc.	536

	Computer & Electronics Retail — 0.33%
14,200	Rent-A-Center, Inc.	458

	Construction & Engineering — 0.10%
16,467	Pike Electric Corp. (a)	141

	Data Processing & Outsourced Services — 0.22%
19,450	Heartland Payment Systems, Inc.	300

Shares	Security Description	Value (000)
	Diversified Support Services — 0.41%
22,250	Viad Corp.	$567

	Electric Utilities — 0.31%
19,875	Portland General Electric Co.	431

	Electrical Components & Equipment — 0.43%
18,500	Brady Corp., Class – A	603

	Electronic Equipment & Instruments — 0.51%
19,100	MTS Systems Corp.	716

	Health Care Equipment — 0.41%
21,600	CONMED Corp. (a)	571

	Health Care Services — 0.37%
7,700	MEDNAX, Inc. (a)	518

	Health Care Supplies — 0.40%
27,900	Immucor, Inc. (a)	553

	Home Furnishings — 0.42%
200,550	Sealy Corp. (a)	586

	Industrial Machinery — 1.24%
27,400	Blount International, Inc. (a)	432
17,325	CIRCOR International, Inc.	733
14,100	Graco, Inc.	556

		1,721

	Insurance Brokers — 0.48%
23,025	Arthur J. Gallagher & Co.	670

	Life & Health Insurance — 1.42%
57,447	American Equity Investment Life Holding Co.	721
54,400	CNO Financial Group, Inc. (a)	369
22,300	Delphi Financial Group, Inc., Class – A	643
10,000	Primerica, Inc.	242

		1,975

	Multi-Utilities — 0.42%
44,700	PNM Resources, Inc.	582

	Office Services & Supplies — 0.19%
35,682	American Reprographics Co. (a)	271

	Property & Casualty Insurance — 0.90%
21,318	Argo Group International Holdings Ltd.	799
14,675	First American Financial Corp.	219
11,345	Global Indemnity PLC (a)	232

		1,250

	Publishing — 0.36%
15,700	Valassis Communications, Inc. (a)	508

	Real Estate Operating Companies — 0.63%
32,150	MI Developments, Inc., Class – A	871

	Regional Banks — 1.61%
11,579	Chemical Financial Corp.	256
66,147	Nara Bancorp, Inc. (a)	650

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pzena Investment Management, LLC (continued)
	Regional Banks (continued)
78,900	National Penn Bancshares, Inc.	$634
35,150	Webster Financial Corp.	692

		2,232

	Semiconductors — 0.75%
16,975	Diodes, Inc. (a)	458
65,741	Zoran Corp. (a)	579

		1,037

	Specialized Finance — 0.48%
28,700	PHH Corp. (a)	664

	Specialized REITs — 0.51%
59,300	DiamondRock Hospitality Co. (a)	712

	Technology Distributors — 0.62%
27,876	Insight Enterprises, Inc. (a)	367
11,300	Tech Data Corp. (a)	497

		864

	Thrifts & Mortgage Finance — 0.39%
11,475	WSFS Financial Corp.	544

	Trucking — 0.53%
20,050	Con-way, Inc.	733

	Total Pzena Investment Management, LLC	23,128

	SSgA Funds Management, Inc. — 36.89%
	Advertising — 0.08%
1,100	Arbitron, Inc.	46
1,600	Harte-Hanks, Inc.	20
2,200	National CineMedia, Inc.	44
200	ReachLocal, Inc. (a)	4

		114

	Aerospace & Defense — 0.67%
1,636	AAR Corp. (a)	45
700	Aerovironment, Inc. (a)	19
400	American Science & Engineering, Inc.	34
3,200	Applied Energetics, Inc. (a)	3
552	Applied Signal Technology, Inc.	21
481	Astronics Corp. (a)	10
1,152	Ceradyne, Inc. (a)	36
680	Cubic Corp.	32
2,041	Curtiss-Wright Corp.	68
1,150	DigitalGlobe, Inc. (a)	37
531	Ducommun, Inc.	12
1,375	Esterline Technologies Corp. (a)	94
2,800	GenCorp, Inc. (a)	15
100	Global Defense Technology & Systems, Inc. (a)	2
1,200	HEICO Corp.	61

Shares	Security Description	Value (000)
	Aerospace & Defense (continued)
467	Herley Industries, Inc. (a)	$8
4,200	Hexcel Corp. (a)	76
800	Kratos Defense & Security Solutions, Inc. (a)	11
661	Ladish Co., Inc. (a)	32
242	LMI Aerospace, Inc. (a)	4
2,093	Moog, Inc., Class – A (a)	83
200	National Presto Industries, Inc.	26
2,700	Orbital Sciences Corp. (a)	46
2,600	TASER International, Inc. (a)	12
1,600	Teledyne Technologies, Inc. (a)	70
300	The Keyw Holding Corp. (a)	4
764	Triumph Group, Inc.	68

		929

	Agricultural Products — 0.08%
141	Alico, Inc.	4
3,700	Darling International, Inc. (a)	49
1,816	Fresh Del Monte Produce, Inc.	45
156	Griffin Land & Nurseries, Inc.	5
300	Limoneira Co.	9

		112

	Air Freight & Logistics — 0.14%
2,747	Air Transport Services Group, Inc. (a)	22
1,149	Atlas Air Worldwide Holdings, Inc. (a)	64
360	Dynamex, Inc. (a)	9
1,200	Forward Air Corp.	34
1,500	Hub Group, Inc., Class – A (a)	53
1,500	Pacer International, Inc. (a)	10
300	Park-Ohio Holdings Corp. (a)	6

		198

	Airlines — 0.28%
6,066	AirTran Holdings, Inc. (a)	45
1,663	Alaska Air Group, Inc. (a)	94
600	Allegiant Travel Co.	29
2,500	Hawaiian Holdings, Inc. (a)	20
10,750	JetBlue Airways Corp. (a)	71
1,000	Pinnacle Airlines Corp. (a)	8
1,791	Republic Airways Holdings, Inc. (a)	13
2,480	SkyWest, Inc.	39
7,481	US Airways Group, Inc. (a)	75

		394

	Alternative Carriers — 0.11%
949	AboveNet, Inc.	56
1,442	Global Crossing Ltd. (a)	19
3,800	Globalstar, Inc. (a)	6
1,700	Iridium Communications, Inc. (a)	14
5,700	PAETEC Holding Corp. (a)	21
3,009	Premiere Global Services, Inc. (a)	20
5,100	Vonage Holdings Corp. (a)	11

		147

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aluminum — 0.06%
2,791	Century Aluminum Co. (a)	$43
731	Kaiser Aluminum Corp.	37
500	Noranda Aluminum Holding Corp. (a)	7

		87

	Apparel Retail — 0.64%
2,400	AnnTaylor Stores Corp. (a)	66
1,700	bebe Stores, Inc.	10
1,914	Brown Shoe Co., Inc.	27
1,500	Casual Male Retail Group, Inc. (a)	7
5,266	Charming Shoppes, Inc. (a)	19
1,429	Christopher & Banks Corp.	9
600	Citi Trends, Inc. (a)	15
2,500	Coldwater Creek, Inc. (a)	8
2,814	Collective Brands, Inc. (a)	59
200	Destination Maternity Corp. (a)	8
600	DSW, Inc., Class – A (a)	23
700	Express, Inc.	13
1,036	Genesco, Inc. (a)	39
1,815	Hot Topic, Inc.	11
1,100	Jos. A. Bank Clothiers, Inc. (a)	44
1,451	New York & Co., Inc. (a)	6
2,836	Pacific Sunwear of California, Inc. (a)	15
600	Rue21, Inc. (a)	18
360	Shoe Carnival, Inc. (a)	10
1,815	Stage Stores, Inc.	31
1,382	Stein Mart, Inc.	13
1,122	The Buckle, Inc.	42
1,200	The Cato Corp., Class – A	33
1,050	The Children’s Place Retail Stores, Inc. (a)	52
2,509	The Dress Barn, Inc. (a)	66
2,369	The Finish Line, Inc., Class – A	41
2,390	The Men’s Wearhouse, Inc.	60
3,026	The Talbots, Inc. (a)	26
1,400	Under Armour, Inc., Class – A (a)	77
4,600	Wet Seal, Inc., Class – A (a)	17
900	Zumiez, Inc. (a)	24

		889

	Apparel, Accessories & Luxury Goods — 0.37%
2,500	Carter’s, Inc. (a)	74
300	Cherokee, Inc.	6
551	Columbia Sportswear Co.	33
300	Delta Apparel, Inc. (a)	4
600	G-III Apparel Group Ltd. (a)	21
1,800	Joe’s Jeans, Inc. (a)	3
344	Kenneth Cole Productions, Inc., Class – A (a)	4
3,900	Liz Claiborne, Inc. (a)	28
1,000	Maidenform Brands, Inc. (a)	24
779	Movado Group, Inc. (a)	13

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury Goods (continued)
500	Oxford Industries, Inc.	$13
427	Perry Ellis International, Inc. (a)	12
5,799	Quiksilver, Inc. (a)	29
3,866	The Jones Group, Inc.	60
1,800	The Warnaco Group, Inc. (a)	99
1,100	True Religion Apparel, Inc. (a)	24
660	UniFirst Corp.	36
540	Vera Bradley, Inc. (a)	18
800	Volcom, Inc.	15

		516

	Application Software — 1.19%
1,400	ACI Worldwide, Inc. (a)	38
600	Advent Software, Inc. (a)	35
900	American Software, Inc., Class – A	6
2,600	Aspen Technology, Inc. (a)	33
1,900	Blackbaud, Inc.	49
1,400	Blackboard, Inc. (a)	58
1,300	Bottomline Technologies, Inc. (a)	28
200	BroadSoft, Inc. (a)	5
1,700	Concur Technologies, Inc. (a)	88
200	Convio, Inc. (a)	2
841	Deltek, Inc. (a)	6
300	Digimarc Corp. (a)	9
1,100	Ebix, Inc. (a)	26
2,272	Epicor Software Corp. (a)	23
1,600	EPIQ Systems, Inc.	22
202	ePlus, Inc. (a)	5
1,870	Fair Isaac Corp.	44
600	Guidance Software, Inc. (a)	4
500	Interactive Intelligence, Inc. (a)	13
3,500	Jack Henry & Associates, Inc.	102
1,836	JDA Software Group, Inc. (a)	51
900	Kenexa Corp. (a)	20
5,800	Lawson Software, Inc. (a)	54
2,500	Magma Design Automation, Inc. (a)	13
900	Manhattan Associates, Inc. (a)	27
4,857	Mentor Graphics Corp. (a)	58
300	MicroStrategy, Inc., Class – A (a)	26
900	Monotype Imaging Holdings, Inc. (a)	10
200	Motricity, Inc. (a)	4
1,300	NetScout Systems, Inc. (a)	30
4,800	Parametric Technology Corp. (a)	108
700	Pegasystems, Inc.	26
800	PROS Holdings, Inc. (a)	9
200	QAD, Inc., Class – A (a)	2
2,575	Quest Software, Inc. (a)	71
1,400	Radiant Systems, Inc. (a)	27
600	RealD, Inc. (a)	16
1,100	Smith Micro Software, Inc. (a)	17
1,500	SolarWinds, Inc. (a)	29
1,751	Sonic Solutions (a)	26

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Application Software (continued)
500	SS&C Technologies Holdings, Inc. (a)	$10
2,563	SuccessFactors, Inc. (a)	74
1,000	Synchronoss Technologies, Inc. (a)	27
1,600	Taleo Corp., Class – A (a)	44
300	TeleNav, Inc. (a)	2
1,000	The Ultimate Software Group, Inc. (a)	49
6,900	TIBCO Software, Inc. (a)	136
4,800	TiVo, Inc. (a)	41
1,200	Tyler Technologies, Inc. (a)	25
1,500	VirnetX Holding Corp.	22

		1,650

	Asset Management & Custody Banks — 0.45%
15,666	American Capital Ltd. (a)	118
8,950	Apollo Investment Corp.	99
400	Arlington Asset Investment Corp., Class – A	10
1,202	Artio Global Investors, Inc.	18
2,924	BlackRock Kelso Capital Corp.	32
909	Calamos Asset Management, Inc., Class – A	13
122	Capital Southwest Corp.	13
751	Cohen & Steers, Inc.	20
100	Diamond Hill Investment Group, Inc.	7
580	Epoch Holding Corp.	9
500	Financial Engines, Inc. (a)	10
361	GAMCO Investors, Inc., Class – A	17
906	Gladstone Capital Corp.	10
1,242	Gladstone Investment Corp.	9
408	Golub Capital BDC LLC	7
1,504	Harris & Harris Group, Inc. (a)	7
1,561	Hercules Technology Growth Capital, Inc.	16
693	Main Street Capital Corp.	13
3,866	MCG Capital Corp.	27
1,211	MVC Capital, Inc.	18
1,227	NGP Capital Resources Co.	11
1,678	PennantPark Investment Corp.	21
1,105	Penson Worldwide, Inc. (a)	5
3,471	Prospect Capital Corp.	37
300	Pzena Investment Management, Inc., Class – A	2
1,026	Safeguard Scientifics, Inc. (a)	17
211	Solar Capital Ltd.	5
1,478	TICC Capital Corp.	17
622	Triangle Capital Corp.	12
221	Virtus Investment Partners, Inc. (a)	10
241	Westwood Holdings Group, Inc.	10

		620

Shares	Security Description	Value (000)
	Auto Parts & Equipment — 0.36%
2,500	American Axle & Manufacturing Holdings, Inc. (a)	$32
900	Amerigon, Inc. (a)	10
3,900	ArvinMeritor, Inc. (a)	80
5,912	Dana Holding Corp. (a)	102
500	Dorman Products, Inc. (a)	18
904	Drew Industries, Inc.	21
3,695	Exide Technologies (a)	35
600	Fuel Systems Solutions, Inc. (a)	18
2,286	Modine Manufacturing Co. (a)	35
100	Shiloh Industries, Inc.	1
1,637	Spartan Motors, Inc.	10
611	Standard Motor Products, Inc.	8
600	Stoneridge, Inc. (a)	9
967	Superior Industries International, Inc.	20
2,500	Tenneco, Inc. (a)	103
200	Tower International, Inc. (a)	4

		506

	Automobile Manufacturers — 0.01%
1,200	Winnebago Industries, Inc. (a)	18

	Automotive Retail — 0.17%
442	America’s Car-Mart, Inc. (a)	12
1,200	Asbury Automotive Group, Inc. (a)	22
1,026	Group 1 Automotive, Inc.	43
1,173	Lithia Motors, Inc., Class – A	17
600	Midas, Inc. (a)	5
1,200	Monro Muffler Brake, Inc.	41
2,100	Penske Automotive Group, Inc. (a)	37
2,039	Sonic Automotive, Inc., Class – A	27
2,349	The Pep Boys – Manny, Moe & Jack	31

		235

	Biotechnology — 1.15%
1,600	Acorda Therapeutics, Inc. (a)	44
900	Affymax, Inc. (a)	6
4,056	Alkermes, Inc. (a)	50
3,300	Allos Therapeutics, Inc. (a)	15
1,500	Alnylam Pharmaceuticals, Inc. (a)	15
900	AMAG Pharmaceuticals, Inc. (a)	16
200	Anthera Pharmaceuticals, Inc. (a)	1
4,700	Arena Pharmaceuticals, Inc. (a)	8
5,200	ARIAD Pharmaceuticals, Inc. (a)	27
1,700	ArQule, Inc. (a)	10
2,200	Array BioPharma, Inc. (a)	7
1,500	AspenBio Pharma, Inc. (a)	1
400	Aveo Phamaceuticals, Inc. (a)	6
4,600	AVI BioPharma, Inc. (a)	10
1,200	BioCryst Pharmaceuticals, Inc. (a)	6
2,900	BioSante Pharmaceuticals, Inc. (a)	5
200	BioSpecifics Technologies Corp. (a)	5
900	BioTime, Inc. (a)	8

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Biotechnology (continued)
3,461	Celera Corp. (a)	$22
1,300	Celldex Therapeutics, Inc. (a)	5
2,500	Cepheid, Inc. (a)	57
1,600	Chelsea Therapeutics International Ltd. (a)	12
500	Clinical Data, Inc. (a)	8
570	Codexis, Inc. (a)	6
2,400	Cubist Pharmaceuticals, Inc. (a)	51
3,100	Curis, Inc. (a)	6
1,800	Cytokinetics, Inc. (a)	4
1,900	Cytori Therapeutics, Inc. (a)	10
4,500	CytRx Corp. (a)	5
4,100	Dyax Corp. (a)	9
3,900	Dynavax Technologies Corp. (a)	12
800	Emergent BioSolutions, Inc. (a)	19
1,690	Enzo Biochem, Inc. (a)	9
2,300	Enzon Pharmaceuticals, Inc. (a)	28
1,900	Exact Sciences Corp. (a)	11
600	Genomic Health, Inc. (a)	13
5,100	Geron Corp. (a)	26
3,000	Halozyme Therapeutics, Inc. (a)	24
1,500	Idenix Pharmaceuticals, Inc. (a)	8
2,800	ImmunoGen, Inc. (a)	26
2,700	Immunomedics, Inc. (a)	10
3,700	Incyte Corp. (a)	61
964	Infinity Pharmaceuticals, Inc. (a)	6
2,000	Inhibitex, Inc. (a)	5
1,900	InterMune, Inc. (a)	69
800	Ironwood Pharmaceuticals, Inc. (a)	8
3,900	Isis Pharmaceuticals, Inc. (a)	39
2,100	Keryx Biopharmaceuticals, Inc. (a)	10
9,627	Lexicon Pharmaceuticals, Inc. (a)	14
816	Ligand Pharmaceuticals, Inc., Class – B (a)	7
2,800	MannKind Corp. (a)	23
1,438	Martek Biosciences Corp. (a)	45
1,443	Maxygen, Inc.	6
1,400	Medivation, Inc. (a)	21
1,100	Metabolix, Inc. (a)	13
3,800	Micromet, Inc. (a)	31
1,700	Momenta Pharmaceuticals, Inc. (a)	25
1,900	Nabi Biopharmaceuticals (a)	11
700	Nanosphere, Inc. (a)	3
1,900	Neuralstem, Inc. (a)	4
2,000	Neurocrine Biosciences, Inc. (a)	15
500	NeurogesX, Inc. (a)	3
3,800	Novavax, Inc. (a)	9
2,800	NPS Pharmaceuticals, Inc. (a)	22
700	Nymox Pharmaceutical Corp. (a)	5
800	Omeros Corp. (a)	7
2,600	Onyx Pharmaceuticals, Inc. (a)	96
3,700	Opko Health, Inc. (a)	14

Shares	Security Description	Value (000)
	Biotechnology (continued)
1,300	Orexigen Therapeutics, Inc. (a)	$11
700	Osiris Therapeutics, Inc. (a)	5
5,800	PDL BioPharma, Inc.	36
2,300	Peregrine Pharmaceuticals, Inc. (a)	5
1,800	Pharmacyclics, Inc. (a)	11
1,200	Pharmasset, Inc. (a)	52
1,164	Progenics Pharmaceuticals, Inc. (a)	6
2,200	Rigel Pharmaceuticals, Inc. (a)	17
1,900	Sangamo BioSciences, Inc. (a)	13
2,800	Savient Pharmaceuticals, Inc. (a)	31
1,600	SciClone Pharmaceuticals, Inc. (a)	7
3,500	Seattle Genetics, Inc. (a)	52
1,300	SIGA Technologies, Inc. (a)	18
2,100	Spectrum Pharmaceuticals, Inc. (a)	14
5,000	StemCells, Inc. (a)	5
900	Synta Pharmaceuticals Corp. (a)	6
1,000	Targacept, Inc. (a)	27
2,600	Theravance, Inc. (a)	65
200	Transcept Pharmaceuticals, Inc. (a)	1
1,200	Vanda Pharmaceuticals, Inc. (a)	11
3,000	Vical, Inc. (a)	6
2,700	Zalicus, Inc. (a)	4
2,000	ZIOPHARM Oncology, Inc. (a)	9

		1,605

	Brewers — 0.02%
363	The Boston Beer Co., Inc., Class – A (a)	35

	Broadcasting — 0.06%
3,800	Belo Corp., Class – A (a)	27
403	Crown Media Holdings, Inc., Class – A (a)	1
800	Entercom Communications Corp., Class – A (a)	9
2,000	Entravision Communications Corp., Class – A (a)	5
324	Fisher Communications, Inc. (a)	7
2,600	Gray Television, Inc. (a)	5
1,032	LIN TV Corp., Class – A (a)	5
1,800	Radio One, Inc., Class – D (a)	2
1,780	Sinclair Broadcast Group, Inc., Class – A	15
200	Westwood One, Inc. (a)	2

		78

	Building Products — 0.20%
500	AAON, Inc.	14
200	Ameresco, Inc., Class – A (a)	3
227	American Woodmark Corp.	6
440	Ameron International Corp.	34
1,223	Apogee Enterprises, Inc.	16
730	Builders FirstSource, Inc. (a)	1
1,258	Gibraltar Industries, Inc. (a)	17
1,963	Griffon Corp. (a)	25
894	Insteel Industries, Inc.	11

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Building Products (continued)
800	NCI Building Systems, Inc. (a)	$11
1,742	Quanex Building Products Corp.	33
1,609	Simpson Manufacturing Co., Inc.	50
600	Trex Co., Inc. (a)	14
914	Universal Forest Products, Inc.	36

		271

	Cable & Satellite — 0.03%
1,346	Knology, Inc. (a)	21
1,996	Mediacom Communications Corp., Class – A (a)	17
730	Outdoor Channel Holdings, Inc.	5

		43

	Casinos & Gaming — 0.13%
1,100	Ameristar Casinos, Inc.	17
2,700	Boyd Gaming Corp. (a)	29
487	Churchill Downs, Inc.	21
1,100	Empire Resorts, Inc. (a)	1
800	Isle of Capri Casinos, Inc. (a)	8
222	Monarch Casino & Resort, Inc. (a)	3
1,132	Multimedia Games, Inc. (a)	6
2,609	Pinnacle Entertainment, Inc. (a)	37
3,000	Scientific Games Corp., Class – A (a)	30
2,200	Shuffle Master, Inc. (a)	25

		177

	Catalog Retail — 0.04%
930	Gaiam, Inc., Class – A	7
1,600	HSN, Inc. (a)	49

		56

	Coal & Consumable Fuels — 0.14%
100	Amyris, Inc. (a)	3
100	Hallador Energy Co.	1
5,708	International Coal Group, Inc. (a)	44
1,200	James River Coal Co. (a)	30
700	L&L Energy, Inc. (a)	8
3,456	Patriot Coal Corp. (a)	67
2,500	Uranium Energy Corp. (a)	15
5,226	USEC, Inc. (a)	31

		199

	Commercial Printing — 0.10%
2,300	Cenveo, Inc. (a)	12
400	Consolidated Graphics, Inc. (a)	19
565	Courier Corp.	9
2,157	Deluxe Corp.	50
1,059	Ennis, Inc.	18
1,000	InnerWorkings, Inc. (a)	7
533	M & F Worldwide Corp. (a)	12

Shares	Security Description	Value (000)
	Commercial Printing (continued)
541	Multi-Color Corp.	$11
700	The Standard Register Co.	2

		140

	Commodity Chemicals — 0.20%
2,300	Calgon Carbon Corp. (a)	35
1,400	Georgia Gulf Corp. (a)	34
341	Hawkins, Inc.	15
897	Innophos Holdings, Inc.	32
800	Koppers Holdings, Inc.	29
435	NewMarket Corp.	54
141	NL Industries, Inc.	2
1,425	Spartech Corp. (a)	13
1,200	STR Holdings, Inc. (a)	24
200	TPC Group, Inc. (a)	6
954	Westlake Chemical Corp.	41

		285

	Communications Equipment — 1.12%
1,800	Acme Packet, Inc. (a)	96
2,600	ADTRAN, Inc.	94
780	Anaren, Inc. (a)	16
5,443	Arris Group, Inc. (a)	61
3,200	Aruba Networks, Inc. (a)	67
2,499	Aviat Networks, Inc. (a)	13
530	Bel Fuse, Inc., Class – B	13
2,500	BigBand Networks, Inc. (a)	7
837	Black Box Corp.	32
1,750	Blue Coat Systems, Inc. (a)	52
300	Calix, Inc. (a)	5
1,300	Comtech Telecommunications Corp.	36
1,000	DG FastChannel, Inc. (a)	29
975	Digi International, Inc. (a)	11
762	EMS Technologies, Inc. (a)	15
3,964	Emulex Corp. (a)	46
4,163	Extreme Networks, Inc. (a)	13
3,150	Finisar Corp. (a)	94
1,046	Globecomm Systems, Inc. (a)	10
4,594	Harmonic, Inc. (a)	39
400	Hughes Communications, Inc. (a)	16
3,400	Infinera Corp. (a)	35
1,800	InterDigital, Inc. (a)	75
1,400	Ixia (a)	24
600	KVH Industries, Inc. (a)	7
400	Loral Space & Communications, Inc. (a)	31
200	Meru Networks, Inc. (a)	3
1,500	NETGEAR, Inc. (a)	51
1,500	Network Engines, Inc. (a)	2
1,300	Network Equipment Technologies, Inc. (a)	6
1,400	Neutral Tandem, Inc. (a)	20
500	Occam Networks, Inc. (a)	4
2,050	Oclaro, Inc. (a)	27

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Communications Equipment (continued)
924	Oplink Communications, Inc. (a)	$17
1,338	Opnext, Inc. (a)	2
938	PC-Tel, Inc. (a)	6
2,000	Plantronics, Inc.	74
6,704	Powerwave Technologies, Inc. (a)	17
5,214	Riverbed Technology, Inc. (a)	183
1,389	SeaChange International, Inc. (a)	12
1,900	ShoreTel, Inc. (a)	15
9,103	Sonus Networks, Inc. (a)	24
830	Sycamore Networks, Inc.	17
2,229	Symmetricom, Inc. (a)	16
3,321	Tekelec (a)	40
4,928	UTStarcom, Inc. (a)	10
1,500	ViaSat, Inc. (a)	67

		1,550

	Computer & Electronics Retail — 0.09%
600	FalconStor Software, Inc. (a)	2
500	hhgregg, Inc. (a)	11
3,076	Rent-A-Center, Inc.	99
403	REX American Resources Corp. (a)	6
506	Systemax, Inc. (a)	7

		125

	Computer Hardware — 0.06%
1,151	Avid Technology, Inc. (a)	20
1,163	Cray, Inc. (a)	8
1,387	Silicon Graphics International Corp. (a)	13
800	Stratasys, Inc. (a)	26
1,000	Super Micro Computer, Inc. (a)	12

		79

	Computer Storage & Peripherals — 0.21%
1,000	Compellent Technologies, Inc. (a)	28
2,178	Electronics for Imaging, Inc. (a)	31
1,300	Hutchinson Technology, Inc. (a)	5
1,900	Hypercom Corp. (a)	16
1,479	Imation Corp. (a)	15
1,200	Immersion Corp. (a)	8
2,200	Intermec, Inc. (a)	28
879	Intevac, Inc. (a)	12
1,600	Novatel Wireless, Inc. (a)	15
1,100	Presstek, Inc. (a)	3
8,100	Quantum Corp. (a)	30
340	Rimage Corp. (a)	5
1,700	STEC, Inc. (a)	30
1,400	Synaptics, Inc. (a)	41
1,300	Xyratex Ltd. (a)	21

		288

Shares	Security Description	Value (000)
	Construction & Engineering — 0.28%
1,455	Dycom Industries, Inc. (a)	$21
3,066	EMCOR Group, Inc. (a)	89
1,400	Furmanite Corp. (a)	10
1,536	Granite Construction, Inc.	42
2,861	Great Lakes Dredge & Dock Co.	21
1,746	Insituform Technologies, Inc., Class – A (a)	46
816	Layne Christensen Co. (a)	28
2,239	MasTec, Inc. (a)	33
276	Michael Baker Corp. (a)	9
1,000	MYR Group, Inc. (a)	21
452	Northwest Pipe Co. (a)	11
1,100	Orion Marine Group, Inc. (a)	13
524	Pike Electric Corp. (a)	5
1,100	Primoris Services Corp.	10
644	Sterling Construction Co., Inc. (a)	8
1,151	Tutor Perini Corp.	25

		392

	Construction & Farm Machinery & Heavy Trucks — 0.21%
367	Alamo Group, Inc.	10
518	American Railcar Industries, Inc. (a)	11
877	Astec Industries, Inc. (a)	28
372	Cascade Corp.	18
1,200	Commercial Vehicle Group, Inc. (a)	20
600	Douglas Dynamics, Inc.	9
2,758	Federal Signal Corp.	19
485	FreightCar America, Inc.	14
500	Lindsay Corp.	30
565	Miller Industries, Inc.	8
235	NACCO Industries, Inc., Class – A	25
500	Sauer-Danfoss, Inc. (a)	14
839	The Greenbrier Cos., Inc. (a)	18
1,674	Titan International, Inc.	33
252	Twin Disc, Inc.	8
2,900	Wabash National Corp. (a)	34

		299

	Construction Materials — 0.04%
2,944	Headwaters, Inc. (a)	13
931	Texas Industries, Inc.	43

		56

	Consumer Electronics — 0.01%
602	Universal Electronics, Inc. (a)	17

	Consumer Finance — 0.22%
2,785	Advance America Cash Advance Centers, Inc.	16
1,150	Cardtronics, Inc. (a)	20
1,338	Cash America International, Inc.	49
345	CompuCredit Holdings Corp. (a)	2
200	Credit Acceptance Corp. (a)	13

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Consumer Finance (continued)
1,000	Dollar Financial Corp. (a)	$29
1,800	EZCORP, Inc. (a)	49
1,200	First Cash Financial Services, Inc. (a)	37
1,289	Nelnet, Inc., Class – A	31
1,194	Netspend Holdings, Inc. (a)	15
2,465	The First Marblehead Corp. (a)	5
200	The Student Loan Corp.	7
646	World Acceptance Corp. (a)	34

		307

	Data Processing & Outsourced Services — 0.29%
300	Cass Information Systems, Inc.	11
1,565	CSG Systems International, Inc. (a)	30
400	Echo Global Logistics, Inc. (a)	5
2,087	Euronet Worldwide, Inc. (a)	36
600	Exlservice Holdings, Inc. (a)	13
2,101	Global Cash Access Holdings, Inc. (a)	7
1,600	Heartland Payment Systems, Inc.	25
3,785	MoneyGram International, Inc. (a)	10
885	Online Resources Corp. (a)	4
1,200	TeleTech Holdings, Inc. (a)	25
1,100	TNS, Inc. (a)	23
3,550	VeriFone Systems, Inc. (a)	137
1,600	Wright Express Corp. (a)	73

		399

	Department Stores — 0.11%
1,795	Dillard’s, Inc., Class – A	68
1,000	Retail Ventures, Inc. (a)	16
6,154	Saks, Inc. (a)	66
600	The Bon-Ton Stores, Inc. (a)	8

		158

	Distillers & Vintners — 0.00%
400	MGP Ingredients, Inc.	4

	Distributors — 0.02%
585	Audiovox Corp., Class – A (a)	5
461	Core-Mark Holding Co., Inc. (a)	16

		21

	Diversified Banks — 0.02%
1,221	Banco Latinoamericano de Comercio Exterior SA, Class – E	23
500	Encore Bancshares, Inc. (a)	5

		28

	Diversified Capital Markets — 0.01%
500	HFF, Inc., Class – A (a)	5
773	JMP Group, Inc.	6

		11

Shares	Security Description	Value (000)
	Diversified Chemicals — 0.15%
700	LSB Industries, Inc. (a)	$17
3,512	Olin Corp.	72
5,000	Solutia, Inc. (a)	115

		204

	Diversified Metals & Mining — 0.26%
1,000	AMCOL International Corp.	31
995	Brush Engineered Materials, Inc. (a)	38
2,700	General Moly, Inc. (a)	17
2,550	Globe Specialty Metals, Inc.	44
2,076	Horsehead Holding Corp. (a)	27
1,100	Molycorp, Inc. (a)	55
1,379	RTI International Metals, Inc. (a)	37
7,239	Thompson Creek Metals Co., Inc. (a)	107
1,400	U.S. Energy Corp. (a)	9

		365

	Diversified Real Estate Activities — 0.04%
1,168	Campus Crest Communities, Inc.	16
246	Consolidated-Tomoka Land Co.	7
716	Coresite Realty Corp.	10
600	Tejon Ranch Co. (a)	17

		50

	Diversified REITs — 0.24%
2,754	CapLease, Inc.	16
3,499	Colonial Properties Trust	63
3,837	Cousins Properties, Inc.	32
800	Excel Trust, Inc.	10
483	Gladstone Commercial Corp.	9
3,671	Investors Real Estate Trust	33
400	One Liberty Properties, Inc.	7
777	PS Business Parks, Inc.	43
2,100	Retail Opportunity Investments Corp.	21
2,670	Washington Real Estate Investment Trust	83
947	Winthrop Realty Trust, Inc.	12

		329

	Diversified Support Services — 0.15%
1,726	Comfort Systems USA, Inc.	23
800	EnerNOC, Inc. (a)	19
874	G&K Services, Inc., Class – A	27
2,700	Healthcare Services Group, Inc.	44
1,094	McGrath Rentcorp	29
1,529	Mobile Mini, Inc. (a)	30
496	Schawk, Inc.	10
876	Viad Corp.	22

		204

	Drug Retail — 0.02%
27,300	Rite Aid Corp. (a)	24

	Education Services — 0.15%
800	American Public Education, Inc. (a)	30
500	Archipelago Learning, Inc. (a)	5

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Education Services (continued)
800	Bridgepoint Education, Inc. (a)	$15
600	Cambium Learning Group, Inc. (a)	2
700	Capella Education Co. (a)	47
3,700	Corinthian Colleges, Inc. (a)	19
1,300	Grand Canyon Education, Inc. (a)	25
1,000	K12, Inc. (a)	29
300	Learning Tree International, Inc.	3
600	Lincoln Educational Services Corp.	9
300	National American University Holdings, Inc.	2
800	The Princeton Review, Inc. (a)	1
900	Universal Technical Institute, Inc.	20

		207

	Electric Utilities — 0.49%
1,350	ALLETE, Inc.	50
2,482	Avista Corp.	56
611	Central Vermont Public Service Corp.	13
2,774	Cleco Corp.	85
2,070	El Paso Electric Co. (a)	57
2,195	IDACORP, Inc.	81
1,021	MGE Energy, Inc.	44
1,735	Otter Tail Corp.	39
3,362	Portland General Electric Co.	73
1,788	The Empire District Electric Co.	40
2,354	UIL Holdings Corp.	71
1,674	Unisource Energy Corp.	60
527	Unitil Corp.	12

		681

	Electrical Components & Equipment — 0.74%
1,494	A.O. Smith Corp.	57
3,000	A123 Systems, Inc. (a)	29
1,800	Acuity Brands, Inc.	104
2,800	Advanced Battery Technologies, Inc. (a)	11
2,100	American Superconductor Corp. (a)	60
1,893	Baldor Electric Co.	119
1,900	Belden, Inc.	70
2,181	Brady Corp., Class – A	71
300	Coleman Cable, Inc. (a)	2
775	Encore Wire Corp.	19
2,500	Ener1, Inc. (a)	9
2,303	Energy Conversion Devices, Inc. (a)	11
2,190	EnerSys (a)	70
10,064	Evergreen Solar, Inc. (a)	6
1,007	Franklin Electric Co., Inc.	39
4,000	FuelCell Energy, Inc. (a)	9
800	Generac Holdings, Inc. (a)	13
5,000	GrafTech International Ltd. (a)	99
1,050	II-VI, Inc. (a)	49

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
560	LaBarge, Inc. (a)	$9
1,092	LSI Industries, Inc.	9
900	Polypore International, Inc. (a)	37
362	Powell Industries, Inc. (a)	12
1,500	UQM Technologies, Inc. (a)	3
800	Vicor Corp.	13
2,500	Woodward Governor Co.	94

		1,024

	Electronic Components — 0.14%
286	CPI International, Inc. (a)	6
700	DTS, Inc. (a)	34
300	Fabrinet (a)	6
954	Littelfuse, Inc.	45
2,900	Power-One, Inc. (a)	30
743	Rogers Corp. (a)	28
622	Spectrum Control, Inc. (a)	9
1,200	Universal Display Corp. (a)	37

		195

	Electronic Equipment & Instruments — 0.45%
569	Analogic Corp.	28
1,252	Anixter International, Inc.	75
600	Badger Meter, Inc.	27
2,900	Brightpoint, Inc. (a)	25
1,739	Checkpoint Systems, Inc. (a)	36
1,705	Cognex Corp.	50
1,100	Coherent, Inc. (a)	50
1,000	Comverge, Inc. (a)	7
1,410	Daktronics, Inc.	22
369	Dawson Geophysical Co. (a)	12
1,239	Electro Scientific Industries, Inc. (a)	20
700	FARO Technologies, Inc. (a)	23
1,300	Gerber Scientific, Inc. (a)	10
3,427	L-1 Identity Solutions, Inc. (a)	41
1,700	Methode Electronics, Inc.	22
3,700	Microvision, Inc. (a)	7
600	MTS Systems Corp.	22
1,748	Newport Corp. (a)	30
661	OSI Systems, Inc. (a)	24
1,700	Plexus Corp. (a)	53
1,155	Rofin-Sinar Technologies, Inc. (a)	41
1,486	X-Rite, Inc. (a)	7

		632

	Electronic Manufacturing Services — 0.26%
2,870	Benchmark Electronics, Inc. (a)	52
1,710	CTS Corp.	19
600	DDi Corp.	7
1,400	Echelon Corp. (a)	14
1,100	IPG Photonics Corp. (a)	35
1,100	Maxwell Technologies, Inc. (a)	21
736	Measurement Specialties, Inc. (a)	22

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electronic Manufacturing Services (continued)
1,004	Mercury Computer Systems, Inc. (a)	$18
400	Multi-Fineline Electronix, Inc. (a)	11
870	Park Electrochemical Corp.	26
1,700	Pulse Electronics Corp.	9
700	RadiSys Corp. (a)	6
3,300	Sanmina-SCI Corp. (a)	38
2,331	SMART Modular Technologies (WWH), Inc. (a)	13
3,471	TTM Technologies, Inc. (a)	52
100	Viasystems Group, Inc. (a)	2
804	Zygo Corp. (a)	10

		355

	Environmental & Facilities Services — 0.25%
2,180	ABM Industries, Inc.	57
1,000	Casella Waste Systems, Inc., Class – A (a)	7
900	Clean Harbors, Inc. (a)	76
4,369	EnergySolutions, Inc.	24
1,001	Fuel Tech, Inc. (a)	10
1,685	Metalico, Inc. (a)	10
2,700	Rollins, Inc.	53
600	Standard Parking Corp. (a)	11
802	Team, Inc. (a)	20
2,600	Tetra Tech, Inc. (a)	65
700	US Ecology, Inc.	12

		345

	Fertilizers & Agricultural Chemicals — 0.01%
959	American Vanguard Corp.	8

	Food Distributors — 0.08%
554	Nash Finch Co.	24
1,014	Spartan Stores, Inc.	17
2,000	United Natural Foods, Inc. (a)	73

		114

	Food Retail — 0.22%
50	Arden Group, Inc., Class – A	4
500	Cal-Maine Foods, Inc.	16
1,678	Casey’s General Stores, Inc.	71
640	Ingles Markets, Inc., Class – A	12
1,886	Ruddick Corp.	69
414	Susser Holdings Corp. (a)	6
790	The Andersons, Inc.	29
627	The Fresh Market, Inc. (a)	26
1,104	The Pantry, Inc. (a)	22
300	Village Super Market, Inc., Class – A	10
448	Weis Markets, Inc.	18
2,366	Winn-Dixie Stores, Inc. (a)	17

		300

Shares	Security Description	Value (000)
	Footwear — 0.33%
3,600	Crocs, Inc. (a)	$62
1,600	Deckers Outdoor Corp. (a)	128
3,251	Iconix Brand Group, Inc. (a)	63
1,248	K-Swiss, Inc., Class – A (a)	15
200	LaCrosse Footwear, Inc.	3
400	R.G. Barry Corp.	4
1,400	Skechers U.S.A., Inc., Class – A (a)	28
1,025	Steven Madden Ltd. (a)	43
1,800	The Timberland Co., Class – A (a)	44
300	Weyco Group, Inc.	7
2,000	Wolverine World Wide, Inc.	64

		461

	Forest Products — 0.06%
400	Deltic Timber Corp.	23
5,756	Louisiana-Pacific Corp. (a)	54

		77

	Gas Utilities — 0.45%
476	Chesapeake Utilities Corp.	20
1,883	New Jersey Resources Corp.	81
2,087	Nicor, Inc.	104
1,218	Northwest Natural Gas Co.	57
3,286	Piedmont Natural Gas Co., Inc.	92
1,290	South Jersey Industries, Inc.	68
2,093	Southwest Gas Corp.	77
1,042	The Laclede Group, Inc.	38
2,349	WGL Holdings, Inc.	84

		621

	General Merchandise Stores — 0.05%
1,924	99 Cents Only Stores (a)	31
1,912	Fred’s, Inc., Class – A	26
100	Gordmans Stores, Inc. (a)	2
1,232	Tuesday Morning Corp. (a)	6

		65

	Gold — 0.14%
3,100	Allied Nevada Gold Corp. (a)	81
2,500	Capital Gold Corp. (a)	13
10,700	Golden Star Resources Ltd. (a)	49
3,500	Jaguar Mining, Inc. (a)	25
3,700	U.S. Gold Corp. (a)	30

		198

	Health Care Distributors — 0.14%
680	Chindex International, Inc. (a)	11
500	MWI Veterinary Supply, Inc. (a)	32
2,713	Owens & Minor, Inc.	80
1,500	Pharmerica Corp. (a)	17
2,400	PSS World Medical, Inc. (a)	54

		194

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment — 0.83%
900	Abaxis, Inc. (a)	$24
1,300	ABIOMED, Inc. (a)	13
2,100	Accuray, Inc. (a)	14
1,600	Alphatec Holdings, Inc. (a)	4
3,100	American Medical Systems Holdings, Inc. (a)	59
1,191	AngioDynamics, Inc. (a)	18
1,100	ArthroCare Corp. (a)	34
702	Cantel Medical Corp.	16
1,300	Conceptus, Inc. (a)	18
1,307	CONMED Corp. (a)	35
1,321	CryoLife, Inc. (a)	7
567	Cutera, Inc. (a)	5
1,100	Cyberonics, Inc. (a)	34
1,800	Delcath Systems, Inc. (a)	18
2,400	DexCom, Inc. (a)	33
400	Dynavox, Inc., Class – A (a)	2
200	Exactech, Inc. (a)	4
1,163	Greatbatch, Inc. (a)	28
1,800	Hansen Medical, Inc. (a)	3
400	HeartWare International, Inc. (a)	35
1,700	Insulet Corp. (a)	26
900	Integra LifeSciences Holdings Corp. (a)	43
1,264	Invacare Corp.	38
700	IRIS International, Inc. (a)	7
300	Kensey Nash Corp. (a)	8
1,300	MAKO Surgical Corp. (a)	20
2,100	Masimo Corp.	61
1,000	MELA Sciences, Inc. (a)	3
1,700	Meridian Bioscience, Inc.	39
1,200	Natus Medical, Inc. (a)	17
1,600	NuVasive, Inc. (a)	41
1,000	NxStage Medical, Inc. (a)	25
700	Orthofix International NV (a)	20
2,800	Orthovita, Inc. (a)	6
685	Palomar Medical Technologies, Inc. (a)	10
900	Quidel Corp. (a)	13
1,400	Sirona Dental Systems, Inc. (a)	59
3,000	Solta Medical, Inc. (a)	9
600	SonoSite, Inc. (a)	19
1,200	Stereotaxis, Inc. (a)	5
2,500	STERIS Corp.	91
800	SurModics, Inc. (a)	10
1,824	Symmetry Medical, Inc. (a)	17
1,800	Syneron Medical Ltd. (a)	18
500	Synovis Life Technologies, Inc. (a)	8
1,400	The Spectranetics Corp. (a)	7
2,061	TomoTherapy, Inc. (a)	7
2,100	Volcano Corp. (a)	57

Shares	Security Description	Value (000)
	Health Care Equipment (continued)
1,700	Wright Medical Group, Inc. (a)	$26
180	Young Innovations, Inc.	6
850	Zoll Medical Corp. (a)	32

		1,152

	Health Care Facilities — 0.23%
1,331	AmSurg Corp. (a)	28
490	Assisted Living Concepts, Inc., Class – A (a)	16
1,295	Capital Senior Living Corp. (a)	9
900	Emeritus Corp. (a)	18
1,700	Five Star Quality Care, Inc. (a)	12
1,194	Hanger Orthopedic Group, Inc. (a)	25
4,000	HealthSouth Corp. (a)	83
1,876	Kindred Healthcare, Inc. (a)	34
800	LCA-Vision, Inc. (a)	5
842	MedCath Corp. (a)	12
442	National Healthcare Corp.	20
2,502	Select Medical Holdings Corp. (a)	18
983	Skilled Healthcare Group, Inc., Class – A (a)	9
2,300	Sunrise Senior Living, Inc. (a)	12
600	The Ensign Group, Inc.	15
465	U.S. Physical Therapy, Inc. (a)	9

		325

	Health Care Services — 0.44%
500	Accretive Health, Inc. (a)	8
500	Air Methods Corp. (a)	28
1,100	Alliance HealthCare Services, Inc. (a)	5
2,132	Allied Healthcare International, Inc. (a)	5
300	Almost Family, Inc. (a)	12
1,200	Amedisys, Inc. (a)	40
563	American Dental Partners, Inc. (a)	8
1,700	AMN Healthcare Services, Inc. (a)	11
1,000	Bio-Reference Laboratories, Inc. (a)	22
1,200	BioScrip, Inc. (a)	6
1,300	Cardionet, Inc. (a)	6
1,600	Catalyst Health Solutions, Inc. (a)	74
900	Chemed Corp.	57
1,146	Continucare Corp. (a)	5
300	CorVel Corp. (a)	15
1,508	Cross Country Healthcare, Inc. (a)	13
400	ExamWorks Group, Inc. (a)	7
700	Genoptix, Inc. (a)	13
1,234	Gentiva Health Services, Inc. (a)	33
1,477	Healthways, Inc. (a)	17
1,100	HMS Holdings Corp. (a)	71
700	IPC The Hospitalist Co., Inc. (a)	27
400	Landauer, Inc.	24
600	LHC Group, Inc. (a)	18
100	National Research Corp.	3
300	PDI, Inc. (a)	3
500	Providence Service Corp. (a)	8

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Services (continued)
1,243	RehabCare Group, Inc. (a)	$30
800	Rural/Metro Corp. (a)	12
1,188	Sun Healthcare Group, Inc. (a)	15
600	Team Health Holdings, Inc. (a)	9

		605

	Health Care Supplies — 0.29%
2,500	Align Technology, Inc. (a)	49
300	Alimera Sciences, Inc. (a)	3
2,900	Antares Pharma, Inc. (a)	5
66	Atrion Corp.	12
1,600	Cerus Corp. (a)	4
566	Cynosure, Inc. (a)	6
2,000	Endologix, Inc. (a)	14
1,000	Haemonetics Corp. (a)	63
471	ICU Medical, Inc. (a)	17
2,900	Immucor, Inc. (a)	58
764	Medical Action Industries, Inc. (a)	7
1,100	Merit Medical Systems, Inc. (a)	18
900	Neogen Corp. (a)	37
1,900	OraSure Technologies, Inc. (a)	11
400	Rochester Medical Corp. (a)	4
1,976	RTI Biologics, Inc. (a)	5
1,500	STAAR Surgical Co. (a)	9
2,000	Unilife Corp. (a)	11
700	Vascular Solutions, Inc. (a)	8
1,400	West Pharmaceutical Services, Inc.	58

		399

	Health Care Technology — 0.17%
1,400	athenahealth, Inc. (a)	58
400	Computer Programs & Systems, Inc.	19
1,800	MedAssets, Inc. (a)	36
800	Medidata Solutions, Inc. (a)	19
500	MedQuist, Inc.	4
2,100	Merge Healthcare, Inc. (a)	8
1,400	Omnicell, Inc. (a)	20
800	Quality Systems, Inc.	56
400	Transcend Services, Inc. (a)	8
643	Vital Images, Inc. (a)	9

		237

	Heavy Electrical Equipment — 0.05%
500	AZZ, Inc.	20
4,600	Broadwind Energy, Inc. (a)	11
10,000	Capstone Turbine Corp. (a)	9
800	PowerSecure International, Inc. (a)	6
4,800	SatCon Technology Corp. (a)	22

		68

Shares	Security Description	Value (000)
	Home Entertainment Software — 0.05%
500	Renaissance Learning, Inc.	$6
400	Rosetta Stone, Inc. (a)	9
500	SRS Labs, Inc. (a)	4
3,121	Take-Two Interactive Software, Inc. (a)	38
3,173	THQ, Inc. (a)	19

		76

	Home Furnishings — 0.06%
1,112	Ethan Allen Interiors, Inc.	22
2,108	Furniture Brands International, Inc. (a)	11
606	Hooker Furniture Corp.	8
700	Kid Brands, Inc. (a)	6
2,541	La-Z-Boy, Inc. (a)	23
2,976	Sealy Corp. (a)	9

		79

	Home Improvement Retail — 0.02%
900	Lumber Liquidators Holdings, Inc. (a)	22

	Homebuilding — 0.11%
3,119	Beazer Homes USA, Inc. (a)	17
566	Brookfield Homes Corp. (a)	5
263	Cavco Industries, Inc. (a)	12
2,726	Hovnanian Enterprises, Inc., Class – A (a)	11
817	M/I Homes, Inc. (a)	13
1,422	Meritage Homes Corp. (a)	32
224	Skyline Corp.	6
5,235	Standard Pacific Corp. (a)	24
1,960	The Ryland Group, Inc.	33

		153

	Homefurnishing Retail — 0.06%
807	Haverty Furniture Cos., Inc.	10
700	Kirkland’s, Inc. (a)	10
4,300	Pier 1 Imports, Inc. (a)	45
2,400	Select Comfort Corp. (a)	22

		87

	Hotels, Resorts & Cruise Lines — 0.13%
800	Ambassadors Group, Inc.	9
819	Bluegreen Corp. (a)	3
1,576	Gaylord Entertainment Co. (a)	57
1,700	Interval Leisure Group, Inc. (a)	27
711	Morgans Hotel Group Co. (a)	6
4,584	Orient-Express Hotels Ltd., Class – A (a)	60
767	Red Lion Hotels Corp. (a)	6
973	The Marcus Corp.	13

		181

	Household Appliances — 0.04%
1,312	Helen of Troy Ltd. (a)	39
900	iRobot Corp. (a)	22

		61

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Household Products — 0.06%
2,580	Central Garden & Pet Co., Class – A (a)	$25
283	Oil-Dri Corp. of America	6
900	Spectrum Brands Holdings, Inc. (a)	28
615	WD-40 Co.	25

		84

	Housewares & Specialties — 0.05%
1,867	American Greetings Corp., Class – A	41
253	Blyth, Inc.	9
379	CSS Industries, Inc.	8
500	Lifetime Brands, Inc. (a)	7

		65

	Human Resource & Employment Services — 0.18%
900	Administaff, Inc.	26
248	Barrett Business Services, Inc.	4
484	CDI Corp.	9
525	GP Strategies Corp. (a)	5
893	Heidrick & Struggles International, Inc.	26
1,300	Hudson Highland Group, Inc. (a)	8
1,190	Kelly Services, Inc., Class – A (a)	22
1,300	Kforce, Inc. (a)	21
1,952	Korn/Ferry International (a)	45
1,834	On Assignment, Inc. (a)	15
2,086	SFN Group, Inc. (a)	20
2,040	TrueBlue, Inc. (a)	37
690	Volt Information Sciences, Inc. (a)	6

		244

	Hypermarkets & Super Centers — 0.02%
600	PriceSmart, Inc.	23

	Independent Power Producers & Energy Traders — 0.02%
600	American DG Energy, Inc. (a)	2
5,100	Dynegy, Inc. (a)	28

		30

	Industrial Conglomerates — 0.10%
1,256	Kimball International, Inc., Class – B	9
800	Libbey, Inc. (a)	12
700	Raven Industries, Inc.	34
15	Seaboard Corp.	30
605	Standex International Corp.	18
1,133	Tredegar Corp.	22
122	United Capital Corp. (a)	4
100	United States Lime & Minerals, Inc. (a)	4

		133

	Industrial Machinery — 0.90%
800	3D Systems Corp. (a)	25
2,800	Actuant Corp., Class – A	74

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
1,206	Albany International Corp., Class – A	$29
1,100	Altra Holdings, Inc. (a)	22
243	Ampco-Pittsburgh Corp.	7
2,137	Barnes Group, Inc.	44
2,000	Blount International, Inc. (a)	31
2,262	Briggs & Stratton Corp.	44
1,231	Chart Industries, Inc. (a)	42
799	CIRCOR International, Inc.	34
2,101	CLARCOR, Inc.	90
1,000	Colfax Corp. (a)	18
781	Columbus McKinnon Corp. (a)	16
600	Dynamic Materials Corp.	14
1,500	Energy Recovery, Inc. (a)	5
855	ENPRO Industries, Inc. (a)	35
1,156	ESCO Technologies, Inc.	44
1,983	Flow International Corp. (a)	8
3,600	Force Protection, Inc. (a)	20
400	Graham Corp.	8
1,200	John Bean Technologies Corp.	24
592	Kadant, Inc. (a)	14
1,400	Kaydon Corp.	57
519	L.B. Foster Co., Class – A (a)	21
900	Lydall, Inc. (a)	7
700	Met-Pro Corp.	8
1,670	Mueller Industries, Inc.	55
6,681	Mueller Water Products, Inc., Class – A	28
1,433	Nordson Corp.	132
100	Omega Flex, Inc. (a)	2
600	PMFG, Inc. (a)	10
900	RBC Bearings, Inc. (a)	35
1,192	Robbins & Myers, Inc.	43
500	Sun Hydraulics Corp.	19
970	Tecumseh Products Co., Class – A (a)	13
800	Tennant Co.	31
500	The Gorman-Rupp Co.	16
700	The Middleby Corp. (a)	59
600	TriMas Corp. (a)	12
1,286	Watts Water Technologies, Inc., Class – A	47
300	Xerium Technologies, Inc. (a)	5

		1,248

	Industrial REITs — 0.15%
9,267	DCT Industrial Trust, Inc.	49
1,851	DuPont Fabros Technology, Inc.	40
1,190	EastGroup Properties, Inc.	50
2,547	First Industrial Realty Trust, Inc. (a)	22
2,207	First Potomac Realty Trust	37
1,130	Monmouth Real Estate Investment Corp., Class – A	10
400	Terreno Realty Corp. (a)	7

		215

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Insurance Brokers — 0.03%
1,000	Crawford & Co., Class – B (a)	$4
1,000	eHealth, Inc. (a)	14
1,944	National Financial Partners Corp. (a)	26

		44

	Integrated Oil & Gas — 0.03%
7,000	Kodiak Oil & Gas Corp. (a)	46

	Integrated Telecommunication Services — 0.12%
1,900	Alaska Communications Systems Group, Inc.	21
400	Atlantic Tele-Network, Inc.	15
1,100	Cbeyond, Inc. (a)	17
9,791	Cincinnati Bell, Inc. (a)	27
1,076	Consolidated Communications Holdings, Inc.	21
1,947	General Communication, Inc., Class – A (a)	25
500	IDT Corp., Class – B	13
1,200	NTELOS Holdings Corp.	23

		162

	Internet Retail — 0.11%
1,272	1-800-FLOWERS.COM, Inc., Class – A (a)	3
500	Blue Nile, Inc. (a)	29
3,900	drugstore.com, Inc. (a)	9
1,100	NutriSystem, Inc.	23
800	Orbitz Worldwide, Inc. (a)	5
600	Overstock.com, Inc. (a)	10
1,000	PetMed Express, Inc.	18
1,142	Shutterfly, Inc. (a)	40
400	Stamps.com, Inc.	5
500	U.S. Auto Parts Network, Inc. (a)	4
600	Vitacost.com, Inc. (a)	3

		149

	Internet Software & Services — 0.83%
750	Ancestry.com, Inc. (a)	21
6,500	Art Technology Group, Inc. (a)	39
1,700	CDC Corp., Class – A (a)	6
1,900	Cogent Communications Group, Inc. (a)	27
900	comScore, Inc. (a)	20
1,200	Constant Contact, Inc. (a)	37
1,800	DealerTrack Holdings, Inc. (a)	36
700	Dice Holdings, Inc. (a)	10
1,707	Digital River, Inc. (a)	59
4,836	EarthLink, Inc.	42
200	Envestnet, Inc. (a)	3
776	Global Sources Ltd. (a)	7
2,800	GSI Commerce, Inc. (a)	65
1,769	InfoSpace, Inc. (a)	15
2,057	Internap Network Services Corp. (a)	13

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
1,795	Internet Capital Group, Inc. (a)	$26
300	Intralinks Holdings, Inc. (a)	6
2,002	j2 Global Communications, Inc. (a)	58
464	Keynote Systems, Inc.	7
1,200	KIT Digital, Inc. (a)	19
1,600	Limelight Networks, Inc. (a)	9
2,500	Lionbridge Technologies, Inc. (a)	9
600	Liquidity Services, Inc. (a)	8
1,900	LivePerson, Inc. (a)	21
700	Local.com Corp. (a)	5
600	LogMeln, Inc. (a)	27
800	LoopNet, Inc. (a)	9
531	Marchex, Inc., Class – B	5
200	Mediamind Technologies, Inc. (a)	3
1,911	ModusLink Global Solutions, Inc. (a)	13
6,500	Move, Inc. (a)	17
2,300	NIC, Inc.	22
600	OpenTable, Inc. (a)	42
3,500	Openwave Systems, Inc. (a)	7
954	Perficient, Inc. (a)	12
400	QuinStreet, Inc. (a)	8
4,000	Rackspace Hosting, Inc. (a)	126
4,207	RealNetworks, Inc. (a)	18
900	RightNow Technologies, Inc. (a)	21
2,600	S1 Corp. (a)	18
1,200	Saba Software, Inc. (a)	7
1,600	SAVVIS, Inc. (a)	41
200	SPS Commerce, Inc. (a)	3
1,900	Support.com, Inc. (a)	12
2,400	Terremark Worldwide, Inc. (a)	31
1,500	The Knot, Inc. (a)	15
200	Travelzoo, Inc. (a)	8
3,610	United Online, Inc.	24
3,501	ValueClick, Inc. (a)	56
1,224	VASCO Data Security International, Inc. (a)	10
700	Vocus, Inc. (a)	19
2,300	Zix Corp. (a)	10

		1,152

	Investment Banking & Brokerage — 0.35%
2,400	BGC Partners, Inc., Class – A	20
1,892	Cowen Group, Inc., Class – A (a)	9
1,100	Duff & Phelps Corp., Class – A	19
653	Evercore Partners, Inc., Class – A	22
2,771	FBR Capital Markets Corp. (a)	11
3,100	GFI Group, Inc.	14
3,700	Gleacher & Co., Inc. (a)	9
612	International Assets Holding Corp. (a)	14
2,100	Investment Technology Group, Inc. (a)	34
1,573	KBW, Inc.	44
4,174	Knight Capital Group, Inc., Class – A (a)	58
2,000	LaBranche & Co., Inc. (a)	7

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Investment Banking & Brokerage (continued)
3,800	Ladenburg Thalmann Financial Services, Inc. (a)	$4
4,984	MF Global Holdings Ltd. (a)	42
484	Oppenheimer Holdings, Inc., Class – A	13
1,800	optionsXpress Holdings, Inc.	28
742	Piper Jaffray Cos., Inc. (a)	26
600	Rodman & Renshaw Capital Group, Inc. (a)	2
1,091	Sanders Morris Harris Group, Inc.	8
1,434	Stifel Financial Corp. (a)	89
1,290	SWS Group, Inc.	6
1,657	TradeStation Group, Inc. (a)	11

		490

	IT Consulting & Other Services — 0.34%
2,800	Acxiom Corp. (a)	48
1,418	CACI International, Inc., Class – A (a)	76
2,289	CIBER, Inc. (a)	11
728	Computer Task Group, Inc. (a)	8
600	Forrester Research, Inc.	21
950	iGATE Corp.	19
725	Integral Systems, Inc. (a)	7
945	ManTech International Corp., Class – A (a)	39
700	MAXIMUS, Inc.	46
300	NCI, Inc., Class – A (a)	7
4,300	Sapient Corp.	52
2,019	SRA International, Inc., Class – A (a)	41
500	Syntel, Inc.	24
1,797	The Hackett Group, Inc. (a)	6
783	Tier Technologies, Inc., Class – B (a)	5
1,962	Unisys Corp. (a)	51
502	Virtusa Corp. (a)	8

		469

	Leisure Facilities — 0.12%
1,760	Life Time Fitness, Inc. (a)	72
694	Speedway Motorsports, Inc.	11
1,606	Vail Resorts, Inc. (a)	83

		166

	Leisure Products — 0.24%
700	Arctic Cat, Inc. (a)	10
3,700	Brunswick Corp.	69
2,979	Callaway Golf Co.	24
1,173	JAKKS Pacific, Inc. (a)	21
1,441	Leapfrog Enterprises, Inc. (a)	8
400	Marine Products Corp. (a)	3
1,300	Polaris Industries, Inc.	102
2,100	Pool Corp.	47
1,030	RC2 Corp. (a)	22
2,300	Smith & Wesson Holding Corp. (a)	9
325	Steinway Musical Instruments, Inc. (a)	7

Shares	Security Description	Value (000)
	Leisure Products (continued)
800	Sturm, Ruger & Co., Inc.	$12
400	Summer Infant, Inc. (a)	3

		337

	Life & Health Insurance — 0.20%
2,722	American Equity Investment Life Holding Co.	34
1,885	Citizens, Inc. (a)	14
9,678	CNO Financial Group, Inc. (a)	66
2,109	Delphi Financial Group, Inc., Class – A	61
673	FBL Financial Group, Inc., Class – A	19
243	Kansas City Life Insurance Co.	8
98	National Western Life Insurance Co., Class – A	16
1,058	Presidential Life Corp.	11
1,200	Primerica, Inc.	29
5,922	The Phoenix Cos., Inc. (a)	15

		273

	Life Sciences Tools & Services — 0.27%
3,428	Affymetrix, Inc. (a)	17
1,181	Albany Molecular Research, Inc. (a)	7
3,000	Bruker Corp. (a)	50
1,900	Caliper Life Sciences, Inc. (a)	12
1,620	Cambrex Corp. (a)	8
743	Dionex Corp. (a)	88
2,000	eResearchTechnology, Inc. (a)	15
5,000	Exelixis, Inc. (a)	41
300	Furiex Pharmaceuticals, Inc. (a)	4
620	Kendle International, Inc. (a)	7
1,600	Luminex Corp. (a)	29
600	Pacific Biosciences of California, Inc. (a)	10
2,400	PAREXEL International Corp. (a)	51
1,400	PURE Bioscience (a)	3
3,800	Sequenom, Inc. (a)	30

		372

	Managed Health Care — 0.32%
400	America Service Group, Inc.	6
2,383	AMERIGROUP Corp. (a)	105
2,141	Centene Corp. (a)	54
2,647	HealthSpring, Inc. (a)	70
1,524	Magellan Health Services, Inc. (a)	72
1,700	Metropolitan Health Networks, Inc. (a)	8
698	Molina Heathcare, Inc. (a)	19
851	Triple-S Management Corp., Class – B (a)	16
1,624	Universal American Corp.	33
1,941	WellCare Health Plans, Inc. (a)	59

		442

	Marine — 0.11%
800	Baltic Trading Ltd.	8
2,475	Eagle Bulk Shipping, Inc. (a)	12

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Marine (continued)
2,100	Excel Maritime Carriers Ltd. (a)	$12
1,355	Genco Shipping & Trading Ltd. (a)	20
1,513	Horizon Lines, Inc., Class – A	7
281	International Shipholding Corp.	7
1,200	Overseas Shipholding Group, Inc.	42
1,998	Ship Finance International Ltd.	43
1,260	Ultrapetrol Bahamas Ltd. (a)	8

		159

	Marine Ports & Services — 0.01%
519	CAI International, Inc. (a)	10

	Metal & Glass Containers — 0.08%
200	AEP Industries, Inc. (a)	5
800	Graham Packaging Co., Inc. (a)	10
1,693	Myers Industries, Inc.	17
2,306	Silgan Holdings, Inc.	83

		115

	Mortgage REITs — 0.48%
2,283	American Capital Agency Corp.	66
5,807	Anworth Mortgage Asset Corp.	41
751	Apollo Commercial Real Estate Finance, Inc.	12
3,041	Capstead Mortgage Corp.	38
676	Colony Financial, Inc.	14
676	CreXus Investment Corp.	9
2,189	Cypress Sharpridge Investments, Inc.	28
645	Dynex Capital, Inc.	7
2,166	Hatteras Financial Corp.	66
1,747	Invesco Mortgage Capital, Inc.	38
4,498	iStar Financial, Inc. (a)	35
12,866	MFA Financial, Inc.	105
3,200	Newcastle Investment Corp. (a)	21
3,442	NorthStar Realty Finance Corp.	16
817	Pennymac Mortgage Investment Trust	15
3,683	RAIT Financial Trust (a)	8
3,382	Redwood Trust, Inc.	50
2,193	Resource Capital Corp.	16
2,289	Starwood Property Trust, Inc.	49
1,300	Two Harbors Investment Corp.	13
1,265	Walter Investment Management Corp.	23

		670

	Movies & Entertainment — 0.16%
592	Ascent Media Corp., Class – A (a)	23
600	Ballantyne Strong, Inc. (a)	5
321	Carmike Cinemas, Inc. (a)	3
2,447	Cinemark Holdings, Inc.	42
2,800	CKX, Inc. (a)	11
2,750	Lions Gate Entertainment Corp. (a)	18
6,216	Live Nation, Inc. (a)	71

Shares	Security Description	Value (000)
	Movies & Entertainment (continued)
665	LodgeNet Interactive Corp. (a)	$3
600	Playboy Enterprises, Inc., Class – B (a)	3
400	Rentrak Corp. (a)	12
2,200	Warner Music Group Corp. (a)	12
1,182	World Wrestling Entertainment, Inc., Class – A	17

		220

	Multi-line Insurance — 0.02%
1,808	Horace Mann Educators Corp.	33

	Multi-Sector Holdings — 0.04%
1,327	Compass Diversified Holdings, Inc.	24
1,079	PICO Holdings, Inc. (a)	34

		58

	Multi-Utilities — 0.13%
1,729	Black Hills Corp.	52
715	CH Energy Group, Inc.	35
1,619	NorthWestern Corp.	47
4,027	PNM Resources, Inc.	52

		186

	Office REITs — 0.32%
6,074	BioMed Realty Trust, Inc.	113
3,128	Franklin Street Properties Corp.	44
1,343	Government Properties Income Trust	36
3,259	Highwoods Properties, Inc.	104
2,514	Kilroy Realty Corp.	92
4,087	Lexington Realty Trust	32
1,010	Mission West Properties, Inc.	7
2,500	MPG Office Trust, Inc. (a)	7
891	Parkway Properties, Inc.	16

		451

	Office Services & Supplies — 0.29%
2,352	ACCO Brands Corp. (a)	20
1,843	American Reprographics Co. (a)	14
1,300	APAC Customer Services, Inc. (a)	8
2,400	Herman Miller, Inc.	61
300	Higher One Holdings, Inc. (a)	6
1,900	HNI Corp.	59
2,100	Interface, Inc., Class – A	33
2,000	Knoll, Inc.	33
1,122	Mine Safety Appliances Co.	35
3,496	Steelcase, Inc., Class – A	37
2,000	Sykes Enterprises, Inc. (a)	41
987	United Stationers, Inc. (a)	63

		410

	Oil & Gas Drilling — 0.06%
4,634	Hercules Offshore, Inc. (a)	16
5,505	Parker Drilling Co. (a)	25
2,721	Pioneer Drilling Co. (a)	24

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Drilling (continued)
600	Seahawk Drilling, Inc. (a)	$6
575	Union Drilling, Inc. (a)	4
6,466	Vantage Drilling Co. (a)	13

		88

	Oil & Gas Equipment & Services — 0.72%
1,759	Allis-Chalmers Energy, Inc. (a)	12
1,154	Basic Energy Services, Inc. (a)	19
1,689	Bristow Group, Inc. (a)	80
4,610	Cal Dive International, Inc. (a)	26
800	CARBO Ceramics, Inc.	83
3,612	Complete Production Services, Inc. (a)	107
1,400	Dril-Quip, Inc. (a)	109
4,273	Global Industries Ltd. (a)	30
573	Gulf Island Fabrication, Inc.	16
1,130	GulfMark Offshore, Inc., Class – A (a)	34
4,742	Helix Energy Solutions Group, Inc. (a)	57
979	Hornbeck Offshore Services, Inc. (a)	20
5,300	ION Geophysical Corp. (a)	45
5,497	Key Energy Services, Inc. (a)	71
1,200	Lufkin Industries, Inc.	75
1,137	Matrix Service Co. (a)	14
572	Natural Gas Services Group, Inc. (a)	11
4,404	Newpark Resources, Inc. (a)	27
159	OYO Geospace Corp. (a)	16
690	PHI, Inc. (a)	13
1,800	RPC, Inc.	33
519	T-3 Energy Services, Inc. (a)	21
1,500	Tesco Corp. (a)	24
3,576	TETRA Technologies, Inc. (a)	42
2,000	Willbros Group, Inc. (a)	20

		1,005

	Oil & Gas Exploration & Production — 1.05%
3,300	Abraxas Petroleum Corp. (a)	15
400	Apco Oil & Gas International, Inc.	23
732	Approach Resources, Inc. (a)	17
2,170	ATP Oil & Gas Corp. (a)	36
2,291	Berry Petroleum Co., Class – A	100
2,126	Bill Barrett Corp. (a)	87
4,749	BPZ Resources, Inc. (a)	23
4,800	Brigham Exploration Co. (a)	131
1,200	Callon Petroleum Co. (a)	7
2,000	CAMAC Energy, Inc. (a)	4
1,300	Carrizo Oil & Gas, Inc. (a)	45
277	Clayton Williams Energy, Inc. (a)	23
1,332	Cloud Peak Energy, Inc. (a)	31
456	Contango Oil & Gas Co.	26
24	Contango ORE, Inc. (a)	—
9,597	Delta Petroleum Corp. (a)	7

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
842	Endeavour International Corp. (a)	$12
1,500	Energy Partners Ltd. (a)	22
2,900	Energy XXI (Bermuda) Ltd. (a)	80
600	Evolution Petroleum Corp. (a)	4
1,800	FX Energy, Inc. (a)	11
2,300	Gastar Exploration Ltd. (a)	10
608	GeoResources, Inc. (a)	14
1,623	GMX Resources, Inc. (a)	9
1,100	Goodrich Petroleum Corp. (a)	19
1,100	Gulfport Energy Corp. (a)	24
1,660	Harvest Natural Resources, Inc. (a)	20
700	Houston American Energy Corp.	13
2,200	Magnum Hunter Resources Corp. (a)	16
3,900	McMoRan Exploration Co. (a)	67
1,000	Miller Petroleum, Inc. (a)	5
2,200	Northern Oil & Gas, Inc. (a)	60
2,100	Oasis Petroleum, Inc. (a)	57
300	Panhandle Oil & Gas, Inc., Class – A	8
2,064	Penn Virginia Corp.	35
923	Petroleum Development Corp. (a)	39
2,551	Petroquest Energy, Inc. (a)	19
2,100	RAM Energy Resources, Inc. (a)	4
1,800	Resolute Energy Corp. (a)	27
2,332	Rosetta Resources, Inc. (a)	88
1,994	Stone Energy Corp. (a)	45
1,889	Swift Energy Co. (a)	74
6,100	TransAtlantic Petroleum Ltd. (a)	20
2,466	VAALCO Energy, Inc. (a)	18
937	Venoco, Inc. (a)	17
1,451	W&T Offshore, Inc.	26
3,636	Warren Resources, Inc. (a)	16

		1,454

	Oil & Gas Refining & Marketing — 0.16%
409	Alon USA Energy, Inc.	3
1,900	Clean Energy Fuels Corp. (a)	26
1,063	CVR Energy, Inc. (a)	16
735	Delek US Holdings, Inc.	5
524	Green Plains Renewable Energy, Inc. (a)	6
9,000	Rentech, Inc. (a)	11
1,606	Rex Energy Corp. (a)	22
2,900	Syntroleum Corp. (a)	6
2,074	Western Refining, Inc. (a)	22
3,050	World Fuel Services Corp.	110

		227

	Oil & Gas Storage & Transportation — 0.13%
2,791	Cheniere Energy, Inc. (a)	16
1,742	Crosstex Energy, Inc.	16
2,573	DHT Maritime, Inc.	12
136,440	Enbridge Energy Management LLC (a)	—
3,776	General Maritime Corp.	12

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Storage & Transportation (continued)
1,814	Golar LNG Ltd.	$27
1,091	Knightsbridge Tankers Ltd.	24
2,159	Nordic American Tanker Shipping Ltd.	56
400	Scorpio Tankers, Inc. (a)	4
1,400	Teekay Tankers Ltd., Class – A	17

		184

	Packaged Foods & Meats — 0.35%
2,230	B&G Foods, Inc., Class – A	31
100	Bridgford Foods Corp.	1
500	Calavo Growers, Inc.	12
1,926	Chiquita Brands International, Inc. (a)	27
900	Diamond Foods, Inc.	48
1,776	Dole Food Co., Inc. (a)	24
200	Farmer Brothers Co.	4
524	Harbinger Group, Inc. (a)	3
486	Imperial Sugar Co.	6
500	J&J Snack Foods Corp.	24
400	John B. Sanfilippo & Son, Inc. (a)	5
800	Lancaster Colony Corp.	46
200	Lifeway Foods, Inc. (a)	2
2,300	Pilgrim’s Pride Corp. (a)	16
900	Sanderson Farms, Inc.	35
454	Seneca Foods Corp., Class – A (a)	12
3,021	Smart Balance, Inc. (a)	13
1,100	Snyder’s-Lance, Inc.	26
1,802	The Hain Celestial Group, Inc. (a)	49
900	Tootsie Roll Industries, Inc.	26
1,594	TreeHouse Foods, Inc. (a)	81

		491

	Paper Packaging — 0.10%
3,489	Boise, Inc.	28
5,180	Graphic Packaging Holding Co. (a)	20
1,691	Rock-Tenn Co., Class – A	91

		139

	Paper Products — 0.16%
1,786	Buckeye Technologies, Inc.	38
511	Clearwater Paper Corp. (a)	40
1,891	KapStone Paper & Packaging Corp. (a)	29
608	Neenah Paper, Inc.	12
2,210	P.H. Glatfelter Co.	27
800	Schweitzer-Mauduit International, Inc.	50
600	Verso Paper Corp. (a)	2
2,404	Wausau Paper Corp.	21

		219

	Personal Products — 0.13%
1,015	Elizabeth Arden, Inc. (a)	23
600	Inter Parfums, Inc.	11

Shares	Security Description	Value (000)
	Personal Products (continued)
600	Medifast, Inc. (a)	$17
300	Nature’s Sunshine Products, Inc. (a)	3
2,000	Nu Skin Enterprises, Inc., Class – A	60
530	Nutraceutical International Corp. (a)	8
2,074	Prestige Brands Holdings, Inc. (a)	25
434	Revlon, Inc., Class – A (a)	4
668	Schiff Nutrition International, Inc.	6
800	Synutra International, Inc. (a)	11
700	The Female Health Co.	4
200	USANA Health Sciences, Inc. (a)	9

		181

	Pharmaceuticals — 0.58%
400	Acura Pharmaceuticals, Inc. (a)	1
200	Aegerion Pharmaceuticals, Inc. (a)	3
2,300	Akorn, Inc. (a)	14
1,800	Alexza Pharmaceuticals, Inc. (a)	2
1,000	Aoxing Pharmaceutical Co., Inc. (a)	3
600	Ardea Biosciences, Inc. (a)	16
1,700	Auxilium Pharmaceuticals, Inc. (a)	36
3,800	AVANIR Pharmaceuticals, Inc., Class – A (a)	15
800	Biodel, Inc. (a)	1
700	BioMimetic Therapeutics, Inc. (a)	9
1,462	BMP Sunstone Corp. (a)	14
1,000	Cadence Pharmaceuticals, Inc. (a)	8
360	Caraco Pharmaceutical Laboratories, Inc. (a)	2
1,100	Corcept Therapeutics, Inc. (a)	4
500	Cumberland Pharmaceuticals, Inc. (a)	3
2,100	Cypress Bioscience, Inc. (a)	14
2,200	DepoMed, Inc. (a)	14
3,600	Durect Corp. (a)	12
800	Eurand NV (a)	9
469	Hi-Tech Pharmacal Co., Inc. (a)	12
2,700	Impax Laboratories, Inc. (a)	54
2,000	Inovio Pharmaceuticals, Inc. (a)	2
2,500	Inspire Pharmaceuticals, Inc. (a)	21
600	Jazz Pharmaceuticals, Inc. (a)	12
100	Lannett Co, Inc. (a)	1
700	MAP Pharmaceuticals, Inc. (a)	12
2,788	Medicis Pharmaceutical Corp., Class – A	75
3,882	Nektar Therapeutics (a)	50
1,100	NeoStem, Inc. (a)	2
700	Obagi Medical Products, Inc. (a)	8
1,400	Optimer Pharmaceuticals, Inc. (a)	16
1,500	Pain Therapeutics, Inc. (a)	10
1,563	Par Pharmaceutical Cos., Inc. (a)	60
1,100	POZEN, Inc. (a)	7
2,300	Questcor Pharmaceuticals, Inc. (a)	34
2,300	Salix Pharmaceuticals Ltd. (a)	108
2,200	Santarus, Inc. (a)	7
1,200	Somaxon Pharmaceuticals, Inc. (a)	4

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Pharmaceuticals (continued)
1,215	SuperGen, Inc. (a)	$3
2,092	The Medicines Co. (a)	30
3,521	ViroPharma, Inc. (a)	61
3,400	VIVUS, Inc. (a)	32
1,100	Xenoport, Inc. (a)	9

		810

	Photographic Products — 0.04%
11,200	Eastman Kodak Co. (a)	60

	Precious Metals & Minerals — 0.20%
4,045	Coeur d’Alene Mines Corp. (a)	111
11,577	Hecla Mining Co. (a)	130
1,800	Stillwater Mining Co. (a)	38

		279

	Property & Casualty Insurance — 0.51%
442	American Safety Insurance Holdings Ltd. (a)	9
819	Amerisafe, Inc. (a)	14
979	AmTrust Financial Services, Inc.	17
1,471	Argo Group International Holdings Ltd.	55
408	Baldwin & Lyons, Inc., Class – B	10
686	CNA Surety Corp. (a)	16
605	Donegal Group, Inc., Class – A	9
281	EMC Insurance Group, Inc.	6
1,924	Employers Holdings, Inc.	34
4,794	First American Financial Corp.	72
445	First Mercury Financial Corp.	7
388	FPIC Insurance Group, Inc. (a)	14
499	Global Indemnity PLC (a)	10
485	Hallmark Financial Services, Inc. (a)	4
591	Harleysville Group, Inc.	22
1,773	Hilltop Holdings, Inc. (a)	18
606	Infinity Property & Casualty Corp.	37
2,438	Meadowbrook Insurance Group, Inc.	25
358	National Interstate Corp.	8
1,378	ProAssurance Corp. (a)	84
835	RLI Corp.	44
606	Safety Insurance Group, Inc.	29
1,096	SeaBright Insurance Holdings, Inc.	10
2,360	Selective Insurance Group, Inc.	43
730	State Auto Financial Corp.	13
771	Stewart Information Services Corp.	9
586	The Navigators Group, Inc. (a)	29
1,648	Tower Group, Inc.	42
1,061	United Fire & Casualty Co.	24
282	Universal Insurance Holdings, Inc.	1

		715

	Publishing — 0.14%
1,000	AH Belo Corp., Class – A (a)	9
2,400	Dex One Corp. (a)	18

Shares	Security Description	Value (000)
	Publishing (continued)
1,643	Journal Communications, Inc., Class – A (a)	$8
1,900	Lee Enterprises, Inc. (a)	5
1,100	Martha Stewart Living Omnimedia, Inc., Class – A (a)	5
1,100	Media General, Inc., Class – A (a)	6
1,086	PRIMEDIA, Inc.	5
1,179	Scholastic Corp.	35
500	SuperMedia, Inc. (a)	4
1,520	The E.W. Scripps Co., Class – A (a)	15
2,500	The McClatchy Co., Class – A (a)	12
2,100	Valassis Communications, Inc. (a)	68
100	Value Line, Inc.	1

		191

	Railroads — 0.07%
1,600	Genesee & Wyoming, Inc., Class – A (a)	85
1,151	RailAmerica, Inc. (a)	15

		100

	Real Estate Development — 0.03%
411	Avatar Holdings, Inc. (a)	8
1,600	Forestar Group, Inc. (a)	31

		39

	Real Estate Operating Companies — 0.01%
700	Hudson Pacific Properties, Inc.	11
1,900	Thomas Properties Group, Inc. (a)	8

		19

	Real Estate Services — 0.01%
800	Kennedy-Wilson Holdings, Inc. (a)	8

	Regional Banks — 2.18%
769	1st Source Corp.	16
1,100	1st United Bancorp, Inc. (a)	8
241	Alliance Financial Corp.	8
286	American National Bankshares, Inc.	7
1,188	Ameris Bancorp (a)	12
401	Ames National Corp.	9
516	Arrow Financial Corp.	14
263	BancFirst Corp.	11
202	Bancorp Rhode Island, Inc.	6
280	Bank of Marin Bancorp	10
615	Bank of the Ozarks, Inc.	27
3,162	Boston Private Financial Holdings, Inc.	21
180	Bridge Bancorp, Inc.	4
323	Bryn Mawr Bank Corp.	6
370	Camden National Corp.	13
617	Capital City Bank Group, Inc.	8
1,444	Cardinal Financial Corp.	17
3,532	Cathay General Bancorp	59
1,800	Center Financial Corp. (a)	14
1,133	Centerstate Banks, Inc.	9

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
203	Century Bancorp, Inc., Class – A	$5
1,035	Chemical Financial Corp.	23
522	Citizens & Northern Corp.	8
17,409	Citizens Republic Bancorp, Inc. (a)	11
658	City Holding Co.	24
540	CNB Financial Corp.	8
1,190	CoBiz Financial, Inc.	7
1,767	Columbia Banking System, Inc.	37
1,459	Community Bank System, Inc.	40
686	Community Trust Bancorp, Inc.	20
3,803	CVB Financial Corp.	33
777	Eagle Bancorp, Inc. (a)	11
824	Enterprise Financial Services Corp.	9
5,158	F.N.B. Corp.	51
413	Financial Institutions, Inc.	8
747	First Bancorp North Carolina	11
4,082	First Bancorp Puerto Rico (a)	2
487	First Bancorp, Inc. Maine	8
2,467	First Busey Corp.	12
4,940	First Commonwealth Financial Corp.	35
735	First Community Bancshares, Inc.	11
2,453	First Financial Bancorp	45
950	First Financial Bankshares, Inc.	49
482	First Financial Corp.	17
600	First Interstate BancSystem, Inc.	9
1,295	First Merchants Corp.	11
3,483	First Midwest Bancorp, Inc.	40
479	First South Bancorp, Inc.	3
4,923	FirstMerit Corp.	97
568	German American Bancorp, Inc.	10
3,380	Glacier Bancorp, Inc.	51
367	Great Southern Bancorp, Inc.	9
600	Green Bankshares, Inc. (a)	2
1,404	Hancock Holding Co.	49
2,900	Hanmi Financial Corp. (a)	3
666	Heartland Financial USA, Inc.	12
488	Heritage Financial Corp. (a)	7
524	Home Bancorp, Inc. (a)	7
1,095	Home Bancshares, Inc.	24
660	Hudson Valley Holding Corp.	16
1,232	IBERIABANK Corp.	73
891	Independent Bank Corp.	24
2,407	International Bancshares Corp.	48
2,306	Investors Bancorp, Inc. (a)	30
1,034	Lakeland Bancorp, Inc.	11
652	Lakeland Financial Corp.	14
688	MainSource Financial Group, Inc.	7
2,268	MB Financial, Inc.	39
277	Merchants Bancshares, Inc.	8

Shares	Security Description	Value (000)
	Regional Banks (continued)
408	Metro Bancorp, Inc. (a)	$4
284	MidSouth Bancorp, Inc.	4
400	MidWestOne Financial Group, Inc.	6
1,897	Nara Bancorp, Inc. (a)	19
327	National Bankshares, Inc.	10
5,807	National Penn Bancshares, Inc.	47
1,620	NBT Bancorp, Inc.	39
977	Northfield Bancorp, Inc.	13
3,961	Old National Bancorp	47
500	OmniAmerican Bancorp, Inc. (a)	7
1,900	Oriental Financial Group, Inc.	24
361	Orrstown Financial Services, Inc.	10
935	Pacific Continental Corp.	9
1,499	PacWest Bancorp	32
528	Park National Corp.	38
412	Peapack-Gladstone Financial Corp.	5
80	Penns Woods Bancorp, Inc.	3
417	Peoples Bancorp, Inc.	6
1,523	Pinnacle Financial Partners, Inc. (a)	21
175	Porter Bancorp, Inc.	2
2,228	PrivateBancorp, Inc.	32
2,117	Prosperity Bancshares, Inc.	83
1,233	Renasant Corp.	21
516	Republic Bancorp, Inc., Class – A	12
1,224	S&T Bancorp, Inc.	28
630	S.Y. Bancorp, Inc.	15
1,132	Sandy Spring Bancorp, Inc.	21
542	SCBT Financial Corp.	18
407	Sierra Bancorp	4
1,700	Signature Bank (a)	85
782	Simmons First National Corp., Class – A	22
756	Southside Bancshares, Inc.	16
826	Southwest Bancorp, Inc. (a)	10
840	State Bancorp, Inc.	8
1,139	StellarOne Corp.	17
1,050	Sterling Bancorp	11
3,972	Sterling Bancshares, Inc.	28
461	Suffolk Bancorp	11
5,933	Susquehanna Bancshares, Inc.	57
1,877	SVB Financial Group (a)	100
500	Taylor Capital Group, Inc. (a)	7
1,547	Texas Capital Bancshares, Inc. (a)	33
702	The Bancorp, Inc. (a)	7
240	The First of Long Island Corp.	7
420	Tompkins Financial Corp.	16
206	Tower Bancorp, Inc.	5
1,057	TowneBank	17
554	TriCo Bancshares	9
2,939	Trustmark Corp.	73
1,507	UMB Financial Corp.	62
5,271	Umpqua Holdings Corp.	64

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
868	Union First Market Bankshares Corp.	$13
1,685	United Bankshares, Inc.	49
4,653	United Community Banks, Inc. (a)	9
663	Univest Corp. of Pennsylvania	13
1,100	Virginia Commerce Bancorp, Inc. (a)	7
786	Washington Banking Co.	11
714	Washington Trust Bancorp, Inc.	16
2,878	Webster Financial Corp.	57
966	WesBanco, Inc.	18
888	West Bancorp	7
4,800	West Coast Bancorp (a)	14
1,252	Westamerica Bancorp	69
2,894	Western Alliance Bancorp (a)	21
4,223	Whitney Holding Corp.	60
897	Wilshire Bancorp, Inc.	7
1,417	Wintrust Financial Corp.	47

		3,031

	Reinsurance — 0.25%
4,406	Alterra Capital Holdings Ltd.	95
328	Enstar Group Ltd. (a)	28
2,577	Flagstone Reinsurance Holdings SA	32
80	Gerova Financial Group Ltd. (a)	2
1,233	Greenlight Capital Re Ltd., Class – A (a)	33
2,126	Maiden Holdings Ltd.	17
2,955	Montpelier Re Holdings Ltd.	59
1,819	Platinum Underwriters Holdings Ltd.	82

		348

	Research and Consulting Services — 0.27%
1,400	Acacia Research Corp./Acacia Technologies LLC (a)	36
2,100	CBIZ, Inc. (a)	13
800	CoStar Group, Inc. (a)	46
580	CRA International, Inc. (a)	14
500	Exponent, Inc. (a)	19
500	Franklin Covey Co. (a)	4
1,461	Hill International, Inc. (a)	9
890	Huron Consulting Group, Inc. (a)	23
800	ICF International, Inc. (a)	21
1,300	LECG Corp. (a)	2
600	Mistras Group, Inc. (a)	8
2,400	Navigant Consulting, Inc. (a)	22
1,900	Resources Connection, Inc.	35
929	School Specialty, Inc. (a)	13
600	The Advisory Board Co. (a)	29
1,400	The Corporate Executive Board Co.	53
1,400	The Dolan Co. (a)	19
141	VSE Corp.	5

		371

Shares	Security Description	Value (000)
	Residential REITs — 0.35%
2,929	American Campus Communities, Inc.	$93
1,577	Associated Estates Realty Corp.	24
2,371	Education Realty Trust, Inc.	18
1,097	Equity Lifestyle Properties, Inc.	61
1,617	Home Properties, Inc.	90
1,383	Mid-America Apartment Communities, Inc.	88
2,231	Post Properties, Inc.	81
896	Sun Communities, Inc.	30
364	UMH Properties, Inc.	4

		489

	Restaurants — 0.52%
1,185	AFC Enterprises, Inc. (a)	16
60	Biglari Holdings, Inc. (a)	25
900	BJ’s Restaurant, Inc. (a)	32
1,352	Bob Evans Farms, Inc.	45
300	Bravo Brio Restaurant Group, Inc. (a)	6
700	Buffalo Wild Wings, Inc. (a)	31
800	California Pizza Kitchen, Inc. (a)	14
300	Caribou Coffee Co., Inc. (a)	3
500	Carrols Restaurant Group, Inc. (a)	4
800	CEC Entertainment, Inc. (a)	31
974	Cracker Barrel Old Country Store, Inc.	53
4,100	Denny’s Corp. (a)	15
755	DineEquity, Inc. (a)	37
1,797	Domino’s Pizza, Inc. (a)	29
200	Einstein Noah Restaurant Group, Inc. (a)	3
2,300	Jack in the Box, Inc. (a)	49
2,500	Jamba, Inc. (a)	6
2,400	Krispy Kreme Doughnuts, Inc. (a)	17
371	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	3
816	O’Charley’s, Inc. (a)	6
1,000	P.F. Chang’s China Bistro, Inc.	48
942	Papa John’s International, Inc. (a)	26
500	Peet’s Coffee & Tea, Inc. (a)	21
617	Red Robin Gourmet Burgers, Inc. (a)	13
2,871	Ruby Tuesday, Inc. (a)	37
1,200	Ruth’s Hospitality Group, Inc. (a)	5
2,500	Sonic Corp. (a)	25
2,350	Texas Roadhouse, Inc. (a)	40
2,500	The Cheesecake Factory, Inc. (a)	77

		717

	Retail REITs — 0.46%
1,688	Acadia Realty Trust	31
401	Agree Realty Corp.	10
87	Alexander’s, Inc.	36
6,370	CBL & Associates Properties, Inc.	111
2,698	Cedar Shopping Centers, Inc.	17
1,734	Equity One, Inc.	31

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Retail REITs (continued)
948	Getty Realty Corp.	$30
3,991	Glimcher Realty Trust	34
3,268	Inland Real Estate Corp.	29
2,333	Kite Realty Group Trust	13
3,846	National Retail Properties, Inc.	102
2,698	Pennsylvania Real Estate Investment Trust	39
1,912	Ramco-Gershenson Properties Trust	24
322	Saul Centers, Inc.	15
1,839	Tanger Factory Outlet Centers, Inc.	94
996	Urstadt Biddle Properties, Inc., Class – A	19

		635

	Security & Alarm Services — 0.12%
883	GeoEye, Inc. (a)	37
2,100	The Brink’s Co.	57
2,742	The Geo Group, Inc. (a)	68

		162

	Semiconductor Equipment — 0.52%
1,609	Advanced Energy Industries, Inc. (a)	22
4,400	Amkor Technology, Inc. (a)	32
1,584	ATMI, Inc. (a)	32
5,300	Axcelis Technologies, Inc. (a)	18
1,500	AXT, Inc. (a)	16
2,948	Brooks Automation, Inc. (a)	27
1,051	Cabot Microelectronics Corp. (a)	44
1,161	Cohu, Inc.	19
1,314	Cymer, Inc. (a)	59
6,020	Entegris, Inc. (a)	45
1,761	FEI Co. (a)	46
2,462	FormFactor, Inc. (a)	22
1,600	FSI International, Inc. (a)	7
2,600	GT Solar International, Inc. (a)	24
1,000	Integrated Silicon Solution, Inc. (a)	8
2,900	Kulicke & Soffa Industries, Inc. (a)	21
2,000	LTX-Credence Corp. (a)	15
2,100	Mattson Technology, Inc. (a)	6
2,335	MKS Instruments, Inc. (a)	57
700	Nanometrics, Inc. (a)	9
900	PDF Solutions, Inc. (a)	4
2,287	Photronics, Inc. (a)	14
700	Rubicon Technology, Inc. (a)	15
1,305	Rudolph Technologies, Inc. (a)	11
2,049	Tessera Technologies, Inc. (a)	45
900	Ultra Clean Holdings, Inc. (a)	8
1,100	Ultratech, Inc. (a)	22
1,700	Veeco Instruments, Inc. (a)	73

		721

Shares	Security Description	Value (000)
	Semiconductors — 0.88%
2,200	Advanced Analogic Technologies, Inc. (a)	$9
2,726	ANADIGICS, Inc. (a)	19
2,700	Applied Micro Circuits Corp. (a)	29
1,800	Cavium Networks, Inc. (a)	68
961	CEVA, Inc. (a)	20
2,900	Cirrus Logic, Inc. (a)	46
3,400	Conexant Systems, Inc. (a)	5
1,400	Diodes, Inc. (a)	38
892	DSP Group, Inc. (a)	7
2,700	Entropic Communications, Inc. (a)	33
1,833	Exar Corp. (a)	13
846	GSI Technology, Inc. (a)	7
1,151	Hittite Microwave Corp. (a)	70
200	Inphi Corp. (a)	4
7,000	Integrated Device Technology, Inc. (a)	47
843	IXYS Corp. (a)	10
3,200	Kopin Corp. (a)	13
4,800	Lattice Semiconductor Corp. (a)	29
300	MaxLinear, Inc., Class – A (a)	3
2,100	Micrel, Inc.	27
3,570	Microsemi Corp. (a)	82
1,300	Mindspeed Technologies, Inc. (a)	8
2,100	MIPS Technologies, Inc. (a)	32
1,300	Monolithic Power Systems, Inc. (a)	21
1,100	MoSys, Inc. (a)	6
2,600	NetLogic Microsystems, Inc. (a)	82
200	NVE Corp. (a)	12
2,354	OmniVision Technologies, Inc. (a)	70
973	Pericom Semiconductor Corp. (a)	11
1,500	PLX Technology, Inc. (a)	5
1,000	Power Integrations, Inc.	40
11,200	RF Micro Devices, Inc. (a)	82
2,600	Semtech Corp. (a)	59
1,505	Sigma Designs, Inc. (a)	21
3,452	Silicon Image, Inc. (a)	25
500	Spansion, Inc., Class – A (a)	10
963	Standard Microsystems Corp. (a)	28
400	Supertex, Inc. (a)	10
3,240	Trident Microsystems, Inc. (a)	6
6,413	TriQuint Semiconductor, Inc. (a)	75
1,000	Volterra Semiconductor Corp. (a)	23
2,529	Zoran Corp. (a)	22

		1,227

	Soft Drinks — 0.03%
200	Coca-Cola Bottling Co. Consolidated	11
3,700	Heckmann Corp. (a)	19
500	National Beverage Corp.	6
200	Primo Water Corp. (a)	3

		39

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialized Consumer Services — 0.26%
1,300	Coinstar, Inc. (a)	$73
200	CPI Corp.	5
526	Mac-Gray Corp.	8
1,200	Matthews International Corp., Class – A	42
300	Pre-Paid Legal Services, Inc. (a)	18
2,604	Regis Corp.	43
2,800	Sotheby’s	126
600	Steiner Leisure Ltd. (a)	28
3,567	Stewart Enterprises, Inc., Class – A	24

		367

	Specialized Finance — 0.17%
525	Asset Acceptance Capital Corp. (a)	3
600	ASTA Funding, Inc.	5
121	California First National Bancorp	2
687	Encore Capital Group, Inc. (a)	16
2,653	Fifth Street Finance Corp.	32
300	Life Partners Holdings, Inc.	6
1,100	MarketAxess Holdings, Inc.	23
500	Marlin Business Services Corp. (a)	6
847	Medallion Financial Corp.	7
1,387	NewStar Financial, Inc. (a)	15
2,419	PHH Corp. (a)	56
700	Portfolio Recovery Associates, Inc. (a)	53
1,046	Primus Guaranty Ltd. (a)	5
500	THL Credit, Inc.	6

		235

	Specialized REITs — 0.76%
1,717	Ashford Hospitality Trust (a)	17
500	Chatham Lodging Trust	9
600	Chesapeake Lodging Trust	11
2,120	Cogdell Spencer, Inc.	12
7,048	DiamondRock Hospitality Co. (a)	85
2,139	Entertainment Properties Trust	99
4,058	Extra Space Storage, Inc.	71
4,434	FelCor Lodging Trust, Inc. (a)	31
2,875	Healthcare Realty Trust, Inc.	61
5,244	Hersha Hospitality Trust	35
3,222	LaSalle Hotel Properties	85
1,195	LTC Properties, Inc.	33
5,030	Medical Properties Trust, Inc.	54
1,098	National Health Investors, Inc.	49
4,412	OMEGA Healthcare Investors, Inc.	99
1,600	Pebblebrook Hotel Trust	32
1,739	Potlatch Corp.	57
1,188	Sabra Health Care REIT, Inc.	22
1,297	Sovran Self Storage, Inc.	48
6,789	Strategic Hotels & Resorts, Inc. (a)	36
5,286	Sunstone Hotel Investors, Inc. (a)	55

Shares	Security Description	Value (000)
	Specialized REITs (continued)
4,044	U-Store-It Trust	$38
482	Universal Health Realty Income Trust	18

		1,057

	Specialty Chemicals — 0.57%
1,550	A. Schulman, Inc.	35
1,071	Arch Chemicals, Inc.	41
1,200	Balchem Corp.	41
3,970	Ferro Corp. (a)	58
2,087	H.B. Fuller Co.	43
200	KMG Chemicals, Inc.	3
436	Kraton Performance Polymers, Inc. (a)	14
1,400	Landec Corp. (a)	8
885	Minerals Technologies, Inc.	58
1,387	OM Group, Inc. (a)	53
1,900	Omnova Solutions, Inc. (a)	16
4,099	PolyOne Corp. (a)	51
474	Quaker Chemical Corp.	20
2,255	Rockwood Holdings, Inc. (a)	88
1,600	Senomyx, Inc. (a)	11
2,256	Sensient Technologies Corp.	83
300	Stepan Co.	23
3,330	W. R. Grace & Co. (a)	117
900	Zep, Inc.	18
1,094	Zoltek Cos., Inc. (a)	13

		794

	Specialty Stores — 0.30%
1,900	Barnes & Noble, Inc.	27
900	Big 5 Sporting Goods Corp.	14
364	Books-A-Million, Inc.	2
2,860	Borders Group, Inc. (a)	3
971	Build-A-Bear Workshop, Inc. (a)	7
1,768	Cabela’s, Inc. (a)	38
798	Conn’s, Inc. (a)	4
1,200	Hibbett Sports, Inc. (a)	44
1,097	Jo-Ann Stores, Inc. (a)	66
1,200	MarineMax, Inc. (a)	11
3,624	OfficeMax, Inc. (a)	64
4,107	Sally Beauty Holdings, Inc. (a)	60
1,250	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	42
700	Vitamin Shoppe, Inc. (a)	24
520	West Marine, Inc. (a)	6
100	Winmark Corp.	3

		415

	Steel — 0.08%
638	A.M. Castle & Co. (a)	12
609	Haynes International, Inc.	25
500	Metals USA Holdings Corp. (a)	8
450	Olympic Steel, Inc.	13
328	Universal Stainless & Alloy Products, Inc. (a)	10

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Steel (continued)
2,288	Worthington Industries, Inc.	$42

		110

	Systems Software — 0.33%
2,527	Accelrys, Inc. (a)	21
1,900	Actuate Corp. (a)	11
3,700	Ariba, Inc. (a)	87
1,800	CommVault Systems, Inc. (a)	52
800	DemandTec, Inc. (a)	9
1,700	Fortinet, Inc. (a)	55
750	NetSuite, Inc. (a)	19
600	OPNET Technologies, Inc.	16
1,700	Progress Software Corp. (a)	72
400	QLIK Technologies, Inc. (a)	10
500	RealPage, Inc. (a)	15
1,100	Sourcefire, Inc. (a)	29
2,200	TeleCommunication Systems, Inc., Class – A (a)	10
3,300	Wave Systems Corp., Class – A (a)	13
1,800	Websense, Inc. (a)	36

		455

	Technology Distributors — 0.10%
756	Agilysys, Inc. (a)	4
898	Electro Rent Corp.	15
2,050	Insight Enterprises, Inc. (a)	27
524	PC Connection, Inc. (a)	5
800	Richardson Electronics Ltd.	9
1,204	ScanSource, Inc. (a)	38
1,111	SYNNEX Corp. (a)	35

		133

	Textiles — 0.01%
400	Culp, Inc. (a)	4
749	Unifi, Inc. (a)	13

		17

	Thrifts & Mortgage Finance — 0.57%
853	Abington Bancorp, Inc.	10
4,003	Astoria Financial Corp.	56
1,915	Bank Mutual Corp.	9
1,109	BankFinancial Corp.	11
1,643	Beneficial Mutual Bancorp, Inc. (a)	14
531	Berkshire Hills Bancorp, Inc.	12
400	BofI Holding, Inc. (a)	6
2,930	Brookline Bancorp, Inc.	32
485	Clifton Savings Bancorp, Inc.	5
829	Danvers Bancorp, Inc.	15
1,074	Dime Community Bancshares	16
326	Doral Financial Corp. (a)	—
516	ESB Financial Corp.	8

Shares	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
741	ESSA Bancorp, Inc.	$10
500	Federal Agricultural Mortgage Corp., Class – C	8
606	First Financial Holdings, Inc.	7
2,386	Flagstar Bancorp, Inc. (a)	4
1,421	Flushing Financial Corp.	20
346	Fox Chase Bancorp, Inc. (a)	4
67	Heritage Financial Group, Inc.	1
865	Home Federal Bancorp, Inc.	11
174	Kaiser Federal Financial Group, Inc.	2
546	Kearny Financial Corp.	5
563	Meridian Interstate Bancorp, Inc. (a)	7
9,144	MGIC Investment Corp. (a)	93
205	NASB Financial, Inc.	3
5,006	NewAlliance Bancshares, Inc.	75
5,004	Northwest Bancshares, Inc.	59
536	OceanFirst Financial Corp.	7
3,677	Ocwen Financial Corp. (a)	35
2,481	Oritani Financial Corp.	30
2,663	Provident Financial Services, Inc.	40
1,904	Provident New York Bancorp	20
6,076	Radian Group, Inc.	49
489	Rockville Financial, Inc.	6
281	Roma Financial Corp.	3
565	Territorial Bancorp, Inc.	11
6,403	The PMI Group, Inc. (a)	21
3,833	TrustCo Bank Corp.	24
822	United Financial Bancorp, Inc.	13
760	ViewPoint Financial Group, Inc.	9
406	Waterstone Financial, Inc. (a)	1
1,157	Westfield Financial, Inc.	11
210	WSFS Financial Corp.	10

		793

	Tires & Rubber — 0.04%
2,500	Cooper Tire & Rubber Co.	59

	Tobacco — 0.08%
4,431	Alliance One International, Inc. (a)	19
4,000	Star Scientific, Inc. (a)	8
1,152	Universal Corp.	47
2,040	Vector Group Ltd.	35

		109

	Trading Companies & Distributors — 0.34%
869	Aceto Corp.	8
2,112	Aircastle Ltd.	22
1,700	Applied Industrial Technologies, Inc.	55
1,900	Beacon Roofing Supply, Inc. (a)	34
500	BlueLinx Holdings, Inc. (a)	2
300	DXP Enterprises, Inc. (a)	7
1,420	H&E Equipment Services, Inc. (a)	17
700	Houston Wire & Cable Co.	10

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Trading Companies & Distributors (continued)
1,531	Interline Brands, Inc. (a)	$35
1,201	Kaman Corp.	35
240	Lawson Products, Inc.	6
2,500	RSC Holdings, Inc. (a)	24
1,349	Rush Enterprises, Inc., Class – A (a)	28
356	SeaCube Container Leasing Ltd.	5
806	TAL International Group, Inc.	25
400	Textainer Group Holdings Ltd.	11
641	Titan Machinery, Inc. (a)	12
2,688	United Rentals, Inc. (a)	61
1,100	Watsco, Inc.	69

		466

	Trucking — 0.31%
388	AMERCO, Inc. (a)	37
1,232	Arkansas Best Corp.	34
4,300	Avis Budget Group, Inc. (a)	67
743	Celadon Group, Inc. (a)	11
1,200	Dollar Thrifty Automotive Group, Inc. (a)	57
2,100	Heartland Express, Inc.	34
2,500	Knight Transportation, Inc.	47
800	Marten Transport Ltd.	17
1,710	Old Dominion Freight Line, Inc. (a)	55
300	P.A.M. Transportation Services, Inc. (a)	3
20	Patriot Transportation Holding, Inc. (a)	2
300	Roadrunner Transportation Systems, Inc. (a)	4
675	Saia, Inc. (a)	11
324	Universal Truckload Services, Inc. (a)	5
421	USA Truck, Inc. (a)	6
2,022	Werner Enterprises, Inc.	46

		436

	Water Utilities — 0.09%
876	American States Water Co.	30
365	Artesian Resources Corp., Class – A	7
500	Cadiz, Inc. (a)	6
935	California Water Service Group	35
285	Connecticut Water Service, Inc.	8
566	Consolidated Water Co. Ltd.	5
687	Middlesex Water Co.	13
524	SJW Corp.	14
404	The York Water Co.	7

		125

	Wireless Telecommunication Services — 0.10%
2,400	FiberTower Corp. (a)	11
4,100	ICO Global Communications (Holdings) Ltd. (a)	6
900	Shenandoah Telecommunications Co.	17
2,900	Syniverse Holdings, Inc. (a)	89

Shares or Principal Amount (000)	Security Description	Value (000)
	Wireless Telecommunication Services (continued)
100	TESSCO Technologies, Inc.	$2
1,022	USA Mobility, Inc.	18

		143

	Total SSgA Funds Management, Inc.	51,255

	Total Common Stocks	137,401

	Preferred Stocks — 0.04%
	Pzena Investment Management, LLC — 0.04%
	Home Furnishings — 0.04%
606	Sealy Corp.	53

	Total Preferred Stocks	53

	Corporate Bonds — 0.00%
	SSgA Funds Management, Inc. — 0.00%
	Asset Management & Custody Banks — 0.00%
$1	GAMCO Investors, Inc., 0.00%, 12/31/15 (b)	1

	Total Corporate Bonds	1

	U.S. Treasury Obligations — 0.01%
	SSgA Funds Management, Inc. — 0.01%
10	U.S. Treasury Bills, 0.12%, 2/10/11 (c)(d)	10

	Total U.S. Treasury Obligations	10

	Time Deposits — 0.85%
	Frontier Capital Management Company, LLC — 0.58%
802	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	802

	IronBridge Capital Management LP — 0.27%
381	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	381

	Pzena Investment Management, LLC — 0.00%
2	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	2

	Total Time Deposits	1,185

	Mutual Funds — 0.01%
	SSgA Funds Management, Inc. — 0.01%
200	Alliance Money Market Fund Prime Portfolio, 0.16% (e)	—
413	Kayne Anderson Energy Development Fund	8

	Total Mutual Funds	8

	Total Investments (cost $112,630) — 99.80%	138,658

	Other assets in excess of liabilities — 0.20%	274

	Net Assets — 100.00%	$138,932

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(d)	Rate disclosed represents effective yield at purchase.

(e)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
2	Russell 2000 Mini Future	$157	Mar-11	$1

	Net Unrealized Appreciation/(Depreciation)			$1

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.77%
	Frontier Capital Management Company, LLC — 19.82%
	Aerospace & Defense — 0.45%
5,716	Goodrich Corp.	$503
16,387	Orbital Sciences Corp. (a)	281
30,403	TASER International, Inc. (a)	143

		927

	Air Freight & Logistics — 0.18%
10,448	Hub Group, Inc., Class – A (a)	367

	Airlines — 0.32%
2,900	Alaska Air Group, Inc. (a)	165
12,300	AMR Corp. (a)	96
27,400	JetBlue Airways Corp. (a)	181
9,000	United Continental Holdings, Inc. (a)	214

		656

	Alternative Carriers — 0.14%
42,628	Premiere Global Services, Inc. (a)	290

	Apparel Retail — 0.23%
39,635	Chico’s FAS, Inc.	477

	Application Software — 0.66%
23,352	Amdocs Ltd. (a)	641
6,710	Manhattan Associates, Inc. (a)	205
7,000	Motricity, Inc. (a)	130
16,000	Sonic Solutions (a)	240
17,045	TiVo, Inc. (a)	147

		1,363

	Asset Management & Custody Banks — 0.18%
10,593	Waddell & Reed Financial, Inc., Class – A	374

	Auto Parts & Equipment — 0.43%
5,404	Autoliv, Inc.	426
6,052	Gentex Corp.	179
4,775	WABCO Holdings, Inc. (a)	291

		896

	Biotechnology — 0.17%
8,843	BioMarin Pharmaceutical, Inc. (a)	238
26,727	Nanosphere, Inc. (a)	117

		355

	Coal & Consumable Fuels — 0.26%
6,548	CONSOL Energy, Inc.	319
4,053	Massey Energy Co.	218

		537

	Commodity Chemicals — 0.05%
12,700	Zagg, Inc. (a)	97

	Communications Equipment — 0.31%
5,194	ADTRAN, Inc.	188
8,050	Anaren, Inc. (a)	168

Shares	Security Description	Value (000)
	Communications Equipment (continued)
16,956	Arris Group, Inc. (a)	$190
5,083	Ciena Corp. (a)	107

		653

	Computer Hardware — 0.27%
18,788	Avid Technology, Inc. (a)	328
7,300	Diebold, Inc.	234

		562

	Computer Storage & Peripherals — 0.19%
11,896	Western Digital Corp. (a)	403

	Construction & Engineering — 0.77%
14,888	Chicago Bridge & Iron Co. NV (a)	490
5,755	Fluor Corp.	381
8,406	Foster Wheeler AG (a)	290
3,820	Jacobs Engineering Group, Inc. (a)	175
2,000	MYR Group, Inc. (a)	42
11,035	Quanta Services, Inc. (a)	220

		1,598

	Construction & Farm Machinery & Heavy Trucks — 0.15%
5,311	Navistar International Corp. (a)	308

	Consumer Electronics — 0.21%
9,534	Harman International Industries, Inc. (a)	441

	Data Processing & Outsourced Services — 0.14%
2,000	Alliance Data Systems Corp. (a)	142
3,133	Global Payments, Inc.	145

		287

	Distributors — 0.05%
4,436	LKQ Corp. (a)	101

	Diversified Chemicals — 0.38%
13,145	Cabot Corp.	495
3,703	FMC Corp.	296

		791

	Diversified Metals & Mining — 0.16%
5,071	Brush Engineered Materials, Inc. (a)	196
5,129	RTI International Metals, Inc. (a)	138

		334

	Diversified Support Services — 0.06%
5,110	Ritchie Bros. Auctioneers, Inc.	118

	Electrical Components & Equipment — 0.59%
5,076	A.O. Smith Corp.	193
17,477	Belden, Inc.	644
1,987	Franklin Electric Co., Inc.	77
3,696	Hubbell, Inc., Class – B	222
1,941	Thomas & Betts Corp. (a)	94

		1,230

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Electronic Components — 0.62%
9,159	DTS, Inc. (a)	$449
21,962	Rogers Corp. (a)	840

		1,289

	Electronic Equipment & Instruments — 0.26%
7,757	Cognex Corp.	228
3,596	Itron, Inc. (a)	200
3,000	OSI Systems, Inc. (a)	109

		537

	Electronic Manufacturing Services — 0.30%
45,895	Flextronics International Ltd. (a)	360
12,675	Jabil Circuit, Inc.	255

		615

	Environmental & Facilities Services — 0.33%
4,926	Clean Harbors, Inc. (a)	414
9,112	Republic Services, Inc., Class – A	272

		686

	General Merchandise Stores — 0.19%
7,031	Dollar Tree, Inc. (a)	394

	Health Care Equipment — 1.00%
3,800	Beckman Coulter, Inc.	286
3,800	CONMED Corp. (a)	101
55,761	DexCom, Inc. (a)	761
38,313	Insulet Corp. (a)	594
10,200	MAKO Surgical Corp. (a)	155
17,784	Syneron Medical Ltd. (a)	181

		2,078

	Health Care Facilities — 0.08%
6,700	VCA Antech, Inc. (a)	156

	Health Care Services — 0.32%
7,027	Catalyst Health Solutions, Inc. (a)	326
4,960	Mednax, Inc. (a)	334

		660

	Health Care Supplies — 0.47%
17,167	The Cooper Cos., Inc.	967

	Industrial Conglomerates — 0.07%
3,575	Carlisle Cos., Inc.	142

	Industrial Machinery — 0.53%
14,802	Albany International Corp., Class – A	351
5,088	Kadant, Inc. (a)	120
6,612	Kaydon Corp.	269
5,425	Pall Corp.	269
2,332	Pentair, Inc.	85

		1,094

Shares	Security Description	Value (000)
	Insurance Brokers — 0.16%
9,589	Willis Group Holdings PLC	$332

	Integrated Oil & Gas — 0.17%
4,837	Interoil Corp. (a)	349

	Internet Software & Services — 0.78%
27,034	Cogent Communications Group, Inc. (a)	382
5,080	comScore, Inc. (a)	113
7,700	Constant Contact, Inc. (a)	239
2,000	Equinix, Inc. (a)	163
13,900	Monster Worldwide, Inc. (a)	328
14,200	QuinStreet, Inc. (a)	273
3,500	VeriSign, Inc.	114

		1,612

	Investment Banking & Brokerage — 0.19%
17,981	GFI Group, Inc.	84
9,438	Raymond James Financial, Inc.	309

		393

	Life Sciences Tools & Services — 0.42%
2,100	Complete Genomics, Inc. (a)	16
6,952	Illumina, Inc. (a)	440
5,943	Pharmaceutical Product Development, Inc.	161
13,243	QIAGEN NV (a)	259

		876

	Marine — 0.06%
2,823	Kirby Corp. (a)	124

	Metal & Glass Containers — 0.57%
35,441	Crown Holdings, Inc. (a)	1,183

	Mortgage REITs — 0.34%
26,848	Annaly Capital Management, Inc.	481
54,850	Chimera Investment Corp.	226

		707

	Oil & Gas Drilling — 0.12%
7,030	Noble Corp.	251

	Oil & Gas Equipment & Services — 0.45%
3,402	Core Laboratories NV	303
6,991	Dril-Quip, Inc. (a)	543
8,500	Willbros Group, Inc. (a)	84

		930

	Oil & Gas Exploration & Production — 0.37%
6,593	Cabot Oil & Gas Corp.	250
5,404	Continental Resources, Inc. (a)	318
10,800	Denbury Resources, Inc. (a)	206

		774

	Oil & Gas Refining & Marketing — 0.35%
19,919	Rex Energy Corp. (a)	272
12,633	World Fuel Services Corp.	457

		729

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Packaged Foods & Meats — 0.07%
7,141	Smithfield Foods, Inc. (a)	$147

	Paper Packaging — 0.10%
7,897	Packaging Corp. of America	204

	Paper Products — 0.08%
8,369	Neenah Paper, Inc.	165

	Pharmaceuticals — 0.08%
2,751	Perrigo Co.	174

	Precious Metals & Minerals — 0.09%
17,019	Hecla Mining Co. (a)	192

	Property & Casualty Insurance — 0.18%
13,451	W.R. Berkley Corp.	368

	Railroads — 0.14%
5,888	Kansas City Southern Industries, Inc. (a)	282

	Regional Banks — 0.32%
92,264	CapitalSource, Inc.	655

	Reinsurance — 0.15%
3,714	Everest Re Group Ltd.	315

	Restaurants — 0.06%
4,216	The Cheesecake Factory, Inc. (a)	129

	Semiconductor Equipment — 0.57%
11,494	ATMI, Inc. (a)	229
6,353	Cabot Microelectronics Corp. (a)	263
8,936	Cymer, Inc. (a)	403
8,600	MEMC Electronic Materials, Inc. (a)	97
4,400	Veeco Instruments, Inc. (a)	189

		1,181

	Semiconductors — 1.93%
9,344	Altera Corp.	332
10,296	Fairchild Semiconductor International, Inc. (a)	161
33,949	Integrated Device Technology, Inc. (a)	226
14,628	International Rectifier Corp. (a)	434
14,452	Maxim Integrated Products, Inc.	341
11,966	Microsemi Corp. (a)	274
17,730	Monolithic Power Systems, Inc. (a)	293
11,165	National Semiconductor Corp.	154
5,100	ON Semiconductor Corp. (a)	50
23,816	PMC-Sierra, Inc. (a)	205
1,400	Power Integrations, Inc.	56
4,753	Silicon Laboratories, Inc. (a)	219
43,966	Skyworks Solutions, Inc. (a)	1,259

		4,004

	Specialized Consumer Services — 0.21%
9,851	Sotheby’s	443

Shares	Security Description	Value (000)
	Specialized Finance — 0.06%
5,000	Moody’s Corp.	$133

	Specialty Chemicals — 0.24%
8,802	Albemarle Corp.	491

	Systems Software — 0.16%
2,200	Ariba, Inc. (a)	52
4,584	Rovi Corp. (a)	284

		336

	Trading Companies & Distributors — 0.18%
6,012	Watsco, Inc.	379

	Trucking — 0.13%
6,367	Landstar System, Inc.	261

	Wireless Telecommunication Services — 0.57%
24,296	MetroPCS Communications, Inc. (a)	307
11,127	NII Holdings, Inc., Class – B (a)	497
6,600	SBA Communications Corp., Class – A (a)	270
3,200	Syniverse Holdings, Inc. (a)	99

		1,173

	Total Frontier Capital Management Company, LLC	41,075

	IronBridge Capital Management LP — 22.79%
	Aerospace & Defense — 1.00%
9,538	Esterline Technologies Corp. (a)	654
11,997	Moog, Inc., Class – A (a)	477
22,695	Orbital Sciences Corp. (a)	389
6,082	Triumph Group, Inc.	544

		2,064

	Agricultural Products — 0.24%
10,679	Corn Products International, Inc.	491

	Apparel Retail — 0.37%
12,617	The Buckle, Inc.	476
5,299	Under Armour, Inc., Class – A (a)	291

		767

	Application Software — 0.62%
9,764	Informatica Corp. (a)	430
12,683	Jack Henry & Associates, Inc.	370
21,700	Parametric Technology Corp. (a)	489

		1,289

	Asset Management & Custody Banks — 0.16%
9,588	Waddell & Reed Financial, Inc., Class – A	338

	Auto Parts & Equipment — 0.12%
16,107	Modine Manufacturing Co. (a)	250

	Biotechnology — 0.13%
12,286	Cepheid, Inc. (a)	280

	Building Products — 0.28%
10,736	Apogee Enterprises, Inc.	145
11,467	Universal Forest Products, Inc.	446

		591

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Casinos & Gaming — 0.22%
9,869	WMS Industries, Inc. (a)	$446

	Commodity Chemicals — 0.33%
12,928	Methanex Corp.	393
2,289	NewMarket Corp.	282

		675

	Communications Equipment — 0.36%
12,446	Polycom, Inc. (a)	485
7,260	Riverbed Technology, Inc. (a)	255

		740

	Computer Storage & Peripherals — 0.25%
17,528	Synaptics, Inc. (a)	515

	Construction & Engineering — 0.39%
12,369	Insituform Technologies, Inc., Class – A (a)	328
33,605	MasTec, Inc. (a)	490

		818

	Construction & Farm Machinery & Heavy Trucks — 0.25%
9,212	Astec Industries, Inc. (a)	299
11,356	Westport Innovations, Inc. (a)	210

		509

	Diversified Chemicals — 0.47%
10,627	Cabot Corp.	400
7,267	FMC Corp.	581

		981

	Education Services — 0.27%
7,938	K12, Inc. (a)	227
2,147	Strayer Education, Inc.	327

		554

	Electric Utilities — 0.12%
4,102	ITC Holdings Corp.	254

	Electrical Components & Equipment — 0.76%
9,232	A.O. Smith Corp.	351
6,316	American Superconductor Corp. (a)	181
13,387	GrafTech International Ltd. (a)	266
16,056	Thomas & Betts Corp. (a)	775

		1,573

	Electronic Components — 0.11%
4,886	Littelfuse, Inc.	230

	Electronic Equipment & Instruments — 0.52%
3,749	Itron, Inc. (a)	208
13,758	National Instruments Corp.	518
9,752	Rofin-Sinar Technologies, Inc. (a)	345

		1,071

Shares	Security Description	Value (000)
	Electronic Manufacturing Services — 0.38%
48,260	Celestica, Inc. (a)	$468
7,797	Trimble Navigation Ltd. (a)	311

		779

	Environmental & Facilities Services — 0.17%
13,828	Tetra Tech, Inc. (a)	347

	Footwear — 0.59%
11,690	Deckers Outdoor Corp. (a)	932
9,320	Wolverine World Wide, Inc.	297

		1,229

	Gas Utilities — 0.31%
20,065	UGI Corp.	634

	General Merchandise Stores — 0.36%
7,950	Big Lots, Inc. (a)	242
36,012	Fred’s, Inc., Class – A	496

		738

	Health Care Distributors — 0.58%
5,870	MWI Veterinary Supply, Inc. (a)	371
28,506	Owens & Minor, Inc.	839

		1,210

	Health Care Equipment — 0.57%
4,640	Gen-Probe, Inc. (a)	271
3,840	IDEXX Laboratories, Inc. (a)	266
6,160	Sirona Dental Systems, Inc. (a)	257
10,197	Zoll Medical Corp. (a)	380

		1,174

	Health Care Facilities — 0.29%
16,259	LifePoint Hospitals, Inc. (a)	598

	Health Care Technology — 0.12%
2,608	Cerner Corp. (a)	247

	Homebuilding — 0.20%
30,033	KB Home	405

	Household Appliances — 0.14%
5,154	Snap-on, Inc.	292

	Housewares & Specialties — 0.23%
10,156	Tupperware Brands Corp.	484

	Hypermarkets & Super Centers — 0.24%
10,600	BJ’s Wholesale Club, Inc. (a)	508

	Industrial Machinery — 0.51%
6,823	IDEX Corp.	267
6,997	Kennametal, Inc.	276
4,116	Lincoln Electric Holdings, Inc.	268
2,680	Valmont Industries, Inc.	238

		1,049

	Investment Banking & Brokerage — 0.65%
17,684	Jefferies Group, Inc.	471
21,987	Knight Capital Group, Inc., Class – A (a)	303

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Investment Banking & Brokerage (continued)
9,137	Stifel Financial Corp. (a)	$567

		1,341

	IT Consulting & Other Services — 0.11%
4,800	Syntel, Inc.	229

	Leisure Products — 0.18%
15,552	Callaway Golf Co.	125
46,037	Leapfrog Enterprises, Inc. (a)	256

		381

	Life Sciences Tools & Services — 0.38%
31,616	Bruker Corp. (a)	525
13,908	Luminex Corp. (a)	254

		779

	Marine — 0.33%
16,945	Alexander & Baldwin, Inc.	678

	Metal & Glass Containers — 0.34%
14,962	AptarGroup, Inc.	712

	Mortgage REITs — 0.22%
30,131	Redwood Trust, Inc.	450

	Multi-line Insurance — 0.23%
14,759	American Financial Group, Inc.	477

	Multi-Sector Holdings — 0.09%
5,950	PICO Holdings, Inc. (a)	189

	Multi-Utilities — 0.20%
13,952	Black Hills Corp.	419

	Office REITs — 0.43%
6,355	Alexandria Real Estate Equities, Inc.	465
12,013	Corporate Office Properties	420

		885

	Oil & Gas Drilling — 0.40%
9,798	Atwood Oceanics, Inc. (a)	366
10,194	Unit Corp. (a)	474

		840

	Oil & Gas Equipment & Services — 0.28%
13,040	Superior Energy Services, Inc. (a)	457
8,014	Tesco Corp. (a)	127

		584

	Oil & Gas Exploration & Production — 0.42%
6,239	Bill Barrett Corp. (a)	257
15,866	Swift Energy Co. (a)	621

		878

	Oil & Gas Refining & Marketing — 0.15%
8,710	World Fuel Services Corp.	315

Shares	Security Description	Value (000)
	Oil & Gas Storage & Transportation — 0.21%
18,164	Southern Union Co.	$437

	Pharmaceuticals — 0.11%
18,348	Nektar Therapeutics (a)	236

	Property & Casualty Insurance — 0.76%
2,830	Alleghany Corp. (a)	867
12,681	Argo Group International Holdings Ltd.	475
19,571	Stewart Information Services Corp.	226

		1,568

	Regional Banks — 1.32%
16,563	Columbia Banking System, Inc.	349
13,154	Cullen/Frost Bankers, Inc.	804
21,190	First Midwest Bancorp, Inc.	244
8,916	IBERIABANK Corp.	527
54,787	National Penn Bancshares, Inc.	440
25,484	TCF Financial Corp.	377

		2,741

	Residential REITs — 0.41%
13,270	Mid-America Apartment Communities, Inc.	843

	Restaurants — 0.06%
318	Biglari Holdings, Inc. (a)	130

	Semiconductors — 1.44%
27,331	Cypress Semiconductor Corp. (a)	508
2,001	Hittite Microwave Corp. (a)	122
8,161	International Rectifier Corp. (a)	242
16,240	MIPS Technologies, Inc. (a)	246
7,610	OmniVision Technologies, Inc. (a)	225
18,332	Semtech Corp. (a)	415
26,876	Skyworks Solutions, Inc. (a)	770
15,880	Standard Microsystems Corp. (a)	458

		2,986

	Specialized Consumer Services — 0.20%
7,238	Coinstar, Inc. (a)	409

	Specialized Finance — 0.16%
27,973	Fifth Street Finance Corp.	340

	Specialized REITs — 0.16%
9,961	Potlatch Corp.	324

	Specialty Chemicals — 0.26%
7,626	Arch Chemicals, Inc.	289
3,841	Minerals Technologies, Inc.	251

		540

	Specialty Stores — 0.40%
17,156	Tractor Supply Co.	832

	Steel — 0.19%
9,648	Carpenter Technology Corp.	388

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Systems Software — 0.27%
13,367	Progress Software Corp. (a)	$566

	Technology Distributors — 0.30%
11,806	ScanSource, Inc. (a)	376
7,976	SYNNEX Corp. (a)	249

		625

	Thrifts & Mortgage Finance — 0.17%
23,293	Provident Financial Services, Inc.	352

	Trading Companies & Distributors — 0.30%
10,998	Applied Industrial Technologies, Inc.	357
7,622	GATX Corp.	269

		626

	Total IronBridge Capital Management LP	47,230

	Pzena Investment Management, LLC — 18.55%
	Advertising — 0.72%
116,857	Harte-Hanks, Inc.	1,492

	Aerospace & Defense — 0.48%
29,825	Curtiss-Wright Corp.	990

	Apparel, Accessories & Luxury Goods — 0.66%
69,650	The Jones Group, Inc.	1,083
5,125	UniFirst Corp.	282

		1,365

	Building Products — 0.49%
53,700	Griffon Corp. (a)	684
23,800	NCI Building Systems, Inc. (a)	333

		1,017

	Communications Equipment — 0.37%
20,475	Plantronics, Inc.	762

	Computer & Electronics Retail — 0.35%
22,400	Rent-A-Center, Inc.	723

	Construction & Engineering — 0.08%
18,400	Pike Electric Corp. (a)	158

	Data Processing & Outsourced Services — 0.23%
31,350	Heartland Payment Systems, Inc.	483

	Diversified Support Services — 0.51%
41,800	Viad Corp.	1,065

	Electric Utilities — 0.38%
36,600	Portland General Electric Co.	794

	Electrical Components & Equipment — 0.59%
37,700	Brady Corp., Class – A	1,229

	Electronic Equipment & Instruments — 0.54%
30,000	MTS Systems Corp.	1,124

Shares	Security Description	Value (000)
	Health Care Equipment — 0.39%
30,375	CONMED Corp. (a)	$803

	Health Care Services — 0.37%
11,425	MEDNAX, Inc. (a)	769

	Health Care Supplies — 0.46%
47,650	Immucor, Inc. (a)	945

	Home Furnishings — 0.49%
345,925	Sealy Corp. (a)	1,010

	Industrial Machinery — 1.38%
46,750	Blount International, Inc. (a)	737
26,075	CIRCOR International, Inc.	1,102
22,200	Graco, Inc.	876
34,475	Mueller Water Products, Inc., Class – A	144

		2,859

	Insurance Brokers — 0.42%
29,925	Arthur J. Gallagher & Co.	870

	Life & Health Insurance — 1.63%
92,857	American Equity Investment Life Holding Co.	1,165
85,600	CNO Financial Group, Inc. (a)	581
35,100	Delphi Financial Group, Inc., Class – A	1,012
25,825	Primerica, Inc.	626

		3,384

	Multi-Utilities — 0.44%
70,400	PNM Resources, Inc.	917

	Office Services & Supplies — 0.22%
59,463	American Reprographics Co. (a)	451

	Property & Casualty Insurance — 1.16%
30,152	Argo Group International Holdings Ltd.	1,129
52,125	First American Financial Corp.	779
24,436	Global Indemnity PLC (a)	500

		2,408

	Publishing — 0.39%
24,700	Valassis Communications, Inc. (a)	799

	Real Estate Operating Companies — 0.68%
51,850	MI Developments, Inc., Class – A	1,405

	Regional Banks — 1.69%
15,461	Chemical Financial Corp.	342
103,827	Nara Bancorp, Inc. (a)	1,020
124,000	National Penn Bancshares, Inc.	996
58,550	Webster Financial Corp.	1,153

		3,511

	Semiconductors — 0.80%
28,000	Diodes, Inc. (a)	756
102,891	Zoran Corp. (a)	905

		1,661

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pzena Investment Management, LLC (continued)
	Specialized Finance — 0.50%
45,100	PHH Corp. (a)	$1,044

	Specialized REITs — 0.57%
98,500	DiamondRock Hospitality Co. (a)	1,182

	Technology Distributors — 0.64%
41,215	Insight Enterprises, Inc. (a)	543
17,700	Tech Data Corp. (a)	779

		1,322

	Thrifts & Mortgage Finance — 0.30%
12,975	WSFS Financial Corp.	616

	Trucking — 0.62%
35,050	Con-way, Inc.	1,282

	Total Pzena Investment Management, LLC	38,440

	SSgA Funds Management, Inc. — 37.61%
	Advertising — 0.09%
1,700	Arbitron, Inc.	70
2,500	Harte-Hanks, Inc.	32
3,400	National CineMedia, Inc.	68
300	ReachLocal, Inc. (a)	6

		176

	Aerospace & Defense — 0.69%
2,698	AAR Corp. (a)	74
1,100	Aerovironment, Inc. (a)	30
600	American Science & Engineering, Inc.	51
5,500	Applied Energetics, Inc. (a)	5
900	Applied Signal Technology, Inc.	34
732	Astronics Corp. (a)	15
1,713	Ceradyne, Inc. (a)	54
1,000	Cubic Corp.	47
3,242	Curtiss-Wright Corp.	108
1,700	DigitalGlobe, Inc. (a)	54
754	Ducommun, Inc.	16
2,083	Esterline Technologies Corp. (a)	143
3,800	GenCorp, Inc. (a)	20
100	Global Defense Technology & Systems, Inc. (a)	2
1,900	HEICO Corp.	97
926	Herley Industries, Inc. (a)	16
6,300	Hexcel Corp. (a)	114
1,100	Kratos Defense & Security Solutions, Inc. (a)	14
1,090	Ladish Co., Inc. (a)	53
645	LMI Aerospace, Inc. (a)	10
3,125	Moog, Inc., Class – A (a)	124
300	National Presto Industries, Inc.	39
3,900	Orbital Sciences Corp. (a)	67
4,200	TASER International, Inc. (a)	20

Shares	Security Description	Value (000)
	Aerospace & Defense (continued)
2,357	Teledyne Technologies, Inc. (a)	$104
500	The Keyw Holding Corp. (a)	7
1,142	Triumph Group, Inc.	102

		1,420

	Agricultural Products — 0.08%
113	Alico, Inc.	3
5,400	Darling International, Inc. (a)	72
2,617	Fresh Del Monte Produce, Inc.	65
211	Griffin Land & Nurseries, Inc.	7
500	Limoneira Co.	14

		161

	Air Freight & Logistics — 0.15%
3,721	Air Transport Services Group, Inc. (a)	29
1,748	Atlas Air Worldwide Holdings, Inc. (a)	98
710	Dynamex, Inc. (a)	18
1,800	Forward Air Corp.	51
2,400	Hub Group, Inc., Class – A (a)	84
2,400	Pacer International, Inc. (a)	16
500	Park-Ohio Holdings Corp. (a)	11

		307

	Airlines — 0.29%
9,000	AirTran Holdings, Inc. (a)	67
2,369	Alaska Air Group, Inc. (a)	134
1,000	Allegiant Travel Co.	49
3,600	Hawaiian Holdings, Inc. (a)	28
16,449	JetBlue Airways Corp. (a)	109
1,300	Pinnacle Airlines Corp. (a)	10
3,390	Republic Airways Holdings, Inc. (a)	25
3,944	SkyWest, Inc.	62
10,903	US Airways Group, Inc. (a)	109

		593

	Alternative Carriers — 0.10%
1,400	AboveNet, Inc.	82
1,991	Global Crossing Ltd. (a)	26
4,800	Globalstar, Inc. (a)	7
2,300	Iridium Communications, Inc. (a)	19
8,500	PAETEC Holding Corp. (a)	32
4,160	Premiere Global Services, Inc. (a)	28
7,200	Vonage Holdings Corp. (a)	16

		210

	Aluminum — 0.07%
4,534	Century Aluminum Co. (a)	70
1,067	Kaiser Aluminum Corp.	54
800	Noranda Aluminum Holding Corp. (a)	12

		136

	Apparel Retail — 0.66%
3,800	AnnTaylor Stores Corp. (a)	104
1,800	bebe stores, Inc.	11

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Apparel Retail (continued)
300	Body Central Corp. (a)	$4
2,874	Brown Shoe Co., Inc.	40
2,500	Casual Male Retail Group, Inc. (a)	12
7,252	Charming Shoppes, Inc. (a)	26
2,440	Christopher & Banks Corp.	15
1,000	Citi Trends, Inc. (a)	25
4,100	Coldwater Creek, Inc. (a)	13
4,096	Collective Brands, Inc. (a)	86
300	Destination Maternity Corp. (a)	11
900	DSW, Inc., Class – A (a)	35
1,000	Express, Inc.	19
1,601	Genesco, Inc. (a)	60
3,040	Hot Topic, Inc.	19
1,700	Jos. A. Bank Clothiers, Inc. (a)	69
1,498	New York & Co., Inc. (a)	7
4,815	Pacific Sunwear of California, Inc. (a)	26
900	Rue21, Inc. (a)	26
713	Shoe Carnival, Inc. (a)	19
2,579	Stage Stores, Inc.	45
1,933	Stein Mart, Inc.	18
1,746	The Buckle, Inc.	66
1,800	The Cato Corp., Class – A	49
1,700	The Children’s Place Retail Stores, Inc. (a)	84
3,880	The Dress Barn, Inc. (a)	102
3,484	The Finish Line, Inc., Class – A	60
3,665	The Men’s Wearhouse, Inc.	92
4,501	The Talbots, Inc. (a)	38
2,200	Under Armour, Inc., Class – A (a)	121
6,900	Wet Seal, Inc., Class – A (a)	26
1,300	Zumiez, Inc. (a)	35

		1,363

	Apparel, Accessories & Luxury Goods — 0.38%
2,000	American Apparel, Inc. (a)	3
3,800	Carter’s, Inc. (a)	112
500	Cherokee, Inc.	9
786	Columbia Sportswear Co.	47
400	Delta Apparel, Inc. (a)	5
1,000	G-III Apparel Group Ltd. (a)	35
3,000	Joe’s Jeans, Inc. (a)	5
369	Kenneth Cole Productions, Inc., Class – A (a)	5
6,000	Liz Claiborne, Inc. (a)	43
1,500	Maidenform Brands, Inc. (a)	36
1,154	Movado Group, Inc. (a)	19
800	Oxford Industries, Inc.	20
602	Perry Ellis International, Inc. (a)	17
8,862	Quiksilver, Inc. (a)	45
5,870	The Jones Group, Inc.	91
2,850	The Warnaco Group, Inc. (a)	157

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury Goods (continued)
1,600	True Religion Apparel, Inc. (a)	$36
993	UniFirst Corp.	55
900	Vera Bradley, Inc. (a)	30
1,300	Volcom, Inc.	24

		794

	Application Software — 1.23%
2,200	ACI Worldwide, Inc. (a)	59
1,000	Advent Software, Inc. (a)	58
1,500	American Software, Inc., Class – A	10
4,000	Aspen Technology, Inc. (a)	51
2,900	Blackbaud, Inc.	75
2,200	Blackboard, Inc. (a)	91
2,000	Bottomline Technologies, Inc. (a)	43
600	BroadSoft, Inc. (a)	14
2,600	Concur Technologies, Inc. (a)	135
500	Convio, Inc. (a)	4
1,366	Deltek, Inc. (a)	10
400	Digimarc Corp. (a)	12
1,700	Ebix, Inc. (a)	40
3,249	Epicor Software Corp. (a)	33
2,100	EPIQ Systems, Inc.	29
278	ePlus, Inc. (a)	7
2,881	Fair Isaac Corp.	67
900	Guidance Software, Inc. (a)	6
800	Interactive Intelligence, Inc. (a)	21
5,400	Jack Henry & Associates, Inc.	157
2,958	JDA Software Group, Inc. (a)	83
1,500	Kenexa Corp. (a)	33
9,000	Lawson Software, Inc. (a)	83
4,000	Magma Design Automation, Inc. (a)	20
1,400	Manhattan Associates, Inc. (a)	43
6,960	Mentor Graphics Corp. (a)	84
500	MicroStrategy, Inc., Class – A (a)	43
1,500	Monotype Imaging Holdings, Inc. (a)	17
300	Motricity, Inc. (a)	6
2,000	NetScout Systems, Inc. (a)	46
7,381	Parametric Technology Corp. (a)	166
1,000	Pegasystems, Inc.	37
1,300	PROS Holdings, Inc. (a)	15
360	QAD, Inc., Class – A (a)	3
3,881	Quest Software, Inc. (a)	108
2,100	Radiant Systems, Inc. (a)	41
900	RealD, Inc. (a)	23
2,000	Smith Micro Software, Inc. (a)	32
2,100	SolarWinds, Inc. (a)	40
2,877	Sonic Solutions (a)	43
800	SS&C Technologies Holdings, Inc. (a)	16
4,037	SuccessFactors, Inc. (a)	117
1,500	Synchronoss Technologies, Inc. (a)	40
2,550	Taleo Corp., Class – A (a)	71
600	TeleNav, Inc. (a)	4

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Application Software (continued)
1,600	The Ultimate Software Group, Inc. (a)	$78
10,600	TIBCO Software, Inc. (a)	209
7,400	TiVo, Inc. (a)	64
1,800	Tyler Technologies, Inc. (a)	37
2,300	VirnetX Holding Corp.	34

		2,558

	Asset Management & Custody Banks — 0.44%
23,505	American Capital Ltd. (a)	178
13,120	Apollo Investment Corp.	145
500	Arlington Asset Investment Corp., Class – A	12
1,737	Artio Global Investors, Inc.	26
5,100	BlackRock Kelso Capital Corp.	56
1,236	Calamos Asset Management, Inc., Class – A	17
212	Capital Southwest Corp.	22
1,103	Cohen & Steers, Inc.	29
100	Diamond Hill Investment Group, Inc.	7
932	Epoch Holding Corp.	14
800	Financial Engines, Inc. (a)	16
512	GAMCO Investors, Inc., Class – A	25
1,433	Gladstone Capital Corp.	17
1,573	Gladstone Investment Corp.	12
510	Golub Capital BDC LLC	9
1,983	Harris & Harris Group, Inc. (a)	9
2,584	Hercules Technology Growth Capital, Inc.	27
1,056	Main Street Capital Corp.	19
5,261	MCG Capital Corp.	37
1,462	MVC Capital, Inc.	21
1,566	NGP Capital Resources Co.	14
2,458	PennantPark Investment Corp.	30
1,457	Penson Worldwide, Inc. (a)	7
5,911	Prospect Capital Corp.	64
400	Pzena Investment Management, Inc., Class – A	3
1,277	Safeguard Scientifics, Inc. (a)	22
323	Solar Capital Ltd.	8
2,077	TICC Capital Corp.	23
1,024	Triangle Capital Corp.	19
322	Virtus Investment Partners, Inc. (a)	15
313	Westwood Holdings Group, Inc.	12

		915

	Auto Parts & Equipment — 0.37%
3,800	American Axle & Manufacturing Holdings, Inc. (a)	49
1,400	Amerigon, Inc. (a)	15
6,000	ArvinMeritor, Inc. (a)	123
8,937	Dana Holding Corp. (a)	154
700	Dorman Products, Inc. (a)	25

Shares	Security Description	Value (000)
	Auto Parts & Equipment (continued)
1,289	Drew Industries, Inc.	$29
5,221	Exide Technologies (a)	49
1,000	Fuel Systems Solutions, Inc. (a)	29
3,011	Modine Manufacturing Co. (a)	47
200	Shiloh Industries, Inc.	3
2,189	Spartan Motors, Inc.	13
1,364	Standard Motor Products, Inc.	19
1,000	Stoneridge, Inc. (a)	16
1,630	Superior Industries International, Inc.	35
3,804	Tenneco, Inc. (a)	157
300	Tower International, Inc. (a)	5

		768

	Automobile Manufacturers — 0.01%
1,900	Winnebago Industries, Inc. (a)	29

	Automotive Retail — 0.17%
591	America’s Car-Mart, Inc. (a)	16
1,900	Asbury Automotive Group, Inc. (a)	35
1,557	Group 1 Automotive, Inc.	65
1,371	Lithia Motors, Inc., Class – A	20
1,000	Midas, Inc. (a)	8
1,850	Monro Muffler Brake, Inc.	64
3,000	Penske Automotive Group, Inc. (a)	52
2,677	Sonic Automotive, Inc., Class – A	36
3,657	The Pep Boys - Manny, Moe & Jack	49

		345

	Biotechnology — 1.20%
2,400	Acorda Therapeutics, Inc. (a)	65
1,400	Affymax, Inc. (a)	9
6,200	Alkermes, Inc. (a)	76
5,200	Allos Therapeutics, Inc. (a)	24
2,400	Alnylam Pharmaceuticals, Inc. (a)	24
1,400	AMAG Pharmaceuticals, Inc. (a)	25
900	Anacor Pharmaceuticals, Inc. (a)	5
7,600	Arena Pharmaceuticals, Inc. (a)	13
8,300	ARIAD Pharmaceuticals, Inc. (a)	42
2,800	ArQule, Inc. (a)	16
3,600	Array BioPharma, Inc. (a)	11
600	Aveo Phamaceuticals, Inc. (a)	9
7,400	AVI BioPharma, Inc. (a)	16
2,000	BioCryst Pharmaceuticals, Inc. (a)	10
4,800	BioSante Pharmaceuticals, Inc. (a)	8
300	BioSpecifics Technologies Corp. (a)	8
1,500	BioTime, Inc. (a)	13
5,190	Celera Corp. (a)	33
2,200	Celldex Therapeutics, Inc. (a)	9
3,800	Cepheid, Inc. (a)	86
2,600	Chelsea Therapeutics International Ltd. (a)	20
800	Clinical Data, Inc. (a)	13
800	Codexis, Inc. (a)	8
3,700	Cubist Pharmaceuticals, Inc. (a)	79

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Biotechnology (continued)
5,200	Curis, Inc. (a)	$10
3,000	Cytokinetics, Inc. (a)	6
3,100	Cytori Therapeutics, Inc. (a)	16
7,600	CytRx Corp. (a)	8
6,600	Dyax Corp. (a)	14
6,500	Dynavax Technologies Corp. (a)	21
1,200	Emergent BioSolutions, Inc. (a)	28
2,000	Enzo Biochem, Inc. (a)	11
3,300	Enzon Pharmaceuticals, Inc. (a)	40
3,000	Exact Sciences Corp. (a)	18
900	Genomic Health, Inc. (a)	19
8,000	Geron Corp. (a)	41
4,800	Halozyme Therapeutics, Inc. (a)	38
2,400	Idenix Pharmaceuticals, Inc. (a)	12
4,300	ImmunoGen, Inc. (a)	40
4,400	Immunomedics, Inc. (a)	16
5,600	Incyte Corp. (a)	93
714	Infinity Pharmaceuticals, Inc. (a)	4
3,400	Inhibitex, Inc. (a)	9
2,900	InterMune, Inc. (a)	106
1,300	Ironwood Pharmaceuticals, Inc. (a)	13
6,000	Isis Pharmaceuticals, Inc. (a)	61
3,400	Keryx Biopharmaceuticals, Inc. (a)	16
13,596	Lexicon Pharmaceuticals, Inc. (a)	20
1,316	Ligand Pharmaceuticals, Inc., Class – B (a)	12
4,400	MannKind Corp. (a)	35
2,217	Martek Biosciences Corp. (a)	69
1,981	Maxygen, Inc.	8
2,200	Medivation, Inc. (a)	33
1,800	Metabolix, Inc. (a)	22
5,800	Micromet, Inc. (a)	47
2,700	Momenta Pharmaceuticals, Inc. (a)	40
2,700	Nabi Biopharmaceuticals (a)	16
1,200	Nanosphere, Inc. (a)	5
3,200	Neuralstem, Inc. (a)	7
3,100	Neurocrine Biosciences, Inc. (a)	24
800	NeurogesX, Inc. (a)	5
6,100	Novavax, Inc. (a)	15
4,400	NPS Pharmaceuticals, Inc. (a)	35
1,200	Nymox Pharmaceutical Corp. (a)	8
1,300	Omeros Corp. (a)	11
4,000	Onyx Pharmaceuticals, Inc. (a)	148
5,900	Opko Health, Inc. (a)	22
2,100	Orexigen Therapeutics, Inc. (a)	17
1,200	Osiris Therapeutics, Inc. (a)	9
8,900	PDL BioPharma, Inc.	55
3,800	Peregrine Pharmaceuticals, Inc. (a)	9
2,900	Pharmacyclics, Inc. (a)	18
1,900	Pharmasset, Inc. (a)	82
1,889	Progenics Pharmaceuticals, Inc. (a)	10

Shares	Security Description	Value (000)
	Biotechnology (continued)
3,300	Rigel Pharmaceuticals, Inc. (a)	$25
3,000	Sangamo BioSciences, Inc. (a)	20
4,300	Savient Pharmaceuticals, Inc. (a)	48
2,500	SciClone Pharmaceuticals, Inc. (a)	10
5,300	Seattle Genetics, Inc. (a)	79
2,100	SIGA Technologies, Inc. (a)	29
3,300	Spectrum Pharmaceuticals, Inc. (a)	23
8,200	StemCells, Inc. (a)	9
1,600	Synta Pharmaceuticals Corp. (a)	10
1,500	Targacept, Inc. (a)	40
4,000	Theravance, Inc. (a)	100
1,900	Vanda Pharmaceuticals, Inc. (a)	18
4,900	Vical, Inc. (a)	10
4,600	Zalicus, Inc. (a)	7
3,300	ZIOPHARM Oncology, Inc. (a)	15

		2,487

	Brewers — 0.03%
600	The Boston Beer Co., Inc., Class – A (a)	57

	Broadcasting — 0.06%
5,500	Belo Corp., Class – A (a)	39
657	Crown Media Holdings, Inc., Class – A (a)	2
1,200	Cumulus Media, Inc., Class – A (a)	5
1,400	Entercom Communications Corp., Class – A (a)	16
3,300	Entravision Communications Corp., Class – A (a)	8
424	Fisher Communications, Inc. (a)	9
3,300	Gray Television, Inc. (a)	6
1,538	LIN TV Corp., Class – A (a)	8
600	Nexstar Broadcasting Group, Inc., Class – A (a)	4
2,200	Radio One, Inc., Class – D (a)	2
2,871	Sinclair Broadcast Group, Inc., Class – A	24
400	Westwood One, Inc. (a)	4

		127

	Building Products — 0.21%
800	AAON, Inc.	23
600	Ameresco, Inc., Class – A (a)	9
651	American Woodmark Corp.	16
649	Ameron International Corp.	49
1,742	Apogee Enterprises, Inc.	23
2,624	Builders FirstSource, Inc. (a)	5
2,108	Gibraltar Industries, Inc. (a)	29
3,155	Griffon Corp. (a)	40
1,171	Insteel Industries, Inc.	15
1,300	NCI Building Systems, Inc. (a)	18
1,700	PGT, Inc. (a)	4
2,589	Quanex Building Products Corp.	49
2,512	Simpson Manufacturing Co., Inc.	78

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Building Products (continued)
1,000	Trex Co., Inc. (a)	$24
1,330	Universal Forest Products, Inc.	52

		434

	Cable & Satellite — 0.03%
1,982	Knology, Inc. (a)	31
2,763	Mediacom Communications Corp., Class – A (a)	23
982	Outdoor Channel Holdings, Inc.	7

		61

	Casinos & Gaming — 0.13%
1,700	Ameristar Casinos, Inc.	27
3,700	Boyd Gaming Corp. (a)	39
750	Churchill Downs, Inc.	32
1,000	Isle of Capri Casinos, Inc. (a)	10
445	Monarch Casino & Resort, Inc. (a)	6
1,481	Multimedia Games, Inc. (a)	8
4,007	Pinnacle Entertainment, Inc. (a)	56
4,400	Scientific Games Corp., Class – A (a)	44
3,500	Shuffle Master, Inc. (a)	40

		262

	Catalog Retail — 0.04%
1,207	Gaiam, Inc., Class – A	9
2,400	HSN, Inc. (a)	74

		83

	Coal & Consumable Fuels — 0.15%
400	Amyris, Inc. (a)	11
300	Hallador Energy Co.	3
9,052	International Coal Group, Inc. (a)	70
1,800	James River Coal Co. (a)	46
1,200	L&L Energy, Inc. (a)	13
5,484	Patriot Coal Corp. (a)	106
4,000	Uranium Energy Corp. (a)	24
7,551	USEC, Inc. (a)	45

		318

	Commercial Printing — 0.10%
3,700	Cenveo, Inc. (a)	20
600	Consolidated Graphics, Inc. (a)	29
667	Courier Corp.	10
3,340	Deluxe Corp.	77
1,805	Ennis, Inc.	31
1,600	InnerWorkings, Inc. (a)	11
743	M & F Worldwide Corp. (a)	17
666	Multi-Color Corp.	13
1,300	The Standard Register Co.	4

		212

Shares	Security Description	Value (000)
	Commodity Chemicals — 0.21%
3,600	Calgon Carbon Corp. (a)	$54
2,200	Georgia Gulf Corp. (a)	53
466	Hawkins, Inc.	21
1,383	Innophos Holdings, Inc.	50
1,300	Koppers Holdings, Inc.	47
700	NewMarket Corp.	86
466	NL Industries, Inc.	5
2,148	Spartech Corp. (a)	20
1,800	STR Holdings, Inc. (a)	36
1,382	Westlake Chemical Corp.	60

		432

	Communications Equipment — 1.14%
2,800	Acme Packet, Inc. (a)	149
4,000	ADTRAN, Inc.	145
932	Anaren, Inc. (a)	19
8,833	Arris Group, Inc. (a)	99
4,900	Aruba Networks, Inc. (a)	102
4,243	Aviat Networks, Inc. (a)	21
656	Bel Fuse, Inc., Class – B	16
3,400	BigBand Networks, Inc. (a)	10
1,142	Black Box Corp.	44
2,700	Blue Coat Systems, Inc. (a)	81
400	Calix, Inc. (a)	7
2,000	Comtech Telecommunications Corp.	55
1,600	DG FastChannel, Inc. (a)	46
1,453	Digi International, Inc. (a)	16
1,012	EMS Technologies, Inc. (a)	20
5,990	Emulex Corp. (a)	70
6,168	Extreme Networks, Inc. (a)	19
4,850	Finisar Corp. (a)	144
1,507	Globecomm Systems, Inc. (a)	15
7,697	Harmonic, Inc. (a)	66
500	Hughes Communications, Inc. (a)	20
5,700	Infinera Corp. (a)	59
2,800	InterDigital, Inc. (a)	117
2,150	Ixia (a)	36
1,000	KVH Industries, Inc. (a)	12
700	Loral Space & Communications, Inc. (a)	54
400	Meru Networks, Inc. (a)	6
2,200	NETGEAR, Inc. (a)	74
2,600	Network Engines, Inc. (a)	4
2,100	Network Equipment Technologies, Inc. (a)	10
2,200	Neutral Tandem, Inc. (a)	32
900	Occam Networks, Inc. (a)	8
3,100	Oclaro, Inc. (a)	41
1,223	Oplink Communications, Inc. (a)	23
1,864	Opnext, Inc. (a)	3
1,265	PC-Tel, Inc. (a)	8
3,100	Plantronics, Inc.	115
8,755	Powerwave Technologies, Inc. (a)	22
8,054	Riverbed Technology, Inc. (a)	283

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Communications Equipment (continued)
1,792	SeaChange International, Inc. (a)	$15
3,000	ShoreTel, Inc. (a)	23
13,899	Sonus Networks, Inc. (a)	37
1,362	Sycamore Networks, Inc.	28
2,927	Symmetricom, Inc. (a)	21
4,732	Tekelec (a)	56
7,804	UTStarcom, Inc. (a)	16
2,200	ViaSat, Inc. (a)	98

		2,365

	Computer & Electronics Retail — 0.09%
1,100	FalconStor Software, Inc. (a)	3
900	hhgregg, Inc. (a)	19
4,424	Rent-A-Center, Inc.	143
455	REX American Resources Corp. (a)	7
774	Systemax, Inc. (a)	11

		183

	Computer Hardware — 0.06%
2,030	Avid Technology, Inc. (a)	35
2,513	Cray, Inc. (a)	18
1,786	Silicon Graphics International Corp. (a)	16
1,300	Stratasys, Inc. (a)	42
1,600	Super Micro Computer, Inc. (a)	19

		130

	Computer Storage & Peripherals — 0.21%
1,500	Compellent Technologies, Inc. (a)	41
2,929	Electronics for Imaging, Inc. (a)	42
1,600	Hutchinson Technology, Inc. (a)	6
3,100	Hypercom Corp. (a)	26
1,827	Imation Corp. (a)	19
1,900	Immersion Corp. (a)	13
3,300	Intermec, Inc. (a)	42
1,537	Intevac, Inc. (a)	21
1,900	Novatel Wireless, Inc. (a)	18
1,800	Presstek, Inc. (a)	4
13,800	Quantum Corp. (a)	51
599	Rimage Corp. (a)	9
2,600	STEC, Inc. (a)	46
2,100	Synaptics, Inc. (a)	62
2,000	Xyratex Ltd. (a)	33

		433

	Construction & Engineering — 0.29%
400	Argan, Inc. (a)	4
2,460	Dycom Industries, Inc. (a)	36
4,629	EMCOR Group, Inc. (a)	134
2,523	Furmanite Corp. (a)	17
2,452	Granite Construction, Inc.	67
4,010	Great Lakes Dredge & Dock Co.	30

Shares	Security Description	Value (000)
	Construction & Engineering (continued)
2,582	Insituform Technologies, Inc., Class – A (a)	$69
1,368	Layne Christensen Co. (a)	47
3,671	MasTec, Inc. (a)	54
500	Michael Baker Corp. (a)	16
1,400	MYR Group, Inc. (a)	29
615	Northwest Pipe Co. (a)	15
1,800	Orion Marine Group, Inc. (a)	21
1,099	Pike Electric Corp. (a)	9
1,200	Primoris Services Corp.	11
985	Sterling Construction Co., Inc. (a)	13
1,714	Tutor Perini Corp.	37

		609

	Construction & Farm Machinery & Heavy Trucks — 0.21%
493	Alamo Group, Inc.	14
593	American Railcar Industries, Inc. (a)	13
1,455	Astec Industries, Inc. (a)	47
621	Cascade Corp.	29
1,700	Commercial Vehicle Group, Inc. (a)	28
800	Douglas Dynamics, Inc.	12
4,013	Federal Signal Corp.	28
802	FreightCar America, Inc.	23
800	Lindsay Corp.	48
566	Miller Industries, Inc.	8
300	NACCO Industries, Inc., Class – A	32
700	Sauer-Danfoss, Inc. (a)	20
1,326	The Greenbrier Cos., Inc. (a)	28
2,468	Titan International, Inc.	48
434	Twin Disc, Inc.	13
4,500	Wabash National Corp. (a)	53

		444

	Construction Materials — 0.04%
4,070	Headwaters, Inc. (a)	19
1,411	Texas Industries, Inc.	64

		83

	Consumer Electronics — 0.01%
878	Universal Electronics, Inc. (a)	25

	Consumer Finance — 0.23%
3,359	Advance America Cash Advance Centers, Inc.	19
1,700	Cardtronics, Inc. (a)	30
1,900	Cash America International, Inc.	70
452	CompuCredit Holdings Corp. (a)	3
400	Credit Acceptance Corp. (a)	25
1,500	Dollar Financial Corp. (a)	43
2,900	EZCORP, Inc. (a)	78
1,900	First Cash Financial Services, Inc. (a)	59
1,929	Nelnet, Inc., Class – A	46
2,100	Netspend Holdings, Inc. (a)	27
4,213	The First Marblehead Corp. (a)	9

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Consumer Finance (continued)
300	The Student Loan Corp.	$10
1,023	World Acceptance Corp. (a)	54

		473

	Data Processing & Outsourced Services — 0.30%
500	Cass Information Systems, Inc.	19
2,259	CSG Systems International, Inc. (a)	43
700	Echo Global Logistics, Inc. (a)	8
3,203	Euronet Worldwide, Inc. (a)	56
1,000	Exlservice Holdings, Inc. (a)	22
3,376	Global Cash Access Holdings, Inc. (a)	11
2,500	Heartland Payment Systems, Inc.	39
5,914	MoneyGram International, Inc. (a)	16
2,437	Online Resources Corp. (a)	11
1,800	TeleTech Holdings, Inc. (a)	37
1,700	TNS, Inc. (a)	35
5,450	VeriFone Systems, Inc. (a)	210
2,500	Wright Express Corp. (a)	115

		622

	Department Stores — 0.11%
2,775	Dillard’s, Inc., Class – A	105
1,500	Retail Ventures, Inc. (a)	25
9,167	Saks, Inc. (a)	98
700	The Bon-Ton Stores, Inc. (a)	9

		237

	Distillers & Vintners — 0.00%
600	MGP Ingredients, Inc.	7

	Distributors — 0.02%
1,220	Audiovox Corp., Class – A (a)	10
783	Core-Mark Holding Co., Inc. (a)	28

		38

	Diversified Banks — 0.02%
2,013	Banco Latinoamericano de Comercio Exterior SA, Class – E	37
600	Encore Bancshares, Inc. (a)	6

		43

	Diversified Capital Markets — 0.01%
1,300	HFF, Inc., Class – A (a)	12
996	JMP Group, Inc.	8

		20

	Diversified Chemicals — 0.15%
1,100	LSB Industries, Inc. (a)	27
5,031	Olin Corp.	103
7,800	Solutia, Inc. (a)	180

		310

Shares	Security Description	Value (000)
	Diversified Metals & Mining — 0.26%
1,500	AMCOL International Corp.	$47
1,324	Brush Engineered Materials, Inc. (a)	51
4,300	General Moly, Inc. (a)	28
3,950	Globe Specialty Metals, Inc.	68
2,787	Horsehead Holding Corp. (a)	36
1,700	Molycorp, Inc. (a)	85
1,930	RTI International Metals, Inc. (a)	52
10,900	Thompson Creek Metals Co., Inc. (a)	160
1,800	U.S. Energy Corp. (a)	11

		538

	Diversified Real Estate Activities — 0.04%
2,000	Campus Crest Communities, Inc.	28
361	Consolidated-Tomoka Land Co.	10
1,300	Coresite Realty Corp.	18
900	Tejon Ranch Co. (a)	25

		81

	Diversified REITs — 0.24%
4,066	CapLease, Inc.	24
5,199	Colonial Properties Trust	94
6,369	Cousins Properties, Inc.	53
1,000	Excel Trust, Inc.	12
535	Gladstone Commercial Corp.	10
5,145	Investors Real Estate Trust	46
600	One Liberty Properties, Inc.	10
1,247	PS Business Parks, Inc.	70
2,900	Retail Opportunity Investments Corp.	29
4,297	Washington Real Estate Investment Trust	133
1,678	Winthrop Realty Trust, Inc.	21

		502

	Diversified Support Services — 0.15%
2,715	Comfort Systems USA, Inc.	36
1,300	EnerNOC, Inc. (a)	31
1,299	G&K Services, Inc., Class – A	40
4,150	Healthcare Services Group, Inc.	68
1,542	McGrath Rentcorp	40
2,361	Mobile Mini, Inc. (a)	46
704	Schawk, Inc.	15
1,388	Viad Corp.	35

		311

	Drug Retail — 0.02%
35,500	Rite Aid Corp. (a)	31

	Education Services — 0.15%
1,200	American Public Education, Inc. (a)	44
800	Archipelago Learning, Inc. (a)	8
1,300	Bridgepoint Education, Inc. (a)	25
800	Cambium Learning Group, Inc. (a)	3
1,100	Capella Education Co. (a)	73
5,600	Corinthian Colleges, Inc. (a)	29
2,000	Grand Canyon Education, Inc. (a)	39

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Education Services (continued)
1,600	K12, Inc. (a)	$46
400	Learning Tree International, Inc.	4
900	Lincoln Educational Services Corp.	14
400	National American University Holdings, Inc.	3
1,400	Universal Technical Institute, Inc.	31

		319

	Electric Utilities — 0.49%
2,110	ALLETE, Inc.	79
3,696	Avista Corp.	83
806	Central Vermont Public Service Corp.	18
4,208	Cleco Corp.	129
2,922	El Paso Electric Co. (a)	80
3,266	IDACORP, Inc.	121
1,600	MGE Energy, Inc.	68
2,308	Otter Tail Corp.	52
5,056	Portland General Electric Co.	110
2,785	The Empire District Electric Co.	62
3,423	UIL Holdings Corp.	102
2,476	Unisource Energy Corp.	89
653	Unitil Corp.	15

		1,008

	Electrical Components & Equipment — 0.77%
2,336	A.O. Smith Corp.	89
4,600	A123 Systems, Inc. (a)	44
2,800	Acuity Brands, Inc.	161
4,000	Advanced Battery Technologies, Inc. (a)	15
3,200	American Superconductor Corp. (a)	92
3,056	Baldor Electric Co.	193
3,000	Belden, Inc.	110
3,313	Brady Corp., Class – A	108
400	Coleman Cable, Inc. (a)	3
1,253	Encore Wire Corp.	31
4,100	Ener1, Inc. (a)	16
3,355	Energy Conversion Devices, Inc. (a)	15
3,247	EnerSys (a)	104
13,301	Evergreen Solar, Inc. (a)	8
1,394	Franklin Electric Co., Inc.	54
6,500	FuelCell Energy, Inc. (a)	15
1,200	Generac Holdings, Inc. (a)	19
7,700	GrafTech International Ltd. (a)	153
1,100	Hoku Corp. (a)	3
1,600	II-VI, Inc. (a)	74
910	LaBarge, Inc. (a)	14
1,418	LSI Industries, Inc.	12
1,400	Polypore International, Inc. (a)	57
600	Powell Industries, Inc. (a)	20
100	Preformed Line Products Co.	6

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
2,500	UQM Technologies, Inc. (a)	$6
1,300	Vicor Corp.	21
3,900	Woodward Governor Co.	147

		1,590

	Electronic Components — 0.14%
414	CPI International, Inc. (a)	8
1,100	DTS, Inc. (a)	54
600	Fabrinet (a)	13
1,397	Littelfuse, Inc.	66
4,400	Power-One, Inc. (a)	45
1,054	Rogers Corp. (a)	40
873	Spectrum Control, Inc. (a)	13
1,850	Universal Display Corp. (a)	57

		296

	Electronic Equipment & Instruments — 0.46%
811	Analogic Corp.	40
1,855	Anixter International, Inc.	111
900	Badger Meter, Inc.	40
4,500	Brightpoint, Inc. (a)	39
2,673	Checkpoint Systems, Inc. (a)	55
2,596	Cognex Corp.	76
1,616	Coherent, Inc. (a)	73
1,700	Comverge, Inc. (a)	12
2,244	Daktronics, Inc.	36
544	Dawson Geophysical Co. (a)	17
1,564	Electro Scientific Industries, Inc. (a)	25
1,000	FARO Technologies, Inc. (a)	33
1,700	Gerber Scientific, Inc. (a)	13
5,302	L-1 Identity Solutions, Inc. (a)	63
2,511	Methode Electronics, Inc.	33
6,100	Microvision, Inc. (a)	11
1,000	MTS Systems Corp.	38
2,488	Newport Corp. (a)	43
1,065	OSI Systems, Inc. (a)	39
2,500	Plexus Corp. (a)	77
1,807	Rofin-Sinar Technologies, Inc. (a)	64
1,964	X-Rite, Inc. (a)	9

		947

	Electronic Manufacturing Services — 0.26%
4,359	Benchmark Electronics, Inc. (a)	79
2,373	CTS Corp.	26
900	DDi Corp.	11
2,200	Echelon Corp. (a)	22
1,600	IPG Photonics Corp. (a)	51
1,700	Maxwell Technologies, Inc. (a)	32
993	Measurement Specialties, Inc. (a)	29
1,560	Mercury Computer Systems, Inc. (a)	29
600	Multi-Fineline Electronix, Inc. (a)	16
1,345	Park Electrochemical Corp.	40
2,800	Pulse Electronics Corp.	15

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electronic Manufacturing Services (continued)
1,600	RadiSys Corp. (a)	$14
5,100	Sanmina-SCI Corp. (a)	59
3,390	SMART Modular Technologies (WWH), Inc. (a)	20
5,430	TTM Technologies, Inc. (a)	81
200	Viasystems Group, Inc. (a)	4
1,078	Zygo Corp. (a)	13

		541

	Environmental & Facilities Services — 0.26%
3,388	ABM Industries, Inc.	89
1,700	Casella Waste Systems, Inc., Class – A (a)	12
1,500	Clean Harbors, Inc. (a)	126
6,113	EnergySolutions, Inc.	34
1,276	Fuel Tech, Inc. (a)	13
2,254	Metalico, Inc. (a)	13
4,100	Rollins, Inc.	81
1,000	Standard Parking Corp. (a)	19
1,166	Team, Inc. (a)	28
3,900	Tetra Tech, Inc. (a)	98
1,100	US Ecology, Inc.	19

		532

	Fertilizers & Agricultural Chemicals — 0.01%
1,259	American Vanguard Corp.	11

	Food Distributors — 0.08%
889	Nash Finch Co.	38
1,662	Spartan Stores, Inc.	28
3,000	United Natural Foods, Inc. (a)	110

		176

	Food Retail — 0.22%
100	Arden Group, Inc.	8
900	Cal-Maine Foods, Inc.	28
2,480	Casey’s General Stores, Inc.	106
868	Ingles Markets, Inc., Class – A	17
2,820	Ruddick Corp.	104
587	Susser Holdings Corp. (a)	8
1,268	The Andersons, Inc.	46
1,000	The Fresh Market, Inc. (a)	41
1,356	The Pantry, Inc. (a)	27
400	Village Super Market, Inc., Class – A	13
720	Weis Markets, Inc.	29
3,854	Winn-Dixie Stores, Inc. (a)	28

		455

	Footwear — 0.34%
5,500	Crocs, Inc. (a)	94
2,494	Deckers Outdoor Corp. (a)	199
5,056	Iconix Brand Group, Inc. (a)	97
1,749	K-Swiss, Inc., Class – A (a)	22

Shares	Security Description	Value (000)
	Footwear (continued)
300	LaCrosse Footwear, Inc.	$5
600	R.G. Barry Corp.	7
2,200	Skechers U.S.A., Inc., Class – A (a)	44
1,600	Steven Madden Ltd. (a)	67
2,488	The Timberland Co., Class – A (a)	61
500	Weyco Group, Inc.	12
3,200	Wolverine World Wide, Inc.	102

		710

	Forest Products — 0.06%
700	Deltic Timber Corp.	39
8,879	Louisiana-Pacific Corp. (a)	84

		123

	Gas Utilities — 0.44%
632	Chesapeake Utilities Corp.	26
2,767	New Jersey Resources Corp.	119
3,057	Nicor, Inc.	153
1,848	Northwest Natural Gas Co.	86
4,880	Piedmont Natural Gas Co., Inc.	136
2,020	South Jersey Industries, Inc.	107
3,109	Southwest Gas Corp.	114
1,526	The Laclede Group, Inc.	56
3,476	WGL Holdings, Inc.	124

		921

	General Merchandise Stores — 0.05%
2,923	99 Cents Only Stores (a)	47
2,713	Fred’s, Inc., Class – A	37
400	Gordmans Stores, Inc. (a)	7
1,960	Tuesday Morning Corp. (a)	10

		101

	Gold — 0.15%
4,800	Allied Nevada Gold Corp. (a)	126
4,100	Capital Gold Corp. (a)	21
16,500	Golden Star Resources Ltd. (a)	76
5,300	Jaguar Mining, Inc. (a)	38
5,700	U.S. Gold Corp. (a)	46

		307

	Health Care Distributors — 0.14%
980	Chindex International, Inc. (a)	16
800	MWI Veterinary Supply, Inc. (a)	50
4,111	Owens & Minor, Inc.	121
2,100	Pharmerica Corp. (a)	24
3,700	PSS World Medical, Inc. (a)	84

		295

	Health Care Equipment — 0.85%
1,400	Abaxis, Inc. (a)	38
2,100	ABIOMED, Inc. (a)	20
3,400	Accuray, Inc. (a)	23
3,600	Alphatec Holdings, Inc. (a)	10

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment (continued)
4,800	American Medical Systems Holdings, Inc. (a)	$91
1,725	AngioDynamics, Inc. (a)	27
1,700	ArthroCare Corp. (a)	53
877	Cantel Medical Corp.	21
2,000	Conceptus, Inc. (a)	28
1,946	CONMED Corp. (a)	51
1,798	CryoLife, Inc. (a)	10
715	Cutera, Inc. (a)	6
1,700	Cyberonics, Inc. (a)	53
2,900	Delcath Systems, Inc. (a)	28
3,950	DexCom, Inc. (a)	54
600	Dynavox, Inc., Class – A (a)	3
500	Exactech, Inc. (a)	9
1,489	Greatbatch, Inc. (a)	36
3,000	Hansen Medical, Inc. (a)	4
600	HeartWare International, Inc. (a)	53
2,700	Insulet Corp. (a)	42
1,300	Integra LifeSciences Holdings Corp. (a)	61
1,919	Invacare Corp.	58
1,100	IRIS International, Inc. (a)	11
500	Kensey Nash Corp. (a)	14
2,000	MAKO Surgical Corp. (a)	30
3,300	Masimo Corp.	96
1,700	MELA Sciences, Inc. (a)	6
2,600	Meridian Bioscience, Inc.	60
1,900	Natus Medical, Inc. (a)	27
2,500	NuVasive, Inc. (a)	64
1,700	NxStage Medical, Inc. (a)	42
1,100	Orthofix International NV (a)	32
4,500	Orthovita, Inc. (a)	9
1,259	Palomar Medical Technologies, Inc. (a)	18
1,400	Quidel Corp. (a)	20
2,100	Sirona Dental Systems, Inc. (a)	88
4,400	Solta Medical, Inc. (a)	13
900	SonoSite, Inc. (a)	28
2,000	Stereotaxis, Inc. (a)	8
3,800	STERIS Corp.	139
1,200	SurModics, Inc. (a)	14
2,464	Symmetry Medical, Inc. (a)	23
2,500	Syneron Medical Ltd. (a)	25
800	Synovis Life Technologies, Inc. (a)	13
2,200	The Spectranetics Corp. (a)	11
3,016	TomoTherapy, Inc. (a)	11
3,200	Volcano Corp. (a)	87
2,600	Wright Medical Group, Inc. (a)	40
331	Young Innovations, Inc.	11
1,350	Zoll Medical Corp. (a)	50

		1,769

Shares	Security Description	Value (000)
	Health Care Facilities — 0.23%
2,061	AmSurg Corp. (a)	$43
685	Assisted Living Concepts, Inc., Class – A (a)	22
1,696	Capital Senior Living Corp. (a)	11
1,300	Emeritus Corp. (a)	26
2,200	Five Star Quality Care, Inc. (a)	16
1,802	Hanger Orthopedic Group, Inc. (a)	38
6,000	HealthSouth Corp. (a)	124
2,563	Kindred Healthcare, Inc. (a)	47
1,300	LCA-Vision, Inc. (a)	8
1,318	MedCath Corp. (a)	19
599	National Healthcare Corp.	28
3,464	Select Medical Holdings Corp. (a)	25
1,134	Skilled Healthcare Group, Inc., Class – A (a)	10
3,800	Sunrise Senior Living, Inc. (a)	21
900	The Ensign Group, Inc.	22
600	U.S. Physical Therapy, Inc. (a)	12

		472

	Health Care Services — 0.45%
800	Accretive Health, Inc. (a)	13
700	Air Methods Corp. (a)	39
1,900	Alliance HealthCare Services, Inc. (a)	8
2,812	Allied Healthcare International, Inc. (a)	7
500	Almost Family, Inc. (a)	19
1,800	Amedisys, Inc. (a)	60
1,060	American Dental Partners, Inc. (a)	14
2,500	AMN Healthcare Services, Inc. (a)	15
1,500	Bio-Reference Laboratories, Inc. (a)	33
2,700	BioScrip, Inc. (a)	14
1,200	Cardionet, Inc. (a)	6
2,400	Catalyst Health Solutions, Inc. (a)	112
1,500	Chemed Corp.	95
1,794	Continucare Corp. (a)	8
400	CorVel Corp. (a)	19
1,899	Cross Country Healthcare, Inc. (a)	16
800	ExamWorks Group, Inc. (a)	15
1,100	Genoptix, Inc. (a)	21
1,940	Gentiva Health Services, Inc. (a)	52
2,462	Healthways, Inc. (a)	28
1,700	HMS Holdings Corp. (a)	110
1,000	IPC The Hospitalist Co., Inc. (a)	39
600	Landauer, Inc.	36
1,000	LHC Group, Inc. (a)	30
100	National Research Corp.	4
500	PDI, Inc. (a)	5
900	Providence Service Corp. (a)	15
1,692	RehabCare Group, Inc. (a)	40
1,300	Rural/Metro Corp. (a)	19
1,562	Sun Healthcare Group, Inc. (a)	20
1,000	Team Health Holdings, Inc. (a)	16

		928

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Supplies — 0.30%
3,800	Align Technology, Inc. (a)	$74
500	Alimera Sciences, Inc. (a)	5
4,900	Antares Pharma, Inc. (a)	8
100	Atrion Corp.	18
2,700	Cerus Corp. (a)	7
567	Cynosure, Inc. (a)	6
3,300	Endologix, Inc. (a)	24
1,600	Haemonetics Corp. (a)	101
800	ICU Medical, Inc. (a)	29
4,500	Immucor, Inc. (a)	89
1,012	Medical Action Industries, Inc. (a)	10
2,000	Merit Medical Systems, Inc. (a)	32
1,400	Neogen Corp. (a)	57
3,100	OraSure Technologies, Inc. (a)	18
600	Rochester Medical Corp. (a)	7
4,302	RTI Biologics, Inc. (a)	11
2,400	STAAR Surgical Co. (a)	15
3,200	Unilife Corp. (a)	17
1,100	Vascular Solutions, Inc. (a)	13
2,100	West Pharmaceutical Services, Inc.	86

		627

	Health Care Technology — 0.17%
2,100	athenahealth, Inc. (a)	86
600	Computer Programs & Systems, Inc.	28
2,800	MedAssets, Inc. (a)	56
1,200	Medidata Solutions, Inc. (a)	29
800	MedQuist, Inc.	7
3,500	Merge Healthcare, Inc. (a)	13
2,100	Omnicell, Inc. (a)	30
1,200	Quality Systems, Inc.	84
600	Transcend Services, Inc. (a)	12
1,045	Vital Images, Inc. (a)	15

		360

	Heavy Electrical Equipment — 0.05%
800	AZZ, Inc.	32
6,100	Broadwind Energy, Inc. (a)	14
16,200	Capstone Turbine Corp. (a)	16
1,200	PowerSecure International, Inc. (a)	9
7,650	SatCon Technology Corp. (a)	34

		105

	Home Entertainment Software — 0.06%
900	Renaissance Learning, Inc.	10
700	Rosetta Stone, Inc. (a)	15
800	SRS Labs, Inc. (a)	7
4,916	Take-Two Interactive Software, Inc. (a)	60
4,575	THQ, Inc. (a)	28

		120

Shares	Security Description	Value (000)
	Home Furnishings — 0.05%
1,672	Ethan Allen Interiors, Inc.	$33
3,455	Furniture Brands International, Inc. (a)	18
722	Hooker Furniture Corp.	10
700	Kid Brands, Inc. (a)	6
3,389	La-Z-Boy, Inc. (a)	31
4,183	Sealy Corp. (a)	12

		110

	Home Improvement Retail — 0.02%
1,400	Lumber Liquidators Holdings, Inc. (a)	35

	Homebuilding — 0.11%
5,183	Beazer Homes USA, Inc. (a)	28
714	Brookfield Homes Corp. (a)	7
446	Cavco Industries, Inc. (a)	21
3,550	Hovnanian Enterprises, Inc., Class - A (a)	14
1,095	M/I Homes, Inc. (a)	17
2,103	Meritage Homes Corp. (a)	47
498	Skyline Corp.	13
6,840	Standard Pacific Corp. (a)	31
2,954	The Ryland Group, Inc.	50

		228

	Homefurnishing Retail — 0.07%
1,206	Haverty Furniture Cos., Inc.	16
1,100	Kirkland’s, Inc. (a)	15
6,700	Pier 1 Imports, Inc. (a)	70
3,700	Select Comfort Corp. (a)	34

		135

	Hotels, Resorts & Cruise Lines — 0.13%
1,300	Ambassadors Group, Inc.	15
1,069	Bluegreen Corp. (a)	3
2,313	Gaylord Entertainment Co. (a)	83
2,600	Interval Leisure Group, Inc. (a)	42
1,662	Morgans Hotel Group Co. (a)	15
6,850	Orient-Express Hotels Ltd., Class – A (a)	89
992	Red Lion Hotels Corp. (a)	8
1,272	The Marcus Corp.	17

		272

	Household Appliances — 0.05%
2,195	Helen of Troy Ltd. (a)	65
1,300	iRobot Corp. (a)	33

		98

	Household Products — 0.06%
4,087	Central Garden & Pet Co., Class – A (a)	40
310	Oil-Dri Corp. of America	7
1,200	Spectrum Brands Holdings, Inc. (a)	37
1,058	WD-40 Co.	43

		127

	Housewares & Specialties — 0.04%
2,619	American Greetings Corp., Class – A	58

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Housewares & Specialties (continued)
357	Blyth, Inc.	$12
550	CSS Industries, Inc.	11
600	Lifetime Brands, Inc. (a)	9

		90

	Human Resource & Employment Services — 0.18%
1,400	Administaff, Inc.	41
564	Barrett Business Services, Inc.	9
716	CDI Corp.	13
526	GP Strategies Corp. (a)	5
1,193	Heidrick & Struggles International, Inc.	34
2,200	Hudson Highland Group, Inc. (a)	13
1,726	Kelly Services, Inc., Class – A (a)	33
2,000	Kforce, Inc. (a)	32
3,068	Korn/Ferry International (a)	71
2,162	On Assignment, Inc. (a)	18
3,725	SFN Group, Inc. (a)	36
2,894	TrueBlue, Inc. (a)	52
1,117	Volt Information Sciences, Inc. (a)	10

		367

	Hypermarkets & Super Centers — 0.02%
1,000	PriceSmart, Inc.	38

	Independent Power Producers & Energy Traders — 0.02%
1,300	American DG Energy, Inc. (a)	4
7,100	Dynegy, Inc. (a)	40

		44

	Industrial Conglomerates — 0.09%
2,243	Kimball International, Inc., Class – B	15
1,400	Libbey, Inc. (a)	21
1,000	Raven Industries, Inc.	48
21	Seaboard Corp.	42
798	Standex International Corp.	24
1,582	Tredegar Corp.	31
145	United Capital Corp. (a)	5
200	United States Lime & Minerals, Inc. (a)	8

		194

	Industrial Machinery — 0.91%
1,100	3D Systems Corp. (a)	35
4,300	Actuant Corp., Class – A	115
1,739	Albany International Corp., Class – A	41
1,700	Altra Holdings, Inc. (a)	34
492	Ampco-Pittsburgh Corp.	14
3,107	Barnes Group, Inc.	64
3,000	Blount International, Inc. (a)	47
3,342	Briggs & Stratton Corp.	66
1,978	Chart Industries, Inc. (a)	67
1,099	CIRCOR International, Inc.	47

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
3,226	CLARCOR, Inc.	$138
1,600	Colfax Corp. (a)	29
1,325	Columbus McKinnon Corp. (a)	27
800	Dynamic Materials Corp.	18
2,500	Energy Recovery, Inc. (a)	9
1,276	ENPRO Industries, Inc. (a)	53
1,800	ESCO Technologies, Inc.	68
3,110	Flow International Corp. (a)	13
4,800	Force Protection, Inc. (a)	26
600	Graham Corp.	12
1,800	John Bean Technologies Corp.	36
818	Kadant, Inc. (a)	19
2,100	Kaydon Corp.	86
702	L.B. Foster Co., Class – A (a)	29
1,200	Lydall, Inc. (a)	10
923	Met-Pro Corp.	11
2,518	Mueller Industries, Inc.	82
9,917	Mueller Water Products, Inc., Class – A	41
2,200	Nordson Corp.	202
200	Omega Flex, Inc. (a)	3
1,000	PMFG, Inc. (a)	16
1,400	RBC Bearings, Inc. (a)	55
1,835	Robbins & Myers, Inc.	66
800	Sun Hydraulics Corp.	30
1,245	Tecumseh Products Co., Class – A (a)	16
1,200	Tennant Co.	46
800	The Gorman-Rupp Co.	26
1,100	The Middleby Corp. (a)	93
1,000	TriMas Corp. (a)	21
2,021	Watts Water Technologies, Inc., Class – A	74
400	Xerium Technologies, Inc. (a)	6

		1,891

	Industrial REITs — 0.16%
14,819	DCT Industrial Trust, Inc.	79
2,801	DuPont Fabros Technology, Inc.	60
1,788	EastGroup Properties, Inc.	76
4,312	First Industrial Realty Trust, Inc. (a)	38
3,268	First Potomac Realty Trust	55
1,582	Monmouth Real Estate Investment Corp., Class – A	13
700	Terreno Realty Corp. (a)	12

		333

	Insurance Brokers — 0.03%
1,700	Crawford & Co., Class – B (a)	6
1,400	eHealth, Inc. (a)	20
3,070	National Financial Partners Corp. (a)	41

		67

	Integrated Oil & Gas — 0.04%
11,600	Kodiak Oil & Gas Corp. (a)	77

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Integrated Telecommunication Services — 0.12%
2,800	Alaska Communications Systems Group, Inc.	$31
624	Atlantic Tele-Network, Inc.	24
1,800	Cbeyond, Inc. (a)	28
12,805	Cincinnati Bell, Inc. (a)	36
1,726	Consolidated Communications Holdings, Inc.	33
2,846	General Communication, Inc., Class – A (a)	36
1,000	IDT Corp., Class – B	26
1,900	NTELOS Holdings Corp.	36

		250

	Internet Retail — 0.11%
1,649	1-800-FLOWERS.COM, Inc., Class – A (a)	4
800	Blue Nile, Inc. (a)	46
6,300	drugstore.com, Inc. (a)	14
1,700	NutriSystem, Inc.	36
1,400	Orbitz Worldwide, Inc. (a)	8
1,000	Overstock.com, Inc. (a)	16
1,500	PetMed Express, Inc.	27
1,682	Shutterfly, Inc. (a)	59
700	Stamps.com, Inc.	9
900	U.S. Auto Parts Network, Inc. (a)	7
1,000	Vitacost.com, Inc. (a)	6

		232

	Internet Software & Services — 0.86%
1,150	Ancestry.Com, Inc. (a)	33
10,000	Art Technology Group, Inc. (a)	60
2,266	CDC Corp., Class – A (a)	8
2,800	Cogent Communications Group, Inc. (a)	40
1,500	comScore, Inc. (a)	33
1,800	Constant Contact, Inc. (a)	56
2,600	DealerTrack Holdings, Inc. (a)	52
1,100	Dice Holdings, Inc. (a)	16
2,690	Digital River, Inc. (a)	93
7,655	EarthLink, Inc.	66
400	Envestnet, Inc. (a)	7
1,142	Global Sources Ltd. (a)	11
4,200	GSI Commerce, Inc. (a)	97
2,202	InfoSpace, Inc. (a)	18
3,503	Internap Network Services Corp. (a)	21
2,342	Internet Capital Group, Inc. (a)	33
800	Intralinks Holdings, Inc. (a)	15
2,978	j2 Global Communications, Inc. (a)	86
789	Keynote Systems, Inc.	11
1,700	KIT Digital, Inc. (a)	27
3,400	Limelight Networks, Inc. (a)	20
4,000	Lionbridge Technologies, Inc. (a)	15
900	Liquidity Services, Inc. (a)	13

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
2,800	LivePerson, Inc. (a)	$32
1,100	Local.com Corp. (a)	7
1,000	LogMeln, Inc. (a)	44
1,250	LoopNet, Inc. (a)	14
1,106	Marchex, Inc., Class – B	10
200	Mediamind Technologies, Inc. (a)	3
2,841	ModusLink Global Solutions, Inc. (a)	19
10,400	Move, Inc. (a)	27
3,700	NIC, Inc.	36
1,000	OpenTable, Inc. (a)	70
5,700	Openwave Systems, Inc. (a)	12
1,385	Perficient, Inc. (a)	17
700	QuinStreet, Inc. (a)	13
6,200	Rackspace Hosting, Inc. (a)	195
5,729	RealNetworks, Inc. (a)	24
1,350	RightNow Technologies, Inc. (a)	32
3,600	S1 Corp. (a)	25
1,900	Saba Software, Inc. (a)	12
2,400	SAVVIS, Inc. (a)	61
300	SPS Commerce, Inc. (a)	5
3,100	Support.com, Inc. (a)	20
3,800	Terremark Worldwide, Inc. (a)	49
2,100	The Knot, Inc. (a)	21
300	Travelzoo, Inc. (a)	12
5,994	United Online, Inc.	40
5,224	ValueClick, Inc. (a)	84
1,922	VASCO Data Security International, Inc. (a)	16
1,100	Vocus, Inc. (a)	30
3,800	Zix Corp. (a)	16

		1,777

	Investment Banking & Brokerage — 0.36%
3,800	BGC Partners, Inc., Class – A	32
2,446	Cowen Group, Inc., Class – A (a)	11
1,800	Duff & Phelps Corp., Class – A	30
1,002	Evercore Partners, Inc., Class – A	34
3,672	FBR Capital Markets Corp. (a)	14
4,500	GFI Group, Inc.	21
5,400	Gleacher & Co., Inc. (a)	13
888	International Assets Holding Corp. (a)	21
2,900	Investment Technology Group, Inc. (a)	48
2,309	KBW, Inc.	64
6,647	Knight Capital Group, Inc., Class – A (a)	92
2,400	LaBranche & Co., Inc. (a)	9
6,300	Ladenburg Thalmann Financial Services, Inc. (a)	7
8,168	MF Global Holdings Ltd. (a)	68
739	Oppenheimer Holdings, Inc., Class – A	19
2,700	optionsXpress Holdings, Inc.	42
1,062	Piper Jaffray Cos., Inc. (a)	37
1,468	Sanders Morris Harris Group, Inc.	11

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Investment Banking & Brokerage (continued)
2,253	Stifel Financial Corp. (a)	$140
2,294	SWS Group, Inc.	12
3,048	TradeStation Group, Inc. (a)	21

		746

	IT Consulting & Other Services — 0.34%
4,400	Acxiom Corp. (a)	75
2,051	CACI International, Inc., Class – A (a)	109
4,567	CIBER, Inc. (a)	21
1,128	Computer Task Group, Inc. (a)	12
900	Forrester Research, Inc.	32
1,550	iGATE Corp.	31
977	Integral Systems, Inc. (a)	10
1,411	ManTech International Corp., Class – A (a)	58
1,100	MAXIMUS, Inc.	72
400	NCI, Inc., Class – A (a)	9
6,600	Sapient Corp.	80
3,010	SRA International, Inc., Class – A (a)	62
800	Syntel, Inc.	38
2,073	The Hackett Group, Inc. (a)	7
634	Tier Technologies, Inc., Class – B (a)	4
2,881	Unisys Corp. (a)	75
778	Virtusa Corp. (a)	13

		708

	Leisure Facilities — 0.12%
2,717	Life Time Fitness, Inc. (a)	111
886	Speedway Motorsports, Inc.	14
2,435	Vail Resorts, Inc. (a)	127

		252

	Leisure Products — 0.25%
800	Arctic Cat, Inc. (a)	12
5,700	Brunswick Corp.	107
4,563	Callaway Golf Co.	37
1,839	JAKKS Pacific, Inc. (a)	34
300	Johnson Outdoors, Inc., Class – A (a)	4
2,243	Leapfrog Enterprises, Inc. (a)	12
700	Marine Products Corp. (a)	5
2,000	Polaris Industries, Inc.	156
3,200	Pool Corp.	72
1,388	RC2 Corp. (a)	30
3,800	Smith & Wesson Holding Corp. (a)	14
477	Steinway Musical Instruments, Inc. (a)	9
1,300	Sturm, Ruger & Co., Inc.	20
800	Summer Infant, Inc. (a)	6

		518

	Life & Health Insurance — 0.19%
3,859	American Equity Investment Life Holding Co.	48

Shares	Security Description	Value (000)
	Life & Health Insurance (continued)
2,536	Citizens, Inc. (a)	$19
15,523	CNO Financial Group, Inc. (a)	105
3,283	Delphi Financial Group, Inc., Class – A	95
945	FBL Financial Group, Inc., Class – A	27
290	Kansas City Life Insurance Co.	10
159	National Western Life Insurance Co., Class – A	26
1,306	Presidential Life Corp.	13
1,700	Primerica, Inc.	41
7,034	The Phoenix Cos., Inc. (a)	18

		402

	Life Sciences Tools & Services — 0.27%
4,402	Affymetrix, Inc. (a)	22
1,608	Albany Molecular Research, Inc. (a)	9
4,600	Bruker Corp. (a)	76
3,000	Caliper Life Sciences, Inc. (a)	19
2,044	Cambrex Corp. (a)	11
1,100	Dionex Corp. (a)	130
3,300	eResearchTechnology, Inc. (a)	24
7,200	Exelixis, Inc. (a)	59
500	Furiex Pharmaceuticals, Inc. (a)	7
811	Kendle International, Inc. (a)	9
2,400	Luminex Corp. (a)	44
900	Pacific Biosciences of California, Inc. (a)	14
3,700	PAREXEL International Corp. (a)	79
2,400	PURE Bioscience (a)	5
5,600	Sequenom, Inc. (a)	45

		553

	Managed Health Care — 0.32%
600	America Service Group, Inc.	9
3,500	AMERIGROUP Corp. (a)	154
3,293	Centene Corp. (a)	84
3,899	HealthSpring, Inc. (a)	103
2,267	Magellan Health Services, Inc. (a)	107
2,700	Metropolitan Health Networks, Inc. (a)	12
1,006	Molina Heathcare, Inc. (a)	28
1,469	Triple-S Management Corp., Class – B (a)	28
2,247	Universal American Corp.	46
2,855	WellCare Health Plans, Inc. (a)	86

		657

	Marine — 0.11%
1,100	Baltic Trading Ltd.	11
4,615	Eagle Bulk Shipping, Inc. (a)	23
2,700	Excel Maritime Carriers Ltd. (a)	15
1,812	Genco Shipping & Trading Ltd. (a)	26
1,985	Horizon Lines, Inc., Class – A	9
363	International Shipholding Corp.	9
1,700	Overseas Shipholding Group, Inc.	60
2,999	Ship Finance International Ltd.	65
1,633	Ultrapetrol Bahamas Ltd. (a)	11

		229

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Marine Ports & Services — 0.01%
715	CAI International, Inc. (a)	$14

	Metal & Glass Containers — 0.09%
306	AEP Industries, Inc. (a)	8
1,100	Graham Packaging Co., Inc. (a)	14
2,634	Myers Industries, Inc.	26
3,584	Silgan Holdings, Inc.	128

		176

	Mortgage REITs — 0.49%
3,426	American Capital Agency Corp.	98
8,436	Anworth Mortgage Asset Corp.	59
1,291	Apollo Commercial Real Estate Finance, Inc.	21
4,696	Capstead Mortgage Corp.	59
1,074	Colony Financial, Inc.	22
827	CreXus Investment Corp.	11
3,558	Cypress Sharpridge Investments, Inc.	46
1,447	Dynex Capital, Inc.	16
3,111	Hatteras Financial Corp.	94
2,671	Invesco Mortgage Capital, Inc.	58
6,257	iStar Financial, Inc. (a)	49
18,978	MFA Financial, Inc.	155
4,300	Newcastle Investment Corp. (a)	29
4,640	NorthStar Realty Finance Corp.	22
1,177	Pennymac Mortgage Investment Trust	21
7,286	RAIT Financial Trust (a)	16
5,479	Redwood Trust, Inc.	82
3,491	Resource Capital Corp.	26
3,322	Starwood Property Trust, Inc.	71
1,800	Two Harbors Investment Corp.	18
1,800	Walter Investment Management Corp.	32

		1,005

	Movies & Entertainment — 0.17%
959	Ascent Media Corp., Class – A (a)	37
1,000	Ballantyne Strong, Inc. (a)	8
645	Carmike Cinemas, Inc. (a)	5
3,912	Cinemark Holdings, Inc.	67
3,200	CKX, Inc. (a)	13
4,500	Lions Gate Entertainment Corp. (a)	29
9,811	Live Nation, Inc. (a)	112
690	LodgeNet Interactive Corp. (a)	3
1,900	Playboy Enterprises, Inc., Class – B (a)	10
600	Rentrak Corp. (a)	18
3,100	Warner Music Group Corp. (a)	18
1,758	World Wrestling Entertainment, Inc., Class – A	25

		345

	Multi-line Insurance — 0.02%
2,568	Horace Mann Educators Corp.	46

Shares	Security Description	Value (000)
	Multi-Sector Holdings — 0.05%
2,552	Compass Diversified Holdings, Inc.	$45
1,657	PICO Holdings, Inc. (a)	53

		98

	Multi-Utilities — 0.14%
2,763	Black Hills Corp.	83
1,112	CH Energy Group, Inc.	54
2,435	NorthWestern Corp.	70
6,114	PNM Resources, Inc.	80

		287

	Office REITs — 0.33%
8,881	BioMed Realty Trust, Inc.	165
4,910	Franklin Street Properties Corp.	70
1,941	Government Properties Income Trust	52
4,829	Highwoods Properties, Inc.	154
3,696	Kilroy Realty Corp.	135
6,872	Lexington Realty Trust	55
1,435	Mission West Properties, Inc.	9
3,300	MPG Office Trust, Inc. (a)	9
1,410	Parkway Properties, Inc.	25

		674

	Office Services & Supplies — 0.30%
3,816	ACCO Brands Corp. (a)	33
2,146	American Reprographics Co. (a)	16
2,200	APAC Customer Services, Inc. (a)	13
3,600	Herman Miller, Inc.	91
700	Higher One Holdings, Inc. (a)	14
2,900	HNI Corp.	91
3,250	Interface, Inc., Class – A	51
3,000	Knoll, Inc.	50
1,645	Mine Safety Appliances Co.	51
5,213	Steelcase, Inc., Class – A	55
2,700	Sykes Enterprises, Inc. (a)	55
1,647	United Stationers, Inc. (a)	105

		625

	Oil & Gas Drilling — 0.06%
7,353	Hercules Offshore, Inc. (a)	26
7,507	Parker Drilling Co. (a)	34
3,761	Pioneer Drilling Co. (a)	33
700	Seahawk Drilling, Inc. (a)	6
777	Union Drilling, Inc. (a)	6
10,328	Vantage Drilling Co. (a)	21

		126

	Oil & Gas Equipment & Services — 0.74%
2,469	Allis-Chalmers Energy, Inc. (a)	17
1,561	Basic Energy Services, Inc. (a)	26
2,490	Bristow Group, Inc. (a)	118
6,521	Cal Dive International, Inc. (a)	37
1,250	CARBO Ceramics, Inc.	129
5,275	Complete Production Services, Inc. (a)	156

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services (continued)
2,200	Dril-Quip, Inc. (a)	$171
500	Global Geophysical Services, Inc. (a)	5
7,191	Global Industries Ltd. (a)	50
1,023	Gulf Island Fabrication, Inc.	29
1,665	GulfMark Offshore, Inc., Class – A (a)	51
7,300	Helix Energy Solutions Group, Inc. (a)	89
1,472	Hornbeck Offshore Services, Inc. (a)	31
8,100	ION Geophysical Corp. (a)	69
8,429	Key Energy Services, Inc. (a)	109
1,900	Lufkin Industries, Inc.	118
1,528	Matrix Service Co. (a)	18
751	Natural Gas Services Group, Inc. (a)	14
5,791	Newpark Resources, Inc. (a)	36
200	OYO Geospace Corp. (a)	20
889	PHI, Inc. (a)	17
2,750	RPC, Inc.	50
877	T-3 Energy Services, Inc. (a)	35
2,100	Tesco Corp. (a)	33
5,369	TETRA Technologies, Inc. (a)	64
3,300	Willbros Group, Inc. (a)	32

		1,524

	Oil & Gas Exploration & Production — 1.06%
4,700	Abraxas Petroleum Corp. (a)	21
600	Apco Oil & Gas International, Inc.	34
1,224	Approach Resources, Inc. (a)	28
3,086	ATP Oil & Gas Corp. (a)	52
3,471	Berry Petroleum Co., Class – A	152
3,161	Bill Barrett Corp. (a)	130
6,677	BPZ Resources, Inc. (a)	32
7,400	Brigham Exploration Co. (a)	202
1,900	Callon Petroleum Co. (a)	11
3,300	CAMAC Energy, Inc. (a)	7
2,000	Carrizo Oil & Gas, Inc. (a)	69
378	Clayton Williams Energy, Inc. (a)	32
2,116	Cloud Peak Energy, Inc. (a)	49
736	Contango Oil & Gas Co.	43
33	Contango ORE, Inc. (a)	—
12,778	Delta Petroleum Corp. (a)	10
1,357	Endeavour International Corp. (a)	19
2,000	Energy Partners Ltd. (a)	30
4,400	Energy XXI (Bermuda) Ltd. (a)	122
1,000	Evolution Petroleum Corp. (a)	6
2,900	FX Energy, Inc. (a)	18
3,900	Gastar Exploration Ltd. (a)	17
861	GeoResources, Inc. (a)	19
2,160	GMX Resources, Inc. (a)	12
1,636	Goodrich Petroleum Corp. (a)	29
1,700	Gulfport Energy Corp. (a)	37
2,391	Harvest Natural Resources, Inc. (a)	29
1,200	Houston American Energy Corp.	22

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
3,500	Magnum Hunter Resources Corp. (a)	$25
6,100	McMoRan Exploration Co. (a)	104
1,200	Miller Petroleum, Inc. (a)	6
3,400	Northern Oil & Gas, Inc. (a)	92
3,100	Oasis Petroleum, Inc. (a)	84
500	Panhandle Oil & Gas, Inc., Class – A	14
3,036	Penn Virginia Corp.	51
1,555	Petroleum Development Corp. (a)	66
3,493	Petroquest Energy, Inc. (a)	26
3,500	RAM Energy Resources, Inc. (a)	6
2,700	Resolute Energy Corp. (a)	40
3,457	Rosetta Resources, Inc. (a)	130
2,823	Stone Energy Corp. (a)	63
2,860	Swift Energy Co. (a)	112
8,700	TransAtlantic Petroleum Ltd. (a)	29
3,614	VAALCO Energy, Inc. (a)	26
1,319	Venoco, Inc. (a)	24
2,232	W&T Offshore, Inc.	40
5,135	Warren Resources, Inc. (a)	23

		2,193

	Oil & Gas Refining & Marketing — 0.17%
561	Alon USA Energy, Inc.	3
3,000	Clean Energy Fuels Corp. (a)	42
2,063	CVR Energy, Inc. (a)	31
1,189	Delek US Holdings, Inc.	9
1,101	Green Plains Renewable Energy, Inc. (a)	12
14,400	Rentech, Inc. (a)	18
2,304	Rex Energy Corp. (a)	31
4,700	Syntroleum Corp. (a)	9
3,508	Western Refining, Inc. (a)	37
4,500	World Fuel Services Corp.	163

		355

	Oil & Gas Storage & Transportation — 0.13%
3,651	Cheniere Energy, Inc. (a)	20
2,749	Crosstex Energy, Inc.	24
3,313	DHT Maritime, Inc.	16
5,330	General Maritime Corp.	17
2,389	Golar LNG Ltd.	36
1,738	Knightsbridge Tankers Ltd.	39
3,131	Nordic American Tanker Shipping Ltd.	82
1,000	Scorpio Tankers, Inc. (a)	10
2,300	Teekay Tankers Ltd., Class – A	28

		272

	Packaged Foods & Meats — 0.36%
3,180	B&G Foods, Inc., Class – A	44
700	Calavo Growers, Inc.	16
2,947	Chiquita Brands International, Inc. (a)	41
1,400	Diamond Foods, Inc.	74
2,428	Dole Food Co., Inc. (a)	33
375	Farmer Brothers Co.	7

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Packaged Foods & Meats (continued)
701	Harbinger Group, Inc. (a)	$4
834	Imperial Sugar Co.	11
900	J&J Snack Foods Corp.	43
500	John B. Sanfilippo & Son, Inc. (a)	6
1,200	Lancaster Colony Corp.	69
400	Lifeway Foods, Inc. (a)	4
3,400	Pilgrim’s Pride Corp. (a)	24
1,500	Sanderson Farms, Inc.	59
620	Seneca Foods Corp., Class – A (a)	17
4,371	Smart Balance, Inc. (a)	19
1,700	Snyder’s-Lance, Inc.	40
2,758	The Hain Celestial Group, Inc. (a)	75
1,600	Tootsie Roll Industries, Inc.	46
2,386	TreeHouse Foods, Inc. (a)	122

		754

	Paper Packaging — 0.10%
4,791	Boise, Inc.	38
7,899	Graphic Packaging Holding Co. (a)	31
2,647	Rock-Tenn Co., Class – A	143

		212

	Paper Products — 0.15%
2,636	Buckeye Technologies, Inc.	55
721	Clearwater Paper Corp. (a)	56
2,663	KapStone Paper & Packaging Corp. (a)	41
980	Neenah Paper, Inc.	19
3,019	P.H. Glatfelter Co.	37
1,200	Schweitzer-Mauduit International, Inc.	76
1,100	Verso Paper Corp. (a)	4
3,285	Wausau Paper Corp.	28

		316

	Personal Products — 0.13%
1,608	Elizabeth Arden, Inc. (a)	37
900	Inter Parfums, Inc.	17
900	Medifast, Inc. (a)	26
500	Nature’s Sunshine Products, Inc. (a)	5
3,100	Nu Skin Enterprises, Inc., Class – A	94
555	Nutraceutical International Corp. (a)	8
2,916	Prestige Brands Holdings, Inc. (a)	35
658	Revlon, Inc., Class – A (a)	6
774	Schiff Nutrition International, Inc.	7
1,300	Synutra International, Inc. (a)	17
1,200	The Female Health Co.	7
400	USANA Health Sciences, Inc. (a)	17

		276

	Pharmaceuticals — 0.61%
300	Aegerion Pharmaceuticals, Inc. (a)	4
3,700	Akorn, Inc. (a)	23

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
2,500	Alexza Pharmaceuticals, Inc. (a)	$3
1,700	Aoxing Pharmaceutical Co., Inc. (a)	5
900	Ardea Biosciences, Inc. (a)	23
2,700	Auxilium Pharmaceuticals, Inc. (a)	57
6,100	AVANIR Pharmaceuticals, Inc., Class – A (a)	25
1,200	BioMimetic Therapeutics, Inc. (a)	15
1,812	BMP Sunstone Corp. (a)	18
1,700	Cadence Pharmaceuticals, Inc. (a)	13
485	Caraco Pharmaceutical Laboratories, Inc. (a)	2
1,900	Corcept Therapeutics, Inc. (a)	7
500	Cornerstone Therapeutics, Inc. (a)	3
900	Cumberland Pharmaceuticals, Inc. (a)	5
2,300	Cypress Bioscience, Inc. (a)	15
3,500	DepoMed, Inc. (a)	22
5,800	Durect Corp. (a)	20
1,200	Eurand NV (a)	14
651	Hi-Tech Pharmacal Co., Inc. (a)	16
4,100	Impax Laboratories, Inc. (a)	83
7,000	Inovio Pharmaceuticals, Inc. (a)	8
3,800	Inspire Pharmaceuticals, Inc. (a)	32
900	Jazz Pharmaceuticals, Inc. (a)	18
900	Lannett Co, Inc. (a)	5
1,000	MAP Pharmaceuticals, Inc. (a)	17
4,078	Medicis Pharmaceutical Corp., Class – A	109
5,990	Nektar Therapeutics (a)	77
2,800	NeoStem, Inc. (a)	4
1,200	Obagi Medical Products, Inc. (a)	14
2,200	Optimer Pharmaceuticals, Inc. (a)	25
2,400	Pain Therapeutics, Inc. (a)	16
2,371	Par Pharmaceutical Cos., Inc. (a)	91
1,800	POZEN, Inc. (a)	12
3,600	Questcor Pharmaceuticals, Inc. (a)	53
3,600	Salix Pharmaceuticals Ltd. (a)	169
3,600	Santarus, Inc. (a)	12
2,000	Somaxon Pharmaceuticals, Inc. (a)	6
800	Sucampo Pharmaceuticals, Inc., Class – A (a)	3
3,618	SuperGen, Inc. (a)	10
3,594	The Medicines Co. (a)	51
5,460	ViroPharma, Inc. (a)	95
5,100	VIVUS, Inc. (a)	48
1,800	Xenoport, Inc. (a)	15

		1,263

	Photographic Products — 0.05%
17,400	Eastman Kodak Co. (a)	93

	Precious Metals & Minerals — 0.20%
5,932	Coeur d’Alene Mines Corp. (a)	162
17,366	Hecla Mining Co. (a)	196
2,900	Stillwater Mining Co. (a)	62

		420

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Property & Casualty Insurance — 0.52%
666	American Safety Insurance Holdings Ltd. (a)	$14
1,301	Amerisafe, Inc. (a)	23
1,606	AmTrust Financial Services, Inc.	28
2,069	Argo Group International Holdings Ltd.	77
553	Baldwin & Lyons, Inc., Class – B	13
1,137	CNA Surety Corp. (a)	27
831	Donegal Group, Inc., Class – A	12
356	EMC Insurance Group, Inc.	8
2,853	Employers Holdings, Inc.	50
7,000	First American Financial Corp.	105
969	First Mercury Financial Corp.	16
638	FPIC Insurance Group, Inc. (a)	24
972	Global Indemnity PLC (a)	20
536	Hallmark Financial Services, Inc. (a)	5
824	Harleysville Group, Inc.	30
2,486	Hilltop Holdings, Inc. (a)	25
872	Infinity Property & Casualty Corp.	54
3,915	Meadowbrook Insurance Group, Inc.	40
404	National Interstate Corp.	9
2,106	ProAssurance Corp. (a)	128
1,269	RLI Corp.	67
892	Safety Insurance Group, Inc.	42
1,471	SeaBright Insurance Holdings, Inc.	13
3,648	Selective Insurance Group, Inc.	66
931	State Auto Financial Corp.	16
1,172	Stewart Information Services Corp.	13
870	The Navigators Group, Inc. (a)	44
2,592	Tower Group, Inc.	66
1,618	United Fire & Casualty Co.	36
1,158	Universal Insurance Holdings, Inc.	6

		1,077

	Publishing — 0.14%
1,200	AH Belo Corp., Class – A (a)	10
2,900	Dex One Corp. (a)	22
2,798	Journal Communications, Inc., Class – A (a)	14
3,100	Lee Enterprises, Inc. (a)	7
1,800	Martha Stewart Living Omnimedia, Inc., Class – A (a)	8
1,200	Media General, Inc., Class – A (a)	7
1,140	PRIMEDIA, Inc.	5
2,192	Scholastic Corp.	65
900	SuperMedia, Inc. (a)	8
1,941	The E.W. Scripps Co., Class – A (a)	20
4,000	The McClatchy Co., Class – A (a)	19
3,200	Valassis Communications, Inc. (a)	103

		288

Shares	Security Description	Value (000)
	Railroads — 0.07%
2,500	Genesee & Wyoming, Inc., Class – A (a)	$132
1,554	RailAmerica, Inc. (a)	20

		152

	Real Estate Development — 0.03%
708	Avatar Holdings, Inc. (a)	14
2,376	Forestar Group, Inc. (a)	46

		60

	Real Estate Operating Companies — 0.01%
1,000	Hudson Pacific Properties, Inc.	15
2,400	Thomas Properties Group, Inc. (a)	10

		25

	Real Estate Services — 0.01%
1,300	Kennedy-Wilson Holdings, Inc. (a)	13

	Regional Banks — 2.20%
1,011	1st Source Corp.	20
1,500	1st United Bancorp, Inc. (a)	10
290	Alliance Financial Corp.	9
400	American National Bankshares, Inc.	9
1,473	Ameris Bancorp (a)	16
576	Ames National Corp.	12
594	Arrow Financial Corp.	16
449	BancFirst Corp.	19
278	Bancorp Rhode Island, Inc.	8
380	Bank of Marin Bancorp	13
823	Bank of the Ozarks, Inc.	36
5,109	Boston Private Financial Holdings, Inc.	33
380	Bridge Bancorp, Inc.	9
622	Bryn Mawr Bank Corp.	11
545	Camden National Corp.	20
789	Capital City Bank Group, Inc.	10
2,020	Cardinal Financial Corp.	23
5,478	Cathay General Bancorp	91
2,400	Center Financial Corp. (a)	18
1,983	Centerstate Banks, Inc.	16
278	Century Bancorp, Inc., Class – A	7
1,604	Chemical Financial Corp.	36
796	Citizens & Northern Corp.	12
26,495	Citizens Republic Bancorp, Inc. (a)	16
1,097	City Holding Co.	40
843	CNB Financial Corp.	12
1,839	CoBiz Financial, Inc.	11
2,572	Columbia Banking System, Inc.	54
2,311	Community Bank System, Inc.	64
1,034	Community Trust Bancorp, Inc.	30
6,360	CVB Financial Corp.	55
1,024	Eagle Bancorp, Inc. (a)	15
1,040	Enterprise Financial Services Corp.	11
8,073	F.N.B. Corp.	79
734	Financial Institutions, Inc.	14

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
983	First Bancorp North Carolina	$15
22,913	First Bancorp Puerto Rico (a)	11
637	First Bancorp, Inc. Maine	10
3,987	First Busey Corp.	19
7,161	First Commonwealth Financial Corp.	51
1,034	First Community Bancshares, Inc.	15
4,053	First Financial Bancorp	75
1,358	First Financial Bankshares, Inc.	70
720	First Financial Corp.	25
900	First Interstate Bancsystem, Inc.	14
1,712	First Merchants Corp.	15
5,260	First Midwest Bancorp, Inc.	61
432	First South Bancorp, Inc.	3
7,447	FirstMerit Corp.	147
739	German American Bancorp, Inc.	14
5,075	Glacier Bancorp, Inc.	77
742	Great Southern Bancorp, Inc.	18
800	Green Bankshares, Inc. (a)	3
2,012	Hancock Holding Co.	70
7,000	Hanmi Financial Corp. (a)	8
855	Heartland Financial USA, Inc.	15
588	Heritage Financial Corp. (a)	8
601	Home Bancorp, Inc. (a)	8
1,515	Home Bancshares, Inc.	33
880	Hudson Valley Holding Corp.	22
1,827	IBERIABANK Corp.	108
1,547	Independent Bank Corp.	42
3,499	International Bancshares Corp.	70
3,342	Investors Bancorp, Inc. (a)	44
1,311	Lakeland Bancorp, Inc.	14
1,000	Lakeland Financial Corp.	21
1,347	MainSource Financial Group, Inc.	14
3,550	MB Financial, Inc.	61
352	Merchants Bancshares, Inc.	10
975	Metro Bancorp, Inc. (a)	11
459	MidSouth Bancorp, Inc.	7
500	MidWestOne Financial Group, Inc.	8
2,590	Nara Bancorp, Inc. (a)	25
477	National Bankshares, Inc.	15
8,394	National Penn Bancshares, Inc.	67
2,426	NBT Bancorp, Inc.	59
1,332	Northfield Bancorp, Inc.	18
5,786	Old National Bancorp	69
700	OmniAmerican Bancorp, Inc. (a)	9
3,333	Oriental Financial Group, Inc.	42
512	Orrstown Financial Services, Inc.	14
1,310	Pacific Continental Corp.	13
1,980	PacWest Bancorp	42
824	Park National Corp.	60
562	Peapack-Gladstone Financial Corp.	7

Shares	Security Description	Value (000)
	Regional Banks (continued)
232	Penns Woods Bancorp, Inc.	$9
690	Peoples Bancorp, Inc.	11
2,104	Pinnacle Financial Partners, Inc. (a)	29
232	Porter Bancorp, Inc.	2
3,609	PrivateBancorp, Inc.	52
3,122	Prosperity Bancshares, Inc.	123
1,579	Renasant Corp.	27
634	Republic Bancorp, Inc., Class – A	15
1,711	S&T Bancorp, Inc.	39
781	S.Y. Bancorp, Inc.	19
1,559	Sandy Spring Bancorp, Inc.	29
899	SCBT Financial Corp.	29
860	Sierra Bancorp	9
2,600	Signature Bank (a)	130
1,245	Simmons First National Corp., Class – A	35
1,119	Southside Bancshares, Inc.	24
1,125	Southwest Bancorp, Inc. (a)	14
1,120	State Bancorp, Inc.	10
1,543	StellarOne Corp.	22
1,623	Sterling Bancorp	17
5,974	Sterling Bancshares, Inc.	42
712	Suffolk Bancorp	18
9,049	Susquehanna Bancshares, Inc.	88
2,880	SVB Financial Group (a)	153
700	Taylor Capital Group, Inc. (a)	9
2,522	Texas Capital Bancshares, Inc. (a)	54
1,544	The Bancorp, Inc. (a)	16
543	The First of Long Island Corp.	16
497	Tompkins Financial Corp.	19
531	Tower Bancorp, Inc.	12
1,743	TowneBank	28
934	TriCo Bancshares	15
4,306	Trustmark Corp.	107
2,140	UMB Financial Corp.	89
8,021	Umpqua Holdings Corp.	98
1,270	Union First Market Bankshares Corp.	19
2,736	United Bankshares, Inc.	80
6,521	United Community Banks, Inc. (a)	13
1,136	Univest Corp. of Pennsylvania	22
1,400	Virginia Commerce Bancorp, Inc. (a)	9
1,012	Washington Banking Co.	14
935	Washington Trust Bancorp, Inc.	20
4,426	Webster Financial Corp.	87
1,499	WesBanco, Inc.	28
891	West Bancorp	7
6,500	West Coast Bancorp (a)	18
1,969	Westamerica Bancorp	109
4,455	Western Alliance Bancorp (a)	33
6,700	Whitney Holding Corp.	95
1,298	Wilshire Bancorp, Inc.	10
2,339	Wintrust Financial Corp.	77

		4,562

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Reinsurance — 0.25%
6,704	Alterra Capital Holdings Ltd.	$145
452	Enstar Group Ltd. (a)	38
3,464	Flagstone Reinsurance Holdings SA	44
100	Gerova Financial Group Ltd. (a)	3
1,879	Greenlight Capital Re Ltd., Class – A (a)	50
3,088	Maiden Holdings Ltd.	24
4,449	Montpelier Re Holdings Ltd.	89
2,850	Platinum Underwriters Holdings Ltd.	128

		521

	Research and Consulting Services — 0.28%
2,200	Acacia Research Corp./Acacia Technologies LLC (a)	57
2,600	CBIZ, Inc. (a)	16
1,300	CoStar Group, Inc. (a)	75
732	CRA International, Inc. (a)	17
900	Exponent, Inc. (a)	34
900	Franklin Covey Co. (a)	8
1,312	Hill International, Inc. (a)	8
1,500	Huron Consulting Group, Inc. (a)	40
1,200	ICF International, Inc. (a)	31
1,500	LECG Corp. (a)	2
1,000	Mistras Group, Inc. (a)	13
3,500	Navigant Consulting, Inc. (a)	32
3,000	Resources Connection, Inc.	56
1,326	School Specialty, Inc. (a)	18
1,000	The Advisory Board Co. (a)	48
2,200	The Corporate Executive Board Co.	83
2,100	The Dolan Co. (a)	29
266	VSE Corp.	9

		576

	Residential REITs — 0.37%
4,429	American Campus Communities, Inc.	141
2,881	Associated Estates Realty Corp.	44
3,543	Education Realty Trust, Inc.	28
1,756	Equity Lifestyle Properties, Inc.	98
2,496	Home Properties, Inc.	139
2,197	Mid-America Apartment Communities, Inc.	139
3,336	Post Properties, Inc.	121
1,265	Sun Communities, Inc.	42
890	UMH Properties, Inc.	9

		761

	Restaurants — 0.54%
1,733	AFC Enterprises, Inc. (a)	24
88	Biglari Holdings, Inc. (a)	36
1,400	BJ’s Restaurant, Inc. (a)	50
2,075	Bob Evans Farms, Inc.	68
800	Bravo Brio Restaurant Group, Inc. (a)	15

Shares	Security Description	Value (000)
	Restaurants (continued)
1,100	Buffalo Wild Wings, Inc. (a)	$48
1,300	California Pizza Kitchen, Inc. (a)	22
500	Caribou Coffee Co., Inc. (a)	5
900	Carrols Restaurant Group, Inc. (a)	7
1,300	CEC Entertainment, Inc. (a)	50
1,525	Cracker Barrel Old Country Store, Inc.	84
6,600	Denny’s Corp. (a)	24
1,100	DineEquity, Inc. (a)	54
2,489	Domino’s Pizza, Inc. (a)	40
400	Einstein Noah Restaurant Group, Inc. (a)	6
3,600	Jack In The Box, Inc. (a)	76
4,100	Jamba, Inc. (a)	9
3,900	Krispy Kreme Doughnuts, Inc. (a)	27
1,094	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	10
1,191	O’Charley’s, Inc. (a)	9
1,500	P.F. Chang’s China Bistro, Inc.	73
1,291	Papa John’s International, Inc. (a)	36
700	Peet’s Coffee & Tea, Inc. (a)	29
1,100	Red Robin Gourmet Burgers, Inc. (a)	24
4,296	Ruby Tuesday, Inc. (a)	56
2,000	Ruth’s Hospitality Group, Inc. (a)	9
4,000	Sonic Corp. (a)	40
3,650	Texas Roadhouse, Inc. (a)	63
3,900	The Cheesecake Factory, Inc. (a)	120

		1,114

	Retail REITs — 0.46%
2,747	Acadia Realty Trust	50
496	Agree Realty Corp.	13
154	Alexander’s, Inc.	64
9,517	CBL & Associates Properties, Inc.	167
3,724	Cedar Shopping Centers, Inc.	23
2,714	Equity One, Inc.	49
1,360	Getty Realty Corp.	43
6,040	Glimcher Realty Trust	51
5,146	Inland Real Estate Corp.	45
3,767	Kite Realty Group Trust	20
5,676	National Retail Properties, Inc.	150
3,881	Pennsylvania Real Estate Investment Trust	56
2,636	Ramco-Gershenson Properties Trust	33
456	Saul Centers, Inc.	22
2,720	Tanger Factory Outlet Centers, Inc.	139
1,531	Urstadt Biddle Properties, Inc., Class – A	30

		955

	Security & Alarm Services — 0.12%
1,407	GeoEye, Inc. (a)	60
3,100	The Brink’s Co.	83
3,984	The Geo Group, Inc. (a)	98

		241

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductor Equipment — 0.52%
2,462	Advanced Energy Industries, Inc. (a)	$34
6,700	Amkor Technologies, Inc. (a)	50
2,057	ATMI, Inc. (a)	41
6,600	Axcelis Technologies, Inc. (a)	23
2,200	AXT, Inc. (a)	23
4,221	Brooks Automation, Inc. (a)	38
1,579	Cabot Microelectronics Corp. (a)	65
1,605	Cohu, Inc.	27
2,056	Cymer, Inc. (a)	93
8,944	Entegris, Inc. (a)	67
2,611	FEI Co. (a)	69
3,412	FormFactor, Inc. (a)	30
2,600	FSI International, Inc. (a)	11
4,000	GT Solar International, Inc. (a)	36
3,600	Ikanos Communications, Inc. (a)	5
1,800	Integrated Silicon Solution, Inc. (a)	14
4,400	Kulicke & Soffa Industries, Inc. (a)	32
3,300	LTX-Credence Corp. (a)	24
3,400	Mattson Technology, Inc. (a)	10
3,197	MKS Instruments, Inc. (a)	78
1,200	Nanometrics, Inc. (a)	15
1,600	PDF Solutions, Inc. (a)	8
3,701	Photronics, Inc. (a)	22
1,000	Rubicon Technology, Inc. (a)	21
2,131	Rudolph Technologies, Inc. (a)	18
3,400	Tessera Technologies, Inc. (a)	75
1,500	Ultra Clean Holdings, Inc. (a)	14
1,600	Ultratech, Inc. (a)	32
2,600	Veeco Instruments, Inc. (a)	112

		1,087

	Semiconductors — 0.91%
2,400	Advanced Analogic Technologies, Inc. (a)	10
300	Alpha & Omega Semiconductor Ltd. (a)	4
4,179	ANADIGICS, Inc. (a)	29
4,300	Applied Micro Circuits Corp. (a)	46
2,800	Cavium Networks, Inc. (a)	105
1,312	CEVA, Inc. (a)	27
4,400	Cirrus Logic, Inc. (a)	70
5,600	Conexant Systems, Inc. (a)	9
2,100	Diodes, Inc. (a)	57
1,642	DSP Group, Inc. (a)	13
4,100	Entropic Communications, Inc. (a)	50
2,135	Exar Corp. (a)	15
1,399	GSI Technology, Inc. (a)	11
1,700	Hittite Microwave Corp. (a)	104
500	Inphi Corp. (a)	10
9,900	Integrated Device Technology, Inc. (a)	66
1,391	IXYS Corp. (a)	16
4,600	Kopin Corp. (a)	19

Shares	Security Description	Value (000)
	Semiconductors (continued)
7,400	Lattice Semiconductor Corp. (a)	$45
500	MaxLinear, Inc., Class – A (a)	5
3,200	Micrel, Inc.	42
5,600	Microsemi Corp. (a)	128
2,100	Mindspeed Technologies, Inc. (a)	13
3,200	MIPS Technologies, Inc. (a)	48
2,100	Monolithic Power Systems, Inc. (a)	35
1,900	MoSys, Inc. (a)	11
4,000	NetLogic Microsystems, Inc. (a)	126
300	NVE Corp. (a)	17
3,504	OmniVision Technologies, Inc. (a)	104
1,323	Pericom Semiconductor Corp. (a)	14
2,500	PLX Technology, Inc. (a)	9
1,600	Power Integrations, Inc.	64
17,300	RF Micro Devices, Inc. (a)	127
4,000	Semtech Corp. (a)	91
2,157	Sigma Designs, Inc. (a)	31
5,189	Silicon Image, Inc. (a)	38
900	Spansion, Inc., Class – A (a)	19
1,524	Standard Microsystems Corp. (a)	44
600	Supertex, Inc. (a)	14
4,290	Trident Microsystems, Inc. (a)	8
10,012	TriQuint Semiconductor, Inc. (a)	117
1,600	Volterra Semiconductor Corp. (a)	37
3,178	Zoran Corp. (a)	28

		1,876

	Soft Drinks — 0.03%
300	Coca-Cola Bottling Co. Consolidated	17
5,900	Heckmann Corp. (a)	30
800	National Beverage Corp.	10
700	Primo Water Corp. (a)	10

		67

	Specialized Consumer Services — 0.27%
2,000	Coinstar, Inc. (a)	113
300	CPI Corp.	7
701	Mac-Gray Corp.	11
1,900	Matthews International Corp., Class – A	66
500	Pre-Paid Legal Services, Inc. (a)	30
4,017	Regis Corp.	67
4,293	Sotheby’s	194
900	Steiner Leisure Ltd. (a)	42
5,822	Stewart Enterprises, Inc., Class – A	39

		569

	Specialized Finance — 0.17%
1,101	Asset Acceptance Capital Corp. (a)	6
700	ASTA Funding, Inc.	6
145	California First National Bancorp	2
926	Encore Capital Group, Inc. (a)	22
3,776	Fifth Street Finance Corp.	46
400	Life Partners Holdings, Inc.	8

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialized Finance (continued)
1,800	MarketAxess Holdings, Inc.	$37
600	Marlin Business Services Corp. (a)	7
1,124	Medallion Financial Corp.	9
1,951	NewStar Financial, Inc. (a)	21
3,860	PHH Corp. (a)	89
1,100	Portfolio Recovery Associates, Inc. (a)	83
1,397	Primus Guaranty Ltd. (a)	7
600	THL Credit, Inc.	8

		351

	Specialized REITs — 0.76%
2,513	Ashford Hospitality Trust (a)	24
600	Chatham Lodging Trust	10
1,100	Chesapeake Lodging Trust	21
2,990	Cogdell Spencer, Inc.	17
10,774	DiamondRock Hospitality Co. (a)	129
3,147	Entertainment Properties Trust	146
6,066	Extra Space Storage, Inc.	106
6,550	FelCor Lodging Trust, Inc. (a)	46
4,220	Healthcare Realty Trust, Inc.	89
8,947	Hersha Hospitality Trust	59
4,721	LaSalle Hotel Properties	125
1,661	LTC Properties, Inc.	47
7,833	Medical Properties Trust, Inc.	85
1,598	National Health Investors, Inc.	72
6,601	OMEGA Healthcare Investors, Inc.	148
2,600	Pebblebrook Hotel Trust	53
2,715	Potlatch Corp.	88
1,562	Sabra Health Care REIT, Inc.	29
1,816	Sovran Self Storage, Inc.	67
9,641	Strategic Hotels & Resorts, Inc. (a)	51
7,861	Sunstone Hotel Investors, Inc. (a)	81
6,102	U-Store-It Trust	58
758	Universal Health Realty Income Trust	28

		1,579

	Specialty Chemicals — 0.57%
2,084	A. Schulman, Inc.	48
1,548	Arch Chemicals, Inc.	59
1,800	Balchem Corp.	61
5,899	Ferro Corp. (a)	86
3,261	H.B. Fuller Co.	67
400	KMG Chemicals, Inc.	6
700	Kraton Performance Polymers, Inc. (a)	22
1,500	Landec Corp. (a)	9
1,299	Minerals Technologies, Inc.	85
2,097	OM Group, Inc. (a)	81
3,000	Omnova Solutions, Inc. (a)	25
6,076	PolyOne Corp. (a)	76
751	Quaker Chemical Corp.	31

Shares	Security Description	Value (000)
	Specialty Chemicals (continued)
3,423	Rockwood Holdings, Inc. (a)	$134
2,600	Senomyx, Inc. (a)	18
3,366	Sensient Technologies Corp.	124
500	Stepan Co.	38
4,840	W. R. Grace & Co. (a)	170
1,400	Zep, Inc.	28
1,884	Zoltek Cos., Inc. (a)	22

		1,190

	Specialty Stores — 0.30%
2,700	Barnes & Noble, Inc.	38
1,300	Big 5 Sporting Goods Corp.	20
491	Books-A-Million, Inc.	3
2,951	Borders Group, Inc. (a)	3
972	Build-A-Bear Workshop, Inc. (a)	7
2,699	Cabela’s, Inc. (a)	59
1,080	Conn’s, Inc. (a)	5
1,800	Hibbett Sports, Inc. (a)	66
1,787	Jo-Ann Stores, Inc. (a)	109
1,500	MarineMax, Inc. (a)	14
5,651	OfficeMax, Inc. (a)	100
6,086	Sally Beauty Holdings, Inc. (a)	88
2,000	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	68
1,000	Vitamin Shoppe, Inc. (a)	34
756	West Marine, Inc. (a)	8
100	Winmark Corp.	3

		625

	Steel — 0.08%
1,123	A.M. Castle & Co. (a)	21
841	Haynes International, Inc.	35
800	Metals USA Holdings Corp. (a)	12
621	Olympic Steel, Inc.	18
478	Universal Stainless & Alloy Products, Inc. (a)	15
3,612	Worthington Industries, Inc.	66

		167

	Systems Software — 0.35%
3,757	Accelrys, Inc. (a)	31
3,000	Actuate Corp. (a)	17
5,700	Ariba, Inc. (a)	134
2,800	CommVault Systems, Inc. (a)	80
1,300	DemandTec, Inc. (a)	14
2,600	Fortinet, Inc. (a)	84
1,150	NetSuite, Inc. (a)	29
900	OPNET Technologies, Inc.	24
2,700	Progress Software Corp. (a)	114
900	QLIK Technologies, Inc. (a)	23
900	RealPage, Inc. (a)	28
1,800	Sourcefire, Inc. (a)	47
3,100	TeleCommunication Systems, Inc., Class – A (a)	15

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Systems Software (continued)
5,400	Wave Systems Corp., Class – A (a)	$21
2,800	Websense, Inc. (a)	57

		718

	Technology Distributors — 0.09%
1,094	Agilysys, Inc. (a)	6
1,198	Electro Rent Corp.	19
3,023	Insight Enterprises, Inc. (a)	40
701	PC Connection, Inc. (a)	6
900	Richardson Electronics Ltd.	11
1,761	ScanSource, Inc. (a)	56
1,559	SYNNEX Corp. (a)	49

		187

	Textiles — 0.01%
600	Culp, Inc. (a)	6
960	Unifi, Inc. (a)	16

		22

	Thrifts & Mortgage Finance — 0.56%
1,480	Abington Bancorp, Inc.	18
6,044	Astoria Financial Corp.	84
2,974	Bank Mutual Corp.	14
1,437	BankFinancial Corp.	14
2,133	Beneficial Mutual Bancorp, Inc. (a)	19
951	Berkshire Hills Bancorp, Inc.	21
500	Bofl Holding, Inc. (a)	8
4,066	Brookline Bancorp, Inc.	44
637	Clifton Savings Bancorp, Inc.	7
1,312	Danvers Bancorp, Inc.	23
1,696	Dime Community Bancshares	25
425	Doral Financial Corp. (a)	1
691	ESB Financial Corp.	11
890	ESSA Bancorp, Inc.	12
700	Federal Agricultural Mortgage Corp., Class – C	11
1,081	First Financial Holdings, Inc.	12
3,208	Flagstar Bancorp, Inc. (a)	5
1,997	Flushing Financial Corp.	28
453	Fox Chase Bancorp, Inc. (a)	5
110	Heritage Financial Group, Inc.	1
1,122	Home Federal Bancorp, Inc.	14
209	Kaiser Federal Financial Group, Inc.	2
1,023	Kearny Financial Corp.	9
566	Meridian Interstate Bancorp, Inc. (a)	7
13,581	MGIC Investment Corp. (a)	138
181	NASB Financial, Inc.	3
7,108	NewAlliance Bancshares, Inc.	107
7,733	Northwest Bancshares, Inc.	91
915	OceanFirst Financial Corp.	12
4,824	Ocwen Financial Corp. (a)	46

Shares	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
3,717	Oritani Financial Corp.	$46
3,931	Provident Financial Services, Inc.	60
2,637	Provident New York Bancorp	28
9,350	Radian Group, Inc.	75
440	Rockville Financial, Inc.	5
356	Roma Financial Corp.	4
767	Territorial Bancorp, Inc.	15
10,371	The PMI Group, Inc. (a)	34
5,049	TrustCo Bank Corp.	32
1,228	United Financial Bancorp, Inc.	19
960	ViewPoint Financial Group, Inc.	11
556	Waterstone Financial, Inc. (a)	2
1,855	Westfield Financial, Inc.	17
388	WSFS Financial Corp.	18

		1,158

	Tires & Rubber — 0.04%
3,900	Cooper Tire & Rubber Co.	92

	Tobacco — 0.07%
6,109	Alliance One International, Inc. (a)	26
6,500	Star Scientific, Inc. (a)	13
1,611	Universal Corp.	65
2,950	Vector Group Ltd.	51

		155

	Trading Companies & Distributors — 0.35%
1,691	Aceto Corp.	15
3,480	Aircastle Ltd.	36
2,700	Applied Industrial Technologies, Inc.	88
2,900	Beacon Roofing Supply, Inc. (a)	52
500	DXP Enterprises, Inc. (a)	12
1,853	H&E Equipment Services, Inc. (a)	21
1,200	Houston Wire & Cable Co.	16
2,188	Interline Brands, Inc. (a)	50
1,777	Kaman Corp.	52
291	Lawson Products, Inc.	7
3,400	RSC Holdings, Inc. (a)	33
2,215	Rush Enterprises, Inc., Class – A (a)	45
700	SeaCube Container Leasing Ltd.	10
1,207	TAL International Group, Inc.	37
600	Textainer Group Holdings Ltd.	17
866	Titan Machinery, Inc. (a)	17
4,247	United Rentals, Inc. (a)	97
1,800	Watsco, Inc.	114

		719

	Trucking — 0.32%
625	AMERCO, Inc. (a)	60
1,700	Arkansas Best Corp.	47
6,600	Avis Budget Group, Inc. (a)	103
1,291	Celadon Group, Inc. (a)	19
1,800	Dollar Thrifty Automotive Group, Inc. (a)	85
3,300	Heartland Express, Inc.	53

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Trucking (continued)
3,800	Knight Transportation, Inc.	$72
1,100	Marten Transport Ltd.	23
2,688	Old Dominion Freight Line, Inc. (a)	86
300	P.A.M. Transportation Services, Inc. (a)	3
138	Patriot Transportation Holding, Inc. (a)	13
200	Quality Distribution, Inc. (a)	2
700	Roadrunner Transportation Systems, Inc. (a)	10
928	Saia, Inc. (a)	15
423	Universal Truckload Services, Inc. (a)	7
545	USA Truck, Inc. (a)	7
2,814	Werner Enterprises, Inc.	64

		669

	Water Utilities — 0.09%
1,306	American States Water Co.	45
392	Artesian Resources Corp., Class – A	7
800	Cadiz, Inc. (a)	10
1,376	California Water Service Group	51
556	Connecticut Water Service, Inc.	16
1,014	Consolidated Water Co. Ltd.	9
966	Middlesex Water Co.	18
894	SJW Corp.	24
856	The York Water Co.	15

		195

	Wireless Telecommunication Services — 0.11%
3,200	FiberTower Corp. (a)	$14
6,500	ICO Global Communications (Holdings) Ltd. (a)	10
1,600	Shenandoah Telecommunications Co.	30
4,500	Syniverse Holdings, Inc. (a)	139
200	TESSCO Technologies, Inc.	3
1,445	USA Mobility, Inc.	26

		222

	Total SSgA Funds Management, Inc.	77,943

	Total Common Stocks	204,688

	Preferred Stocks — 0.02%
	Pzena Investment Management, LLC — 0.02%
	Home Furnishings — 0.02%
503	Sealy Corp.	44

	Total Preferred Stocks	44

Shares or Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.00%
	SSgA Funds Management, Inc. — 0.00%
	Asset Management & Custody Banks — 0.00%
$1	GAMCO Investors, Inc., 0.00%, 12/31/15 (b)	$1

	Total Corporate Bonds	1

	U.S. Treasury Obligations — 0.03%
	SSgA Funds Management, Inc. — 0.03%
10	U.S. Treasury Bills, 0.11%, 1/6/11 (c)(d)	10
40	U.S. Treasury Bills, 0.11%, 1/20/11 (c)(d)	40

	Total U.S. Treasury Obligations	50

	Time Deposits — 1.00%
	Frontier Capital Management Company, LLC — 0.29%
594	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	594

	IronBridge Capital Management LP — 0.44%
919	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	919

	Pzena Investment Management, LLC — 0.27%
564	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	564

	Total Time Deposits	2,077

	Mutual Funds — 0.16%
	SSgA Funds Management, Inc. — 0.16%
326,505	Alliance Money Market Fund Prime Portfolio, 0.16% (e)	327
737	Kayne Anderson Energy Development Fund	13

	Total Mutual Funds	340

	Total Investments (cost $170,366) — 99.98%	207,200

	Other assets in excess of liabilities — 0.02%	32

	Net Assets — 100.00%	$207,232

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(d)	Rate disclosed represents effective yield at purchase.

(e)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
6	Russell 2000 Mini Future	$469	Mar-11	$4

	Net Unrealized Appreciation/(Depreciation)			$4

See accompanying notes to financial statements

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.38%
	Diversified Real Estate Activities — 3.63%
291,000	Brookfield Asset Management, Inc., Class – A	$9,687

	Diversified REITs — 6.19%
1,683,208	Dexus Property Group	1,368
258,178	Land Securities Group PLC	2,713
149,208	Vornado Realty Trust	12,433

		16,514

	Health Care Facilities — 4.20%
523,400	Brookdale Senior Living, Inc. (a)	11,206

	Hotels, Resorts & Cruise Lines — 1.00%
59,801	Accor SA	2,661

	Industrial REITs — 4.93%
379,800	AMB Property Corp.	12,044
62,200	Terreno Realty Corp. (a)	1,115

		13,159

	Mortgage REITs — 0.55%
111,500	CreXus Investment Corp.	1,461

	Office REITs — 19.34%
153,100	Alexandria Real Estate Equities, Inc.	11,216
106,900	Boston Properties, Inc.	9,204
1,019,245	Douglas Emmett, Inc.	16,920
945,700	Duke Realty Corp.	11,783
74,800	Mack-Cali Realty Corp.	2,473

		51,596

	Real Estate Operating Companies — 4.51%
646,500	Forest City Enterprises, Inc., Class – A (a)	10,790
82,900	Hudson Pacific Properties, Inc.	1,248

		12,038

	Residential REITs — 11.45%
23,700	AvalonBay Communities, Inc.	2,667
184,300	Camden Property Trust	9,949
150,600	Equity Residential	7,824
429,100	UDR, Inc.	10,092

		30,532

	Retail REITs — 15.76%
390,300	Kimco Realty Corp.	7,041
173,200	Regency Centers Corp.	7,316
142,877	Saul Centers, Inc.	6,765
104,119	Simon Property Group, Inc.	10,359
35,534	Unibail-Rodamco SE	7,026
361,560	Westfield Group	3,542

		42,049

Shares or Principal Amount (000)	Security Description	Value (000)
	Specialized REITs — 23.82%
413,700	HCP, Inc.	$15,220
628,843	Host Hotels & Resorts, Inc.	11,238
134,600	Pebblebrook Hotel Trust	2,735
503,500	Plum Creek Timber Co., Inc.	18,856
104,200	Public Storage	10,568
94,000	Ventas, Inc.	4,933

		63,550

	Total Common Stocks	254,453

	Time Deposits — 4.14%
$11,062	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	11,062

	Total Time Deposits	11,062

	Total Investments (cost $207,330) — 99.52%	265,515
	Other assets in excess of liabilities — 0.48%	1,272

	Net Assets — 100.00%	$266,787

(a)	Represents non-income producing security.

REITs — Real Estate Investment Trusts

See accompanying notes to financial statements

HC CAPITAL TRUST

The Commodity Related Securities Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.83%
	Australia — 2.42%
2,204,160	Alumina Ltd. (Aluminum)	$5,590

	Brazil — 4.32%
113,500	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	4,295
188,800	Vale SA – Sponsored ADR (Steel)	5,705

		10,000

	Canada — 17.05%
160,200	Cameco Corp. (Coal & Consumable Fuels)	6,469
183,000	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	8,165
148,500	EnCana Corp. (Oil & Gas Exploration & Production)	4,346
30,200	First Quantum Minerals Ltd. (Diversified Metals & Mining)	3,281
46,500	Imperial Oil Ltd. (Integrated Oil & Gas)	1,884
225,300	Kinross Gold Corp. (Gold)	4,272
51,600	MEG Energy Corp. (Oil & Gas Exploration & Production) (a)	2,362
224,100	Suncor Energy, Inc. (Integrated Oil & Gas)	8,630

		39,409

	China — 2.44%
583,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	2,445
24,250	PetroChina Co. Ltd. – Sponsored ADR (Integrated Oil & Gas)	3,189

		5,634

	France — 1.83%
110,700	ArcelorMittal – Registered (Steel)	4,221

	India — 2.34%
114,260	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)	5,411

	Indonesia — 1.63%
11,199,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	3,762

	Ireland — 1.55%
171,811	CRH PLC (Construction Materials)	3,592

	Italy — 3.64%
192,500	Eni SpA – Sponsored ADR (Integrated Oil & Gas)	8,420

	Japan — 1.82%
1,704,000	Sumitomo Metal Industries Ltd. (Steel)	4,199

Shares	Security Description	Value (000)
	Mongolia — 1.30%
2,580,500	Mongolian Mining Corp. (Diversified Metals & Mining) (a)	$3,011

	Norway — 1.00%
97,300	Statoil ASA – Sponsored ADR (Integrated Oil & Gas)	2,313

	Russia — 3.30%
167,372	Gazprom – Sponsored ADR (Integrated Oil & Gas)	4,258
471,041	Rosneft Oil Co. OJSC – Registered Shares GDR (Integrated Oil & Gas)	3,373

		7,631

	South Africa — 5.78%
59,658	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	6,296
55,000	AngloGold Ashanti Ltd. – Sponsored ADR (Gold)	2,707
107,443	Gold Fields Ltd. (Gold)	1,970
45,800	Sasol Ltd. – Sponsored ADR (Integrated Oil & Gas)	2,384

		13,357

	United Kingdom — 22.11%
153,779	Anglo American PLC (Diversified Metals & Mining)	7,996
422,776	BG Group PLC (Integrated Oil & Gas)	8,542
250,801	BHP Billiton PLC (Diversified Metals & Mining)	9,974
160,000	BP PLC – Sponsored ADR (Integrated Oil & Gas)	7,067
161,819	Kazakhmys PLC (Diversified Metals & Mining)	4,071
35,282	Rio Tinto PLC (Diversified Metals & Mining)	2,468
69,400	Rio Tinto PLC – Sponsored ADR (Diversified Metals & Mining)	4,973
153,584	Vedanta Resources PLC (Diversified Metals & Mining)	6,026

		51,117

	United States — 24.30%
10,500	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)	397
199,500	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	5,169
122,600	CONSOL Energy, Inc. (Coal & Consumable Fuels)	5,976
3,700	Denbury Resources, Inc. (Oil & Gas Exploration & Production) (a)	71
48,000	Devon Energy Corp. (Oil & Gas Exploration & Production)	3,769

See accompanying notes to financial statements

HC CAPITAL TRUST

The Commodity Related Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
77,600	EOG Resources, Inc. (Oil & Gas Exploration & Production)	$7,093
72,200	EQT Corp. (Oil & Gas Exploration & Production)	3,237
186,400	Exxon Mobil Corp. (Integrated Oil & Gas)	13,630
22,400	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)	2,690
78,900	Nucor Corp. (Steel)	3,457
151,300	Southwestern Energy Co. (Oil & Gas Exploration & Production) (a)	5,663
105,000	Ultra Petroleum Corp. (Oil & Gas Exploration & Production) (a)	5,016

		56,168

	Total Common Stocks	223,835

Principal Amount (000)	Security Description	Value (000)
	Time Deposits — 3.06%
$7,085	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	$7,085

	Total Time Deposits	7,085

	Total Investments (cost $195,250) — 99.89%	230,920
	Other assets in excess of liabilities — 0.11%	254

	Net Assets — 100.00%	$231,174

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
156,898	Canadian Dollar	Standard Chartered Bank	1/6/11	$154	$157	$(3)
30,699	Canadian Dollar	Standard Chartered Bank	1/7/11	30	31	(1)

	Total Currencies Sold			$184	$188	$(4)

	Net Unrealized Appreciation/(Depreciation)					$(4)

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.02%
	Artisan Partners LP — 23.09%
	Australia — 0.43%
51,630	Coca-Cola Amatil Ltd. (Soft Drinks)	$574
740,189	Foster’s Group Ltd. (Brewers)	4,299

		4,873

	Belgium — 0.27%
52,747	Anheuser-Busch InBev NV (Brewers)	3,016

	Canada — 0.62%
19,806	Canadian National Railway Co. (Railroads)	1,316
88,328	Canadian Pacific Railway Ltd. (Railroads)	5,725

		7,041

	China — 2.01%
47,430	Baidu, Inc., Class – A – Sponsored ADR (Internet Software & Services) (a)	4,578
224,346	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,391
4,012,224	China Construction Bank Corp., H Shares (Diversified Banks)	3,598
601,659	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	2,458
361,215	China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	1,427
617,157	China Overseas Land & Investment Ltd. (Real Estate Development)	1,142
690,200	China Resources Land Ltd. (Real Estate Development)	1,261
63,625	Ctrip.com International Ltd. – Sponsored ADR (Hotels, Resorts & Cruise Lines) (a)	2,573
1,031	E-Commerce China Dangdang, Inc., Class – A – Sponsored ADR (Internet Retail) (a)	28
2,211,391	Huabao International Holdings Ltd. (Specialty Chemicals)	3,579
36,800	Tencent Holdings Ltd. (Internet Software & Services)	800
883	Youku.com, Inc., Class – A – Sponsored ADR (Systems Software) (a)	31

		22,866

	Denmark — 0.09%
38,970	Danske Bank A/S (Diversified Banks) (a)	999

	France — 2.59%
59,629	BNP Paribas (Diversified Banks)	3,793
53,262	Compagnie de Saint-Gobain (Building Products)	2,740

Shares	Security Description	Value (000)
	France (continued)
3,875	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	$637
447,935	Natixis (Diversified Banks) (a)	2,095
79,732	Pernod Ricard SA (Distillers & Vintners)	7,495
29,583	Publicis Groupe (Advertising)	1,542
32,136	Renault SA (Automobile Manufacturers) (a)	1,868
25,083	Unibail-Rodamco SE (Retail REITs)	4,960
80,038	Vinci SA (Construction & Engineering)	4,350

		29,480

	Germany — 2.91%
8,911	Adidas AG (Apparel, Accessories & Luxury Goods)	587
37,880	BASF SE (Diversified Chemicals)	3,037
108,764	Bayer AG (Pharmaceuticals)	8,000
10,816	Brenntag AG (Trading Companies & Distributors) (a)(b)	1,098
108,635	Daimler AG (Automobile Manufacturers) (a)	7,391
36,489	Linde AG (Industrial Gases)	5,563
16,906	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	2,561
29,034	Rhoen-Klinikum AG (Health Care Facilities)	636
33,173	Siemens AG (Industrial Conglomerates)	4,129

		33,002

	Hong Kong — 4.59%
1,740,200	AIA Group Ltd. (Life & Health Insurance) (a)(b)	4,892
598,331	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	2,036
233,100	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	3,596
276,500	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	313
120,778	Hang Seng Bank Ltd. (Diversified Banks)	1,986
476,400	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	3,248
148,600	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	3,370
196,630	HongKong Land Holdings Ltd. (Diversified Real Estate Activities)	1,420
700,000	Li & Fung Ltd. (Distributors)	4,062
785,174	New World Development Co. Ltd (Diversified Real Estate Activities)	1,475

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Hong Kong (continued)
1,388,045	NWS Holdings Ltd. (Industrial Conglomerates)	$2,107
4,714,436	Sands China Ltd. (Casinos & Gaming) (a)	10,360
1,865,500	Sino Land Co. Ltd. (Diversified Real Estate Activities)	3,490
246,400	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	4,093
150,400	The Bank of East Asia Ltd. (Diversified Banks)	630
2,255,497	Wynn Macau Ltd. (Casinos & Gaming)	5,049

		52,127

	Italy — 0.27%
1,127,545	Intesa Sanpaolo (Diversified Banks)	3,058

	Japan — 1.29%
37,200	Canon, Inc. (Office Electronics)	1,929
104,600	Honda Motor Co. Ltd. (Automobile Manufacturers)	4,143
306,900	MITSUI & CO. Ltd. (Trading Companies & Distributors)	5,070
100,300	SOFTBANK Corp. (Wireless Telecommunication Services)	3,474

		14,616

	Netherlands — 1.52%
52,876	Akzo Nobel NV (Diversified Chemicals)	3,284
203,678	ASML Holding NV (Semiconductor Equipment)	7,865
399,154	ING Groep NV (Other Diversified Financial Services) (a)	3,882
86,921	TNT NV (Air Freight & Logistics)	2,294

		17,325

	Singapore — 0.45%
107,400	City Developments Ltd. (Diversified Real Estate Activities)	1,052
1,175,787	Genting Singapore PLC (Casinos & Gaming) (a)	2,007
272,600	Oversea-Chinese Banking Corp. Ltd. (Diversified Banks)	2,099

		5,158

	Spain — 0.57%
147,565	Amadeus IT Holding SA, A Shares (Data Processing & Outsourced Services) (a)(b)	3,092
44,524	Industria de Diseno Textil SA (Apparel Retail) (b)	3,333

		6,425

Shares	Security Description	Value (000)
	Sweden — 0.25%
145,405	Sandvik AB (Industrial Machinery)	$2,836

	Switzerland — 1.85%
81,422	Adecco SA (Human Resource & Employment Services)	5,335
179,255	Nestle SA (Packaged Foods & Meats)	10,500
835	Roche Holding AG (Pharmaceuticals)	128
11,208	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	4,998

		20,961

	Turkey — 0.01%
9,813	Coca-Cola Icecek A/S (Soft Drinks)	130

	United Kingdom — 3.26%
542,594	Experian PLC (Research and Consulting Services)	6,750
162,026	Imperial Tobacco Group PLC (Tobacco)	4,971
1,415,566	Kingfisher PLC (Home Improvement Retail)	5,812
45,017	Standard Chartered PLC (Diversified Banks)	1,211
1,091,916	Tesco PLC (Food Retail)	7,234
622,969	WPP PLC (Broadcasting)	7,667
145,843	Xstrata PLC (Diversified Metals & Mining)	3,423

		37,068

	United States — 0.11%
25,666	Accenture PLC, Class – A (IT Consulting & Other Services)	1,244

	Total Artisan Partners LP	262,225

	Capital Guardian Trust Co. — 41.02%
	Australia — 1.57%
223,704	Alumina Ltd. (Aluminum)	567
63,913	Brambles Ltd. (Diversified Support Services)	466
198,119	Coca-Cola Amatil Ltd. (Soft Drinks)	2,200
104,238	CSL Ltd. (Biotechnology)	3,868
167,099	Iluka Resources Ltd. (Diversified Metals & Mining) (a)	1,562
58,736	Newcrest Mining Ltd. (Gold)	2,429
1,016,881	Qantas Airways Ltd. (Airlines) (a)	2,641
884,292	Telstra Corp. Ltd. (Integrated Telecommunication Services)	2,523
56,664	Woolworths Ltd. (Food Retail)	1,563

		17,819

	Austria — 0.37%
37,491	Andritz AG (Industrial Machinery)	3,446
30,318	Telekom Austria AG (Integrated Telecommunication Services)	426

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Austria (continued)
7,323	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	$380

		4,252

	Brazil — 0.54%
22,000	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	446
121,700	Hypermarcas SA (Personal Products) (a)	1,652
4,800	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	182
15,200	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	519
111,900	Vale SA – Sponsored ADR (Steel)	3,382

		6,181

	Canada — 2.90%
146,100	Barrick Gold Corp. (Gold)	7,770
26,700	BCE, Inc. (Integrated Telecommunication Services)	949
145,300	Cameco Corp. (Coal & Consumable Fuels)	5,891
23,800	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	1,062
74,600	Cenovus Energy, Inc. (Integrated Oil & Gas)	2,498
198,300	Centerra Gold, Inc. (Gold) (b)	3,958
6,200	First Quantum Minerals Ltd. (Diversified Metals & Mining)	674
44,700	Inmet Mining Corp. (Diversified Metals & Mining)	3,474
30,200	Intact Financial Corp. (Property & Casualty Insurance)	1,545
44,200	Ivanhoe Mines Ltd. (Diversified Metals & Mining) (a)	1,023
16,000	Onex Corp. (Multi-Sector Holdings)	487
6,900	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	1,072
59,100	Telus Corp. (Integrated Telecommunication Services)	2,571

		32,974

	China — 0.59%
950,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks) (a)	477
2,919,613	Bank of China Ltd., H Shares (Diversified Banks)	1,540

Shares	Security Description	Value (000)
	China (continued)
521,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	$628
236,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	992
1,854,058	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,381
37,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,654

		6,672

	Denmark — 0.60%
50,288	Novo Nordisk A/S, Class – B (Pharmaceuticals)	5,672
137,000	TDC A/S (Integrated Telecommunication Services) (a)(b)	1,190

		6,862

	Finland — 0.41%
144,529	Sampo Oyj, A Shares (Multi-line Insurance)	3,872
70,348	Stora Enso Oyj, R Shares (Paper Products)	722

		4,594

	France — 3.70%
17,317	Air Liquide SA (Industrial Gases)	2,190
40,299	AXA SA (Multi-line Insurance) (b)	670
101,296	BNP Paribas (Diversified Banks) (b)	6,444
81,285	Bouygues SA (Construction & Engineering)	3,503
15,093	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber) (b)	1,083
113,253	Danone SA (Packaged Foods & Meats)	7,115
47,105	GDF Suez (Multi-Utilities)	1,690
34,215	JC Decaux SA (Advertising) (a)	1,052
21,137	L’Oreal SA (Personal Products)	2,346
11,308	Lafarge SA (Construction Materials)	709
6,573	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	1,081
93,556	Pernod Ricard SA (Distillers & Vintners)	8,795
29,100	Societe Generale (Diversified Banks)	1,564
35,718	Total SA (Integrated Oil & Gas)	1,892
63,290	Veolia Environnement (Multi-Utilities)	1,849

		41,983

	Germany — 3.19%
13,788	Allianz SE (Multi-line Insurance)	1,639

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Germany (continued)
60,810	Bayer AG (Pharmaceuticals)	$4,473
11,572	Bayerische Motoren Werke AG (Automobile Manufacturers)	908
10,700	Brenntag AG (Trading Companies & Distributors) (a)(b)	1,086
107,510	Daimler AG (Automobile Manufacturers) (a)	7,314
23,288	Deutsche Bank AG (Diversified Capital Markets)	1,215
34,608	HeidelbergCement AG (Construction Materials)	2,162
10,692	K+S AG (Fertilizers & Agricultural Chemicals) (b)	809
4,863	Linde AG (Industrial Gases)	741
7,166	Metro AG (Hypermarkets & Super Centers)	516
13,199	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	2,000
136,681	SAP AG (Application Software)	6,926
51,924	Siemens AG (Industrial Conglomerates)	6,464

		36,253

	Hong Kong — 2.03%
1,554,400	AIA Group Ltd. (Life & Health Insurance) (a)(b)	4,370
306,000	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,041
1,722,270	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	4,059
426,000	Li & Fung Ltd. (Distributors)	2,472
51,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	847
103,500	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	1,702
269,780	The Bank of East Asia Ltd. (Diversified Banks)	1,130
454,000	The Link REIT (Retail REITs)	1,411
603,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	4,639
406,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	1,040
27,500	Wing Hang Bank Ltd. (Diversified Banks)	380

		23,091

	India — 0.25%
3,700	HDFC Bank Ltd. – Sponsored ADR (Diversified Banks)	618
18,400	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	932

Shares	Security Description	Value (000)
	India (continued)
27,600	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing)	$1,307

		2,857

	Ireland — 0.38%
208,294	CRH PLC (Construction Materials)	4,314

	Israel — 0.14%
94,425	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,620

	Japan — 7.38%
330,000	Aozora Bank Ltd. (Diversified Banks)	683
61,700	Canon, Inc. (Office Electronics)	3,200
124,800	DENSO Corp. (Auto Parts & Equipment)	4,308
18,000	Fanuc Ltd. (Industrial Machinery)	2,765
24,900	IBIDEN Co. Ltd. (Electronic Components)	786
249,000	ISUZU MOTORS Ltd. (Automobile Manufacturers)	1,132
59,000	JGC Corp. (Construction & Engineering)	1,284
121,000	Kawasaki Kisen Kaisha Ltd. (Marine)	532
20,700	Keyence Corp. (Electronic Equipment & Instruments)	5,998
89,700	Kurita Water Industries Ltd. (Industrial Machinery)	2,827
517,000	Mazda Motor Corp. (Automobile Manufacturers)	1,484
35,300	Mitsubishi Corp. (Trading Companies & Distributors)	956
128,600	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	696
132,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	2,633
448,000	Mitsui O.S.K. Lines Ltd. (Marine)	3,058
110,100	Murata Manufacturing Co. Ltd. (Electronic Components)	7,718
18,000	Nintendo Co. Ltd. (Home Entertainment Software)	5,284
327	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	571
45,700	Oracle Corp. Japan (Systems Software)	2,246
7,400	Shimamura Co. Ltd. (Apparel Retail)	687
21,800	SMC Corp. (Industrial Machinery)	3,736
345,800	SOFTBANK Corp. (Wireless Telecommunication Services)	11,975
18,800	SONY Corp. (Electrical Components & Equipment)	678
200,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	986
182,800	Sumitomo Corp. (Trading Companies & Distributors)	2,588

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
53,900	Suzuki Motor Corp. (Automobile Manufacturers)	$1,328
50,100	Sysmex Corp. (Health Care Equipment)	3,475
15,300	TDK Corp. (Electronic Components)	1,065
12,100	Terumo Corp. (Health Care Equipment)	681
28,500	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	852
20,900	Tokyo Electron Ltd. (Semiconductor Equipment)	1,324
147,800	Trend Micro, Inc. (Systems Software)	4,882
3,562	Yahoo Japan Corp. (Internet Software & Services)	1,382

		83,800

	Jersey — 0.32%
149,145	Shire PLC (Pharmaceuticals)	3,588

	Luxembourg — 0.35%
37,368	SES – FDR (Cable & Satellite)	919
128,320	SES – FDR, Class – A (Cable & Satellite)	3,054

		3,973

	Malaysia — 0.06%
265,000	CIMB Group Holdings Berhad (Diversified Banks)	731

	Mexico — 0.41%
67,600	America Movil SAB de CV, Series L – Sponsored ADR (Wireless Telecommunication Services)	3,876
47,600	Telefonos de Mexico SAB de CV, Series L – Sponsored ADR (Integrated Telecommunication Services)	768

		4,644

	Netherlands — 1.75%
171,532	ASML Holding NV (Semiconductor Equipment)	6,623
28,428	ASML Holding NV – NYS (Semiconductor Equipment)	1,090
18,600	European Aeronautic Defence and Space Co. (Aerospace & Defense) (a)	434
18,400	Koninklijke DSM NV (Diversified Chemicals)	1,047
509,598	Koninklijke KPN NV (Integrated Telecommunication Services)	7,435
146,180	Wolters Kluwer NV (Publishing)	3,203

		19,832

	Norway — 0.35%
116,405	Seadrill Ltd. (Oil & Gas Drilling)	3,936

Shares	Security Description	Value (000)
	Papua New Guinea — 0.22%
347,771	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	$2,504

	Poland — 0.11%
6,700	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance) (b)	805
85,700	Telekomunikacja Polska SA (Integrated Telecommunication Services)	474

		1,279

	Russia — 0.37%
163,678	Gazprom – Sponsored ADR (Integrated Oil & Gas)	4,164

	Singapore — 0.32%
246,141	DBS Group Holdings Ltd. (Diversified Banks)	2,747
193,000	Olam International Ltd. (Food Distributors)	472
84,000	Wilmar International Ltd. (Industrial Conglomerates)	369

		3,588

	South Africa — 0.06%
18,000	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	638

	South Korea — 1.26%
38,500	Hynix Semiconductor, Inc. (Semiconductors) (a)	814
8,500	Hyundai Mobis (Auto Parts & Equipment) (a)	2,131
8,830	LG Chem Ltd. (Commodity Chemicals) (a)	3,043
9,968	Samsung Electronics Co. Ltd. (Semiconductors)	8,337

		14,325

	Spain — 0.28%
13,572	Industria de Diseno Textil SA (Apparel Retail)	1,016
62,200	Repsol YPF SA (Integrated Oil & Gas)	1,733
18,380	Telefonica SA (Integrated Telecommunication Services)	416

		3,165

	Sweden — 0.70%
116,850	Assa Abloy AB, Class – B (Building Products)	3,294
63,814	Hennes & Mauritz AB, B Shares (Apparel Retail)	2,127
99,728	Svenska Cellulosa AB, B Shares (Paper Products)	1,576
30,300	Svenska Handelsbanken AB, A Shares (Diversified Banks)	969

		7,966

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Switzerland — 3.48%
18,925	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	$1,114
16,486	Credit Suisse Group AG (Diversified Capital Markets)	664
55,886	Holcim Ltd. – Registered (Construction Materials) (b)	4,224
58,658	Nestle SA (Packaged Foods & Meats)	3,436
74,276	Novartis AG – Registered (Pharmaceuticals)	4,367
63,160	Roche Holding AG – Genusscheine (Pharmaceuticals)	9,257
8,600	Swisscom AG – Registered (Integrated Telecommunication Services)	3,782
11,445	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	3,349
8,422	Synthes, Inc. (Health Care Equipment)	1,138
17,300	Transocean Ltd. (Oil & Gas Drilling) (a)	1,186
429,647	UBS AG – Registered (Diversified Capital Markets) (a)(b)	7,056

		39,573

	Taiwan — 0.06%
86,610	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR (Electronic Manufacturing Services)	693

	United Kingdom — 6.87%
58,422	Anglo American PLC (Diversified Metals & Mining)	3,038
350,938	ARM Holdings PLC (Semiconductors)	2,316
11,955	AstraZeneca PLC (Pharmaceuticals)	545
59,300	Autonomy Corp. PLC (Application Software) (a)	1,391
1,031,379	Barclays PLC (Diversified Banks)	4,207
347,106	BG Group PLC (Integrated Oil & Gas)	7,013
137,397	BHP Billiton PLC (Diversified Metals & Mining)	5,464
766,400	Cable & Wireless Worldwide PLC (Alternative Carriers)	785
469,100	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)	3,071
105,100	Diageo PLC (Distillers & Vintners)	1,941
1,070,400	Dixons Retail PLC (Computer & Electronics Retail) (a)	382
899,300	GKN PLC (Auto Parts & Equipment)	3,115
82,800	HSBC Holdings PLC (Diversified Banks)	849

Shares	Security Description	Value (000)
	United Kingdom (continued)
737,648	HSBC Holdings PLC (Diversified Banks)	$7,487
183,888	Imperial Tobacco Group PLC (Tobacco)	5,641
4,256,100	Lloyds Banking Group PLC (Diversified Banks) (a)	4,359
100,660	National Grid PLC (Multi-Utilities)	868
122,700	Premier Farnell PLC (Technology Distributors)	549
169,039	Prudential PLC (Life & Health Insurance)	1,760
73,667	Rio Tinto PLC (Diversified Metals & Mining)	5,152
35,100	Rotork PLC (Industrial Machinery)	1,000
191,970	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	6,343
6,100	Shire PLC – Sponsored ADR (Pharmaceuticals)	442
20,083	Standard Chartered PLC (Diversified Banks)	547
49,617	Standard Chartered PLC (Diversified Banks)	1,335
972,589	Tesco PLC (Food Retail)	6,444
167,100	Vodafone Group PLC (Wireless Telecommunication Services)	432
66,634	Xstrata PLC (Diversified Metals & Mining)	1,564

		78,040

	Total Capital Guardian Trust Co.	465,911

	Causeway Capital Management LLC — 33.91%
	Canada — 0.12%
142,400	Precision Drilling Corp. (Oil & Gas Drilling) (a)	1,375

	China — 0.58%
1,839,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	6,615

	France — 3.33%
347,165	AXA SA (Multi-line Insurance)	5,775
90,635	BNP Paribas (Diversified Banks)	5,765
159,281	Sanofi-Aventis (Pharmaceuticals)	10,183
69,356	Technip SA (Oil & Gas Equipment & Services)	6,403
179,504	Vinci SA (Construction & Engineering)	9,757

		37,883

	Germany — 4.10%
82,017	Bayer AG (Pharmaceuticals)	6,033
414,016	Deutsche Post AG (Air Freight & Logistics)	6,992

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Germany (continued)
151,250	E.ON AG (Electric Utilities)	$4,621
74,564	Linde AG (Industrial Gases)	11,367
43,254	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	6,553
88,190	Siemens AG (Industrial Conglomerates)	10,978

		46,544

	Greece — 0.45%
293,719	OPAP SA (Casinos & Gaming)	5,078

	Italy — 0.95%
981,867	Snam Rete Gas SpA (Gas Utilities)	4,880
2,881,024	UniCredit SpA (Diversified Banks)	5,959

		10,839

	Japan — 7.14%
45,300	Fanuc Ltd. (Industrial Machinery)	6,959
2,524,000	HASEKO Corp. (Homebuilding) (a)	2,239
188,900	Honda Motor Co. Ltd. (Automobile Manufacturers)	7,482
318,000	JGC Corp. (Construction & Engineering)	6,923
857	KDDI Corp. (Wireless Telecommunication Services)	4,952
1,100,800	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	5,953
115,700	Sankyo Co. Ltd. (Leisure Products)	6,535
176,300	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	9,557
34,900	SMC Corp. (Industrial Machinery)	5,981
2,744	Sony Financial Holdings, Inc. (Life & Health Insurance) (b)	11,105
84,900	Tokyo Electron Ltd. (Semiconductor Equipment)	5,376
203,100	Toyota Motor Corp. (Automobile Manufacturers)	8,057

		81,119

	Netherlands — 3.70%
184,278	Akzo Nobel NV (Diversified Chemicals)	11,445
302,903	European Aeronautic Defence and Space Co. (Aerospace & Defense) (a)	7,058
92,315	Gemalto NV (Computer Storage & Peripherals)	3,928
819,157	Reed Elsevier NV (Publishing)	10,131
357,465	TNT NV (Air Freight & Logistics)	9,433

		41,995

Shares	Security Description	Value (000)
	Norway — 0.87%
579,120	Aker Solutions ASA (Oil & Gas Equipment & Services)	$9,856

	Singapore — 0.57%
546,000	Singapore Airlines Ltd. (Airlines)	6,511

	South Korea — 1.28%
22,549	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)	8,804
99,952	KT&G Corp. (Tobacco) (a)	5,699

		14,503

	Spain — 0.99%
410,875	Banco Santander SA (Diversified Banks)	4,352
345,584	Enagas (Gas Utilities)	6,887

		11,239

	Sweden — 0.67%
916,563	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	7,651

	Switzerland — 3.80%
69,645	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	4,098
6,746	Givaudan SA – Registered (Specialty Chemicals)	7,282
120,316	Novartis AG – Registered (Pharmaceuticals)	7,073
47,388	Roche Holding AG – Genusscheine (Pharmaceuticals)	6,946
44,178	Transocean Ltd. (Oil & Gas Drilling) (a)	3,027
519,679	UBS AG – Registered (Diversified Capital Markets) (a)	8,535
23,965	Zurich Financial Services AG (Multi-line Insurance)	6,210

		43,171

	United Kingdom — 5.36%
912,999	Aviva PLC (Multi-line Insurance)	5,593
254,230	Balfour Beatty PLC (Construction & Engineering)	1,240
184,003	British American Tobacco PLC (Tobacco)	7,066
115,304	Eurasian Natural Resource Corp. (Diversified Metals & Mining)	1,884
639,266	HSBC Holdings PLC (Diversified Banks)	6,555
586,741	Michael Page International PLC (Human Resource & Employment Services)	5,076
1,068,880	Rexam PLC (Metal & Glass Containers)	5,544

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	United Kingdom (continued)
125,486	Rio Tinto PLC (Diversified Metals & Mining)	$8,777
1,017,427	Rolls-Royce Group PLC (Aerospace & Defense)	9,881
3,567,949	Vodafone Group PLC (Wireless Telecommunication Services)	9,222

		60,838

	Total Causeway Capital Management LLC	385,217

	Total Common Stocks	1,113,353

	Convertible Corporate Bonds — 0.02%
	Capital Guardian Trust Co. — 0.02%
$200	SeaDrill Ltd., 3.63%, 11/8/12 (Oil & Gas Drilling)	248

	Total Convertible Corporate Bonds	248

	Time Deposits — 2.02%
	Artisan Partners LP — 0.63%
7,139	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	7,139

	Capital Guardian Trust Co. — 0.93%
10,560	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	10,560

Shares or Principal Amount (000)	Security Description	Value (000)
	Causeway Capital Management LLC — 0.46%
$5,301	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	$5,301

	Total Time Deposits	23,000

	Rights — 0.01%
	Capital Guardian Trust Co. — 0.01%
44,200	Ivanhoe Mines Ltd. (Diversified Metals & Mining)	60

	Total Rights	60

	Total Investments (cost $842,097) — 100.07%	1,136,661
	Liabilities in excess of other assets — (0.07)%	(783)

	Net Assets — 100.00%	$1,135,878

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Shares

REITs — Real Estate Investment Trusts

Currency Contracts

Capital Guardian Trust Co.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
8,115,748	Euro	Bank of New York	1/24/11	$10,680	$10,843	$(163)

	Total Currencies Sold			$10,680	$10,843	$(163)

	Net Unrealized Appreciation/(Depreciation)					$(163)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.26%
	Artisan Partners LP — 25.53%
	Australia — 0.46%
67,032	Coca-Cola Amatil Ltd. (Soft Drinks)	$745
1,275,642	Foster’s Group Ltd. (Brewers)	7,409

		8,154

	Belgium — 0.30%
93,135	Anheuser-Busch InBev NV (Brewers)	5,326

	Canada — 0.67%
34,971	Canadian National Railway Co. (Railroads)	2,324
148,924	Canadian Pacific Railway Ltd. (Railroads)	9,652

		11,976

	China — 2.23%
80,075	Baidu, Inc., Class – A – Sponsored ADR (Internet Software & Services) (a)	7,730
396,923	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,461
6,909,900	China Construction Bank Corp., H Shares (Diversified Banks)	6,196
1,065,903	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	4,354
641,370	China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	2,533
1,104,154	China Overseas Land & Investment Ltd. (Real Estate Development)	2,043
1,220,000	China Resources Land Ltd. (Real Estate Development)	2,229
107,740	Ctrip.com International Ltd. – Sponsored ADR (Hotels, Resorts & Cruise Lines) (a)	4,358
1,823	E-Commerce China Dangdang, Inc., Class – A – Sponsored ADR (Internet Retail) (a)	49
3,798,931	Huabao International Holdings Ltd. (Specialty Chemicals)	6,149
65,000	Tencent Holdings Ltd. (Internet Software & Services)	1,413
1,562	Youku.com, Inc., Class – A – Sponsored ADR (Systems Software) (a)	55

		39,570

	Denmark — 0.10%
66,345	Danske Bank A/S (Diversified Banks) (a)	1,701

	France — 2.86%
102,884	BNP Paribas (Diversified Banks)	6,545
93,947	Compagnie de Saint-Gobain (Building Products)	4,833

Shares	Security Description	Value (000)
	France (continued)
6,226	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	$1,024
791,399	Natixis (Diversified Banks) (a)	3,701
136,743	Pernod Ricard SA (Distillers & Vintners)	12,855
51,766	Publicis Groupe (Advertising)	2,697
55,704	Renault SA (Automobile Manufacturers) (a)	3,237
42,768	Unibail-Rodamco SE (Retail REITs)	8,457
137,271	Vinci SA (Construction & Engineering)	7,461

		50,810

	Germany — 3.22%
15,861	Adidas AG (Apparel, Accessories & Luxury Goods)	1,045
66,874	BASF SE (Diversified Chemicals)	5,362
187,394	Bayer AG (Pharmaceuticals)	13,783
19,297	Brenntag AG (Trading Companies & Distributors) (a)(b)	1,959
187,179	Daimler AG (Automobile Manufacturers) (a)	12,734
62,891	Linde AG (Industrial Gases)	9,588
29,850	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	4,522
46,090	Rhoen-Klinikum AG (Health Care Facilities)	1,010
57,337	Siemens AG (Industrial Conglomerates)	7,138

		57,141

	Hong Kong — 5.07%
3,008,600	AIA Group Ltd. (Life & Health Insurance) (a)(b)	8,458
1,015,477	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	3,456
402,900	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	6,215
476,200	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	539
214,676	Hang Seng Bank Ltd. (Diversified Banks)	3,530
819,900	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	5,591
256,200	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	5,811
347,789	HongKong Land Holdings Ltd. (Diversified Real Estate Activities)	2,511
1,208,000	Li & Fung Ltd. (Distributors)	7,009
1,329,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	2,496

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Hong Kong (continued)
2,452,500	NWS Holdings Ltd. (Industrial Conglomerates)	$3,723
8,151,283	Sands China Ltd. (Casinos & Gaming) (a)	17,912
3,212,500	Sino Land Co. Ltd. (Diversified Real Estate Activities)	6,010
420,800	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	6,989
267,800	The Bank of East Asia Ltd. (Diversified Banks)	1,121
3,884,300	Wynn Macau Ltd. (Casinos & Gaming)	8,696

		90,067

	Italy — 0.30%
1,945,466	Intesa Sanpaolo (Diversified Banks)	5,277

	Japan — 1.43%
64,300	Canon, Inc. (Office Electronics)	3,335
180,800	Honda Motor Co. Ltd. (Automobile Manufacturers)	7,161
528,600	MITSUI & CO. Ltd. (Trading Companies & Distributors)	8,733
177,100	SOFTBANK Corp. (Wireless Telecommunication Services)	6,133

		25,362

	Netherlands — 1.68%
91,063	Akzo Nobel NV (Diversified Chemicals)	5,656
350,810	ASML Holding NV (Semiconductor Equipment)	13,546
689,086	ING Groep NV (Other Diversified Financial Services) (a)	6,702
149,208	TNT NV (Air Freight & Logistics)	3,937

		29,841

	Singapore — 0.51%
191,100	City Developments Ltd. (Diversified Real Estate Activities)	1,871
1,989,382	Genting Singapore PLC (Casinos & Gaming) (a)	3,396
482,000	Oversea-Chinese Banking Corp. Ltd. (Diversified Banks)	3,711

		8,978

	Spain — 0.63%
260,514	Amadeus IT Holding SA, A Shares (Data Processing & Outsourced Services) (a)(b)	5,458

Shares	Security Description	Value (000)
	Spain (continued)
76,553	Industria de Diseno Textil SA (Apparel Retail)	$5,731

		11,189

	Sweden — 0.28%
256,772	Sandvik AB (Industrial Machinery)	5,009

	Switzerland — 2.03%
139,694	Adecco SA (Human Resource & Employment Services)	9,154
308,709	Nestle SA (Packaged Foods & Meats)	18,082
1,453	Roche Holding AG (Pharmaceuticals)	222
19,308	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	8,610

		36,068

	Turkey — 0.03%
42,900	Coca-Cola Icecek AS (Soft Drinks)	568

	United Kingdom — 3.61%
934,869	Experian PLC (Research and Consulting Services)	11,630
282,140	Imperial Tobacco Group PLC (Tobacco)	8,656
2,442,488	Kingfisher PLC (Home Improvement Retail)	10,029
80,142	Standard Chartered PLC (Diversified Banks)	2,155
1,880,479	Tesco PLC (Food Retail)	12,459
1,077,626	WPP PLC (Broadcasting)	13,263
252,423	Xstrata PLC (Diversified Metals & Mining)	5,924

		64,116

	United States — 0.12%
45,373	Accenture PLC, Class – A (IT Consulting & Other Services)	2,200

	Total Artisan Partners LP	453,353

	Capital Guardian Trust Co. — 38.72%
	Australia — 1.52%
322,571	Alumina Ltd. (Aluminum)	818
139,379	Brambles Ltd. (Diversified Support Services)	1,015
303,371	Coca-Cola Amatil Ltd. (Soft Drinks)	3,369
155,309	CSL Ltd. (Biotechnology)	5,764
257,664	Iluka Resources Ltd. (Diversified Metals & Mining) (a)	2,408
101,632	Newcrest Mining Ltd. (Gold)	4,203
1,550,873	Qantas Airways Ltd. (Airlines) (a)	4,028
1,054,066	Telstra Corp. Ltd. (Integrated Telecommunication Services)	3,007
84,884	Woolworths Ltd. (Food Retail)	2,341

		26,953

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Austria — 0.28%
41,627	Andritz AG (Industrial Machinery)	$3,826
44,650	Telekom Austria AG (Integrated Telecommunication Services)	628
11,480	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	596

		5,050

	Brazil — 0.44%
34,000	Banco Bradesco SA – ADR (Diversified Banks)	690
183,700	Hypermarcas SA (Personal Products) (a)	2,494
7,800	Petroleo Brasileiro SA – ADR (Integrated Oil & Gas)	295
24,100	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	824
119,200	Vale SA – Sponsored ADR (Steel)	3,602

		7,905

	Canada — 2.85%
223,300	Barrick Gold Corp. (Gold)	11,875
39,700	BCE, Inc. (Integrated Telecommunication Services)	1,411
224,000	Cameco Corp. (Coal & Consumable Fuels)	9,082
35,400	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	1,580
117,000	Cenovus Energy, Inc. (Integrated Oil & Gas)	3,917
299,500	Centerra Gold, Inc. (Gold) (b)	5,978
9,800	First Quantum Minerals Ltd. (Diversified Metals & Mining)	1,065
73,000	Inmet Mining Corp. (Diversified Metals & Mining)	5,674
46,300	Intact Financial Corp. (Property & Casualty Insurance)	2,369
81,600	Ivanhoe Mines Ltd. (Diversified Metals & Mining) (a)	1,888
24,600	Onex Corp. (Multi-Sector Holdings)	748
5,200	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	808
94,900	Telus Corp. (Integrated Telecommunication Services)	4,129

		50,524

	China — 0.57%
1,337,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks) (a)	671

Shares	Security Description	Value (000)
	China (continued)
4,587,335	Bank of China Ltd., H Shares (Diversified Banks)	$2,420
777,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	936
361,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,516
2,777,952	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,069
56,400	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	2,481

		10,093

	Denmark — 0.48%
58,712	Novo Nordisk A/S, Class – B (Pharmaceuticals)	6,622
211,000	TDC A/S (Integrated Telecommunication Services) (a)(b)	1,833

		8,455

	Finland — 0.33%
221,354	Sampo Oyj, A Shares (Multi-line Insurance)	5,930

	France — 3.37%
19,340	Air Liquide SA (Industrial Gases)	2,446
52,717	AXA SA (Multi-line Insurance)	877
154,647	BNP Paribas (Diversified Banks) (b)	9,837
116,015	Bouygues SA (Construction & Engineering)	5,000
23,042	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber) (b)	1,653
187,589	Danone SA (Packaged Foods & Meats)	11,785
71,895	GDF Suez (Multi-Utilities)	2,579
51,885	JC Decaux SA (Advertising) (a)	1,596
19,263	L’Oreal SA (Personal Products)	2,138
9,785	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	1,609
144,396	Pernod Ricard SA (Distillers & Vintners)	13,574
45,100	Societe Generale (Diversified Banks)	2,424
57,033	Total SA (Integrated Oil & Gas)	3,022
45,699	Veolia Environnement (Multi-Utilities)	1,335

		59,875

	Germany — 3.06%
9,512	Allianz SE (Multi-line Insurance)	1,131
93,490	Bayer AG (Pharmaceuticals)	6,876

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Germany (continued)
17,228	Bayerische Motoren Werke AG (Automobile Manufacturers)	$1,351
20,700	Brenntag AG (Trading Companies & Distributors) (a)(b)	2,102
166,387	Daimler AG (Automobile Manufacturers) (a)	11,320
35,062	Deutsche Bank AG (Diversified Capital Markets)	1,830
54,042	HeidelbergCement AG (Construction Materials)	3,377
18,120	K+S AG (Fertilizers & Agricultural Chemicals) (b)	1,370
7,569	Linde AG (Industrial Gases)	1,154
11,034	Metro AG (Hypermarkets & Super Centers)	795
15,328	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	2,322
211,319	SAP AG (Application Software)	10,708
80,076	Siemens AG (Industrial Conglomerates)	9,968

		54,304

	Hong Kong — 1.88%
2,406,400	AIA Group Ltd. (Life & Health Insurance) (a)(b)	6,765
251,500	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	856
2,780,500	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	6,553
658,000	Li & Fung Ltd. (Distributors)	3,818
78,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	1,295
160,000	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	2,631
412,000	The Bank of East Asia Ltd. (Diversified Banks)	1,725
676,500	The Link REIT (Retail REITs)	2,102
703,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	5,409
626,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	1,603
40,500	Wing Hang Bank Ltd. (Diversified Banks)	560

		33,317

	India — 0.25%
5,600	HDFC Bank Ltd. – Sponsored ADR (Diversified Banks)	936
28,300	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	1,433

Shares	Security Description	Value (000)
	India (continued)
42,800	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing)	$2,027

		4,396

	Ireland — 0.37%
317,565	CRH PLC (Construction Materials)	6,577

	Israel — 0.14%
145,595	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	2,498

	Japan — 7.11%
490,000	Aozora Bank Ltd. (Diversified Banks)	1,014
93,700	Canon, Inc. (Office Electronics)	4,860
191,100	Denso Corp. (Auto Parts & Equipment)	6,597
27,700	Fanuc Ltd. (Industrial Machinery)	4,256
38,400	IBIDEN Co. Ltd. (Electronic Components)	1,212
220,000	ISUZU MOTORS Ltd. (Automobile Manufacturers)	1,000
87,000	JGC Corp. (Construction & Engineering)	1,894
181,000	Kawasaki Kisen Kaisha Ltd. (Marine)	796
31,700	Keyence Corp. (Electronic Equipment & Instruments)	9,186
158,600	Kurita Water Industries Ltd. (Industrial Machinery)	4,998
830,000	Mazda Motor Corp. (Automobile Manufacturers)	2,383
54,400	Mitsubishi Corp. (Trading Companies & Distributors)	1,473
191,500	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	1,036
205,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	4,089
683,000	Mitsui O.S.K. Lines Ltd. (Marine)	4,662
168,500	Murata Manufacturing Co. Ltd. (Electronic Components)	11,812
27,700	Nintendo Co. Ltd. (Home Entertainment Software)	8,132
494	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	863
70,400	Oracle Corp. Japan (Systems Software)	3,461
11,000	SHIMAMURA Co. Ltd. (Apparel Retail)	1,020
23,600	SMC Corp. (Industrial Machinery)	4,044
535,400	SOFTBANK Corp. (Wireless Telecommunication Services)	18,541
27,100	Sony Corp. (Electronic Equipment & Instruments)	977
504,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	2,484

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
280,700	Sumitomo Corp. (Trading Companies & Distributors)	$3,973
80,200	Suzuki Motor Corp. (Automobile Manufacturers)	1,976
73,000	Sysmex Corp. (Health Care Equipment)	5,063
22,700	TDK Corp. (Electronic Components)	1,580
43,200	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,292
32,300	Tokyo Electron Ltd. (Semiconductor Equipment)	2,045
225,400	Trend Micro, Inc. (Systems Software)	7,445
5,494	Yahoo Japan Corp. (Internet Software & Services)	2,132

		126,296

	Jersey — 0.24%
173,955	Shire PLC (Pharmaceuticals)	4,184

	Luxembourg — 0.35%
55,632	SES – FDR (Cable & Satellite)	1,367
200,980	SES – FDR, Class – A (Cable & Satellite)	4,784

		6,151

	Malaysia — 0.06%
410,000	CIMB Group Holdings Berhad (Diversified Banks)	1,131

	Mexico — 0.34%
104,200	America Movil SAB de CV, Series L – Sponsored ADR (Wireless Telecommunication Services)	5,975

	Netherlands — 1.72%
265,247	ASML Holding NV (Semiconductor Equipment)	10,242
42,772	ASML Holding NV – NYS (Semiconductor Equipment)	1,640
29,000	European Aeronautic Defence and Space Co. NV (Aerospace & Defense) (a)	676
28,400	Koninklijke DSM NV (Diversified Chemicals)	1,617
785,802	Koninklijke KPN NV (Integrated Telecommunication Services)	11,465
225,380	Wolters Kluwer NV (Publishing)	4,938

		30,578

	Norway — 0.47%
246,677	Seadrill Ltd. (Oil & Gas Drilling)	8,342

	Papua New Guinea — 0.21%
527,027	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	3,794

Shares	Security Description	Value (000)
	Poland — 0.11%
10,300	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance) (b)	$1,238
141,200	Telekomunikacja Polska SA (Integrated Telecommunication Services)	780

		2,018

	Russia — 0.35%
245,922	Gazprom - Sponsored ADR (Integrated Oil & Gas)	6,256

	Singapore — 0.31%
379,596	DBS Group Holdings Ltd. (Diversified Banks)	4,237
304,000	Olam International Ltd. (Food Distributors)	744
125,000	Wilmar International Ltd. (Industrial Conglomerates)	548

		5,529

	South Africa — 0.05%
27,500	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	974

	South Korea — 1.18%
73,900	Hynix Semiconductor, Inc. (Semiconductors) (a)	1,563
8,800	Hyundai Mobis (Auto Parts & Equipment) (a)	2,206
13,060	LG Chem Ltd. (Commodity Chemicals) (a)	4,500
15,210	Samsung Electronics Co. Ltd. (Semiconductors)	12,721

		20,990

	Spain — 0.24%
20,532	Industria de Diseno Textil SA (Apparel Retail)	1,537
95,300	Repsol YPF SA (Integrated Oil & Gas)	2,655

		4,192

	Sweden — 0.52%
128,650	Assa Abloy AB, Class – B (Building Products)	3,627
52,612	Hennes & Mauritz AB, B Shares (Apparel Retail)	1,754
148,472	Svenska Cellulosa AB, B Shares (Paper Products)	2,346
46,400	Svenska Handelsbanken AB, A Shares (Diversified Banks)	1,484

		9,211

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Switzerland — 3.38%
28,175	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	$1,658
24,493	Credit Suisse Group AG (Diversified Capital Markets)	987
86,295	Holcim Ltd. – Registered (Construction Materials) (b)	6,523
76,652	Nestle SA (Packaged Foods & Meats)	4,490
114,532	Novartis AG – Registered (Pharmaceuticals)	6,733
97,162	Roche Holding AG – Genusscheine (Pharmaceuticals)	14,241
12,988	Swisscom AG – Registered (Integrated Telecommunication Services)	5,712
17,660	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	5,167
12,536	Synthes, Inc. (Health Care Equipment)	1,694
27,000	Transocean Ltd. (Oil & Gas Drilling) (a)	1,850
663,881	UBS AG – Registered (Diversified Capital Markets) (a)(b)	10,903

		59,958

	United Kingdom — 6.54%
88,478	Anglo American PLC (Diversified Metals & Mining)	4,601
411,462	ARM Holdings PLC (Semiconductors)	2,715
17,645	AstraZeneca PLC (Pharmaceuticals)	804
85,000	Autonomy Corp. PLC (Application Software) (a)	1,994
1,638,321	Barclays PLC (Diversified Banks)	6,682
465,794	BG Group PLC (Integrated Oil & Gas)	9,411
183,291	BHP Billiton PLC (Diversified Metals & Mining)	7,289
1,181,800	Cable & Wireless Worldwide PLC (Alternative Carriers)	1,210
766,100	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)	5,016
177,700	Diageo PLC (Distillers & Vintners)	3,283
1,700,000	Dixons Retail PLC (Computer & Electronics Retail) (a)	607
1,329,800	GKN PLC (Auto Parts & Equipment)	4,606
1,142,386	HSBC Holdings PLC (Diversified Banks)	11,595
123,200	HSBC Holdings PLC (Diversified Banks)	1,263

Shares	Security Description	Value (000)
	United Kingdom (continued)
287,965	Imperial Tobacco Group PLC (Tobacco)	$8,835
6,496,200	Lloyds Banking Group PLC (Diversified Banks) (a)	6,653
192,500	National Grid PLC (Multi-Utilities)	1,660
187,400	Premier Farnell PLC (Technology Distributors)	838
337,561	Prudential PLC (Life & Health Insurance)	3,515
113,633	Rio Tinto PLC (Diversified Metals & Mining)	7,948
54,000	Rotork PLC (Industrial Machinery)	1,539
232,368	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	7,678
9,100	Shire PLC – Sponsored ADR (Pharmaceuticals)	659
73,699	Standard Chartered PLC (Diversified Banks)	1,982
29,898	Standard Chartered PLC (Diversified Banks)	815
1,483,311	Tesco PLC (Food Retail)	9,827
261,700	Vodafone Group PLC (Wireless Telecommunication Services)	676
101,866	Xstrata PLC (Diversified Metals & Mining)	2,391

		116,092

	Total Capital Guardian Trust Co.	687,548

	Causeway Capital Management LLC — 33.01%
	Canada — 0.12%
227,000	Precision Drilling Corp. (Oil & Gas Drilling) (a)	2,192

	China — 0.62%
3,078,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	11,068

	France — 3.32%
551,419	AXA SA (Multi-line Insurance)	9,172
143,757	BNP Paribas (Diversified Banks)	9,145
242,145	Sanofi-Aventis (Pharmaceuticals)	15,481
109,244	Technip SA (Oil & Gas Equipment & Services)	10,086
277,062	Vinci SA (Construction & Engineering)	15,059

		58,943

	Germany — 3.87%
97,926	Bayer AG (Pharmaceuticals)	7,203
657,603	Deutsche Post AG (Air Freight & Logistics)	11,106
241,042	E.ON AG (Electric Utilities)	7,364
100,189	Linde AG (Industrial Gases)	15,274

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Germany (continued)
68,471	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	$10,373
139,717	Siemens AG (Industrial Conglomerates)	17,392

		68,712

	Greece — 0.44%
451,973	OPAP SA (Casinos & Gaming)	7,814

	Italy — 0.92%
1,396,640	Snam Rete Gas SpA (Gas Utilities)	6,942
4,553,755	UniCredit SpA (Diversified Banks)	9,418

		16,360

	Japan — 7.08%
71,600	Fanuc Ltd. (Industrial Machinery)	11,000
4,020,000	Haseko Corp. (Homebuilding) (a)	3,566
278,000	Honda Motor Co. Ltd. (Automobile Manufacturers)	11,011
505,000	JGC Corp. (Construction & Engineering)	10,993
1,558	KDDI Corp. (Wireless Telecommunication Services)	9,002
1,830,200	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	9,899
184,300	Sankyo Co. Ltd. (Leisure Products)	10,411
281,700	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	15,270
45,000	SMC Corp. (Industrial Machinery)	7,712
3,960	Sony Financial Holdings, Inc. (Life & Health Insurance)	16,026
126,000	Tokyo Electron Ltd. (Semiconductor Equipment)	7,979
323,000	Toyota Motor Corp. (Automobile Manufacturers)	12,813

		125,682

	Netherlands — 3.73%
291,130	Akzo Nobel NV (Diversified Chemicals)	18,082
500,333	European Aeronautic Defence and Space Co. (Aerospace & Defense) (a)	11,658
146,992	Gemalto NV (Computer Storage & Peripherals)	6,254
1,251,768	Reed Elsevier NV (Publishing)	15,482
561,201	TNT NV (Air Freight & Logistics)	14,809

		66,285

	Norway — 0.65%
682,393	Aker Solutions ASA (Oil & Gas Equipment & Services)	11,614

Shares	Security Description	Value (000)
	Singapore — 0.43%
643,000	Singapore Airlines Ltd. (Airlines)	$7,668

	South Korea — 1.25%
33,390	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)	13,036
160,378	KT&G Corp. (Tobacco) (a)	9,145

		22,181

	Spain — 1.08%
630,407	Banco Santander SA (Diversified Banks)	6,677
623,634	Enagas (Gas Utilities)	12,428

		19,105

	Sweden — 0.54%
1,144,103	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	9,550

	Switzerland — 3.75%
109,434	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	6,439
9,843	Givaudan SA – Registered (Specialty Chemicals)	10,626
190,936	Novartis AG – Registered (Pharmaceuticals)	11,225
75,150	Roche Holding AG – Genusscheine (Pharmaceuticals)	11,015
66,193	Transocean Ltd. (Oil & Gas Drilling) (a)	4,536
742,232	UBS AG – Registered (Diversified Capital Markets) (a)	12,189
40,515	Zurich Financial Services AG (Multi-line Insurance)	10,498

		66,528

	United Kingdom — 5.21%
1,695,752	Aviva PLC (Multi-line Insurance)	10,389
406,837	Balfour Beatty PLC (Construction & Engineering)	1,985
264,210	British American Tobacco PLC (Tobacco)	10,147
181,925	Eurasian Natural Resource Corp. (Diversified Metals & Mining)	2,972
1,048,400	HSBC Holdings PLC (Diversified Banks)	10,750
934,466	Michael Page International PLC (Human Resource & Employment Services)	8,085
1,685,817	Rexam PLC (Metal & Glass Containers)	8,743
172,725	Rio Tinto PLC (Diversified Metals & Mining)	12,080

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	United Kingdom (continued)
1,514,089	Rolls-Royce Group PLC (Aerospace & Defense)	$14,705
4,886,277	Vodafone Group PLC (Wireless Telecommunication Services)	12,629

		92,485

	Total Causeway Capital Management LLC	586,187

	Total Common Stocks	1,727,088

	Time Deposits — 2.66%
	Artisan Partners LP — 0.73%
$13,007	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	13,007

	Capital Guardian Trust Co. — 1.10%
19,571	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	19,571

	Causeway Capital Management LLC — 0.83%
14,772	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	14,772

	Total Time Deposits	47,350

Shares	Security Description	Value (000)
	Rights — 0.01%
	Capital Guardian Trust Co. — 0.01%
81,600	Ivanhoe Mines Ltd., (Diversified Metals & Mining)	$110

	Total Rights	110

	Total Investments (cost $1,596,199) — 99.93%	1,774,548
	Other assets in excess of liabilities — 0.07%	1,242

	Net Assets — 100.00%	$1,775,790

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Shares

REITs — Real Estate Investment Trusts

Currency Contracts

Capital Guardian Trust Co.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
12,275,449	Euro	Bank of New York	1/24/11	$16,154	$16,400	$(246)

	Total Currencies Sold			$16,154	$16,400	$(246)

	Net Unrealized Appreciation/(Depreciation)					$(246)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.28%
	Boston Company Asset Management, LLC — 10.92%
	Brazil — 1.86%
45,890	Banco Santander Brasil SA – Sponsored ADR (Diversified Banks)	$624
4,090	Brasil Telecom SA – ADR (Integrated Telecommunication Services)	90
14,600	Centrais Eletricas Brasileiras SA (Electric Utilities)	196
47,300	Cielo SA (Data Processing & Outsourced Services)	383
26,200	Companhia de Saneamento de Minas Gerais – Copasa MG (Water Utilities)	453
32,000	Companhia de Tecidos Norte de Minas (Textiles)	104
31,650	Companhia Energetica de Minas Gerais – Preferred (Electric Utilities)	509
3,295	Embraer SA – ADR (Aerospace & Defense)	97
10,300	Fibria Celulose SA – Sponsored ADR (Paper Products) (a)	165
5,100	Gerdau SA – Preferred (Steel)	70
26,490	Gerdau SA – Sponsored ADR (Steel)	371
37,300	Grendene SA (Footwear)	209
30,900	Itau Unibanco Holding SA (Diversified Banks)	741
3,720	Itau Unibanco Holding SA – Sponsored ADR (Diversified Banks)	89
111,400	JBS SA (Packaged Foods & Meats)	481
20,400	Light SA (Electric Utilities)	313
19,300	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	659
47,390	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	1,793
10,060	Porto Seguro SA (Multi-line Insurance)	172
40,600	Redecard SA (Data Processing & Outsourced Services)	515
24,290	Tele Norte Leste Participacoes SA – Sponsored ADR (Integrated Telecommunication Services)	357
23,090	Vale SA – Sponsored ADR (Steel)	798

		9,189

	China — 1.74%
506,500	Asia Cement China Holdings Corp. (Construction Materials)	248
876,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	468
697,000	BYD Electronic International Co. Ltd. (Communications Equipment) (a)	368
165,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	258

Shares	Security Description	Value (000)
	China (continued)
300,000	China Communication Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	$179
499,690	China Construction Bank Corp., H Shares (Diversified Banks)	448
1,450	China Mobile Ltd. – Sponsored ADR (Wireless Telecommunication Services)	72
32,800	China Pacific Insurance Group Co. Ltd., H Shares (Multi-line Insurance) (a)	136
1,870	China Petroleum & Chemical Corp. – Sponsored ADR (Integrated Oil & Gas)	179
246,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	235
1,428,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	292
181,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	219
529,000	China Railway Group Ltd., H Shares (Construction & Engineering)	382
68,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	287
58,000	Cosco Pacific Ltd. (Marine Ports & Services)	101
1,875,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products) (a)	285
203,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	280
3,550	Huaneng Power International, Inc. – Sponsored ADR (Electric Utilities)	76
586,000	Huaneng Power International, Inc., H Shares (Independent Power Producers & Energy Traders)	310
1,495,440	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,114
294,000	Lumena Resources Corp. (Specialty Chemicals)	106
276,000	Maanshan Iron & Steel Co. Ltd., H Shares (Steel)	147
1,150	PetroChina Co. Ltd. – Sponsored ADR (Integrated Oil & Gas)	151
730,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	954
3,214,000	Renhe Commercial Holdings (Real Estate Operating Companies)	562
1,031,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	283

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company Asset Management, LLC (continued)
	China (continued)
168,000	TPV Technology Ltd. (Computer Storage & Peripherals)	$107
343,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	346

		8,593

	Hong Kong — 0.35%
829,000	China Dongxiang Group Co. (Apparel, Accessories & Luxury Goods)	358
103,500	China Mobile Ltd. (Wireless Telecommunication Services)	1,028
16,000	Ju Teng International Holdings Ltd. (Electronic Manufacturing Services) (a)	8
230,922	NWS Holdings Ltd. (Industrial Conglomerates)	351

		1,745

	Hungary — 0.04%
1,892	MOL Hungarian Oil and Gas (Integrated Oil & Gas) (a)	189

	India — 0.96%
36,110	Bank of India (Diversified Banks)	365
89,630	Bharti Airtel Ltd. (Wireless Telecommunication Services)	719
24,200	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	196
122,630	India Cements Ltd. (Construction Materials)	296
58,910	India Cements Ltd. – Sponsored GDR (Construction Materials) (b)(d)	285
82,940	Mahanagar Telephone Nigam Ltd. – Sponsored ADR (Integrated Telecommunication Services) (a)	201
50,540	NMDC Ltd. (Diversified Metals & Mining)	315
10,040	Patni Computer Systems Ltd. (IT Consulting & Other Services) (a)	107
24,310	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	576
11,080	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)(d)	525
42,270	Rolta India Ltd. (IT Consulting & Other Services)	146
57,050	Rolta India Ltd. – Sponsored GDR (IT Consulting & Other Services) (b)(d)	197
4,780	State Bank of India – Sponsored GDR (Diversified Banks) (b)(d)	601

Shares	Security Description	Value (000)
	India (continued)
3,820	State Bank of India Ltd. (Diversified Banks)	$240

		4,769

	Indonesia — 0.14%
419,000	PT Indosat Tbk (Wireless Telecommunication Services)	251
157,000	PT International Nickel Indonesia Tbk (Diversified Metals & Mining)	85
356,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	133
253,500	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	224

		693

	Israel — 0.02%
1,720	Teva Pharmaceutical Industries Ltd. – Sponsored ADR (Pharmaceuticals)	90

	Malaysia — 0.29%
479,300	Genting Malaysia Berhad (Casinos & Gaming)	527
177,662	Malayan Banking Berhad (Diversified Banks)	490
95,000	Petronas Chemicals Group Berhad (Commodity Chemicals) (a)	170
43,200	Sime Darby Berhad (Industrial Conglomerates)	124
51,600	Tenaga Nasional Berhad (Electric Utilities)	140

		1,451

	Mexico — 0.16%
1,150	America Movil SAB de CV, Series L – Sponsored ADR (Wireless Telecommunication Services)	66
177,800	Consorcio ARA SAB de CV (Homebuilding)	109
9,390	Desarrolladora Homex SA de CV – Sponsored ADR (Homebuilding) (a)	318
65,400	Grupo Continental SAB (Soft Drinks)	186
15,600	Grupo Simec SA de CV, Series B (Steel) (a)	41
23,400	Industrias CH SAB, Series B (Steel) (a)	91

		811

	Philippines — 0.05%
172,138	Bank of the Philippine Islands (Diversified Banks)	232

	Poland — 0.18%
23,090	Asseco Poland SA (Systems Software)	414
2,715	Bank Pekao SA (Diversified Banks)	164

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company Asset Management, LLC (continued)
	Poland (continued)
53,410	Telekomunikacja Polska SA (Integrated Telecommunication Services)	$295

		873

	Russia — 0.57%
1,578	Gazprom (Integrated Oil & Gas)	40
63,420	Gazprom – Sponsored ADR (Integrated Oil & Gas)	1,613
9,580	LUKOIL – Sponsored ADR (Integrated Oil & Gas)	548
37,450	Rosneft Oil Co. – Sponsored GDR (Integrated Oil & Gas) (a)(b)(d)	255
23,740	VimpelCom Ltd. – Sponsored ADR (Wireless Telecommunication Services)	357

		2,813

	South Africa — 1.12%
6,166	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	651
1,390	AngloGold Ashanti Ltd. – Sponsored ADR (Gold)	68
19,885	ArcelorMittal South Africa Ltd. (Steel)	240
4,760	Barloworld Ltd. (Industrial Conglomerates)	49
45,950	JD Group Ltd. (Home Improvement Retail)	405
22,767	MTN Group Ltd. (Wireless Telecommunication Services)	465
100,170	Murray & Roberts Holdings Ltd. (Construction & Engineering)	612
22,390	Nampak Ltd. (Metal & Glass Containers)	78
25,020	Nedbank Group Ltd. (Diversified Banks)	496
54,390	Sappi Ltd. (Paper Products) (a)	281
13,412	Sasol Ltd. (Integrated Oil & Gas)	706
76,389	Standard Bank Group Ltd. (Diversified Banks)	1,249
42,950	Telkom South Africa Ltd. (Integrated Telecommunication Services)	248

		5,548

	South Korea — 1.88%
1,496	CJ Cheiljedang Corp. (Packaged Foods & Meats) (a)	286
2,410	Hite Brewery Co. Ltd. (Brewers) (a)	256
15,760	Hyundai Development Co. (Construction & Engineering) (a)	472
4,270	Jinro Ltd. (Distillers & Vintners) (a)	133
12,274	KB Financial Group, Inc. (Diversified Banks) (a)	649

Shares	Security Description	Value (000)
	South Korea (continued)
5,290	KB Financial Group, Inc. – Sponsored ADR (Diversified Banks) (a)	$280
13,370	Korea Electric Power Corp. (Electric Utilities) (a)	356
1,900	Korea Electric Power Corp. – Sponsored ADR (Electric Utilities) (a)	26
52,470	Korea Exchange Bank (Diversified Banks)	546
23,411	Korean Reinsurance Co. (Reinsurance)	243
3,040	KT Corp. (Integrated Telecommunication Services) (a)	124
4,500	KT Corp. – Sponsored ADR (Integrated Telecommunication Services) (a)	94
6,603	KT&G Corp. (Tobacco) (a)	376
3,981	LG Electronics, Inc. (Consumer Electronics) (a)	414
118	Lotte Chilsung Beverage Co. Ltd. (Soft Drinks) (a)	100
2,462	Nong Shim Co. Ltd. (Packaged Foods & Meats) (a)	441
1,436	POSCO (Steel)	616
860	POSCO – Sponsored ADR (Steel)	93
1,497	Samsung Electronics Co. Ltd. (Semiconductors)	1,252
2,297	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	455
6,580	Shinhan Financial Group Co. Ltd. (Diversified Banks) (a)	307
519	Shinsegae Co. Ltd. (Hypermarkets & Super Centers) (a)	281
2,543	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	389
13,840	SK Telecom Co. Ltd. – Sponsored ADR (Wireless Telecommunication Services)	258
37,480	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	385
3,112	Yuhan Corp. (Pharmaceuticals) (a)	476

		9,308

	Taiwan — 1.07%
9,681	Asustek Computer, Inc. – Sponsored GDR (Computer Hardware) (b)(d)	460
80,200	AU Optronics Corp. – Sponsored ADR (Electronic Components) (a)	836
18,379	First Financial Holding Co. Ltd. – Sponsored GDR (Diversified Banks) (b)(d)	339
60,844	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR (Electronic Manufacturing Services) (b)(d)	490
95,365	Quanta Computer, Inc. – Sponsored GDR (Computer Hardware) (b)(d)	1,001
38,390	Siliconware Precision Industries Co. – Sponsored ADR (Semiconductors)	228

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company Asset Management, LLC (continued)
	Taiwan (continued)
90,310	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)	$1,132
258,570	United Microelectronics Corp. – Sponsored ADR (Semiconductors)	817

		5,303

	Tanzania — 0.11%
59,310	African Barrick Gold Ltd. (Gold)	565

	Thailand — 0.23%
77,200	Bangkok Bank Public Co. Ltd. (Diversified Banks)	391
97,400	Kasikornbank Public Co. Ltd. (Diversified Banks)	422
29,800	PTT Public Co. Ltd. (Integrated Oil & Gas)	316

		1,129

	Turkey — 0.12%
34,554	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	236
107,025	Turkiye Is Bankasi AS, Class – C (Diversified Banks)	382

		618

	Ukraine — 0.03%
29,880	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)	147

	Total Boston Company Asset Management, LLC	54,066

	SSgA Funds Management, Inc. — 81.36%
	Brazil — 12.60%
190,328	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	3,862
167,913	Banco do Brasil SA (Diversified Banks)	3,179
146,300	Banco do Estado do Rio Grande do Sul SA (Diversified Banks)	1,556
173,300	BR Malls Participacoes SA (Real Estate Services)	1,786
120,400	Braskem SA – Preferred, Class – A (Commodity Chemicals) (a)	1,478
113,000	Companhia de Bebidas das Americas – Sponsored ADR (Brewers)	3,506
60,100	Companhia Energetica de Minas Gerais SA – Sponsored ADR (Electric Utilities)	997
28,000	Companhia Paranaense de Energia-Copel – Sponsored ADR (Electric Utilities)	705
47,300	Gol Linhas Aereas Inteligentes SA – ADR (Airlines)	727

Shares	Security Description	Value (000)
	Brazil (continued)
169,000	Itau Unibanco Holding SA (Diversified Banks)	$4,052
357,776	Itausa – Investimentos Itau SA – Preferred (Diversified Banks)	2,846
51,400	Lojas Renner SA (Department Stores)	1,747
214,000	MRV Engenharia e Participacoes SA (Homebuilding)	2,013
87,100	Natura Cosmeticos SA (Personal Products)	2,503
89,400	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (a)	1,077
440,500	PDG Realty SA Empreendimentos e Participacoes (Diversified REITs)	2,697
283,700	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	9,694
29,000	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	1,097
89,925	Suzano Papel e Celulose SA (Paper Products)	801
62,300	Tractebel Energia SA (Independent Power Producers & Energy Traders)	1,030
30,000	Ultrapar Participacoes SA – Preferred (Oil & Gas Storage & Transportation)	1,900
380,400	Vale SA – Sponsored ADR (Steel)	13,150

		62,403

	Chile — 0.49%
9,568	Cap SA (Steel) (a)	510
61,906	Cencosud SA (Hypermarkets & Super Centers) (a)	487
24,400	Enersis SA – Sponsored ADR (Electric Utilities)	567
13,200	Lan Airlines SA – Sponsored ADR (Airlines)	406
42,635	S.A.C.I. Falabella (Department Stores) (a)	479

		2,449

	China — 7.08%
1,026,000	Air China Ltd., H Shares (Airlines) (a)	1,152
7,184,100	Bank of China Ltd., H Shares (Diversified Banks)	3,790
489,000	BBMG Corp., H Shares (Construction Materials)	663
94,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	586
630,000	Chaoda Modern Agriculture Holdings Ltd. (Agricultural Products)	473
190,000	China Bluechemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	136
5,358,560	China Construction Bank Corp., H Shares (Diversified Banks)	4,805

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	China (continued)
2,349,000	China Datang Corp. Renewable Power Co. Ltd., H Shares (Independent Power Producers & Energy Traders) (a)	$644
278,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	1,136
349,500	China Merchants Bank Co. Ltd., H Shares (Diversified Banks)	882
1,656,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,585
1,024,000	China Telecom Corp. Ltd., H Shares (Integrated Telecommunication Services)	536
552,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	952
265,000	Golden Eagle Retail Group Ltd. (Department Stores)	653
3,907,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,910
123,500	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels) (a)	881
264,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	868
7,700	New Oriental Education & Technology Group, Inc. – Sponsored ADR (Education Services) (a)	810
1,558,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	2,037
832,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance) (a)	1,205
66,000	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	738
816,000	Shanghai Electric Group Co. Ltd., H Shares (Heavy Electrical Equipment)	539
336,000	Shimao Property Holdings Ltd. (Real Estate Development)	507
778,500	Soho China Ltd. (Real Estate Development)	579
124,400	Tencent Holdings Ltd. (Internet Software & Services)	2,703
212,000	Xinao Gas Holdings Ltd. (Gas Utilities)	635
560,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	1,711
126,500	Zhaojin Mining Industry Co. Ltd., H Shares (Gold) (a)	518
424,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	418

		35,052

Shares	Security Description	Value (000)
	Colombia — 0.62%
18,300	BanColombia SA – Sponsored ADR (Diversified Banks)	$1,133
618,595	Ecopetrol SA (Integrated Oil & Gas)	1,324
31,523	Grupo de Inversiones Suramericana SA (Multi-Sector Holdings)	617

		3,074

	Czech Republic — 1.05%
59,555	CEZ A/S (Electric Utilities)	2,493
8,342	Komercni Banka A/S (Diversified Banks)	1,978
35,784	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	730

		5,201

	Egypt — 1.65%
187,923	Al Ezz Steel Rebars SAE (Steel) (a)	635
234,274	Commercial International Bank (Diversified Banks)	1,913
18,227	Egyptian Co. for Mobile Services (Wireless Telecommunication Services)	518
96,658	Egyptian Financial Group – Hermes Holding (Investment Banking & Brokerage)	565
30,719	ELSwedy Cables Holding, Co. (Electrical Components & Equipment) (a)	285
32,465	Orascom Construction Industries (Construction & Engineering)	1,606
13,241	Orascom Construction Industries – GDR (Construction & Engineering)	649
347,015	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	258
45,654	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	167
39,603	Orascom Telecom Holding SAE – Registered GDR (Wireless Telecommunication Services) (a)	141
549,108	Talaat Moustafa Group (Real Estate Development) (a)	816
200,369	Telecom Egypt (Integrated Telecommunication Services)	624

		8,177

	Hong Kong — 3.67%
652,000	Agile Property Holdings Ltd. (Real Estate Development)	960
325,000	Anta Sports Products Ltd. (Apparel, Accessories & Luxury Goods)	516
431,000	China Agri-Industries Holdings Ltd. (Agricultural Products)	489
838,000	China Citic Bank, H Shares (Diversified Banks)	543

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hong Kong (continued)
612,500	China Mobile Ltd. (Wireless Telecommunication Services)	$6,083
166,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	301
108,000	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	310
1,723,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	4,088
1,404,945	Evergrande Real Estate Group Ltd. (Real Estate Development) (a)	683
167,500	Hengan International Group Co. Ltd. (Personal Products)	1,445
116,500	Kingboard Chemical Holdings Ltd. (Electronic Components)	698
758,000	Lenovo Group Ltd. (Computer Hardware)	486
163,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	705
144,000	Weichai Power Co. Ltd., H Shares (Construction & Farm Machinery & Heavy Trucks)	886

		18,193

	India — 6.12%
18,281	ACC Ltd. (Construction Materials) (a)	440
78,187	Ambuja Cements Ltd. (Construction Materials)	250
32,160	Axis Bank Ltd. (Diversified Banks)	971
30,156	Bajaj Auto Ltd. (Motorcycle Manufacturers)	1,039
6,410	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	333
21,065	Bharat Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	310
21,168	Coal India Ltd. (Coal & Consumable Fuels) (a)	149
26,995	Dr. Reddy’s Laboratories Ltd. (Pharmaceuticals)	1,004
68,077	GAIL India Ltd. (Gas Utilities)	781
24,394	HDFC Bank Ltd. (Diversified Banks)	1,280
268,397	Hindalco Industries Ltd. (Aluminum)	1,483
98,426	Hindustan Unilever Ltd. (Household Products)	689
97,780	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	1,593
89,601	ICICI Bank Ltd. (Diversified Banks)	2,295
54,953	Infosys Technologies Ltd. (IT Consulting & Other Services)	4,232

Shares	Security Description	Value (000)
	India (continued)
107,536	Infrastructure Development Finance Co. Ltd. (Specialized Finance)	$439
393,116	ITC Ltd. (Tobacco)	1,536
17,291	Larsen & Toubro Ltd. (Construction & Engineering)	765
58,385	Mahindra & Mahindra Ltd. (Automobile Manufacturers)	1,016
18,182	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	524
134,232	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	3,179
73,419	Rural Electrification Corp. Ltd. (Specialized Finance)	491
14,540	Siemens India Ltd. (Industrial Conglomerates)	267
8,867	State Bank of India Ltd. (Diversified Banks)	558
33,326	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	361
87,845	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	2,290
41,393	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,211
10,839	Tata Power Co. Ltd. (Electric Utilities)	331
32,565	Tata Steel Ltd. (Steel)	496

		30,313

	Indonesia — 2.98%
1,828,000	PT Adaro Energy Tbk (Coal & Consumable Fuels)	518
458,500	PT Astra International Tbk (Automobile Manufacturers)	2,777
1,985,000	PT Bank Central Asia Tbk (Diversified Banks)	1,411
1,889,000	PT Bank Mandiri Tbk (Diversified Banks)	1,363
1,443,500	PT Bank Rakyat Indonesia Tbk (Diversified Banks)	1,683
4,016,000	PT Bumi Resources Tbk (Coal & Consumable Fuels)	1,349
136,000	PT Gudang Garam Tbk (Tobacco)	604
78,000	PT Indo Tambangraya Megah (Coal & Consumable Fuels) (a)	440
1,819,000	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	985
1,735,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	853
1,162,500	PT Semen Gresik Persero Tbk (Construction Materials)	1,220

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Indonesia (continued)
1,741,500	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	$1,537

		14,740

	Mexico — 3.71%
90,800	Alfa SAB, Class – A (Industrial Conglomerates)	910
123,700	America Movil SAB de CV, Series L – Sponsored ADR (Wireless Telecommunication Services)	7,093
4,200	Coca-Cola Femsa SAB de CV – Sponsored ADR (Soft Drinks)	346
10,100	Desarrolladora Homex SA de CV – Sponsored ADR (Homebuilding) (a)	342
26,000	Fomento Economico Mexicano SAB de CV – Sponsored ADR (Soft Drinks)	1,454
132,900	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)	541
67,800	Grupo Financiero Banorte SAB de CV (Diversified Banks)	322
625,000	Grupo Mexico SAB de CV – Series B (Diversified Metals & Mining)	2,573
66,200	Grupo Modelo SAB de CV – Series C (Brewers)	412
45,100	Grupo Televisa SA – Sponsored ADR (Broadcasting) (a)	1,169
119,400	Kimberly-Clark de Mexico SAB de CV, Class – A (Household Products)	729
267,600	Mexichem SAB de CV (Commodity Chemicals)	958
534,900	Wal-Mart de Mexico SAB de CV – Series V (Hypermarkets & Super Centers)	1,529

		18,378

	Netherlands — 0.10%
10,205	X5 Retail Group NV – Registered GDR (Food Retail) (a)	472

	Peru — 1.52%
82,100	Compania de Minas Buenaventura SA – Sponsored ADR (Precious Metals & Minerals)	4,020
29,300	Credicorp Ltd. (Diversified Banks)	3,484

		7,504

	Philippines — 1.15%
1,926,900	Ayala Land, Inc. (Diversified Real Estate Activities)	724
531,119	Bank of the Philippine Islands (Diversified Banks)	715

Shares	Security Description	Value (000)
	Philippines (continued)
5,955,100	Energy Development Corp. (Independent Power Producers & Energy Traders)	$798
263,130	First Philippine Holdings Corp. (Electric Utilities)	376
312,410	Metropolitan Bank & Trust Co. (Diversified Banks)	514
21,500	Philippine Long Distance Telephone Co. – Sponsored ADR (Wireless Telecommunication Services)	1,253
73,380	SM Investments Corp. (Industrial Conglomerates)	910
1,512,800	SM Prime Holdings, Inc. (Real Estate Operating Companies)	393

		5,683

	Poland — 1.14%
9,448	Bank Pekao SA (Diversified Banks)	572
25,626	KGHM Polska Miedz SA (Diversified Metals & Mining)	1,498
73,034	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	1,130
118,437	Powszechna Kasa Oszczednosci Bank Polski SA (Diversified Banks)	1,735
3,155	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	379
63,443	Telekomunikacja Polska SA (Integrated Telecommunication Services)	351

		5,665

	Russia — 9.38%
109,242	Gazprom (Integrated Oil & Gas)	2,758
394,949	Gazprom – Sponsored ADR (Integrated Oil & Gas)	10,048
55,753	Globaltrans Investment PLC – Sponsored GDR Registered (Railroads)	948
3,729,706	IDGC Holding JSC (Electric Utilities) (a)(d)	661
88,200	LUKOIL – Sponsored ADR (Integrated Oil & Gas)	5,047
23,900	Mechel – Sponsored ADR (Steel)	699
134,266	Mining and Metallurgical Co. Norilsk Nickel (Diversified Metals & Mining)	3,178
31,461	Mining and Metallurgical Co. Norilsk Nickel – ADR (Diversified Metals & Mining)	756
81,300	Mobile TeleSystems – Sponsored ADR (Wireless Telecommunication Services)	1,697
28,246	NovaTek OAO – Sponsored GDR Registered (Oil & Gas Exploration & Production)	3,375

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Russia (continued)
32,631	Polymetal (Precious Metals & Minerals) (a)(d)	$604
7,207	Polymetal – Registered GDR (Precious Metals & Minerals) (a)	132
302,957	Rosneft Oil Co. (Integrated Oil & Gas)	2,167
7,163,900	Rushydro (Electric Utilities) (a)	385
1,724,990	Sberbank (Diversified Banks)	5,877
104,025	Severstal (Diversified Metals & Mining) (d)	1,727
55,830	Sistema JSFC – Sponsored GDR Registered (Wireless Telecommunication Services)	1,392
2,540,764	Surgutneftegaz – Preferred (Integrated Oil & Gas) (d)	1,270
32,817	Tatneft – Sponsored ADR (Oil & Gas Exploration & Production)	1,086
18,200	VimpelCom Ltd. – Sponsored ADR (Wireless Telecommunication Services)	274
725,547,274	VTB Bank OJSC (Diversified Banks)	2,394

		46,475

	South Africa — 3.33%
19,414	ABSA Group Ltd. (Diversified Banks)	413
2,420	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	77
6,242	AngloGold Ashanti Ltd. (Gold)	310
58,532	Aveng Ltd. (Construction & Engineering)	385
19,759	Bidvest Group Ltd. (Industrial Conglomerates)	471
21,034	Exxaro Resources Ltd. (Diversified Metals & Mining)	436
223,130	FirstRand Ltd. (Other Diversified Financial Services)	662
46,498	Gold Fields Ltd. (Gold)	853
174,703	Growthpoint Properties Ltd. (Specialized REITs)	487
30,433	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	1,078
24,870	Imperial Holdings Ltd. (Distributors)	482
19,261	Investec Ltd. (Diversified Capital Markets)	164
10,574	Kumba Iron Ore Ltd. (Steel)	682
229,245	Life Healthcare Group Holdings Pte Ltd. (Health Care Facilities)	518
82,108	MMI Holdings Ltd. (Life & Health Insurance) (a)	207

Shares	Security Description	Value (000)
	South Africa (continued)
95,383	MTN Group Ltd. (Wireless Telecommunication Services)	$1,949
8,316	Naspers Ltd., N Shares (Cable & Satellite)	490
14,715	Remgro Ltd. (Multi-Sector Holdings)	253
15,838	Reunert Ltd. (Industrial Conglomerates) (a)	161
105,349	RMB Holdings Ltd. (Other Diversified Financial Services)	617
6,870	Royal Bafokeng Platinum Ltd. (Precious Metals & Minerals) (a)	70
117,932	Sanlam Ltd. (Life & Health Insurance)	501
30,855	Sappi Ltd. (Paper Products) (a)	159
32,666	Sasol Ltd. (Integrated Oil & Gas)	1,720
23,153	Shoprite Holdings Ltd. (Hypermarkets & Super Centers)	351
47,298	Standard Bank Group Ltd. (Diversified Banks)	773
88,487	Steinhoff International Holdings Ltd. (Home Furnishings)	330
10,911	The Spar Group Ltd. (Food Distributors)	162
5,562	Tiger Brands Ltd. (Packaged Foods & Meats)	164
48,309	Truworths International Ltd. (Apparel Retail)	526
40,151	Vodacom Group Ltd. (Wireless Telecommunication Services)	467
136,402	Woolworths Holdings Ltd. (Department Stores)	559

		16,477

	South Korea — 12.79%
503	Amorepacific Corp. (Personal Products)	505
20,730	Daegu Bank (Regional Banks) (a)	285
15,976	Daelim Industrial Co. Ltd. (Construction & Engineering)	1,654
26,290	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)	842
33,470	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	1,327
2,095	GLOVIS Co. Ltd. (Air Freight & Logistics) (a)	275
21,713	GS Holdings (Oil & Gas Refining & Marketing) (a)	1,248
38,880	Hana Financial Group, Inc. (Diversified Banks)	1,484
4,122	Honam Petrochemical Corp. (Commodity Chemicals) (a)	977
5,480	Hyundai Department Store Co. Ltd. (Department Stores) (a)	674

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	South Korea (continued)
6,956	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)	$2,716
14,176	Hyundai Mobis (Auto Parts & Equipment) (a)	3,554
28,313	Hyundai Motor Co. Ltd. (Automobile Manufacturers) (a)	4,329
9,203	Hyundai Steel Co. (Steel)	1,010
95,890	Industrial Bank of Korea (Diversified Banks) (a)	1,585
52,490	Kangwon Land, Inc. (Casinos & Gaming) (a)	1,293
972	KCC Corp. (Building Products)	338
87,490	Korea Exchange Bank (Diversified Banks)	910
1,581	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	385
47,820	KT Corp. (Integrated Telecommunication Services) (a)	1,949
23,444	KT&G Corp. (Tobacco) (a)	1,337
8,545	LG Chem Ltd. (Commodity Chemicals) (a)	2,944
28,839	LG Corp. (Industrial Conglomerates)	2,219
38,150	LG Display Co. Ltd. (Electronic Components)	1,338
3,009	LG Household & Health Care Ltd. (Household Products) (a)	1,034
7,236	POSCO (Steel)	3,106
17,326	Samsung Electronics Co. Ltd. (Semiconductors)	14,491
3,827	Samsung Electronics Co. Ltd. – Preferred (Semiconductors)	2,189
6,889	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	1,366
64,390	Shinhan Financial Group Co. Ltd. (Diversified Banks) (a)	3,002
9,894	SK Holdings Co. Ltd. (Industrial Conglomerates) (a)	1,216
9,458	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,446
9,530	Woongjin Coway Co. Ltd. (Household Appliances)	338

		63,366

	Taiwan — 4.29%
286,256	Acer, Inc. (Computer Hardware)	886
130,888	Advanced Semiconductor Engineering, Inc. (Semiconductors)	152
186,210	Asia Cement Corp. (Construction Materials)	206

Shares	Security Description	Value (000)
	Taiwan (continued)
108,700	Asustek Computer, Inc. (Computer Storage & Peripherals)	$1,034
642,000	AU Optronics Corp. (Electronic Components) (a)	668
58,000	Catcher Technology Co. Ltd. (Computer Storage & Peripherals)	215
280,850	Cathay Financial Holding Co. Ltd. (Life & Health Insurance)	499
446,480	China Steel Corp. (Steel)	514
754,616	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	555
142,636	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	363
216,000	Coretronic Corp. (Electronic Equipment & Instruments)	354
79,000	Delta Electronics, Inc. (Electronic Components)	387
457,400	Far Eastern New Century Corp. (Industrial Conglomerates)	776
74,000	Farglory Land Development Co. Ltd. (Real Estate Development)	200
276,125	First Financial Holding Co. Ltd. (Diversified Banks)	255
65,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	219
481,000	Formosa Plastics Corp. (Commodity Chemicals)	1,611
601,121	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	826
392,000	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	1,582
47,050	HTC Corp. (Computer Hardware)	1,455
61,107	MediaTek, Inc. (Semiconductors)	876
333,000	Mega Financial Holding Co. Ltd. (Diversified Banks)	257
47,639	Pegatron Corp. (Computer Storage & Peripherals) (a)	69
502,620	Pou Chen Corp. (Footwear)	465
185,000	Powertech Technology, Inc. (Semiconductors)	616
52,520	Silitech Technology Corp. (Electrical Components & Equipment)	163
599,000	Taiwan Cooperative Bank (Diversified Banks)	521
71,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	266
185,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	443
1,138,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	2,776
145,000	Tripod Technology Corp. (Electronic Components)	593

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Taiwan (continued)
63,000	U-Ming Marine Transport Corp. (Marine)	$137
78,100	Uni-President Enterprises Corp. (Packaged Foods & Meats)	116
299,000	United Microelectronics Corp. (Semiconductors)	167
327,398	Wistron Corp. (Computer Hardware)	668
452,000	Yuanta Financial Holding Co. Ltd. (Investment Banking & Brokerage)	338

		21,228

	Thailand — 2.87%
313,800	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	885
244,700	Bangkok Bank Public Co. Ltd. (Diversified Banks)	1,194
9,800	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	256
44,050	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	1,158
179,100	BEC World Public Co. Ltd. (Broadcasting) (a)	189
1,138,700	Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products) (a)	933
717,800	CP ALL Public Co. Ltd. (Department Stores)	935
119,400	Glow Energy Public Co. Ltd. (Independent Power Producers & Energy Traders) (a)	187
423,300	Kasikornbank Public Co. Ltd. (Diversified Banks)	1,763
2,541,600	Krung Thai Bank Public Co. Ltd. (Diversified Banks)	1,459
217,200	PTT Aromatics & Refining Public Co. Ltd. (Oil & Gas Refining & Marketing)	276
106,600	PTT Chemical Public Co. Ltd. (Commodity Chemicals) (a)	520
206,400	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	1,151
237,100	PTT Public Co. Ltd. (Integrated Oil & Gas)	2,518
100,700	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	262
48,200	The Siam Cement Public Co. Ltd. (Construction Materials)	546

		14,232

Shares	Security Description	Value (000)
	Tokelau — 0.17%
56,222	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	$854

	Turkey — 3.75%
325,230	Akbank TAS (Diversified Banks)	1,811
177,623	Arcelik AS (Household Appliances)	899
24,653	BIM Birlesik Magazalar AS (Food Retail)	840
270,323	Haci Omer Sabanci Holding AS (Multi-Sector Holdings)	1,263
405,721	Koc Holding AS (Industrial Conglomerates)	1,980
59,960	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	1,502
394,381	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	1,663
703,136	Turkiye Garanti Bankasi AS (Diversified Banks)	3,568
160,659	Turkiye Halk Bankasi AS (Diversified Banks)	1,366
668,372	Turkiye Is Bankasi AS, Class – C (Diversified Banks)	2,385
404,480	Yapi ve Kredi Bankasi AS (Diversified Banks) (a)	1,276

		18,553

	United States — 0.90%
91,700	Southern Copper Corp. (Diversified Metals & Mining)	4,469

	Total SSgA Funds Management, Inc.	402,958

	Total Common Stocks	457,024

	Mutual Funds — 5.99%
	Boston Company Asset Management, LLC — 0.33%
6,120	iShares MSCI Emerging Markets Index	292
83,680	iShares MSCI Taiwan Index Fund	1,307

	Total Boston Company Asset Management, LLC	1,599

	SSgA Funds Management, Inc. — 5.66%
14,524,237	Alliance Money Market Fund Prime Portfolio, 0.16% (c)	14,524
9,711,930	Federated Prime Obligations Portfolio, 0.18% (c)	9,712
78,900	Vanguard Emerging Markets ETF	3,799

	Total SSgA Funds Management, Inc.	28,035

	Total Mutual Funds	29,634

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposits — 0.19%
	Boston Company Asset Management, LLC — 0.19%
$940	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/3/11	$940

	Total Time Deposits	940

	Rights — 0.00%
	SSgA Funds Management, Inc. — 0.00%
32,689	Metropolitan Bank & Trust Co.	16

	Total Rights	16

	Total Investments (cost $417,966) — 98.46%	487,614
	Other assets in excess of liabilities — 1.54%	7,630

	Net Assets — 100.00%	$495,244

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

(d)	Security was valued in good faith under procedures established by the Board of Trustees.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions ^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
145	FTSE/JSE TOP 40	$6,351	Mar-11	$117
125	H-Shares IDX Future	10,182	Jan-11	191
383	MSCI Taiwan Index Future	12,229	Jan-11	194

	Net Unrealized Appreciation/(Depreciation)			$502

^	See Statement of Assets and Liabilities for Segregated cash for collateral

Currency Contracts

SSgA Funds Management, Inc.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
27,495,600	South African Rand	Societe Generale	1/14/11	$3,996	$4,171	$175
324,030,000	Taiwan Dollar	Morgan Stanley	1/14/11	10,821	11,136	315

	Total Currencies Purchased			$14,817	$15,307	$490

	Net Unrealized Appreciation/(Depreciation)					$490

See accompanying notes to financial statements

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Collateralized Mortgage Obligations — 1.58%
	BlackRock Financial Management, Inc. — 1.58%
$255	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (a)	5.69	4/10/49	$267
190	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	204
255	JPMorgan Chase Commercial Mortgage Securities Co., Series 2006-CB17, Class A4	5.43	12/12/43	270
200	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB18, Class A3	5.45	6/12/47	207
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	265
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.88	7/11/17	203
255	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	5.90	7/15/17	265

	Total Collateralized Mortgage Obligations			1,681

	U.S. Government Agency Mortgages — 29.86%
	BlackRock Financial Management, Inc. — 29.86%
400	Fannie Mae, 10 YR TBA	5.50	1/25/26	430
300	Fannie Mae, 15 YR TBA	3.50	1/25/26	302
1,300	Fannie Mae, 15 YR TBA	4.00	1/25/26	1,339
1,100	Fannie Mae, 15 YR TBA	4.50	1/25/26	1,153
700	Fannie Mae, 15 YR TBA	5.00	1/25/26	743
600	Fannie Mae, 30 YR TBA	4.00	1/25/41	597
3,400	Fannie Mae, 30 YR TBA	4.50	1/25/41	3,490
700	Fannie Mae, 30 YR TBA	5.00	1/25/41	736
200	Fannie Mae, 30 YR TBA	5.50	1/25/41	214
700	Fannie Mae, 30 YR TBA	6.50	1/25/41	778
1,407	Fannie Mae, Pool #725228	6.00	3/1/34	1,550
1,300	Fannie Mae, Pool #889117	5.00	10/1/35	1,374
1,976	Fannie Mae, Pool #890221	5.50	12/1/33	2,128
475	Fannie Mae, Pool #AE0442	6.50	1/1/39	530
1,300	Freddie Mac, 30 YR TBA	4.00	1/15/41	1,290
1,200	Freddie Mac, 30 YR TBA	5.00	1/15/41	1,259
300	Freddie Mac, 30 YR TBA	5.50	1/15/41	320
100	Freddie Mac, 30 YR TBA	6.00	1/15/41	108
3,000	Freddie Mac, Gold 30 YR TBA	4.50	1/15/41	3,074
900	Freddie Mac, Pool #1B7911 (a)	2.71	12/1/40	909
904	Freddie Mac, Pool #C01598	5.00	8/1/33	954
1,269	Freddie Mac, Pool #G01665	5.50	3/1/34	1,363
861	Freddie Mac, Pool #G02794	6.00	5/1/37	936
200	Government National Mortgage Association, 30 YR TBA	4.00	1/15/41	201
1,200	Government National Mortgage Association, 30 YR TBA	4.50	1/15/41	1,246
800	Government National Mortgage Association, 30 YR TBA	4.50	1/20/41	831
600	Government National Mortgage Association, 30 YR TBA	5.00	1/15/41	638
1,000	Government National Mortgage Association, 30 YR TBA	5.00	1/20/41	1,063
400	Government National Mortgage Association, 30 YR TBA	5.50	1/20/40	430
100	Government National Mortgage Association, 30 YR TBA	5.50	1/15/41	108
300	Government National Mortgage Association, 30 YR TBA	6.00	1/20/40	328
200	Government National Mortgage Association, 30 YR TBA	6.50	1/15/41	225
293	Government National Mortgage Association, Pool #510835	5.50	2/15/35	318
112	Government National Mortgage Association, Pool #658181	5.50	11/15/36	121
300	Government National Mortgage Association, Pool #781959	6.00	7/15/35	329
263	Government National Mortgage Association, Pool #782523	5.00	11/15/35	280

	Total U.S. Government Agency Mortgages			31,695

See accompanying notes to financial statements

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	U.S. Government Agency Securities — 4.17%
	Mellon Capital Management Corp. — 4.17%
$398	Fannie Mae, Callable 4/22/11 @ 100.00	1.05	10/22/13	$395
299	Fannie Mae, Callable 6/2/11 @ 100.00	1.13	12/2/13	299
249	Fannie Mae, Callable 5/18/11 @ 100.00	1.15	11/18/14	244
152	Fannie Mae	1.63	10/26/15	148
150	Fannie Mae	2.63	11/20/14	156
282	Fannie Mae	2.75	2/5/14	295
169	Fannie Mae	7.25	5/15/30	228
328	Fannie Mae, Series 1, Callable 6/28/11 @ 100.00	0.88	12/28/12	327
385	Federal Home Loan Bank	0.88	8/22/12	387
165	Federal Home Loan Bank	5.25	12/11/20	184
371	Freddie Mac	1.63	4/15/13	377
402	Freddie Mac	2.88	2/9/15	419
372	Freddie Mac	4.13	9/27/13	403
448	Freddie Mac	5.25	4/18/16	512
50	Tennessee Valley Authority	5.38	4/1/56	54

	Total U.S. Government Agency Securities			4,428

	Corporate Bonds — 25.48%
	Mellon Capital Management Corp. — 1.55%
300	Citigroup, Inc. (Diversified Financial Services)	2.13	4/30/12	306
402	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	2.20	6/8/12	411
504	Goldman Sachs Group, Inc. (Diversified Financial Services)	3.25	6/15/12	523
399	US Central Federal Credit Union (Diversified Financial Services)	1.90	10/19/12	407

	Total Mellon Capital Management Corp.			1,647

	Seix Investment Advisors LLC — 23.93%
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	11
515	American Tower Corp. (Wireless Telecommunication Services)	4.50	1/15/18	510
380	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	3.00	10/15/12	392
180	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	6.38	1/15/40	206
92	Anheuser-Busch InBev Worldwide, Inc. (Beverages) (b)	8.20	1/15/39	125
206	AT&T, Inc. (Diversified Telecommunication Services)	4.95	1/15/13	221
117	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	128
468	AT&T, Inc. (Diversified Telecommunication Services)	5.80	2/15/19	527
155	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	164
370	Aviation Capital Group (Diversified Financial Services) (b)	7.13	10/15/20	377
320	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	313
136	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3.25	11/12/20	128
905	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	934
310	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (b)	7.75	5/1/17	339
328	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	362
154	Centerpoint Energy Resources Corp., Series B (Oil, Gas & Consumable Fuels)	7.88	4/1/13	174
106	Cisco Systems, Inc. (Communications Equipment)	4.45	1/15/20	111
271	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	309
618	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	646
136	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	150
418	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	463
105	Comcast Corp. (Media)	5.15	3/1/20	110
146	Comcast Corp. (Media)	6.45	3/15/37	156
155	Continental Airlines 2010-A (Airlines)	4.75	1/12/21	155

See accompanying notes to financial statements

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
	Seix Investment Advisors LLC (continued)
$91	CVS Caremark Corp. (Pharmaceuticals)	6.60	3/15/19	$107
150	Delta Air Lines 2010-2A (Airlines)	4.95	5/23/19	151
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	422
83	Duke Energy Carolinas LLC, Series C (Electric Utilities)	7.00	11/15/18	102
149	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	160
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	209
137	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	7.50	7/1/38	159
346	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	9.00	4/15/19	433
425	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)	5.25	1/31/20	442
337	ERAC USA Finance Co. (Specialty Retail) (b)	5.25	10/1/20	343
142	ERAC USA Finance Co. (Specialty Retail) (b)	5.60	5/1/15	155
300	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	336
600	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	641
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	194
342	Georgia Power Co. (Electric Utilities)	6.00	11/1/13	382
273	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	4.85	5/15/13	296
417	Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	6.50	1/17/17	450
540	IBM Corp. (Computers & Peripherals)	7.63	10/15/18	687
429	Jefferies Group, Inc. (Capital Markets)	8.50	7/15/19	491
385	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	379
575	JPMorgan Chase & Co. (Diversified Financial Services)	6.30	4/23/19	654
159	Kellogg Co. (Food & Staples Retailing)	4.25	3/6/13	169
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	688
118	Life Technologies Corp. (Health Care Technology) Callable 10/15/20 @ 100.00	5.00	1/15/21	117
261	MassMutual Global Funding LLC (Diversified Financial Services) (b)	2.30	9/28/15	254
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	158
444	Morgan Stanley (Capital Markets)	7.30	5/13/19	500
340	Nationwide Mutual Insurance Co. (Real Estate Investment Trusts) (b)	9.38	8/15/39	394
297	NBC Universal (Media) (b)	5.95	4/1/41	297
544	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	591
222	News America, Inc. (Media)	6.15	3/1/37	231
408	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	441
127	Oncor Electric Delivery Co. LLC (Electric Utilities) (b)	5.25	9/30/40	122
183	Pacific Gas & Electric Co. (Electric Utilities)	6.05	3/1/34	200
311	Praxair, Inc. (Industrial Conglomerates)	4.63	3/30/15	338
139	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	160
139	Roche Holdings, Inc. (Health Care Providers & Services) (b)	7.00	3/1/39	175
205	Rockies Express Pipeline (Oil, Gas & Consumable Fuels) (b)	6.85	7/15/18	219
91	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	102
620	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	649
293	Teachers Insurance & Annuity (Insurance) (b)	6.85	12/16/39	343
155	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	175
102	The Kroger Co. (Food & Staples Retailing)	5.50	2/1/13	110
120	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	138
413	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	417
294	TIAA Global Markets, Inc. (Diversified Financial Services) (b)	5.13	10/10/12	315
523	Time Warner Cable, Inc. (Media)	5.85	5/1/17	584
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	323
395	Time Warner, Inc. (Media)	4.88	3/15/20	411
103	Time Warner, Inc. (Media)	6.20	3/15/40	109

See accompanying notes to financial statements

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
	Seix Investment Advisors LLC (continued)
$210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	$217
228	United Parcel Service, Inc. (Air Freight & Logistics)	3.13	1/15/21	212
198	UnitedHealth Group, Inc. (Health Care Providers & Services) Callable 7/15/20 @ 100.00	3.88	10/15/20	189
184	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	200
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	81
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	139
775	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	910
387	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	367
131	Wisconsin Power & Light Co. (Electric Utilities)	6.38	8/15/37	151

	Total Seix Investment Advisors LLC			25,400

	Total Corporate Bonds			27,047

	U.S. Treasury Obligations — 57.45%
	BlackRock Financial Management, Inc. — 29.58%
31,400	U.S. Treasury Bill (c)	0.03	1/13/11	31,399

	Total BlackRock Financial Management, Inc.			31,399

	Mellon Capital Management Corp. — 27.87%
195	U.S. Treasury Bond	3.88	8/15/40	180
270	U.S. Treasury Bond	4.25	5/15/39	266
321	U.S. Treasury Bond	4.38	11/15/39	323
320	U.S. Treasury Bond	4.38	5/15/40	322
468	U.S. Treasury Bond	4.50	2/15/36	485
295	U.S. Treasury Bond	4.50	8/15/39	303
372	U.S. Treasury Bond	4.63	2/15/40	390
100	U.S. Treasury Bond	5.38	2/15/31	117
80	U.S. Treasury Bond	6.13	11/15/27	100
193	U.S. Treasury Bond	6.25	8/15/23	243
307	U.S. Treasury Bond	6.25	5/15/30	395
345	U.S. Treasury Bond	8.00	11/15/21	488
341	U.S. Treasury Note	0.38	8/31/12	340
350	U.S. Treasury Note	0.38	9/30/12	349
356	U.S. Treasury Note	0.38	10/31/12	355
657	U.S. Treasury Note	0.50	11/30/12	656
319	U.S. Treasury Note	0.63	6/30/12	320
330	U.S. Treasury Note	0.63	7/31/12	331
308	U.S. Treasury Note	0.75	5/31/12	309
199	U.S. Treasury Note	0.75	8/15/13	199
222	U.S. Treasury Note	0.75	9/15/13	221
302	U.S. Treasury Note	0.88	1/31/12	304
271	U.S. Treasury Note	0.88	2/29/12	273
262	U.S. Treasury Note	1.00	3/31/12	264
302	U.S. Treasury Note	1.00	4/30/12	304
199	U.S. Treasury Note	1.00	7/15/13	200
461	U.S. Treasury Note	1.13	1/15/12	465
693	U.S. Treasury Note	1.13	12/15/12	700
199	U.S. Treasury Note	1.13	6/15/13	201
900	U.S. Treasury Note	1.25	9/30/15	873
240	U.S. Treasury Note	1.25	10/31/15	232
206	U.S. Treasury Note	1.38	2/15/12	208

See accompanying notes to financial statements

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)
	Mellon Capital Management Corp. (continued)
$247	U.S. Treasury Note	1.38	5/15/12	$250
342	U.S. Treasury Note	1.38	9/15/12	347
374	U.S. Treasury Note	1.38	10/15/12	379
401	U.S. Treasury Note	1.38	11/15/12	407
370	U.S. Treasury Note	1.38	1/15/13	376
360	U.S. Treasury Note	1.38	2/15/13	365
338	U.S. Treasury Note	1.38	3/15/13	343
249	U.S. Treasury Note	1.38	5/15/13	253
226	U.S. Treasury Note	1.50	7/15/12	230
312	U.S. Treasury Note	1.75	8/15/12	318
311	U.S. Treasury Note	1.75	4/15/13	318
201	U.S. Treasury Note	1.75	3/31/14	205
258	U.S. Treasury Note	1.75	7/31/15	257
241	U.S. Treasury Note	1.88	6/15/12	246
260	U.S. Treasury Note	1.88	6/30/15	261
239	U.S. Treasury Note	1.88	8/31/17	228
239	U.S. Treasury Note	1.88	9/30/17	228
238	U.S. Treasury Note	1.88	10/31/17	226
279	U.S. Treasury Note	2.13	11/30/14	286
276	U.S. Treasury Note	2.13	5/31/15	280
189	U.S. Treasury Note	2.25	5/31/14	196
264	U.S. Treasury Note	2.25	1/31/15	271
240	U.S. Treasury Note	2.25	11/30/17	233
265	U.S. Treasury Note	2.38	8/31/14	275
267	U.S. Treasury Note	2.38	9/30/14	277
266	U.S. Treasury Note	2.38	10/31/14	275
282	U.S. Treasury Note	2.38	2/28/15	291
242	U.S. Treasury Note	2.38	7/31/17	239
276	U.S. Treasury Note	2.50	3/31/15	286
282	U.S. Treasury Note	2.50	4/30/15	292
248	U.S. Treasury Note	2.50	6/30/17	247
225	U.S. Treasury Note	2.63	6/30/14	235
252	U.S. Treasury Note	2.63	7/31/14	264
270	U.S. Treasury Note	2.63	12/31/14	282
628	U.S. Treasury Note	2.63	8/15/20	595
228	U.S. Treasury Note	2.75	11/30/16	233
240	U.S. Treasury Note	2.75	5/31/17	243
372	U.S. Treasury Note	2.75	2/15/19	367
207	U.S. Treasury Note	3.00	8/31/16	215
216	U.S. Treasury Note	3.00	9/30/16	224
231	U.S. Treasury Note	3.00	2/28/17	238
561	U.S. Treasury Note	3.13	10/31/16	585
243	U.S. Treasury Note	3.13	1/31/17	252
245	U.S. Treasury Note	3.13	4/30/17	254
414	U.S. Treasury Note	3.13	5/15/19	418
183	U.S. Treasury Note	3.25	7/31/16	193
235	U.S. Treasury Note	3.25	12/31/16	246
235	U.S. Treasury Note	3.25	3/31/17	245
455	U.S. Treasury Note	3.38	11/15/19	464
257	U.S. Treasury Note	3.50	2/15/18	270

See accompanying notes to financial statements

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)
	Mellon Capital Management Corp. (continued)
$451	U.S. Treasury Note	3.50	5/15/20	$462
431	U.S. Treasury Note	3.63	8/15/19	450
458	U.S. Treasury Note	3.63	2/15/20	475
350	U.S. Treasury Note	3.75	11/15/18	372
212	U.S. Treasury Note	3.88	5/15/18	228
185	U.S. Treasury Note	4.00	2/15/14	202
207	U.S. Treasury Note	4.00	2/15/15	227
226	U.S. Treasury Note	4.00	8/15/18	245
183	U.S. Treasury Note	4.13	5/15/15	202
691	U.S. Treasury Note	4.25	8/15/13	752
191	U.S. Treasury Note	4.25	8/15/15	211
129	U.S. Treasury Note	4.25	11/15/17	142
183	U.S. Treasury Note	4.38	8/15/12	195
174	U.S. Treasury Note	4.75	8/15/17	197

	Total Mellon Capital Management Corp.			29,584

	Total U.S. Treasury Obligations			60,983

	Yankee Dollars — 6.71%
	Seix Investment Advisors LLC — 6.71%
187	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	180
272	Bank of Nova Scotia (Commercial Banks)	2.38	12/17/13	280
317	Bank of Nova Scotia (Commercial Banks)	3.40	1/22/15	329
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	270
122	Barrick Gold Corp. (Metals & Mining)	6.95	4/1/19	150
207	Barrick International (Barbados) Corp. (Metals & Mining) (b)	6.35	10/15/36	224
42	Covidien International Finance SA (Health Care Equipment & Supplies)	6.00	10/15/17	48
384	Credit Suisse New York (Commercial Banks)	5.30	8/13/19	406
36	Diageo Capital PLC (Beverages)	5.20	1/30/13	39
615	E.ON International Finance BV (Electric Utilities) (b)	5.80	4/30/18	695
334	HSBC Bank PLC (Commercial Banks) (b)	3.50	6/28/15	342
600	Royal Bank of Canada, MTN (Commercial Banks)	2.10	7/29/13	612
442	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	473
162	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	192
166	Siemens Financieringsmaatschappij NV (Industrial Conglomerates) (b)	6.13	8/17/26	187
250	Tesco PLC (Food & Staples Retailing) (b)	5.50	11/15/17	279
239	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	243
210	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	214
350	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	385
226	Veolia Environnement (Multi-Utilities)	6.00	6/1/18	253
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	9.63	3/1/19	130
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	183
210	Wesfarmers Ltd. (b) (Industrial Conglomerates)	7.00	4/10/13	232
623	Woodside Finance Ltd. (Diversified Financial Services) (b)	8.75	3/1/19	775

	Total Yankee Dollars			7,121

	Time Deposits — 2.99%
	BlackRock Financial Management, Inc. — 1.04%
56	State Street Liquidity Management Control System Time Deposit	0.01	1/3/11	56
1,053	State Street Liquidity Management Control System Time Deposit	0.01	1/3/11	1,053

	Total BlackRock Financial Management, Inc.			1,109

See accompanying notes to financial statements

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Time Deposits (continued)
	Mellon Capital Management Corp. — 0.12%
$125	State Street Liquidity Management Control System Time Deposit	0.01	1/3/11	$125

	Seix Investment Advisors LLC — 1.83%
1,943	State Street Liquidity Management Control System Time Deposit	0.01	1/3/11	1,943

	Total Time Deposits			3,177

	Total Investments Before TBA Sale Commitments (cost $136,384) — 128.24%			136,132
	TBA Sale Commitments (see summary below) — (1.93)%			(2,047)
	Liabilities in excess of other assets — (26.31)%			(27,929)

	Net Assets — 100.00%			$106,156

	TBA Sale Commitments (d) — (1.93)%
	BlackRock Financial Management, Inc. — (1.93)%
$(2,000)	Fannie Mae, 30 YR TBA	4.50	2/25/41	$(2,047)

	Total TBA Sale Commitments			$(2,047)

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Represents a “to-be-announced” transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time. (See Note 2 in Notes to Financial Statements).

MTN — Medium Term Note

TBA — Security is subject to delayed delivery.

Currency Contracts

BlackRock Financial Management, Inc.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/2010 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
857,000	Euro	Citibank	1/28/11	$1,122	$1,145	$23

	Total Currencies Purchased			$1,122	$1,145	$23

	Currencies Sold
857,000	Euro	Citibank	1/28/11	$1,164	$1,145	$19

	Total Currencies Sold			$1,164	$1,145	$19

	Net Unrealized Appreciation/(Depreciation)					$42

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds — 79.86%
$431	Accellent, Inc. (Health Care Equipment & Supplies) Callable 2/1/13 @ 106.28	8.38	2/1/17	$442
395	ACCO Brands Corp. (Commercial Services & Supplies) Callable 9/15/12 @ 105.31	10.63	3/15/15	444
670	Accuride Corp. (Auto Components) Callable 8/1/14 @ 104.75 (a)	9.50	8/1/18	725
990	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) Callable 8/1/15 @ 103.88 (a)	7.75	8/1/20	1,027
860	AES Ironwood LLC (Diversified Financial Services)	8.86	11/30/25	855
555	Affinia Group, Inc. (Auto Components) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	616
2,075	Affinion Group Holdings, Inc. (Media) Callable 11/15/12 @ 108.72 (a)	11.63	11/15/15	2,153
2,170	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94 (a)	7.88	12/15/18	2,116
1,665	Affinion Group, Inc. (Media) Callable 2/10/11 @ 105.75	11.50	10/15/15	1,732
995	Ally Financial, Inc. (Diversified Financial Services) (a)	6.25	12/1/17	995
545	Ally Financial, Inc. (Diversified Financial Services)	8.00	3/15/20	595
915	Ally Financial, Inc. (Diversified Financial Services)	8.30	2/12/15	1,006
270	Alta Mesa Holdings LP/Finance (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81 (a)	9.63	10/15/18	262
655	AMC Entertainment Holdings, Inc. (Media) Callable 12/1/15 @ 104.88 (a)	9.75	12/1/20	681
3,100	American General Finance Corp., MTN (Consumer Finance)	5.75	9/15/16	2,402
390	American General Finance Corp., Series H, MTN (Consumer Finance)	5.38	10/1/12	369
1,075	American General Finance Corp., Series I, MTN (Consumer Finance)	5.40	12/1/15	848
200	American General Finance Corp., Series J, MTN (Consumer Finance)	6.90	12/15/17	162
600	American General Institutional Capital, Series B (Insurance) (a)	8.13	3/15/46	607
2,225	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	2,369
895	American Petroleum Tankers LLC (Oil, Gas & Consumable Fuels) Callable 5/1/12 @ 105.13 (a)	10.25	5/1/15	926
390	American Renal Holdings, Inc. (Health Care Providers & Services) Callable 5/15/13 @ 104.19 (a)	8.38	5/15/18	400
1,135	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/11 @ 104.63	9.25	6/1/14	1,214
560	AMGH Merger Sub, Inc. (Transportation Infrastructure) Callable 11/1/14 @ 104.63 (a)	9.25	11/1/18	588
610	Amsted Industries, Inc. (Multi-Utilities) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	647
1,490	Antero Resources Finance Corp. (Energy Equipment & Services) Callable 12/1/13 @ 104.69	9.38	12/1/17	1,559
1,500	Apria Healthcare Group, Inc., Series A1 (Health Care Providers & Services) Callable 11/1/11 @ 105.62	11.25	11/1/14	1,639
945	Aquilex Holdings LLC/Aquilex Finance Corp. (Energy Equipment & Services) Callable 12/15/13 @ 105.56	11.13	12/15/16	957
885	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 8/1/13 @ 104.38	8.75	8/1/16	965
1,890	Aspect Software, Inc. (Software) Callable 5/15/14 @ 105.31 (a)	10.63	5/15/17	1,940
725	Associated Materials LLC (Building Products) Callable 11/1/13 @ 106.84 (a)	9.13	11/1/17	758
1,725	Atlas Pipeline Partners LP (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,803
4,225	Aurora Diagnostics Holdings LLC (Health Care Providers & Services) Callable 1/15/15 @ 105.38 (a)	10.75	1/15/18	4,236
1,955	Avaya, Inc. (Communications Equipment) Callable 11/1/11 @ 104.88	9.75	11/1/15	1,989
1,365	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Commercial Services & Supplies) Callable 10/15/14 @ 104.13 (a)	8.25	1/15/19	1,379
885	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Commercial Services & Supplies) Callable 3/15/14 @ 104.81	9.63	3/15/18	954
910	Axcan Intermediate Holdings, Inc. (Pharmaceuticals) Callable 3/1/11 @ 106.94	9.25	3/1/15	942
975	Ball Corp. (Containers & Packaging) Callable 11/15/15 @ 102.88	5.75	5/15/21	943
3,405	Bank of America Corp. (Diversified Financial Services) Callable 1/30/18 @ 100.00 (b)	8.00	12/29/49	3,432
620	BE Aerospace, Inc. (Aerospace & Defense) Callable 10/1/15 @ 103.44	6.88	10/1/20	640
780	Biomet, Inc. (Electronic Equipment, Instruments & Components) Callable 10/15/12 @ 105.00	10.00	10/15/17	852
900	Block Communications, Inc. (Media) Callable 2/7/11 @ 104.13 (a)	8.25	12/15/15	907

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
$890	Boise Paper Holdings, Inc. (Paper & Forest Products) Callable 11/1/13 @ 104.50	9.00	11/1/17	$972
640	Boyd Gaming Corp. (Hotels, Restaurants & Leisure) Callable 2/1/11 @ 103.56	7.13	2/1/16	574
2,390	Buccaneer Merger Sub, Inc. (Wireless Telecommunication Services) Callable 1/15/15 @ 104.56 (a)	9.13	1/15/19	2,468
1,315	Bumble Bee Acquisition Corp. (Food & Staples Retailing) Callable 12/15/14 @ 104.00 (a)	9.00	12/15/17	1,368
825	Cablevision Systems Corp. (Media)	8.00	4/15/20	883
385	Calpine Construction Finance Co. LP (Electric Utilities) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	409
430	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 10/15/13 @ 103.63 (a)	7.25	10/15/17	430
1,835	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 11/1/15 @ 103.75 (a)	7.50	2/15/21	1,807
1,300	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 7/31/15 @ 103.94 (a)	7.88	7/31/20	1,316
140	Casella Waste Systems, Inc. (Commercial Services & Supplies) Callable 7/15/12 @ 105.50	11.00	7/15/14	155
1,355	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44	7.25	10/30/17	1,375
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91	7.88	4/30/18	1,185
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06	8.13	4/30/20	516
735	Cedar Fair LP (Hotels, Restaurants & Leisure) Callable 8/1/14 @ 104.56 (a)	9.13	8/1/18	791
1,000	Cemex Finance LLC (Capital Markets) Callable 12/14/13 @ 104.75 (a)	9.50	12/14/16	1,031
730	Cenveo Corp. (Paper & Forest Products) Callable 2/1/14 @ 104.44	8.88	2/1/18	706
795	Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media) Callable 11/15/12 @ 106.47 (a)	8.63	11/15/17	831
455	Chart Industries, Inc. (Machinery) Callable 2/10/11 @ 104.56	9.13	10/15/15	469
1,665	Checkout Holdings Corp. (Media) Callable 5/15/11 @ 64.40 (a)(c)	10.75	11/15/15	1,039
555	Chemtura Corp. (Chemicals) Callable 9/1/14 @ 103.94 (a)	7.88	9/1/18	590
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	276
345	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	349
1,290	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	1,335
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	1,013
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,043
625	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/13 @ 104.13	8.25	10/15/17	619
815	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/15 @ 104.19	8.38	10/15/20	782
145	Cinemark USA, Inc. (Media) Callable 6/15/14 @ 104.31	8.63	6/15/19	157
1,450	CIT Group, Inc. (Diversified Financial Services) Callable 2/24/11 @ 102.00	7.00	5/1/13	1,479
1,165	CIT Group, Inc. (Diversified Financial Services) Callable 2/24/11 @ 102.00	7.00	5/1/14	1,177
2,905	CIT Group, Inc. (Diversified Financial Services) Callable 2/24/11 @ 102.00	7.00	5/1/15	2,912
3,745	CIT Group, Inc. (Diversified Financial Services) Callable 2/24/11 @ 102.00	7.00	5/1/16	3,759
2,790	CIT Group, Inc. (Diversified Financial Services) Callable 2/24/11 @ 102.00	7.00	5/1/17	2,797
660	Citadel Broadcasting Corp. (Media) Callable 12/15/14 @ 103.88 (a)	7.75	12/15/18	683
775	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	868
2,355	Citigroup Capital XXI (Diversified Financial Services) Callable 12/21/37 @ 100.00 (b)	8.30	12/21/57	2,449
520	Clear Channel Worldwide Holdings, Inc., Series A (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	565
1,140	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	1,248
555	Clearwire Communications LLC (Diversified Telecommunication Services) Callable 12/1/12 @ 106.00 (a)	12.00	12/1/15	598
1,030	Clearwire Communications LLC/Finance, Inc. (Wireless Telecommunication Services) Callable 12/1/14 @ 106.00 (a)	12.00	12/1/17	1,066
2,200	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/14 @ 105.00 (a)	10.00	12/1/18	2,090
1,410	CNO Financial Group, Inc. (Diversified Financial Services) Callable 1/15/14 @ 106.75 (a)	9.00	1/15/18	1,466
3,485	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	3,746
840	Compass Minerals International, Inc. (Metals & Mining) Callable 6/1/14 @ 104.00	8.00	6/1/19	916
1,345	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/16 @ 103.50	7.00	1/15/21	1,379
1,195	Cooper-Standard Automotive (Auto Components) Callable 5/1/14 @ 104.25 (a)	8.50	5/1/18	1,267

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
$665	Copano Energy LLC (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.88	7.75	6/1/18	$678
665	Copano Energy LLC (Oil, Gas & Consumable Fuels) Callable 3/1/11 @ 104.06	8.13	3/1/16	685
350	Cott Beverages USA, Inc. (Beverages) callable 9/1/14 @ 104.06	8.13	9/1/18	377
1,375	Covanta Holding Corp. (Commercial Services & Supplies) Callable 12/1/15 @ 103.63	7.25	12/1/20	1,394
585	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 5/5/12 @ 105.81	7.75	5/15/16	607
670	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 10/15/15 @ 103.88 (a)	7.75	10/15/20	638
780	Crum & Forster Holding Corp. (Insurance) Callable 5/1/12 @ 103.88	7.75	5/1/17	811
725	Darling International, Inc. (Commercial Services & Supplies) Callable 12/15/14 @ 104.25 (a)	8.50	12/15/18	756
1,340	Dean Foods Co. (Food Products)	7.00	6/1/16	1,229
377	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	390
406	Delta Air Lines, Inc. (Airlines) Callable 9/15/11 @ 107.12 (a)	9.50	9/15/14	442
2,340	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00 (a)	12.00	8/15/18	2,340
935	DigitalGlobe, Inc. (Aerospace & Defense) Callable 5/1/12 @ 105.25	10.50	5/1/14	1,067
1,490	DISH DBS Corp. (Media)	7.88	9/1/19	1,557
1,235	DuPont Fabros Technology LP (Real Estate Investment Trusts) Callable 12/15/13 @ 104.25	8.50	12/15/17	1,321
2,130	Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.50	6/1/15	1,608
1,077	Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.75	6/1/19	719
420	Echostar DBS Corp. (Media)	7.13	2/1/16	434
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	738
985	Edison Mission Energy (Electric Utilities)	7.00	5/15/17	781
1,805	Edison Mission Energy (Electric Utilities)	7.20	5/15/19	1,394
140	Edison Mission Energy (Electric Utilities)	7.50	6/15/13	137
880	Edison Mission Energy (Electric Utilities)	7.75	6/15/16	757
810	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	855
2,760	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.75	1/15/32	2,745
340	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.80	8/1/31	338
275	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	8.05	10/15/30	279
140	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	7.25	6/1/18	150
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	164
3,185	Endo Pharmaceutical Holdings, Inc. (Pharmaceuticals) Callable 12/15/15 @ 103.50 (a)	7.00	12/15/20	3,249
1,245	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00 (a)	10.00	1/15/20	1,281
495	EnergySolutions, Inc./EnergySolutions LLC (Commercial Services & Supplies) Callable 8/15/14 @ 105.38 (a)	10.75	8/15/18	540
280	Enterprise Products Operation LP (Commercial Banks) Callable 1/15/18 @ 100.00 (b)	7.03	1/15/68	291
565	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56 (a)	8.75	8/1/17	596
350	Esterline Technologies Corp. (Aerospace & Defense) Callable 8/1/15 @ 103.50 (a)	7.00	8/1/20	361
1,405	Ferrellgas Partners LP (Gas Utilities) Callable 5/1/16 @ 103.25 (a)	6.50	5/1/21	1,370
575	Ferrellgas Partners LP (Gas Utilities) Callable 10/1/13 @ 104.56	9.13	10/1/17	632
995	FireKeepers Development Authority (Diversified Financial Services) Callable 5/1/12 @ 110.50 (a)	13.88	5/1/15	1,177
675	Ford Motor Co. (Automobiles) (b)	3.03	12/15/13	674
350	Ford Motor Credit Co. LLC (Consumer Finance)	8.13	1/15/20	407
3,580	Ford Motor Credit Co. LLC (Consumer Finance)	8.70	10/1/14	4,032
365	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/12 @ 103.63	7.25	6/15/19	370
2,385	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	2,623
915	Frontier Communications Corp. (Diversified Telecommunication Services)	7.88	4/15/15	1,000
1,490	Frontier Communications Corp. (Diversified Telecommunication Services)	8.25	4/15/17	1,635
665	Genesis Energy LP (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 103.94 (a)	7.88	12/15/18	662

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
$4,525	GenOn Energy, Inc. (Independent Power Producers & Energy Traders) (a)	9.50	10/15/18	$4,497
4,545	GenOn Energy, Inc. (Independent Power Producers & Energy Traders) Callable 10/15/15 @ 104.94 (a)	9.88	10/15/20	4,511
615	Gentiva Health Services, Inc. (Health Care Providers & Services) Callable 9/1/14 @ 105.75	11.50	9/1/18	670
730	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	575
525	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	8.63	10/1/16	549
920	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.81	9.63	10/1/15	1,040
1,520	Geokinetics Holdings, Inc. (Energy Equipment & Services) Callable 12/15/11 @ 104.88	9.75	12/15/14	1,459
1,080	Georgia Gulf Corp. (Chemicals) Callable 1/15/14 @ 104.50 (a)	9.00	1/15/17	1,172
7,035	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	7,580
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	1,535
1,150	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	1,265
635	Hertz Corp. (Road & Rail) Callable 10/15/14 @ 103.75 (a)	7.50	10/15/18	659
1,530	Hertz Corp. (Road & Rail) Callable 2/10/11 @ 102.22	8.88	1/1/14	1,564
1,805	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (Chemicals) Callable 2/1/14 @ 104.44	8.88	2/1/18	1,929
1,485	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (Chemicals) Callable 11/15/15 @ 104.50 (a)	9.00	11/15/20	1,570
202	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 2/10/11 @ 101.19	7.13	11/1/13	205
405	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	450
635	Hughes Network Systems LLC/HNS Finance Corp. (Wireless Telecommunication Services) Callable 4/15/11 @ 102.38	9.50	4/15/14	655
690	Huntsman International LLC (Chemicals) Callable 2/7/11 @ 100.00	5.50	6/30/16	668
430	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	468
260	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31 (a)	8.63	3/15/21	281
2,215	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Industrial Conglomerates) Callable 1/15/14 @ 104.00	8.00	1/15/18	2,215
1,200	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Industrial Conglomerates) Callable 1/15/14 @ 104.00 (a)	8.00	1/15/18	1,194
1,000	ILFC E-Capital Trust I (Diversified Consumer Services) Callable 2/7/11 @ 100.00 (a)(b)	5.90	12/21/65	757
500	ILFC E-Capital Trust ll (Diversified Consumer Services) (a)(b)	6.25	12/21/65	390
970	ING Capital Funding Trust III (Insurance) Callable 3/31/11 @ 100.00 (b)	8.44	12/29/49	895
930	Insight Communications Co., Inc. (Media) Callable 7/15/13 @ 107.03 (a)	9.38	7/15/18	990
770	Integra Telecom (Diversified Telecommunication Services) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	797
540	Interface, Inc. (Specialty Retail) Callable 12/1/14 @ 103.81 (a)	7.63	12/1/18	558
2,225	International Lease Finance Corp. (Diversified Financial Services)	8.25	12/15/20	2,292
1,010	International Lease Finance Corp. (Diversified Financial Services) (a)	8.63	9/15/15	1,086
1,285	International Lease Finance Corp. (Diversified Financial Services) (a)	8.75	3/15/17	1,378
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	439
750	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	849
1,000	Jarden Corp. (Diversified Consumer Services) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,042
865	KB Home (Household Durables)	9.10	9/15/17	917
229	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94	7.88	12/1/19	246
1,295	Kratos Defense & Security Solutions, Inc. (Aerospace & Defense) Callable 6/1/14 @ 105.00	10.00	6/1/17	1,434
720	Lantheus Medical Imaging, Inc. (Pharmaceuticals) Callable 5/15/14 @ 104.88 (a)	9.75	5/15/17	752
1,889	LBI Escrow Corp. (Diversified Financial Services) Callable 5/1/13 @ 106.00 (a)	8.00	11/1/17	2,090
285	Lear Corp. (Auto Components) Callable 3/15/14 @ 103.94	7.88	3/15/18	305
285	Lear Corp. (Auto Components) Callable 3/15/15 @ 104.06	8.13	3/15/20	310
1,830	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/10/11 @ 101.00 (b)	4.34	2/15/15	1,583
1,880	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/15/12 @ 104.38	8.75	2/15/17	1,730

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
$430	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/24/11 @ 104.63	9.25	11/1/14	$427
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	552
600	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	591
645	Liberty Mutual Group, Inc. (Insurance) Callable 6/15/38 @ 100.00 (a)(b)	10.75	6/15/58	780
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	601
280	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00 (b)	6.05	4/20/67	258
675	Lincoln National Corp. (Insurance) Callable 5/17/16 @ 100.00 (b)	7.00	5/17/66	658
845	Linn Energy LLC (Oil, Gas & Consumable Fuels) Callable 7/1/13 @ 104.94	9.88	7/1/18	925
945	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31 (a)	8.63	4/15/20	1,018
475	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	481
2,000	Macy’s Retail Holdings, Inc. (Multiline Retail) (d)	8.38	7/15/15	2,340
625	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 10/15/13 @ 104.75 (a)	9.50	10/15/15	614
770	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 104.94 (a)	9.88	8/15/18	758
3,020	MarkWest Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 11/1/15 @ 103.38	6.75	11/1/20	3,020
285	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 7/15/11 @ 104.25	8.50	7/15/16	301
1,457	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 4/15/13 @ 104.38	8.75	4/15/18	1,577
985	Martin Midstream Partners & Finance (Transportation Infrastructure) Callable 4/1/14 @ 104.44	8.88	4/1/18	1,015
2,405	MBIA, Inc. (Insurance)	5.70	12/1/34	1,575
790	Mcjunkin Red Man Corp. (Commercial Services & Supplies) Callable 12/15/12 @ 107.12 (a)	9.50	12/15/16	747
1,755	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	1,790
1,570	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 9/1/14 @ 103.94	7.88	9/1/18	1,629
915	MGM Resorts International (Hotels, Restaurants & Leisure) (a)	9.00	3/15/20	1,006
447	Mirant Mid-Atlantic LLC, Series B (Electric Utilities)	9.13	6/30/17	481
2,185	MTR Gaming Group, Inc. (Hotels, Restaurants & Leisure) Callable 7/15/11 @ 106.31	12.63	7/15/14	2,267
550	Mueller Water Products, Inc. (Machinery) Callable 9/1/15 @ 104.38	8.75	9/1/20	608
950	Navistar International Corp. (Machinery) Callable 11/1/14 @ 104.13	8.25	11/1/21	1,021
1,445	NewPage Corp. (Paper & Forest Products) Callable 3/31/12 @ 105.00	11.38	12/31/14	1,358
450	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Media) Callable 4/15/14 @ 104.44 (a)	8.88	4/15/17	478
455	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 1/21/11 @ 100.92	7.38	8/1/15	456
475	Nextel Communications, Inc., Series E (Wireless Telecommunication Services) Callable 1/21/11 @ 100.86	6.88	10/31/13	476
910	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	981
2,305	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44 (a)	8.88	3/15/18	2,466
125	Northern Tier Energy LLC (Independent Power Producers & Energy Traders) Callable 12/1/13 @ 107.88 (a)	10.50	12/1/17	128
1,145	NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.38	1/15/17	1,179
1,700	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13 (a)	8.25	9/1/20	1,742
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	986
255	Omnicare, Inc. (Health Care Providers & Services) Callable 2/10/11 @ 101.02	6.13	6/1/13	256
145	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	155
1,755	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 12/1/14 @ 104.94 (a)	9.88	12/1/18	1,803

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
$760	Penn Virginia Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.19	10.38	6/15/16	$847
620	Penn Virginia Resources Partners LP (Energy Equipment & Services) Callable 4/15/14 @ 104.13	8.25	4/15/18	639
160	Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/12 @ 103.94	7.88	6/1/15	167
1,555	PharmaNet Development Group, Inc. (Pharmaceuticals) Callable 4/15/14 @ 105.44 (a)	10.88	4/15/17	1,617
585	PHH Corp. (Commercial Services & Supplies) (a)	9.25	3/1/16	617
1,055	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	1,121
1,300	Pilgrim’s Pride Corp. (Food Products) Callable 12/15/14 @ 103.94 (a)	7.88	12/15/18	1,293
885	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	916
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	526
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	641
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	612
670	Provident Funding Associates (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	695
230	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	242
300	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	303
735	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	720
1,055	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	7.63	6/15/20	1,130
1,039	RailAmerica, Inc. (Road & Rail)	9.25	7/1/17	1,142
1,385	Rain CII Carbon LLC (Chemicals) Callable 12/1/14 @ 104.00 (a)	8.00	12/1/18	1,420
280	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/11 @ 103.75	7.50	5/15/16	291
1,425	Reckson Operating Partnership LP (Diversified Financial Services)	7.75	3/15/20	1,525
495	Regal Entertainment Group (Media) Callable 8/15/14 @ 104.56	9.13	8/15/18	527
500	Regions Bank (Commercial Banks)	6.45	6/26/37	444
400	Regions Bank (Commercial Banks)	7.50	5/15/18	412
365	Regions Financial Corp. (Diversified Financial Services)	5.75	6/15/15	357
1,725	Revlon Consumer Products Corp. (Personal Products) Callable 11/15/12 @ 104.88	9.75	11/15/15	1,824
1,035	Reynolds Group Holdings Ltd. (Personal Products) Callable 10/15/14 @ 103.56 (a)	7.13	4/15/19	1,053
815	Rite Aid Corp. (Food & Staples Retailing) Callable 3/1/12 @ 103.75	7.50	3/1/17	783
670	Roadhouse Financing, Inc. (Hotels, Restaurants & Leisure) Callable 10/15/13 @ 108.06 (a)	10.75	10/15/17	724
120	Rock-Tenn Co. (Containers & Packaging) Callable 3/15/12 @ 104.63	9.25	3/15/16	131
625	Rotech Healthcare, Inc. (Health Care Providers & Services) Callable 4/15/13 @ 105.38 (a)	10.75	10/15/15	644
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	195
500	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	469
625	Salem Communications Corp. (Media) Callable 12/15/13 @ 104.81	9.63	12/15/16	662
1,380	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	1,401
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38	8.75	1/15/20	354
1,050	Sears Holding Corp. (Specialty Retail) (a)	6.63	10/15/18	979
1,635	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	1,770
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	949
927	Sithe/Independence Funding Corp., Series A (Electric Utilities)	9.00	12/30/13	962
710	Solutia, Inc. (Chemicals) Callable 3/15/15 @ 103.94	7.88	3/15/20	760
755	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	827
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	598
1,065	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 12/15/15 @ 103.38 (a)	6.75	12/15/20	1,068
305	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75	7.50	10/1/17	317
1,935	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,693
5	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	5
1,160	Sprint Capital Corp. (Wireless Telecommunication Services)	7.63	1/30/11	1,163
845	Sprint Capital Corp. (Wireless Telecommunication Services)	8.38	3/15/12	894
2,595	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,621

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
$1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	$1,180
285	SquareTwo Financial Corp. (Diversified Financial Services) Callable 4/1/14 @ 105.81 (a)	11.63	4/1/17	281
825	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	825
1,080	Stater Brothers Holdings (Food & Staples Retailing) Callable 4/15/11 @ 103.88	7.75	4/15/15	1,110
565	Stratus Technologies, Inc. (Computers & Peripherals) Callable 4/15/13 @ 112.00 (e)	12.00	3/29/15	475
1,360	SunGard Data Systems, Inc. (Software) Callable 11/15/13 @ 105.53 (a)	7.38	11/15/18	1,367
1,110	SunGard Data Systems, Inc. (Software) Callable 11/15/15 @ 103.81 (a)	7.63	11/15/20	1,124
1,555	SUPERVALU, Inc. (Food & Staples Retailing)	8.00	5/1/16	1,489
1,145	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,208
5,650	Telcordia Technologies, Inc. (Diversified Telecommunication Services) Callable 5/1/14 @ 105.50 (a)	11.00	5/1/18	5,678
1,440	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	1,627
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	308
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	197
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,661
945	Texas Industries, Inc. (Construction Materials) Callable 8/15/15 @ 104.63 (a)	9.25	8/15/20	1,004
500	Texas Petrochemical Corp. (Chemicals) Callable 10/1/13 @ 106.19 (a)	8.25	10/1/17	524
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	101
175	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	10/15/17	185
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,799
1,220	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	1,336
2,170	The Reader’s Digest Association, Inc. (Media) Callable 2/15/13 @ 104.00 (a)(b)	9.50	2/15/17	2,154
910	Thermadyne Holdings Corp. (Machinery) Callable 12/15/13 @ 106.75 (a)	9.00	12/15/17	938
585	Thermon Industries, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/14 @ 104.75 (a)	9.50	5/1/17	623
564	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. (Auto Components) Callable 9/1/14 @ 105.31 (a)	10.63	9/1/17	601
1,750	Toys “R” Us Property Co. I LLC (Specialty Retail) Callable 7/15/13 @ 105.38	10.75	7/15/17	1,995
1,045	Toys “R” Us Property Co. II LLC (Specialty Retail) Callable 12/1/13 @ 104.25	8.50	12/1/17	1,123
3,780	Trilogy International Partners LLC (Wireless Telecommunication Services) Callable 8/15/13 @ 105.13 (a)	10.25	8/15/16	3,742
745	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	775
1,050	Triumph Group, Inc. (Aerospace & Defense) Callable 7/15/14 @ 104.31	8.63	7/15/18	1,147
1,000	TRW Automotive, Inc. (Auto Components) Callable 12/1/13 @ 104.44 (a)	8.88	12/1/17	1,120
745	Tutor Perini Corp. (Construction Materials) Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	749
760	UHS Escrow Corp. (Health Care Providers & Services) Callable 10/1/14 @ 103.50 (a)	7.00	10/1/18	779
350	United Maritime LLC/Corp. (Electric Utilities) Callable 12/15/12 @ 105.88	11.75	6/15/15	351
3,000	United Rentals North America, Inc. (Trading Companies & Distributors) Callable 9/15/15 @ 104.19	8.38	9/15/20	3,052
1,600	United Rentals North America, Inc. (Trading Companies & Distributors) Callable 12/15/14 @ 104.63	9.25	12/15/19	1,780
2,715	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 6/1/11 @ 104.25	8.50	6/1/15	2,790
465	Univision Communications, Inc. (Media) Callable 11/1/15 @ 103.94 (a)	7.88	11/1/20	488
400	US Oncology, Inc. (Health Care Providers & Services) Callable 8/15/13 @ 104.56	9.13	8/15/17	493
800	USG Corp. (Building Products) Callable 10/15 14 @ 104.19 (a)	8.38	10/15/18	784
465	USG Corp. (Building Products) (d)	9.50	1/15/18	451
510	USG Corp. (Building Products) (a)	9.75	8/1/14	538
775	Verso Paper Holdings LLC/Verso Paper, Inc. (Paper & Forest Products) Callable 1/1/12 @ 105.00	11.50	7/1/14	851
3,010	Verso Paper Holdings LLC/Verso Paper, Inc., Series B (Paper & Forest Products) Callable 8/1/11 @ 105.69	11.38	8/1/16	3,018

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
$800	Vertellus Specialties, Inc. (Chemicals) Callable 4/1/13 @ 104.69 (a)	9.38	10/1/15	$848
3,125	ViaSat, Inc. (Communications Equipment) Callable 9/15/12 @ 106.66	8.88	9/15/16	3,328
390	Viasystems, Inc. (Electrical Equipment) Callable 7/15/12 @ 106.00 (a)	12.00	1/15/15	436
685	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31 (a)	8.63	10/1/18	726
2,860	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	3,089
605	Windstream Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 103.88	7.75	10/15/20	623
1,335	Windstream Corp. (Diversified Telecommunication Services) Callable 9/1/14 @ 104.06	8.13	9/1/18	1,402
860	Windstream Corp. (Diversified Telecommunication Services)	8.63	8/1/16	905
895	WMG Holdings Corp. (Media) Callable 2/10/11 @ 103.17 (d)	9.50	12/15/14	857
1,800	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 8/15/15 @ 103.88	7.75	8/15/20	1,948
805	XM Satellite Radio, Inc. (Media) Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	831
1,775	Zayo Group LLC/Zayo Capital, Inc. (Internet Software & Services) Callable 3/15/13 @ 105.13	10.25	3/15/17	1,944

	Total Corporate Bonds			360,184

	Convertible Corporate Bonds — 0.29%
1,250	Jefferies Group, Inc. (Capital Markets) Callable 11/1/17 @ 100.00	3.88	11/1/29	1,311

	Total Convertible Corporate Bonds			1,311

	Yankee Dollars — 14.02%
1,125	Abengoa Finance SAU (Commercial Services & Supplies) (a)	8.88	11/1/17	1,041
785	Aircastle Ltd. (Trading Companies & Distributors) Callable 8/1/14 @ 104.88	9.75	8/1/18	858
800	Ardagh Packaging Finance PLC (Containers & Packaging) Callable 10/15/14 @ 103.69 (a)	7.38	10/15/17	825
6,000	CHC Helicopter SA (Transportation Infrastructure) Callable 4/15/15 @ 104.63 (a)	9.25	10/15/20	6,210
1,850	ConvaTec Healthcare (Health Care Providers & Services) Callable 12/15/14 @ 105.25 (a)	10.50	12/15/18	1,875
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	642
1,775	FMG Resources Pty Ltd. (Metals & Mining) Callable 11/1/12 @ 105.25 (a)	7.00	11/1/15	1,819
1,130	General Maritime Corp. (Oil, Gas & Consumable Fuels) Callable 11/15/13 @ 106.00	12.00	11/15/17	1,090
5,885	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 11/15/14 @ 104.50 (a)	9.00	11/15/19	5,826
600	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 2/10/11 @ 105.38	10.75	12/15/14	621
1,990	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 9/15/12 @ 106.00	12.00	9/15/15	2,244
700	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	745
1,375	ING Groep NV (Diversified Financial Services) Callable 12/8/15 @ 100.00 (b)	5.78	12/29/49	1,183
500	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	525
1,693	Intelsat Bermuda Ltd. (Wireless Telecommunication Services) Callable 2/15/13 @ 105.75	11.50	2/4/17	1,871
450	MCE Finance Ltd. (Hotels, Restaurants & Leisure) Callable 5/15/14 @ 105.13	10.25	5/15/18	516
745	National Money Mart Co. (Commercial Services & Supplies) Callable 12/15/13 @ 105.19	10.38	12/15/16	805
275	Navios Maritime Acquisition Corp. (Transportation Infrastructure) Callable 11/1/13 @ 104.31 (a)	8.63	11/1/17	281
805	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	879
1,055	Novelis, Inc. (Metals & Mining) Callable 12/15/13 @ 106.28 (a)	8.38	12/15/17	1,092
3,160	Novelis, Inc. (Metals & Mining) Callable 12/15/15 @ 104.38 (a)	8.75	12/15/20	3,278
1,750	Offshore Group Investment Ltd. (Capital Markets) Callable 2/1/13 @ 108.62 (a)	11.50	8/1/15	1,899
1,250	OPTI Canada, Inc. (Oil, Gas & Consumable Fuels) Callable 2/10/11 @ 102.00 (a)	9.00	12/15/12	1,253
685	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	742
675	Patheon, Inc. (Pharmaceuticals) Callable 4/15/13 @ 106.47 (a)	8.63	4/15/17	673
455	Quebecor Media, Inc. (Media)	7.75	3/15/16	470
700	Quebecor Media, Inc. (Media) Callable 3/15/11 @ 103.88	7.75	3/15/16	723
910	RDS Ultra-Deepwater Ltd. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	949
1,450	RSC Equipment Rental, Inc. (Trading Companies & Distributors) Callable 2/10/11 @ 104.75	9.50	12/1/14	1,523
365	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44 (a)	6.88	5/1/20	349
2,635	Seagate HDD Cayman (Computers & Peripherals) Callable 12/15/14 @ 103.88 (a)	7.75	12/15/18	2,668

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Yankee Dollars (continued)
$165	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	$193
109	Sun Media Corp. (Media)	7.63	2/15/13	109
965	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50	1/15/20	1,051
4,000	Telesat Canada/Telesat LLC (Diversified Telecommunication Services) Callable 11/1/12 @ 105.50	11.00	11/1/15	4,490
1,115	Trinidad Drilling Ltd. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 103.94 (a)	7.88	1/15/19	1,126
475	UPC Germany GmbH (Diversified Financial Services) Callable 12/1/12 @ 108.12 (a)	8.13	12/1/17	496
900	UPC Holding BV (Media) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	986
2,390	Warner Chilcott Co. LLC (Pharmaceuticals) Callable 9/15/14 @ 103.88 (a)	7.75	9/15/18	2,414
1,380	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	1,199
2,600	Wind Acquisition Finance SA (Electric Utilities) Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	2,646
440	Wind Acquisition Finance SA (Electric Utilities) Callable 7/15/13 @ 105.88 (a)	11.75	7/15/17	496
2,207	Wind Acquisition Holdings Finance SA (Electric Utilities) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	2,560

	Total Yankee Dollars			63,241

	Common/Preferred Stocks and Rights — 0.23%
21,000	Adelphia restructure Rights to Time Warner Cable, Inc., Class – A Stock (Media) (f)			21
37,775	Citigroup Capital XII Callable 3/30/15 @ 25.00 (Diversified Financial Services)			1,000

	Total Common/Preferred Stocks and Rights			1,021

	Time Deposits — 3.98%
$17,940	State Street Liquidity Management Control System Time Deposit	0.01	1/3/11	17,940

	Total Time Deposits			17,940

	Total Investments (cost $415,948) — 98.38%			443,697
	Other assets in excess of liabilities — 1.62%			7,294

	Net Assets — 100.00%			$450,991

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2010.

(e)	The security has been deemed illiquid by the Specialist Manager and represents 0.11% of the Portfolio.

(f)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

MTN — Medium Term Note

ULC — Unlimited Liability Co.

See accompanying notes to financial statements

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 81.49%
$1,980	U.S. Treasury Bond	3.88	8/15/40	$1,824
3,323	U.S. Treasury Bond	4.25	5/15/39	3,274
950	U.S. Treasury Bond	4.38	11/15/39	955
1,804	U.S. Treasury Bond	4.38	5/15/40	1,813
2,259	U.S. Treasury Bond	4.50	2/15/36	2,339
1,663	U.S. Treasury Bond	4.50	8/15/39	1,708
1,816	U.S. Treasury Bond	4.63	2/15/40	1,902
564	U.S. Treasury Bond	5.38	2/15/31	658
956	U.S. Treasury Bond	6.13	11/15/27	1,201
2,980	U.S. Treasury Bond	6.25	8/15/23	3,745
1,731	U.S. Treasury Bond	6.25	5/15/30	2,225
1,100	U.S. Treasury Bond	8.00	11/15/21	1,556
1,923	U.S. Treasury Note	0.38	8/31/12	1,920
1,974	U.S. Treasury Note	0.38	9/30/12	1,969
2,007	U.S. Treasury Note	0.38	10/31/12	2,001
2,013	U.S. Treasury Note	0.50	11/30/12	2,010
5,467	U.S. Treasury Note	0.50	10/15/13	5,406
1,454	U.S. Treasury Note	0.50	11/15/13	1,435
1,799	U.S. Treasury Note	0.63	6/30/12	1,804
1,861	U.S. Treasury Note	0.63	7/31/12	1,866
1,737	U.S. Treasury Note	0.75	5/31/12	1,745
1,122	U.S. Treasury Note	0.75	8/15/13	1,120
1,252	U.S. Treasury Note	0.75	9/15/13	1,248
2,703	U.S. Treasury Note	0.88	1/31/12	2,718
1,528	U.S. Treasury Note	0.88	2/29/12	1,537
1,477	U.S. Treasury Note	1.00	3/31/12	1,488
1,703	U.S. Treasury Note	1.00	4/30/12	1,717
1,122	U.S. Treasury Note	1.00	7/15/13	1,127
4,632	U.S. Treasury Note	1.13	1/15/12	4,669
2,216	U.S. Treasury Note	1.13	12/15/12	2,239
1,122	U.S. Treasury Note	1.13	6/15/13	1,131
1,653	U.S. Treasury Note	1.25	8/31/15	1,608
4,353	U.S. Treasury Note	1.25	9/30/15	4,223
1,353	U.S. Treasury Note	1.25	10/31/15	1,309
1,162	U.S. Treasury Note	1.38	2/15/12	1,175
1,393	U.S. Treasury Note	1.38	5/15/12	1,411
1,929	U.S. Treasury Note	1.38	9/15/12	1,957
2,109	U.S. Treasury Note	1.38	10/15/12	2,140
2,261	U.S. Treasury Note	1.38	11/15/12	2,295
2,086	U.S. Treasury Note	1.38	1/15/13	2,118
2,030	U.S. Treasury Note	1.38	2/15/13	2,061
1,906	U.S. Treasury Note	1.38	3/15/13	1,934
1,248	U.S. Treasury Note	1.38	5/15/13	1,266
1,600	U.S. Treasury Note	1.38	11/30/15	1,555
1,274	U.S. Treasury Note	1.50	7/15/12	1,295
1,759	U.S. Treasury Note	1.75	8/15/12	1,795
1,754	U.S. Treasury Note	1.75	4/15/13	1,794
1,455	U.S. Treasury Note	1.75	7/31/15	1,450
1,359	U.S. Treasury Note	1.88	6/15/12	1,388
1,466	U.S. Treasury Note	1.88	6/30/15	1,472
1,348	U.S. Treasury Note	1.88	8/31/17	1,287

See accompanying notes to financial statements

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,348	U.S. Treasury Note	1.88	9/30/17	$1,284
1,342	U.S. Treasury Note	1.88	10/31/17	1,276
8,871	U.S. Treasury Note	2.13	5/31/15	9,012
1,066	U.S. Treasury Note	2.25	5/31/14	1,103
1,489	U.S. Treasury Note	2.25	1/31/15	1,529
1,353	U.S. Treasury Note	2.25	11/30/17	1,316
1,590	U.S. Treasury Note	2.38	2/28/15	1,639
1,365	U.S. Treasury Note	2.38	7/31/17	1,347
1,556	U.S. Treasury Note	2.50	3/31/15	1,611
1,590	U.S. Treasury Note	2.50	4/30/15	1,644
1,398	U.S. Treasury Note	2.50	6/30/17	1,393
714	U.S. Treasury Note	2.63	6/30/14	747
1,523	U.S. Treasury Note	2.63	12/31/14	1,588
3,353	U.S. Treasury Note	2.63	8/15/20	3,179
1,694	U.S. Treasury Note	2.63	11/15/20	1,598
1,286	U.S. Treasury Note	2.75	11/30/16	1,313
1,353	U.S. Treasury Note	2.75	5/31/17	1,370
1,167	U.S. Treasury Note	3.00	8/31/16	1,211
1,218	U.S. Treasury Note	3.00	9/30/16	1,263
1,303	U.S. Treasury Note	3.00	2/28/17	1,344
2,503	U.S. Treasury Note	3.13	10/31/16	2,611
1,370	U.S. Treasury Note	3.13	1/31/17	1,423
1,382	U.S. Treasury Note	3.13	4/30/17	1,432
2,335	U.S. Treasury Note	3.13	5/15/19	2,360
1,032	U.S. Treasury Note	3.25	7/31/16	1,086
1,325	U.S. Treasury Note	3.25	12/31/16	1,388
1,325	U.S. Treasury Note	3.25	3/31/17	1,384
2,566	U.S. Treasury Note	3.38	11/15/19	2,619
1,449	U.S. Treasury Note	3.50	2/15/18	1,524
2,543	U.S. Treasury Note	3.50	5/15/20	2,605
2,583	U.S. Treasury Note	3.63	2/15/20	2,681
1,974	U.S. Treasury Note	3.75	11/15/18	2,100
1,195	U.S. Treasury Note	3.88	5/15/18	1,286
1,043	U.S. Treasury Note	4.00	2/15/14	1,136
1,274	U.S. Treasury Note	4.00	8/15/18	1,381
1,032	U.S. Treasury Note	4.13	5/15/15	1,136
5,895	U.S. Treasury Note	4.25	8/15/14	6,503
1,077	U.S. Treasury Note	4.25	8/15/15	1,193
727	U.S. Treasury Note	4.25	11/15/17	801
1,032	U.S. Treasury Note	4.38	8/15/12	1,097
981	U.S. Treasury Note	4.75	8/15/17	1,112
2,338	U.S. Treasury Note	5.02	2/15/19	2,308
2,430	U.S. Treasury Note	6.62	8/15/19	2,539
5,367	U.S. Treasury Note	7.76	8/15/13	5,843

	Total U.S. Treasury Obligations			184,198

	U.S. Government Agency Securities — 12.80%
2,244	Fannie Mae, Callable 4/22/11 @ 100.00	1.05	10/22/13	2,227
1,686	Fannie Mae, Callable 6/2/11 @ 100.00	1.13	12/2/13	1,687
1,404	Fannie Mae, Callable 5/18/11 @ 100.00	1.15	11/18/14	1,375
657	Fannie Mae	1.63	10/26/15	640

See accompanying notes to financial statements

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$1,616	Fannie Mae	2.63	11/20/14	$1,677
3,090	Fannie Mae	2.75	2/5/14	3,229
1,053	Fannie Mae	7.25	5/15/30	1,418
2,646	Fannie Mae, Series 1, Callable 6/28/11 @ 100.00	0.88	12/28/12	2,640
2,185	Federal Home Loan Bank	0.88	8/22/12	2,196
1,050	Federal Home Loan Bank	5.25	12/11/20	1,174
2,092	Freddie Mac	1.63	4/15/13	2,129
2,467	Freddie Mac	2.88	2/9/15	2,568
2,098	Freddie Mac	4.13	9/27/13	2,273
2,926	Freddie Mac	5.25	4/18/16	3,347
319	Tennessee Valley Authority	5.38	4/1/56	342

	Total U.S. Government Agency Securities			28,922

	Corporate Bonds — 4.73%
3,074	Citigroup, Inc. (Diversified Financial Services)	2.13	4/30/12	3,137
2,267	General Electric Capital Corp., Series G (Diversified Financial Services)	2.20	6/8/12	2,318
2,842	Goldman Sachs Group, Inc. (Diversified Financial Services)	3.25	6/15/12	2,950
2,250	US Central Federal Credit Union (Diversified Financial Services)	1.90	10/19/12	2,297

	Total Corporate Bonds			10,702

	Time Deposits — 0.46%
1,028	State Street Liquidity Management Control System Time Deposit	0.01	1/3/11	1,028

	Total Time Deposits			1,028

	Total Investments (cost $227,436) — 99.48%			224,850
	Other assets in excess of liabilities — 0.52%			1,181

	Net Assets — 100.00%			$226,031

See accompanying notes to financial statements

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds — 72.27%
$59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	$66
2,993	American Tower Corp. (Wireless Telecommunication Services)	4.50	1/15/18	2,967
1,047	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	6.38	1/15/40	1,199
533	Anheuser-Busch InBev Worldwide, Inc. (Beverages) (a)	8.20	1/15/39	723
1,201	AT&T, Inc. (Diversified Telecommunication Services)	4.95	1/15/13	1,287
683	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	747
2,720	AT&T, Inc. (Diversified Telecommunication Services)	5.80	2/15/19	3,062
901	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	955
2,140	Aviation Capital Group (Transportation Infrastructure) (a)	7.13	10/15/20	2,180
1,719	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	1,679
792	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3.25	11/12/20	743
3,317	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	3,423
1,787	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	1,952
1,908	Cellco Partnership/Verizon Wireless Capital LLC (Diversified Telecommunication Services)	5.55	2/1/14	2,104
895	CenterPoint Energy Resources Corp., Series B (Multi-Utilities)	7.88	4/1/13	1,012
618	Cisco Systems, Inc. (Communications Equipment)	4.45	1/15/20	647
1,574	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	1,796
2,602	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	2,718
790	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	870
2,430	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	2,691
612	Comcast Corp. (Media)	5.15	3/1/20	643
854	Comcast Corp. (Media)	6.45	3/15/37	912
906	Continental Airlines 2010-A (Airlines)	4.75	1/12/21	905
860	Delta Air Lines 2010-2A (Airlines)	4.95	5/23/19	863
2,425	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	2,467
480	Duke Energy Carolinas LLC, Series C (Electric Utilities)	7.00	11/15/18	587
774	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	830
1,280	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	1,217
796	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	7.50	7/1/38	926
2,015	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	9.00	4/15/19	2,524
2,471	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)	5.25	1/31/20	2,570
1,817	ERAC USA Finance Co. (Specialty Retail) (a)	5.25	10/1/20	1,848
658	ERAC USA Finance Co. (Specialty Retail) (a)	5.60	5/1/15	718
1,744	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	1,952
3,366	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	3,598
1,045	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,129
1,989	Georgia Power Co. (Electric Utilities)	6.00	11/1/13	2,224
1,588	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	4.85	5/15/13	1,724
2,471	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	2,665
2,441	Jefferies Group, Inc. (Capital Markets)	8.50	7/15/19	2,791
2,243	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	2,208
3,350	JPMorgan Chase & Co. (Diversified Financial Services)	6.30	4/23/19	3,813
924	Kellogg Co. (Food Products)	4.25	3/6/13	981
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,639
672	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	666
1,519	MassMutual Global Funding LLC (Capital Markets) (a)	2.30	9/28/15	1,481
850	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	918
2,582	Morgan Stanley (Diversified Financial Services)	7.30	5/13/19	2,906
1,970	Nationwide Mutual Insurance Co. (Insurance) (a)	9.38	8/15/39	2,285
1,728	NBC Universal (Media) (a)	5.95	4/1/41	1,728
2,345	Newmont Mining Corp (Metals & Mining)	6.25	10/1/39	2,550

See accompanying notes to financial statements

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)
$1,292	News America, Inc. (Media)	6.15	3/1/37	$1,347
2,369	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	2,561
739	Oncor Electric Delivery (Electric Utilities) (a)	5.25	9/30/40	710
1,063	Pacific Gas & Electric Co. (Electric Utilities)	6.05	3/1/34	1,164
1,811	Praxair, Inc. (Industrial Conglomerates)	4.63	3/30/15	1,971
810	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	932
806	Roche Holdings, Inc. (Pharmaceuticals) (a)	7.00	3/1/39	1,016
1,191	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	1,270
527	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	588
3,443	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	3,606
1,476	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	1,727
903	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	1,017
593	The Kroger Co. (Food & Staples Retailing)	5.50	2/1/13	641
701	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	808
2,404	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	2,429
506	TIAA Global Markets, Inc. (Capital Markets) (a)	5.13	10/10/12	542
3,041	Time Warner Cable, Inc. (Media)	5.85	5/1/17	3,393
1,616	Time Warner Cable, Inc. (Media)	8.25	2/14/14	1,876
2,297	Time Warner, Inc. (Media)	4.88	3/15/20	2,392
597	Time Warner, Inc. (Media)	6.20	3/15/40	635
1,221	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,261
1,325	United Parcel Service, Inc. (Air Freight & Logistics)	3.13	1/15/21	1,231
1,071	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	1,164
417	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	467
782	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	809
2,250	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	2,131
759	Wisconsin Power & Light Co. (Electric Utilities)	6.38	8/15/37	875

	Total Corporate Bonds			127,652

	Yankee Dollars — 22.51%
1,090	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,047
1,584	Bank of Nova Scotia (Commercial Banks)	2.38	12/17/13	1,632
1,843	Bank of Nova Scotia (Commercial Banks)	3.40	1/22/15	1,913
1,377	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,458
711	Barrick Gold Corp. (Metals & Mining)	6.95	4/1/19	872
1,203	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,302
245	Covidien International Finance SA (Health Care Equipment & Supplies)	6.00	10/15/17	278
2,232	Credit Suisse New York, MTN (Commercial Banks)	5.30	8/13/19	2,358
211	Diageo Capital PLC (Beverages)	5.20	1/30/13	228
3,573	E.ON International Finance BV (Electric Utilities) (a)	5.80	4/30/18	4,037
1,945	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	1,994
3,500	Royal Bank of Canada, MTN (Commercial Banks)	2.10	7/29/13	3,569
1,667	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	1,786
942	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	1,116
964	Siemens Financieringsmaatschappij NV (Industrial Conglomerates) (a)	6.13	8/17/26	1,088
1,281	Tesco PLC (Food & Staples Retailing) (a)	5.50	11/15/17	1,429
1,387	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	1,411
1,219	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	1,245
1,879	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	2,068
1,314	Veolia Environnement (Multi-Utilities)	6.00	6/1/18	1,472
585	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	9.63	3/1/19	751

See accompanying notes to financial statements

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Yankee Dollars (continued)
$838	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	$856
1,223	Wesfarmers Ltd. (Industrial Conglomerates) (a)	7.00	4/10/13	1,349
3,624	Woodside Finance Ltd. (Diversified Financial Services) (a)	8.75	3/1/19	4,507

	Total Yankee Dollars			39,766

	Time Deposits — 3.84%
6,784	State Street Liquidity Management Control System Time Deposit	0.01	1/3/11	6,784

	Total Time Deposits			6,784

	Total Investments (cost $173,915) — 98.62%			174,202
	Other assets in excess of liabilities — 1.38%			2,437

	Net Assets — 100.00%			$176,639

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

MTN — Medium Term Note

See accompanying notes to financial statements

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 92.03%
$3,000	Fannie Mae, 10 YR TBA	5.50	1/25/26	$3,225
1,800	Fannie Mae, 15 YR TBA	3.50	1/25/26	1,812
7,700	Fannie Mae, 15 YR TBA	4.00	1/25/26	7,930
6,900	Fannie Mae, 15 YR TBA	4.50	1/25/26	7,233
4,400	Fannie Mae, 15 YR TBA	5.00	1/25/26	4,668
3,200	Fannie Mae, 30 YR TBA	4.00	1/25/41	3,183
18,300	Fannie Mae, 30 YR TBA	4.50	1/25/41	18,783
200	Fannie Mae, 30 YR TBA	5.00	1/25/41	210
2,800	Fannie Mae, 30 YR TBA	6.50	1/25/41	3,112
9,594	Fannie Mae, Pool #725228	6.00	3/1/34	10,569
8,983	Fannie Mae, Pool #889117	5.00	10/1/35	9,493
13,921	Fannie Mae, Pool #890221	5.50	12/1/33	14,985
3,232	Fannie Mae, Pool #AE0442	6.50	1/1/39	3,603
7,900	Freddie Mac, 30 YR TBA	4.00	1/15/41	7,842
7,400	Freddie Mac, 30 YR TBA	5.00	1/15/41	7,761
2,800	Freddie Mac, 30 YR TBA	5.50	1/15/41	2,984
1,300	Freddie Mac, 30 YR TBA	6.00	1/15/41	1,408
19,800	Freddie Mac, Gold 30 YR TBA	4.50	1/15/41	20,289
6,100	Freddie Mac, Pool #1B7911 (a)	2.71	12/1/40	6,161
6,221	Freddie Mac, Pool #C01598	5.00	8/1/33	6,567
8,732	Freddie Mac, Pool #G01665	5.50	3/1/34	9,382
5,851	Freddie Mac, Pool #G02794	6.00	5/1/37	6,359
2,300	Government National Mortgage Association, 30 YR TBA	4.00	1/15/41	2,315
8,000	Government National Mortgage Association, 30 YR TBA	4.50	1/15/41	8,305
5,600	Government National Mortgage Association, 30 YR TBA	4.50	1/20/41	5,814
4,300	Government National Mortgage Association, 30 YR TBA	5.00	1/15/41	4,571
6,400	Government National Mortgage Association, 30 YR TBA	5.00	1/20/41	6,803
2,400	Government National Mortgage Association, 30 YR TBA	5.50	1/20/40	2,582
600	Government National Mortgage Association, 30 YR TBA	5.50	1/15/41	648
1,600	Government National Mortgage Association, 30 YR TBA	6.00	1/20/40	1,752
100	Government National Mortgage Association, 30 YR TBA	6.00	1/15/41	110
1,600	Government National Mortgage Association, 30 YR TBA	6.50	1/15/41	1,803
2,081	Government National Mortgage Association, Pool #510835	5.50	2/15/35	2,258
714	Government National Mortgage Association, Pool #658181	5.50	11/15/36	773
2,102	Government National Mortgage Association, Pool #781959	6.00	7/15/35	2,307
1,545	Government National Mortgage Association, Pool #782523	5.00	11/15/35	1,645

	Total U.S. Government Agency Mortgages			199,245

	U.S. Treasury Obligations — 90.90%
196,800	U.S. Treasury Bill (b)	0.03	1/13/11	196,798

	Total U.S. Treasury Obligations			196,798

	Collateralized Mortgage Obligations — 5.29%
1,745	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (a)	5.69	4/10/49	1,823
1,310	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,409
1,745	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	1,850
1,300	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	7/12/16	1,347
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,811
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.88	7/11/17	1,403
1,745	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	5.90	7/15/17	1,811

	Total Collateralized Mortgage Obligations			11,454

See accompanying notes to financial statements

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Time Deposits — 0.72%
$1,569	State Street Liquidity Management Control System Time Deposit	0.01	1/3/11	$1,569

	Total Time Deposits			1,569

	Total Investments Before TBA Sale Commitments (cost $408,268) — 188.94%			409,066
	TBA Sale Commitments (see summary below) — (7.48)%			(16,198)
	Liabilities in excess of other assets — (81.46)%			(176,366)

	Net Assets — 100.00%			$216,502

	TBA Sale Commitments(c) — (7.48)%
$(13,500)	Fannie Mae, 30 YR TBA	4.50	2/25/41	$(13,819)
(700)	Fannie Mae, 30 YR TBA	5.50	1/25/41	(749)
(1,500)	Fannie Mae, 30 YR TBA	6.00	1/25/41	(1,630)

	Total TBA Sale Commitments			$(16,198)

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

(b)	Rate disclosed represents effective yield at purchase.

(c)	Represents a “to-be-announced” transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time. (See Note 2 in Notes to Financial Statements).

TBA — Security is subject to delayed delivery.

See accompanying notes to financial statements

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.41%
	Alabama — 2.93%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100.00 (NATL-RE)	5.25	3/1/13	$1,045

	California — 6.66%
765	California State, GO	5.00	4/1/15	834
1,500	Los Angeles California Municipal Improvement Corporation Lease Revenue, Series C	3.00	9/1/12	1,540

				2,374

	Florida — 17.07%
1,250	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,304
1,000	Florida State Board of Education, Series B, GO, Callable 1/1/12 @ 101.00	5.38	1/1/14	1,056
1,250	Jacksonville Florida Special Revenue, Series C-1	4.00	10/1/13	1,338
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	520
735	Lakeland Florida Light & Water Revenue, Series C (AGM)	6.05	10/1/11	761
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,103

				6,082

	Illinois — 5.89%
1,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100.00	5.25	12/30/12	1,047
1,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100.00	5.25	10/1/14	1,052

				2,099

	Iowa — 3.45%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100.00	5.25	8/1/13	1,229

	Kentucky — 4.62%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,644

	Maryland — 0.96%
325	Maryland State Transportation Authority Grant & Revenue Anticipation	5.00	3/1/12	342

	Michigan — 9.71%
650	Hamilton Michigan Community School District, GO (AGM, Q-SBLF)	5.00	5/1/12	685
1,500	Michigan State Trunk Line Revenue (NATL-RE, FGIC)	5.25	11/1/15	1,702
1,000	Michigan State, Series A, GO	4.00	11/1/16	1,072

				3,459

	Nebraska — 3.08%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE, FGIC)	5.00	1/1/14	1,098

	Nevada — 2.90%
1,000	Nevada State Colorado River Community, Series I, GO (AGM)	5.00	9/15/11	1,032

	New York — 7.72%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,717
1,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (NATL-RE)	5.25	10/1/11	1,033

				2,750

	Pennsylvania — 0.94%
325	Swarthmore Borough Authority Pennsylvania College Revenue	5.00	9/15/11	335

	Tennessee — 2.91%
1,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,037

See accompanying notes to financial statements

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 14.43%
$735	Austin Texas Independent School District, Series A, GO	3.00	8/1/14	$775
745	College Station Texas, GO	5.00	2/15/16	845
1,500	Mansfield Texas Independent School District, GO	4.00	2/15/13	1,592
1,285	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,388
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	539

				5,139

	Utah — 1.44%
500	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100.00	5.00	8/1/13	513

	Washington — 6.91%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,420
650	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	674
350	Washington State, Series R-03-A, GO, Prerefunded 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	366

				2,460

	Wisconsin — 5.79%
1,475	Dane County, Series A, GO	3.00	6/1/12	1,516
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	547

				2,063

	Total Municipal Bonds			34,701

	Mutual Funds — 1.44%
512,649	SSgA Tax-Free Money Market Fund (a)	0.01		513

	Total Mutual Funds			513

	Total Investments (cost $34,652) — 98.85%			35,214
	Other assets in excess of liabilities — 1.15%			410

	Net Assets — 100.00%			$35,624

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

Q-SBLF — Qualified School Bond Loan Fund

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.54%
	Alabama — 3.08%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,452
2,500	Alabama State Public School & College Authority Revenue, Capital Improvement, Series B, Callable 5/1/13 @ 103.00	5.00	5/1/14	2,762
3,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/14	3,323
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	1,699
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,621
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,021

				15,878

	Alaska — 0.47%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (General Obligation of Authority)	5.25	4/1/22	2,424

	Arizona — 1.56%
95	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	97
620	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	627
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	266
2,000	Pima County Arizona Sewer System Revenue, Callable 7/1/20 @ 100.00 (AGM)	5.00	7/1/23	2,075
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,052
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,616
310	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	311

				8,044

	Arkansas — 0.46%
835	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/11	838
25	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM, Pre-refunded (ADFA/ADED)	4.25	3/1/11	25
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	530
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM, Pre-refunded (ADFA/ADED)	4.25	3/1/13	16
450	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	473
500	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	509

				2,391

	California — 17.93%
685	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	686
4,400	California State Department of Water Resources, Central Valley Project	5.25	7/1/22	4,408
5,950	California State Department of Water Resources, Power Supply Revenue, Series L	5.00	5/1/15	6,675
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,338
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	976
4,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,008
250	California State, GO	6.30	9/1/11	258
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,298
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,326

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California (continued)
$5,000	California State, GO	5.00	8/1/21	$5,115
1,000	California State, GO	5.00	8/1/22	1,011
250	California State, GO	5.00	11/1/22	254
905	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	925
4,410	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1, Callable 6/1/17 @ 100.00	4.50	6/1/27	3,387
3,037	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	2,701
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,576
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,401
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,135
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,218
5,530	San Francisco California City & County Airports Commission International Terminal Revenue, Series E, Callable 5/1/19 @ 100.00	5.25	5/1/23	5,788
3,000	San Francisco California City & County Public Utilities Commission, Water Revenue, Series B, Callable 11/1/19 @ 100.00	5.00	11/1/26	3,093
1,970	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	1,921
4,175	Southern California Public Power Authority, Canyon Power Project Revenue, Series A, Callable 1/1/20 @ 100.00	5.00	7/1/23	4,416
5,000	Southern California Public Power Authority, Windy Flats Project Revenue, Series 1, Callable 7/1/20 @ 100.00	5.00	7/1/23	5,262
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,606
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,683

				92,465

	Colorado — 0.86%
865	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	904
1,920	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	1,952
1,505	Colorado Health Facilities Authority Revenue, Boulder Community Hospital Project, Series A	4.00	10/1/18	1,480
102	University of Colorado Registrants Participation Institutes	6.00	12/1/13	108

				4,444

	Delaware — 0.48%
2,340	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	2,468

	District of Columbia — 0.51%
435	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	435
2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/22	2,180

				2,615

	Florida — 12.37%
2,290	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,343
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,459
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,136
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,156
1,690	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,741
5,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/15	5,378
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,153

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	$2,107
1,500	Florida State Turnpike Authority Revenue, Department of Transportation, Series A (AGM)	5.00	7/1/13	1,635
5,180	Florida State Turnpike Authority Revenue, Department of Transportation, Series A	5.00	7/1/14	5,736
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/14	2,732
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,488
530	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	526
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,327
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,426
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,085
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,248
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	1,735
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,722
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,928
2,400	Orlando Florida Utilities Commission Utility System Revenue, Series C	5.00	10/1/14	2,689

				63,750

	Georgia — 1.88%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,118
1,250	Gwinnett County Georgia Development Authority Public School Project Certificates of Participation, Prerefunded 1/1/14 @ 100.00 (NATL-RE)	5.25	1/1/20	1,401
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,598
2,685	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,569

				9,686

	Hawaii — 1.84%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,626
210	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	210
2,500	Honolulu City & County Hawaii Wastewater System Revenue, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/22	2,655

				9,491

	Idaho — 0.42%
1,745	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,751
425	Idaho Housing & Finance Association, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	427

				2,178

	Illinois — 4.63%
190	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	193
535	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	535
2,940	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	2,839
500	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	506
2,280	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,322
165	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	165

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Illinois (continued)
$1,600	Illinois Educational Facilities Authority Revenue (a)	5.55	7/1/14	$1,303
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (b)	4.25	3/1/34	390
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/1/20 @ 100.00	5.00	1/1/25	2,017
3,000	Illinois State, GO, Callable 1/1/20 @ 100.00	5.00	1/1/22	2,887
5,000	Illinois State, Series B, GO	5.00	1/1/16	5,250
945	Lake County Illinois Community School District, Unrefunded (AGM) (a)	6.31	12/1/17	708
695	Lake County Illinois Community School District, ETM, Pre-refunded (AGM) (a)	6.31	12/1/17	567
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	219
1,000	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	1,033
1,585	Railsplitter Tobacco Settlement Authority Illinois Revenue, Callable 6/1/21 @ 100.00	5.50	6/1/23	1,542
380	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	380
860	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	862
180	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (c)(d)	5.90	2/1/14	176

				23,894

	Indiana — 1.45%
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,103
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,832
1,390	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,398
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,134

				7,467

	Louisiana — 1.18%
975	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	999
1,070	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,094
320	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	320
775	Louisiana Local Government Environmental Facilities Community Development Authority, Series A, Callable 12/1/12 @ 102.00 (AMBAC)	5.20	6/1/17	815
2,871	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	2,876

				6,104

	Maryland — 0.44%
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,186
1,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,098

				2,284

	Massachusetts — 4.49%
3,180	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A	5.25	7/1/28	3,395
4,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	5,167

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	$2,433
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,270
320	Massachusetts State Development Finance Agency Revenue, Series A, Callable 10/20/11 @ 105.00 (GNMA)	6.70	10/20/21	352
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,434
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,267
1,425	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	1,498
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,662
335	Massachusetts State Housing Finance Agency (Radian)	4.85	9/1/13	335
340	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	340

				23,153

	Michigan — 2.92%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,379
1,435	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,479
285	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	302
1,000	Michigan State Hospital Finance Authority Revenue, Henry Ford Health System	5.50	11/15/17	1,099
1,175	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,263
140	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	144
2,000	Michigan State, Series A, GO	5.00	11/1/19	2,207
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,540
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	2,626

				15,039

	Mississippi — 0.12%
620	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	620

	Missouri — 1.89%
545	Grandview Missouri Certificates of Participation (FGIC)	5.25	1/1/18	561
250	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	249
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,576
2,960	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	3,074
285	St. Charles County Missouri Health Care, AMT (LOC)	5.40	11/15/16	285

				9,745

	Montana — 0.26%
1,250	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,322

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nebraska — 0.15%
$475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)	5.45	3/15/30	$166
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)	5.55	3/15/35	268
1,000	Nebraska Educational Financial Authority Revenue, Series A (d)	5.50	3/15/25	350

				784

	Nevada — 1.11%
3,000	Clark County Nevada Airport Revenue System, Series C, Callable 7/1/19 @ 100.00 (AGM)	5.00	7/1/23	3,031
2,250	Clark County Nevada Airport Revenue System, Series D, Callable 1/1/20 @ 100.00	5.00	7/1/23	2,324
370	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	365

				5,720

	New Jersey — 2.90%
2,190	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,238
7,555	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,677
500	New Jersey Economic Development Authority Revenue, Series A, Prerefunded 5/15/14 @ 100.00	6.38	4/1/31	585
1,600	New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center	5.00	7/1/16	1,663
2,180	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series C, Prerefunded 6/15/13 @ 100.00	5.50	6/15/21	2,422
440	Tobacco Settlement Financing Corp. Revenue, Series 1-A, Callable 6/1/17 @ 100.00	4.50	6/1/23	377

				14,962

	New York — 6.09%
80	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	81
3,545	Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A-1	5.00	11/15/13	3,895
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,590
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,192
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (General Obligation of Corp.)	5.00	2/15/22	2,604
5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	5,722
2,285	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,490
325	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	339
1,230	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,238
3,250	New York State, Series B, GO	5.00	8/1/17	3,664
1,250	New York State, Series E, GO	5.00	8/1/19	1,390
5,520	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	5,963
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	211

				31,379

	North Carolina — 1.18%
2,500	Mecklenburg County North Carolina, Series C, GO	5.00	3/1/15	2,850
2,350	North Carolina Eastern Municipal Power Agency Power System Revenue, Series A	5.00	1/1/21	2,456
755	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	759

				6,065

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Dakota — 0.57%
$1,250	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	$1,261
1,650	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,664

				2,925

	Ohio — 3.89%
1,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,046
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	6,946
300	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	306
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,123
3,500	Ohio State Higher Education Facility Revenue, Kenyon College Project, Prerefunded 7/1/13 @ 100.00 (b)	4.70	7/1/37	3,822
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Prerefunded 7/1/15 @ 100.00 (b)	4.95	7/1/37	270
500	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	522
4,000	Ohio State Water Development Authority Water Pollution Control Revenue, Water Quality, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/23	4,353
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	706
210	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	212
230	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	231
630	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	524

				20,061

	Oklahoma — 0.05%
250	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.70	9/1/32	260

	Pennsylvania — 6.19%
1,310	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,257
2,525	Allegheny County Pennsylvania Sanitation Authority Sewer Revenue, Callable 12/1/20 @ 100.00 (AGM)	5.00	6/1/24	2,596
395	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	374
140	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	140
2,825	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	2,766
165	McKeesport Pennsylvania Area School District, ETM (AGM)	5.00	4/1/13	171
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,255
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,837
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	688
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,755
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	303
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,017

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$800	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	$802
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	1,014
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,715
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,012
810	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	816
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,149
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,263

				31,930

	Puerto Rico — 3.48%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	4,849
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,568
4,000	Puerto Rico Public Buildings Authority Revenue Guaranteed, Government Facilities, Series H (XLCA)	5.25	7/1/13	4,274
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,262

				17,953

	South Carolina — 1.20%
1,930	Charleston South Carolina Waterworks & Sewer Revenue, Capital Improvement	5.13	1/1/15	2,190
365	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	365
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,622

				6,177

	South Dakota — 0.09%
395	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	443

	Tennessee — 0.81%
90	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	93
3,050	Memphis Tennessee Electric Systems Revenue, SUB	5.00	12/1/17	3,487
590	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	609

				4,189

	Texas — 5.44%
1,000	Austin Texas Electricity Utility System Revenue, Series A, Callable 11/15/20 @ 100.00	5.00	11/15/24	1,050
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	960
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,823
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,505
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,741
635	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	682
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,788
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,254
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,859
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,380

				28,042

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Utah — 1.42%
$525	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	$542
410	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	426
3,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,058
385	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	386
2,500	Utah State, Series C, GO	5.00	7/1/18	2,919

				7,331

	Virginia — 1.32%
1,000	Loudoun County Virginia, Series A, GO (State Aid Withholding)	5.00	7/1/14	1,128
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,448
2,000	Virginia State Public Building Authority Public Facilities Revenue, Series A	5.00	8/1/14	2,239

				6,815

	Washington — 2.80%
1,000	Energy Northwest Washington Electric Revenue, Columbia Generating, Series D	5.00	7/1/12	1,063
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,226
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,713
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,065
1,735	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,877
460	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	479

				14,423

	Wisconsin — 0.61%
3,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,131

	Total Municipal Bonds			508,052

	Corporate Bonds — 0.0%
	Diversified Financial Services — 0.0%
3,939	ASC Equipment (c)(e)(f)	—	3/1/08	—

	Total Corporate Bonds			—

	Time Deposits — 0.12%
637	State Street Liquidity Management Control System Time Deposit	0.01	1/3/11	637

	Total Time Deposits			637

	Total Investments (cost $512,218) — 98.66%			508,689
	Other assets in excess of liabilities — 1.34%			6,915

	Net Assets — 100.00%			$515,604

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Zero Coupon Security. Effective rate shown is as of December 31, 2010.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010. The maturity date represents actual maturity date.

(c)	Escrow security due to bankruptcy.

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

(d)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.15% of the Portfolio.

(e)	Issuer has defaulted on the payment of principal and interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.03% of the Portfolio.

(f)	The security was originally issued with a coupon rate of 5.125%.

ADFA/ADED — Arkansas Development Finance Authority / Arkansas Department of Economic Development

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Permanent School Fund Guaranteed

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

SUB — Subordinate Bond

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — December 31, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 95.55%
	Alabama — 7.19%
$2,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$2,253
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,054
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,126

				4,433

	California — 2.56%
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,577

	Florida — 12.41%
1,100	Broward County Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	1,188
2,050	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	2,330
1,650	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	1,859
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,131
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,141

				7,649

	Hawaii — 5.40%
1,585	Honolulu City & County Hawaii, Series B, GO (NATL-RE)	5.00	7/1/12	1,683
1,500	Honolulu City & County Hawaii, Series B, GO, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,641

				3,324

	Illinois — 4.07%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,174
320	Northbrook Illinois, GO	3.00	12/1/15	335

				2,509

	Kentucky — 3.60%
2,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	2,219

	Maine — 2.61%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,606

	Maryland — 3.37%
1,830	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	2,079

	Massachusetts — 5.42%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,290
1,000	Massachusetts State Water Pollution Abatement Trust Revenue, Series A	5.25	2/1/12	1,051

				3,341

	Michigan — 3.51%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,135
1,000	Michigan State Trunk Line Fund Revenue, Series B (AGM)	5.00	9/1/11	1,028

				2,163

	Nevada — 1.71%
1,000	Nevada State, Capital Improvement, Series A, GO, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,052

	Ohio — 1.87%
1,000	Ohio State, Series B, GO	5.00	9/15/17	1,151

	Oklahoma — 4.37%
2,350	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	2,691

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — December 31, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania — 3.24%
$1,750	Pennsylvania State, Series A, GO	5.00	5/1/20	$1,999

	South Carolina — 3.92%
1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,241
1,085	South Carolina State Public Service Authority Revenue, Series D, Callable 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	1,174

				2,415

	Texas — 7.23%
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,589
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,057
750	Webb County Texas, GO	4.50	2/15/19	812

				4,458

	Utah — 1.88%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,156

	Washington — 15.31%
2,000	King County Washington Sewer Revenue	5.00	1/1/20	2,261
1,000	King County Washington, GO	5.25	1/1/23	1,129
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,763
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,641
2,300	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,640

				9,434

	Wisconsin — 5.88%
875	D C Everest Area School District, GO, Callable 4/1/15 @ 100.00 (AGM)	5.00	4/1/17	967
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE, FGIC)	4.75	4/1/21	1,296
1,200	Wisconsin State, Series C, GO	5.00	5/1/15	1,360

				3,623

	Total Municipal Bonds			58,879

	Mutual Funds — 2.96%
1,825,243	SSgA Tax-Free Money Market Fund (a)	0.01		1,825

	Total Mutual Funds			1,825

	Total Investments (cost $61,996) — 98.51%			60,704
	Other assets in excess of liabilities — 1.49%			917

	Net Assets — 100.00%			$61,621

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of December 31, 2010 (Unaudited)

(Amounts in thousands except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$420,315	$751,603	$507,189	$914,244
Unrealized appreciation (depreciation)	98,234	103,040	206,817	181,530

Investments, at value	518,549	854,643	714,006	1,095,774
Cash	—	—	—	1,287
Foreign currency, at value (Cost $0, $30, $0, $61, respectively)	—	31	—	63
Unrealized appreciation on forward currency contracts	—	419	—	547
Unrealized appreciation on interest rate swap agreements	—	346	—	442
Dividends and interest receivable	725	1,578	690	1,595
Receivable for Portfolio shares issued	294	56	40	78
Receivable from investments sold	3,247	28,300	1,519	32,476
Swaps premium paid	—	77	—	101
Foreign tax reclaims receivable	153	37	186	93
TBA sale commitments receivable	—	27,975	—	35,496
Segregated cash for collateral	—	—	—	117
Variation margin receivable on futures contracts	—	1	—	—
Prepaid expenses	20	31	24	38

Total Assets	522,988	913,494	716,465	1,168,107

LIABILITIES:
Cash overdraft	178	632	216	—
TBA sale commitments, at fair value	—	28,025	—	35,560
Written Options, at fair value (premiums received $0, $106, $0, $135, respectively)	—	162	—	209
Unrealized depreciation on forward currency contracts	—	152	—	187
Unrealized depreciation on interest rate swap agreements	—	2	—	3
Payable for investments purchased	2,659	18,973	744	20,425
Payable for Portfolio shares redeemed	31	195	255	152
Payable to broker for futures collateral	—	553	—	1,355
Variation margin payable on futures contracts	2	175	—	231
Advisory fees payable	169	296	279	411
Management fees payable	22	37	32	47
Administrative services fees payable	4	4	4	6
Other accrued expenses	63	39	68	14

Total Liabilities	3,128	49,245	1,598	58,600

NET ASSETS:	$519,860	$864,249	$714,867	$1,109,507

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$43	$70	$55	$84
Additional paid-in capital	729,511	817,866	788,610	996,224
Accumulated net investment income/(distributions in excess of net investment income)	(25)	782	4	1,303
Accumulated realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	(307,930)	(63,002)	(280,632)	(76,693)
Net unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	98,261	108,533	206,830	188,589

Net Assets	$519,860	$864,249	$714,867	$1,109,507

NET ASSETS:
HC Strategic Shares	$519,256	$863,130	$714,137	$1,108,214
HC Advisors Shares	604	1,119	730	1,293

Total	$519,860	$864,249	$714,867	$1,109,507

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	43,456	69,659	55,002	83,751
HC Advisors Shares	51	90	56	98

Total	43,507	69,749	55,058	83,849

Net Asset Value, offering and redemption price per share(a)
HC Strategic Shares	$11.95	$12.39	$12.98	$13.23

HC Advisors Shares	$11.95	$12.40	$12.97	$13.23

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2010 (Unaudited)

(Amounts in thousands except per share amounts)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Related Securities Portfolio
ASSETS:
Investments, at cost	$112,630	$170,366	$207,330	$195,250
Unrealized appreciation (depreciation)	26,028	36,834	58,185	35,670

Investments, at value	138,658	207,200	265,515	230,920
Dividends and interest receivable	135	201	705	112
Receivable for Portfolio shares issued	—	16	20	157
Receivable from investments sold	335	161	1,269	189
Foreign tax reclaims receivable	—	—	—	29
Deferred offering costs	—	—	—	26
Prepaid expenses	12	12	10	10

Total Assets	139,140	207,590	267,519	231,443

LIABILITIES:
Cash overdraft	51	186	—	—
Unrealized depreciation on forward currency contracts	—	—	—	4
Payable for investments purchased	2	35	267	91
Payable for Portfolio shares redeemed	61	8	—	—
Variation margin payable on futures contracts	1	3	—	—
Advisory fees payable	58	89	442	160
Management fees payable	6	9	11	9
Administrative services fees payable	1	1	1	1
Other accrued expenses	28	27	11	4

Total Liabilities	208	358	732	269

NET ASSETS:	$138,932	$207,232	$266,787	$231,174

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$10	$16	$17	$18
Additional paid-in capital	195,129	206,210	202,622	188,822
Accumulated net investment income/(distributions in excess of net investment income)	(8)	(6)	(1,940)	23
Accumulated realized gains/(losses) from investments, futures and foreign currency transactions	(82,228)	(35,826)	7,903	6,645
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	26,029	36,838	58,185	35,666

Net Assets	$138,932	$207,232	$266,787	$231,174

NET ASSETS:
HC Strategic Shares	$138,812	$207,035	$266,421	$230,894
HC Advisors Shares	120	197	366	280

Total	$138,932	$207,232	$266,787	$231,174

SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	10,363	15,633	16,733	18,160
HC Advisors Shares	10	15	23	22

Total	10,373	15,648	16,756	18,182

Net Asset Value, offering and redemption price per share(a)
HC Strategic Shares	$13.39	$13.24	$15.92	$12.71

HC Advisors Shares	$13.38	$13.24	$15.92	$12.71

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2010 (Unaudited)

(Amounts in thousands except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$842,097	$1,596,199	$417,966	$136,384
Unrealized appreciation (depreciation)	294,564	178,349	69,648	(252)

Investments, at value	1,136,661	1,774,548	487,614	136,132
Cash	—	—	67	—
Foreign currency, at value (cost $618, $669, $3,191, $0, respectively)	618	637	3,319	—
Unrealized appreciation on forward currency contracts	—	—	490	42
Dividends and interest receivable	881	1,359	296	850
Receivable for Portfolio shares issued	170	186	63	48
Receivable from investments sold	357	3,454	1,702	22,753
Foreign tax reclaims receivable	902	1,071	4	—
TBA sale commitments receivable	—	—	—	2,021
Segregated cash for collateral	—	—	2,254	—
Variation margin receivable on futures contracts	—	—	507	5
Prepaid expenses	34	51	21	13

Total Assets	1,139,623	1,781,306	496,337	161,864

LIABILITIES:
TBA sale commitments, at fair value	—	—	—	2,047
Unrealized depreciation on forward currency contracts	163	246	—	—
Distributions payable	—	—	—	156
Payable for investments purchased	2,099	3,464	553	53,433
Payable for Portfolio shares redeemed	271	228	—	17
Advisory fees payable	671	1,057	311	12
Management fees payable	48	76	21	7
Administrative services fees payable	6	9	3	1
Other accrued expenses	487	436	205	35

Total Liabilities	3,745	5,516	1,093	55,708

NET ASSETS:	$1,135,878	$1,775,790	$495,244	$106,156

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$107	$168	$22	$10
Additional paid-in capital	1,063,707	1,605,529	419,812	103,818
Accumulated net investment income/(distributions in excess of net investment income)	2,261	915	(643)	(401)
Accumulated realized gains/(losses) from investments, futures, written options and foreign currency transactions	(224,659)	(9,069)	5,260	2,965
Net unrealized appreciation/(depreciation) on investments, futures, written options and foreign currency translations	294,462	178,247	70,793	(236)

Net Assets	$1,135,878	$1,775,790	$495,244	$106,156

NET ASSETS:
HC Strategic Shares	$1,134,731	$1,773,739	$494,428	$103,951
HC Advisors Shares	1,147	2,051	816	2,205

Total	$1,135,878	$1,775,790	$495,244	$106,156

SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	107,143	168,114	22,139	10,376
HC Advisors Shares	108	194	37	220

Total	107,251	168,308	22,176	10,596

Net Asset Value, offering and redemption price per share(a)
HC Strategic Shares	$10.59	$10.55	$22.33	$10.02

HC Advisors Shares	$10.60	$10.55	$22.33	$10.02

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2010 (Unaudited)

(Amounts in thousands except per share amounts)

	The Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio
ASSETS:
Investment in SSgA Prime Money Market Fund at value and cost	$38,792	$—	$—	$—
Investments, at cost	—	415,948	227,436	173,915
Unrealized appreciation (depreciation)	—	27,749	(2,586)	287

Investments, at value	38,792	443,697	224,850	174,202
Dividends and interest receivable	4	7,842	1,368	2,414
Receivable for Portfolio shares issued	11	—	323	446
Receivable from investments sold	—	—	6,849	—
Deferred offering costs	—	—	5	5
Prepaid expenses	8	17	11	11

Total Assets	38,815	451,556	233,406	177,078

LIABILITIES:
Cash overdraft	171	—	—	—
Payable for investments purchased	—	—	7,016	—
Payable for Portfolio shares redeemed	271	25	45	53
Distributions payable	11	—	282	348
Advisory fees payable	—	496	19	28
Management fees payable	5	19	8	6
Administrative services fees payable	—	2	1	1
Other accrued expenses	32	23	4	3

Total Liabilities	490	565	7,375	439

NET ASSETS:	$38,325	$450,991	$226,031	$176,639

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$4	$63	$23	$18
Additional paid-in capital	50,073	452,147	228,868	178,748
Accumulated net investment income/(distributions in excess of net investment income)	363	(34)	(6)	(3)
Accumulated realized gains/(losses) from investments	(12,115)	(28,934)	(268)	(2,411)
Net unrealized appreciation/(depreciation) on investments	—	27,749	(2,586)	287

Net Assets	$38,325	$450,991	$226,031	$176,639

NET ASSETS:
HC Strategic Shares	38,325	450,276	226,031	176,639
HC Advisors Shares	—	715	—	—

Total	$38,325	$450,991	$226,031	$176,639

SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	4,192	62,694	22,877	17,863
HC Advisors Shares	—	100	—	—

Total	4,192	62,794	22,877	17,863

Net Asset Value, offering and redemption price per share(a)
HC Strategic Shares	$9.14	$7.18	$9.88	$9.89

HC Advisors Shares	$9.14	$7.18	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of December 31, 2010 (Unaudited)

(Amounts in thousands except per share amounts)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$408,268	$34,652	$512,218	$61,996
Unrealized appreciation (depreciation)	798	562	(3,529)	(1,292)

Investments, at value	409,066	35,214	508,689	60,704
Dividends and interest receivable	646	452	7,521	841
Receivable for Portfolio shares issued	143	68	2,011	203
Receivable from investments sold	117,368	—	—	—
TBA sale commitments receivable	16,011	—	—	—
Deferred offering costs	5	—	—	26
Prepaid expenses	12	3	17	1

Total Assets	543,251	35,737	518,238	61,775

LIABILITIES:
TBA sale commitments, at fair value	16,198	—	—	—
Payable for investments purchased	309,901	—	—	—
Payable for Portfolio shares redeemed	30	15	365	17
Distributions payable	581	89	2,112	115
Advisory fees payable	27	4	89	6
Management fees payable	8	2	22	3
Administrative services fees payable	1	—	3	—
Other accrued expenses	3	3	43	13

Total Liabilities	326,749	113	2,634	154

NET ASSETS:	$216,502	$35,624	$515,604	$61,621

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$22	$4	$55	$6
Additional paid-in capital	217,666	35,068	550,733	62,907
Accumulated net investment income/(distributions in excess of net investment income)	(32)	(25)	(108)	—
Accumulated realized gains/(losses) from investments and written options	(1,765)	15	(31,547)	—
Net unrealized appreciation/(depreciation) on investments and written options	611	562	(3,529)	(1,292)

Net Assets	$216,502	$35,624	$515,604	$61,621

NET ASSETS:
HC Strategic Shares	$216,502	$35,624	$514,787	$61,414
HC Advisors Shares	—	—	817	207

Total	$216,502	$35,624	$515,604	$61,621

SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	21,761	3,502	54,856	6,261
HC Advisors Shares	—	—	87	21

Total	21,761	3,502	54,943	6,282

Net Asset Value, offering and redemption price per share(a)
HC Strategic Shares	$9.95	$10.17	$9.38	$9.81

HC Advisors Shares	$—	$—	$9.38	$9.81

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Six Months Ended December 31, 2010 (Unaudited)

(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$—	$1,275	$—	$1,938
Dividends (net of foreign withholding tax of $22, $36, $0, $0, respectively)	5,006	6,936	4,013	4,809

Total Investment Income	5,006	8,211	4,013	6,747

EXPENSES:
Advisory fees	589	1,114	831	1,326
Management fees	118	200	169	254
Administrative services fees	93	158	134	201
Distribution fees – HC Advisors Shares(a)	—	1	—	1
Professional fees	16	24	24	31
Compliance service fees	7	10	10	13
Custodian fees	34	53	50	70
Registration and filing fees	8	28	8	32
Trustee fees	20	29	30	37
Other	40	48	60	65

Total Expenses before waivers and expenses paid indirectly	925	1,665	1,316	2,030
Less: Expenses waived by the Specialist Manager	(122)	(185)	—	—
Distribution fees waived – HC Advisors Shares(a)	—	(1)	—	(1)
Expenses paid indirectly	(16)	(25)	(23)	(33)

Net Expenses	787	1,454	1,293	1,996

Net Investment Income	4,219	6,757	2,720	4,751

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	9,689	9,914	29,430	11,455
Net realized gains/(losses) from futures transactions	298	15,446	228	19,737
Net realized gains/(losses) from written options transactions	—	169	—	233
Net realized gains/(losses) from interest rate swap transactions	—	(8)	—	(12)
Net realized gains/(losses) from foreign currency transactions	—	(203)	—	(271)

Net realized gains/(losses) from investments, futures, written options, interest rate swap and foreign currency transactions	9,987	25,318	29,658	31,142

Change in unrealized appreciation/(depreciation) on investments	74,357	111,188	119,083	175,590
Change in unrealized appreciation/(depreciation) on futures	68	12,499	84	15,996
Change in unrealized appreciation/(depreciation) on written options	—	83	—	117
Change in unrealized appreciation/(depreciation) on interest rate swaps	—	347	—	443
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	(286)	—	(374)

Change in unrealized appreciation on investments, futures, written options, interest rate swaps and foreign currency	74,425	123,831	119,167	191,772

Net realized/unrealized gains/(losses) from investments, futures, written options, interest rate swaps and foreign currency translations	84,412	149,149	148,825	222,914

Change in net assets resulting from operations	$88,631	$155,906	$151,545	$227,665

(a)	For the Period July 6, 2010 (commencement of operations) to December 31, 2010.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2010 (Unaudited)

(Amounts in thousands)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Related Securities Portfolio
INVESTMENT INCOME:
Interest	$1	$2	$1	$—
Dividends (net of foreign withholding tax of $2, $3, $38, $50, respectively)	840	1,254	4,924	1,236

Total Investment Income	841	1,256	4,925	1,236

EXPENSES:
Advisory fees	393	582	820	743
Management fees	31	47	62	44
Administrative services fees	25	37	49	34
Distribution fees – HC Advisors Shares(a)	—	—	—	—
Professional fees	4	6	7	7
Compliance service fees	2	3	3	3
Custodian fees	8	13	20	27
Registration and filing fees	8	11	6	—
Trustee fees	4	8	9	8
Offering fees	—	—	—	28
Other	10	14	15	31

Total Expenses before waivers and expenses paid indirectly	485	721	991	925
Less: Distribution fees waived – HC Advisors Shares(a)	—	—	—	—
Expenses paid indirectly	(1)	(2)	(3)	—

Net Expenses	484	719	988	925

Net Investment Income	357	537	3,937	311

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	5,905	8,674	11,830	9,229
Net realized gains/(losses) from futures transactions	37	115	—	—
Net realized gains/(losses) from foreign currency transactions	—	—	(17)	13

Net realized gains/(losses) from investments, futures and foreign currency transactions	5,942	8,789	11,813	9,242

Change in unrealized appreciation/(depreciation) on investments	25,979	38,693	36,034	42,038
Change in unrealized appreciation/(depreciation) on futures	12	24	—	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	1	(1)

Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	25,991	38,717	36,035	42,037

Net realized/unrealized gains/(losses) from investments, futures and foreign currency translations	31,933	47,506	47,848	51,279

Change in net assets resulting from operations	$32,290	$48,043	$51,785	$51,590

(a)	For the Period July 6, 2010 (commencement of operations) to December 31, 2010.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2010 (Unaudited)

(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$19	$3	$6	$4,539
Dividends (net of foreign withholding tax of $586, $846, $409, $0, respectively)	7,920	12,831	3,743	31

Total Investment Income	7,939	12,834	3,749	4,570

EXPENSES:
Advisory fees	2,217	3,531	1,666	336
Management fees	268	426	112	83
Administrative services fees	212	339	89	67
Distribution fees – HC Advisors Shares(a)	1	2	1	2
Professional fees	42	57	19	11
Compliance service fees	17	23	6	5
Custodian fees	405	549	402	26
Registration and filing fees	9	49	12	9
Trustee fees	47	65	16	13
Other	118	137	36	24

Total Expenses before waivers and expenses paid indirectly	3,336	5,178	2,359	576
Less: Distribution fees waived – HC Advisors Shares(a)	(1)	(2)	(1)	(2)
Expenses paid indirectly	(8)	(6)	—	—

Net Expenses	3,327	5,170	2,358	574

Net Investment Income	4,612	7,664	1,391	3,996

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	37,815	12,884	7,468	13,283
Net realized gains/(losses) from futures transactions	—	—	3,476	(2,056)
Net realized gains/(losses) from written options transactions	—	—	—	8
Net realized gains/(losses) from foreign currency transactions	59	(65)	627	(98)

Net realized gains from investments, futures, written options and foreign currency transactions	37,874	12,819	11,571	11,137

Change in unrealized appreciation/(depreciation) on investments	188,449	341,002	88,577	(8,575)
Change in unrealized appreciation/(depreciation) on futures	—	—	1,154	(594)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(23)
Change in unrealized appreciation/(depreciation) on foreign currency translations	(448)	(569)	487	(24)

Change in unrealized appreciation/depreciation on investments, futures, written options and foreign currency translations	188,001	340,433	90,218	(9,216)

Net realized/unrealized gains/(losses) from investments, futures, written options and foreign currency translations	225,875	353,252	101,789	1,921

Change in net assets resulting from operations	$230,487	$360,916	$103,180	$5,917

(a)	For the Period July 6, 2010 (commencement of operations) to December 31, 2010.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Periods Ended December 31, 2010 (Unaudited)

(Amounts in thousands)

	The Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio(a)	The U.S. Corporate Fixed Income Securities Portfolio(a)
INVESTMENT INCOME:
Interest	$7,563	$18,496	$224	$396
Dividends	14	40	—	—

Total Investment Income:	7,577	18,536	224	396

EXPENSES:
Advisory fees	377	905	19	28
Management fees	96	107	8	6
Administrative services fees	77	85	6	5
Distribution fees – HC Advisors Shares(b)	1	1	—	—
Professional fees	13	13	6	4
Compliance service fees	5	6	1	1
Custodian fees	28	27	5	4
Registration and filing fees	10	8	—	—
Trustee fees	15	16	2	1
Offering fees	—	—	—	—
Other	28	31	1	2

Total Expenses before waivers	650	1,199	48	51
Less: Expenses waived by the Specialist Manager	(28)	—	—	—
Distribution fees waived – HC Advisors Shares(b)	(1)	(1)	—	—

Net Expenses	621	1,198	48	51

Net Investment Income	6,956	17,338	176	345

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	16,153	12,410	(268)	(2,411)

Change in unrealized appreciation/(depreciation) on investments	(12,439)	15,807	(2,586)	287

Net realized/unrealized gains/(losses) from investments	3,714	28,217	(2,854)	(2,124)

Change in net assets resulting from operations	$10,670	$45,555	$(2,678)	$(1,779)

(a)	For the Period December 6, 2010 (commencement of operations) to December 31, 2010.
(b)	For the Period July 6, 2010 (commencement of operations) to December 31, 2010.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Periods Ended December 31, 2010 (Unaudited)

(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio(a)	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio(b)
INVESTMENT INCOME:
Interest	$22	$458	$10,258	$524

Total Investment Income:	22	458	10,258	524

EXPENSES:
Advisory fees	27	23	550	33
Management fees	8	9	137	13
Administrative services fees	6	7	109	10
Distribution fees – HC Advisors Shares(c)	—	—	1	—
Professional fees	4	2	18	4
Compliance service fees	1	1	7	1
Custodian fees	4	3	37	6
Registration and filing fees	—	5	6	—
Trustee fees	2	2	22	4
Offering fees	—	—	—	11
Other	2	2	40	10

Total Expenses before waivers	54	54	927	92
Less: Distribution fees waived – HC Advisors Shares(c)	—	—	(1)	—

Net Expenses	54	54	926	92

Net Investment Income	(32)	404	9,332	432

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(1,765)	57	320	—

Change in unrealized appreciation/(depreciation) on investments	611	(391)	(10,746)	(1,292)

Net realized/unrealized gains/(losses) from investments	(1,154)	(334)	(10,426)	(1,292)

Change in net assets resulting from operations	$(1,186)	$70	$(1,094)	$(860)

(a)	For the Period December 6, 2010 (commencement of operations) to December 31, 2010.
(b)	For the Period July 13, 2010 (commencement of operations) to December 31, 2010.
(c)	For the Period July 6, 2010, and October 5, 2010, through December 31, 2010, for The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio, respectively.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$4,219	$9,607	$6,757	$8,976	$2,720	$6,883
Net realized gains from investments, futures, written options, interest rate swap and foreign currency transactions	9,987	26,334	25,318	42,286	29,658	49,152
Change in unrealized appreciation/(depreciation) on investments, futures, written options, interest rate swap and foreign currency translations	74,425	42,783	123,831	(11,879)	119,167	47,297

Change in net assets resulting from operations	88,631	78,724	155,906	39,383	151,545	103,332

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(4,689)	(9,150)	(6,575)	(9,051)	(3,109)	(6,664)
HC Advisors Shares(a)	(4)	—	(9)	—	(2)	—

Change in net assets resulting from distributions	(4,693)	(9,150)	(6,584)	(9,051)	(3,111)	(6,664)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$48,286	$59,393	$74,851	$390,550	$37,941	$78,476
Proceeds from reinvestment of dividends	4,016	7,368	6,192	8,532	2,646	5,395
Cost of shares redeemed	(28,395)	(202,304)	(56,032)	(118,399)	(64,731)	(373,771)

Change in net assets from HC Strategic Shares of beneficial interest	23,907	(135,543)	25,011	280,683	(24,144)	(289,900)

HC Advisors Shares(a)
Proceeds from shares issued	553	—	986	—	674	—
Cost of shares redeemed	(6)	—	(41)	—	(27)	—

Change in net assets from HC Advisors Shares of beneficial interest	547	—	945	—	647	—

Change in net assets from shares of beneficial interest	24,454	(135,543)	25,956	280,683	(23,497)	(289,900)

Change in net assets	108,392	(65,969)	175,278	311,015	124,937	(193,232)
Net Assets:
Beginning of period	411,468	477,437	688,971	377,956	589,930	783,162

End of period	$519,860	$411,468	$864,249	$688,971	$714,867	$589,930

Accumulated net investment income/(distributions in excess of net investment income)	$(25)	$449	$782	$609	$4	$395

Share Transactions:
HC Strategic Shares
Issued	4,447	5,553	6,677	35,543	3,294	6,892
Reinvested	352	678	525	771	217	472
Redeemed	(2,580)	(19,017)	(4,726)	(11,055)	(5,306)	(33,702)

Change in HC Strategic Shares	2,219	(12,786)	2,476	25,259	(1,795)	(26,338)

HC Advisors Shares(a)
Issued	51	—	93	—	58	—
Redeemed	—	—	(3)	—	(2)	—

Change in HC Advisors Shares	51	—	90	—	56	—

Total change in shares	2,270	(12,786)	2,566	25,259	(1,739)	(26,338)

(a)	For the Period July 6, 2010 (commencement of operations) to December 31, 2010.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization Equity Portfolio		The Institutional Small Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$4,751	$5,116	$357	$846	$537	$815
Net realized gains/(losses) from investments, futures, written options, interest rate swap and foreign currency transactions	31,142	4,231	5,942	32,682	8,789	9,317
Change in unrealized appreciation/(depreciation) on investments, futures, written options, interest rate swap and foreign currency translations	191,772	36,659	25,991	22,696	38,717	24,435

Change in net assets resulting from operations	227,665	46,006	32,290	56,224	48,043	34,567

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(3,837)	(5,926)	(398)	(846)	(677)	(716)
HC Advisors Shares(a)	(5)	—	—	—	(1)	—

Change in net assets resulting from distributions	(3,842)	(5,926)	(398)	(846)	(678)	(716)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$126,534	$452,888	$5,177	$27,215	$19,329	$99,979
Proceeds from reinvestment of dividends	3,582	5,303	343	651	619	541
Cost of shares redeemed	(103,907)	(180,920)	(12,330)	(272,812)	(21,902)	(173,692)

Change in net assets from HC Strategic Shares of beneficial interest	26,209	277,271	(6,810)	(244,946)	(1,954)	(73,172)

HC Advisors Shares(a)
Proceeds from shares issued	1,160	—	108	—	173	—
Cost of shares redeemed	(110)	—	(7)	—	(23)	—

Change in net assets from HC Advisors Shares of beneficial interest	1,050	—	101	—	150	—

Change in net assets from shares of beneficial interest	27,259	277,271	(6,709)	(244,946)	(1,804)	(73,172)

Change in net assets	251,082	317,351	25,183	(189,568)	45,561	(39,321)
Net Assets:
Beginning of period	858,425	541,074	113,749	303,317	161,671	200,992

End of period	$1,109,507	$858,425	$138,932	$113,749	$207,232	$161,671

Accumulated net investment income/(distributions in excess of net investment income)	$1,303	$394	$(8)	$33	$(6)	$135

Share Transactions:
HC Strategic Shares
Issued	10,415	40,077	457	2,386	1,682	9,696
Reinvested	287	463	26	61	49	51
Redeemed	(8,083)	(16,344)	(1,051)	(25,427)	(1,760)	(16,714)

Change in HC Strategic Shares	2,619	24,196	(568)	(22,980)	(29)	(6,967)

HC Advisors Shares(a)
Issued	107	—	11	—	17	—
Redeemed	(9)	—	(1)	—	(2)	—

Change in HC Advisors Shares	98	—	10	—	15	—

Total change in shares	2,717	24,196	(558)	(22,980)	(14)	(6,967)

(a)	For the Period July 6, 2010 (commencement of operations) to December 31, 2010.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Related Securities Portfolio
	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Six Months Ended December 31, 2010	For the Period June 8, 2010 through June 30, 2010(a)
	(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$3,937	$2,863	$311	$(26)
Net realized gains/(losses) from investments and foreign currency transactions	11,813	4,655	9,242	(2)
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	36,035	22,081	42,037	(6,371)

Change in net assets resulting from operations	51,785	29,599	51,590	(6,399)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(6,328)	(3,649)	(280)	—
HC Advisors Shares(b)	(9)	—	—	—
Net realized gains from investment transactions:
HC Strategic Shares	(7,533)	(109)	(2,592)	—
HC Advisors Shares(b)	(11)	—	(3)	—

Change in net assets resulting from distributions	(13,881)	(3,758)	(2,875)	—

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$24,698	$149,589	$62,358	$127,240
Proceeds from reinvestment of dividends	13,616	3,585	2,730	—
Cost of shares redeemed	(16,783)	(9,099)	(3,692)	—

Change in net assets from HC Strategic Shares of beneficial interest	21,531	144,075	61,396	127,240

HC Advisors Shares(b)
Proceeds from shares issued	336	—	236	—
Cost of shares redeemed	(23)	—	(14)	—

Change in net assets from HC Advisors Shares of beneficial interest	313	—	222	—

Change in net assets from shares of beneficial interest	21,844	144,075	61,618	127,240

Change in net assets	59,748	169,916	110,333	120,841
Net Assets:
Beginning of period	207,039	37,123	120,841	—

End of period	$266,787	$207,039	$231,174	$120,841

Accumulated net investment income/(distributions in excess of net investment income)	$(1,940)	$460	$23	$(8)

Share Transactions:
HC Strategic Shares
Issued	1,625	11,987	5,627	12,623
Reinvested	872	258	224	—
Redeemed	(1,064)	(629)	(314)	—

Change in HC Strategic Shares	1,433	11,616	5,537	12,623

HC Advisors Shares(b)
Issued	24	—	23	—
Redeemed	(1)	—	(1)	—

Change in HC Advisors Shares	23	—	22	—

Total change in shares	1,456	11,616	5,559	12,623

(a)	Period from commencement of operations.
(b)	For the Period July 6, 2010 (commencement of operations) to December 31, 2010.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The International Equity Portfolio		The Institutional International Equity Portfolio		The Emerging Markets Portfolio
	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Six Months Ended December 31, 2010	For the Period November 20, 2009 through June 30, 2010(a)	For the Six Months Ended December 31, 2010	For the Period December 10, 2009 through June 30, 2010(a)
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$4,612	$21,241	$7,664	$22,035	$1,391	$2,245
Net realized gains/(losses) from investments, futures and foreign currency transactions	37,874	151,946	12,819	(19,235)	11,571	(2,485)
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	188,001	115,257	340,433	(162,186)	90,218	(19,425)

Change in net assets resulting from operations	230,487	288,444	360,916	(159,386)	103,180	(19,665)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(4,557)	(20,524)	(10,473)	(20,952)	(3,214)	(61)
HC Advisors Shares(b)	(5)	—	(12)	—	(5)	—
Net realized gains from investment transactions:
HC Strategic Shares	—	—	—	—	(4,818)	—
HC Advisors Shares(b)	—	—	—	—	(7)	—

Change in net assets resulting from distributions	(4,562)	(20,524)	(10,485)	(20,952)	(8,044)	(61)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$61,617	$499,196	$184,103	$1,630,940	$111,398	$380,120
Proceeds from reinvestment of dividends	3,783	16,907	9,431	19,138	7,904	58
Cost of shares redeemed	(82,680)	(1,536,457)	(187,255)	(52,387)	(65,074)	(15,268)

Change in net assets from HC Strategic Shares of beneficial interest	(17,280)	(1,020,354)	6,279	1,597,691	54,228	364,910

HC Advisors Shares(b)
Proceeds from shares issued	1,048	—	1,844	—	700	—
Cost of shares redeemed	(2)	—	(117)	—	(4)	—

Change in net assets from HC Advisors Shares of beneficial interest	1,046	—	1,727	—	696	—

Change in net assets from shares of beneficial interest	(16,234)	(1,020,354)	8,006	1,597,691	54,924	364,910

Change in net assets	209,691	(752,434)	358,437	1,417,353	150,060	345,184
Net Assets:
Beginning of period	926,187	1,678,621	1,417,353	—	345,184	—

End of period	$1,135,878	$926,187	$1,775,790	$1,417,353	$495,244	$345,184

Accumulated net investment income/(distributions in excess of net investment income)	$2,261	$2,211	$915	$3,736	$(643)	$1,185

Share Transactions:
HC Strategic Shares
Issued	6,372	55,261	18,873	169,943	5,459	20,195
Reinvested	360	1,834	900	2,131	362	3
Redeemed	(8,422)	(160,316)	(18,290)	(5,443)	(3,065)	(815)

Change in HC Strategic Shares	(1,690)	(103,221)	1,483	166,631	2,756	19,383

HC Advisors Shares(b)
Issued	108	—	206	—	37	—
Redeemed	—	—	(12)	—	—	—

Change in HC Advisors Shares	108	—	194	—	37	—

Total change in shares	(1,582)	(103,221)	1,677	166,631	2,793	19,383

(a)	Period from commencement of operations.
(b)	For the Period July 6, 2010 (commencement of operations) to December 31, 2010.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Core Fixed Income Portfolio		The Fixed Income Portfolio		The Fixed Income Opportunity Portfolio
	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$3,996	$11,464	$6,956	$19,276	$17,338	$31,974
Net realized gains from investments, futures, written options and foreign currency transactions	11,137	8,537	16,153	15,156	12,410	17,358
Change in unrealized appreciation/(depreciation) on investments, futures, written options and foreign currency translations	(9,216)	15,643	(12,439)	22,882	15,807	10,042

Change in net assets resulting from operations	5,917	35,644	10,670	57,314	45,555	59,374

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(4,552)	(12,054)	(6,961)	(18,065)	(19,328)	(31,005)
HC Advisors Shares(a)	(15)	—	(19)	—	(32)	—
Net realized gains from investment transactions:
HC Strategic Shares	(7,116)	—	—	—	—	—
HC Advisors Shares(a)	(24)	—	—	—	—	—

Change in net assets resulting from distributions	(11,707)	(12,054)	(6,980)	(18,065)	(19,360)	(31,005)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$87,987	$130,200	$30,297	$123,371	$80,719	$116,986
Proceeds from reinvestment of dividends	11,412	10,840	6,821	16,571	18,766	28,778
Cost of shares redeemed	(345,762)	(107,808)	(421,486)	(110,029)	(54,221)	(79,180)

Change in net assets from HC Strategic Shares of beneficial interest	(246,363)	33,232	(384,368)	29,913	45,264	66,584

HC Advisors Shares(a)
Proceeds from shares issued	2,253	—	1,245	—	685	—
Cost of shares redeemed	—	—	(1,250)	—	—	—

Change in net assets from HC Advisors Shares of beneficial interest	2,253	—	(5)	—	685	—

Change in net assets from shares of beneficial interest	(244,110)	33,232	(384,373)	29,913	45,949	66,584

Change in net assets	(249,900)	56,822	(380,683)	69,162	72,144	94,953
Net Assets:
Beginning of period	356,056	299,234	419,008	349,846	378,847	283,894

End of period	$106,156	$356,056	$38,325	$419,008	$450,991	$378,847

Accumulated net investment income/(distributions in excess of net investment income)	$(401)	$170	$363	$387	$(34)	$1,988

Share Transactions:
HC Strategic Shares
Issued	8,602	13,201	3,268	14,273	11,296	17,783
Reinvested	1,114	1,088	735	1,877	2,648	4,300
Redeemed	(34,081)	(10,827)	(45,715)	(12,484)	(7,572)	(11,644)

Change in HC Strategic Shares	(24,365)	3,462	(41,712)	3,666	6,372	10,439

HC Advisors Shares(a)
Issued	220	—	136	—	100	—
Redeemed	—	—	(136)	—	—	—

Change in HC Advisors Shares	220	—	—	—	100	—

Total change in shares	(24,145)	3,462	(41,712)	3,666	6,472	10,439

(a)	For the Period July 6, 2010 (commencement of operations) to December 31, 2010.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
	For the Period December 6, 2010 through December 31, 2010(a)	For the Period December 6, 2010 through December 31, 2010(a)	For the Period December 6, 2010 through December 31, 2010(a)
	(Unaudited)	(Unaudited)	(Unaudited)
Operations:
Net investment income/(loss)	$176	$345	$(32)
Net realized gains/(losses) from investments	(268)	(2,411)	(1,765)
Change in unrealized appreciation/(depreciation) on investments	(2,586)	287	611

Change in net assets resulting from operations	(2,678)	(1,779)	(1,186)

Distributions to HC Strategic Shares Shareholders from:
Net investment income:	(182)	(348)	—

Change in net assets resulting from distributions	(182)	(348)	—

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$245,461	$195,051	$234,418
Proceeds from reinvestment of dividends	172	331	—
Cost of shares redeemed	(16,742)	(16,616)	(16,730)

Change in net assets from HC Strategic Shares of beneficial interest	228,891	178,766	217,688

Change in net assets	226,031	176,639	216,502
Net Assets:
Beginning of period	—	—	—

End of period	$226,031	$176,639	$216,502

Accumulated net investment income/(distributions in excess of net investment income)	$(6)	$(3)	$(32)

Share Transactions:
HC Strategic Shares
Issued	24,556	19,514	23,448
Reinvested	17	34	—
Redeemed	(1,696)	(1,685)	(1,687)

Change in HC Strategic Shares	22,877	17,863	21,761

(a)	Period from commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond II Portfolio
	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Six Months Ended December 31, 2010	For the Year Ended June 30, 2010	For the Period July 13, 2010 through December 31, 2010(a)
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$404	$865	$9,332	$21,077	$432
Net realized gains/(losses) from investments	57	1	320	(18,813)	—
Change in unrealized appreciation/(depreciation) on investments	(391)	221	(10,746)	41,439	(1,292)

Change in net assets resulting from operations	70	1,087	(1,094)	43,703	(860)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(417)	(858)	(10,047)	(20,875)	(431)
HC Advisors Shares(b)	—	—	(11)	—	(1)
Net realized gains from investment transactions:
HC Strategic Shares	(42)	(102)	—	—	—

Change in net assets resulting from distributions	(459)	(960)	(10,058)	(20,875)	(432)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$1,197	$15,105	$26,712	$147,748	$64,292
Proceeds from reinvestment of dividends	433	856	9,572	17,786	418
Cost of shares redeemed	(3,423)	(7,772)	(90,123)	(97,770)	(2,008)

Change in net assets from HC Strategic Shares of beneficial interest	(1,793)	8,189	(53,839)	67,764	62,702

HC Advisors Shares(b)
Proceeds from shares issued	—	—	875	—	234
Cost of shares redeemed	—	—	(40)	—	(23)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	835	—	211

Change in net assets from shares of beneficial interest	(1,793)	8,189	(53,004)	67,764	62,913

Change in net assets	(2,182)	8,316	(64,156)	90,592	61,621
Net Assets:
Beginning of period	37,806	29,490	579,760	489,168	—

End of period	$35,624	$37,806	$515,604	$579,760	$61,621

Accumulated net investment income/(distributions in excess of net investment income)	$(25)	$(12)	$(108)	$618	$—

Share Transactions:
HC Strategic Shares
Issued	116	1,467	2,747	15,564	6,419
Reinvested	42	83	990	1,874	42
Redeemed	(333)	(755)	(9,344)	(10,312)	(200)

Change in HC Strategic Shares	(175)	795	(5,607)	7,126	6,261

HC Advisors Shares(b)
Issued	—	—	91	—	23
Redeemed	—	—	(4)	—	(2)

Change in HC Advisors Shares	—	—	87	—	21

Total change in shares	(175)	795	(5,520)	7,126	6,282

(a)	Period from commencement of operations.
(b)	For the Intermediate Term Municipal Bond Portfolio for the Period July 6, 2010 (commencement of operations) to December 31, 2010, and for the Intermediate Term Municipal Bond II Portfolio for the Period October 5, 2010 (commencement of operations) to December 31, 2010.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Operations	Net investment income	Net realized gains from investments	Tax Return of capital		Total distributions to shareholders
The Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$9.98	$0.10	$1.98	$2.08	$(0.11)	$—	$—		$(0.11)
Year Ended June 30, 2010	8.84	0.21	1.13	1.34	(0.20)	—	—		(0.20)
Year Ended June 30, 2009	13.22	0.29	(4.21)	(3.92)	(0.30)	(0.16)	—		(0.46)
Year Ended June 30, 2008	18.26	0.32	(3.32)	(3.00)	(0.33)	(1.71)	—		(2.04)
Year Ended June 30, 2007	16.03	0.35	3.14	3.49	(0.35)	(0.91)	—		(1.26)
Year Ended June 30, 2006	15.01	0.27	1.82	2.09	(0.27)	(0.80)	—		(1.07)
HC Advisors Shares
Period Ended December 31, 2010(c)	$9.93	$0.08	$2.05	$2.13	$(0.11)	$—	$—		$(0.11)
The Institutional Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$10.26	$0.10	$2.13	$2.23	$(0.10)	$—	$—		$(0.10)
Year Ended June 30, 2010	9.02	0.17	1.24	1.41	(0.17)	—	—		(0.17)
Period Ended June 30, 2009(d)	12.93	0.26	(3.93)	(3.67)	(0.24)	—	—		(0.24)
HC Advisors Shares
Period Ended December 31, 2010(c)	$10.21	$0.09	$2.20	$2.29	$(0.10)	$—	$—		$(0.10)
The Growth Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$10.39	$0.04	$2.60	$2.64	$(0.05)	$—	$—		$(0.05)
Year Ended June 30, 2010	9.42	0.10	0.97	1.07	(0.10)	—	—		(0.10)
Year Ended June 30, 2009	12.09	0.10	(2.67)	(2.57)	(0.10)	—	—		(0.10)
Year Ended June 30, 2008	12.85	0.12	(0.75)	(0.63)	(0.13)	—	—		(0.13)
Year Ended June 30, 2007	11.26	0.11	1.59	1.70	(0.11)	—	—		(0.11)
Year Ended June 30, 2006	10.72	0.09	0.53	0.62	(0.08)	—	—		(0.08)
HC Advisors Shares
Period Ended December 31, 2010(c)	$10.40	$0.04	$2.58	$2.62	$(0.05)	$—	$—		$(0.05)
The Institutional Growth Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$10.58	$0.07	$2.63	$2.70	$(0.05)	$—	$—		$(0.05)
Year Ended June 30, 2010	9.50	0.07	1.10	1.17	(0.09)	—	—		(0.09)
Period Ended June 30, 2009(e)	12.36	0.11	(2.88)	(2.77)	(0.09)	—	—		(0.09)
HC Advisors Shares
Period Ended December 31, 2010(c)	$10.59	$0.06	$2.63	$2.69	$(0.05)	$—	$—		$(0.05)
The Small Capitalization Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$10.41	$0.04	$2.98	$3.02	$(0.04)	$—	$—		$(0.04)
Year Ended June 30, 2010	8.94	0.04	1.47	1.51	(0.04)	—	—		(0.04)
Year Ended June 30, 2009	12.62	0.04	(3.67)	(3.63)	(0.04)	—	(0.01)		(0.05)
Year Ended June 30, 2008	15.83	0.09	(1.70)	(1.61)	(0.11)	(1.49)	—		(1.60)
Year Ended June 30, 2007	15.70	0.09	2.28	2.37	(0.08)	(2.16)	—		(2.24)
Year Ended June 30, 2006	15.06	0.04	2.79	2.83	(0.03)	(2.16)	—		(2.19)
HC Advisors Shares
Period Ended December 31, 2010(c)	$10.13	$0.03	$3.26	$3.29	$(0.04)	$—	$—		$(0.04)
The Institutional Small Capitalization Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$10.32	$0.03	$2.93	$2.96	$(0.04)	$—	$—		$(0.04)
Year Ended June 30, 2010	8.88	0.05	1.43	1.48	(0.04)	—	—		(0.04)
Period Ended June 30, 2009(f)	12.93	0.05	(4.05)	(4.00)	(0.05)	—	(0.00	)(g)	(0.05)
HC Advisors Shares
Period Ended December 31, 2010(c)	$10.05	$0.03	$3.20	$3.23	$(0.04)	$—	$—		$(0.04)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period July 6, 2010 (commencement of operations) through December 31, 2010.
(d)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.
(e)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.
(f)	For the period from August 15, 2008 (commencement of operations) through June 30, 2009.
(g)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

		Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (in thousands)	Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers(b)	Ratio of expenses to average net assets, net of expenses paid indirectly and waivers(b)	Ratio of expenses to average net assets, net of waivers(b)	Ratio of net investment income (loss) to average net assets(b)	Portfolio turnover rate(a)

$11.95	20.90%	$519,256	0.39%	0.33%	0.33%	1.79%	26.19%
9.98	14.94%	411,468	0.38%	0.33%	0.34%	1.88%	77.68%
8.84	(29.60)%	477,437	0.41%	0.35%	0.40%	2.69%	139.39%
13.22	(17.95)%	1,090,524	0.45%	0.43%	0.45%	2.08%	76.84%
18.26	22.40%	1,160,005	0.44%	0.42%	0.44%	2.05%	69.13%
16.03	14.31%	921,286	0.45%	0.43%	0.45%	1.77%	73.19%

$11.95	21.51%	$604	0.64%	0.33%	0.33%	1.83%	26.19%

$12.39	21.73%	$863,130	0.41%	0.36%	0.36%	1.69%	35.83%
10.26	15.54%	688,971	0.42%	0.37%	0.38%	1.60%	107.30%
9.02	(28.85)%	377,956	0.41%	0.38%	0.41%	2.96%	129.30%

$12.40	22.43%	$1,119	0.66%	0.36%	0.36%	1.70%	35.83%

$12.98	25.49%	$714,137	0.38%	0.38%	0.38%	0.80%	25.61%
10.39	11.26%	589,930	0.37%	0.37%	0.37%	0.89%	51.80%
9.42	(21.17)%	783,162	0.39%	0.38%	0.39%	1.00%	72.93%
12.09	(4.99)%	1,793,843	0.32%	0.31%	0.32%	0.94%	42.13%
12.85	15.02%	1,652,976	0.32%	0.32%	0.32%	0.91%	39.88%
11.26	5.90%	1,280,492	0.30%	0.29%	0.30%	0.78%	60.01%

$12.97	25.27%	$730	0.63%	0.38%	0.38%	0.85%	25.61%

$13.23	25.51%	$1,108,214	0.39%	0.39%	0.39%	0.93%	35.86%
10.58	12.23%	858,425	0.40%	0.40%	0.40%	0.68%	85.24%
9.50	(21.82)%	541,074	0.40%	0.39%	0.39%	1.36%	66.73%

$13.23	25.39%	$1,293	0.64%	0.39%	0.39%	0.96%	35.86%

$13.39	29.00%	$138,812	0.77%	0.77%	0.77%	0.57%	34.94%
10.41	16.83%	113,749	0.74%	0.73%	0.74%	0.37%	101.53%
8.94	(28.72)%	303,317	0.75%	0.74%	0.75%	0.45%	99.01%
12.62	(10.87)%	663,733	0.62%	0.61%	0.62%	0.63%	111.13%
15.83	16.68%	694,029	0.64%	0.62%	0.64%	0.59%	116.02%
15.70	19.99%	612,037	0.66%	0.63%	0.64%	0.26%	101.53%

$13.38	32.47%	$120	1.02%	0.77%	0.77%	0.73%	34.94%

$13.24	28.73%	$207,035	0.77%	0.77%	0.77%	0.57%	43.27%
10.32	16.65%	161,671	0.72%	0.71%	0.72%	0.41%	156.96%
8.88	(31.85)%	200,992	0.75%	0.73%	0.74%	0.65%	71.46%

$13.24	32.19%	$197	1.02%	0.77%	0.77%	0.61%	43.27%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Operations	Net investment income	Net realized gains from investments	Tax Return of capital	Total distributions to shareholders
The Real Estate Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$13.53	$0.24		$3.00	$3.24	$(0.39)	$(0.46)	$—	$(0.85)
Year Ended June 30, 2010	10.08	0.21		3.53	3.74	(0.27)	(0.02)	—	(0.29)
Period Ended June 30, 2009(c)	10.00	0.02		0.07	0.09	(0.01)	—	—	(0.01)
HC Advisors Shares
Period Ended December 31, 2010(d)	$13.08	$0.23		$3.46	$3.69	$(0.39)	$(0.46)	$—	$(0.85)
The Commodity Related Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$9.57	$0.02		$3.28	$3.30	$(0.02)	$(0.14)	$—	$(0.16)
Period Ended June 30, 2010(e)	10.00	—	(h)	(0.43)	(0.43)	—	—	—	—
HC Advisors Shares
Period Ended December 31, 2010(d)	$9.71	$0.02		$3.14	$3.16	$(0.02)	$(0.14)	$—	$(0.16)
The International Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$8.51	$0.04		$2.08	$2.12	$(0.04)	$—	$—	$(0.04)
Year Ended June 30, 2010	7.92	0.17		0.58	0.75	(0.16)	—	—	(0.16)
Year Ended June 30, 2009	12.41	0.17		(4.17)	(4.00)	(0.13)	(0.35)	(0.01)	(0.49)
Year Ended June 30, 2008	15.35	0.26		(1.36)	(1.10)	(0.28)	(1.56)	—	(1.84)
Year Ended June 30, 2007	13.02	0.30		2.97	3.27	(0.34)	(0.60)	—	(0.94)
Year Ended June 30, 2006	10.41	0.17		2.72	2.89	(0.28)	—	—	(0.28)
HC Advisors Shares
Period Ended December 31, 2010(d)	$8.74	$0.02		$1.88	$1.90	$(0.04)	$—	$—	$(0.04)
The Institutional International Equity Portfolio HC Strategic Shares
Six Months Ended December 31,2010	$8.51	$0.04		$2.06	$2.10	$(0.06)	$—	$—	$(0.06)
Period Ended June 30, 2010(f)	9.64	0.14		(1.14)	(1.00)	(0.13)	—	—	(0.13)
HC Advisors Shares
Period Ended December 31, 2010(d)	$8.73	$0.04		$1.84	$1.88	$(0.06)	$—	$—	$(0.06)
The Emerging Markets Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$17.81	$0.06		$4.83	$4.89	$(0.15)	$(0.22)	$—	$(0.37)
Period Ended June 30, 2010(g)	18.84	0.12		(1.15)	(1.03)	—	— (h)	—	— (h)
HC Advisors Shares
Period Ended December 31, 2010(d)	$18.17	$0.04		$4.49	$4.53	$(0.15)	$(0.22)	$—	$(0.37)
The Core Fixed Income Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$10.25	$0.09		$0.01	$0.10	$(0.13)	$(0.20)	$—	$(0.33)
Year Ended June 30, 2010	9.57	0.32		0.70	1.02	(0.34)	—	—	(0.34)
Year Ended June 30, 2009	9.78	0.46		(0.17)	0.29	(0.50)	—	—	(0.50)
Year Ended June 30, 2008	9.69	0.51		0.09	0.60	(0.51)	—	—	(0.51)
Year Ended June 30, 2007	9.67	0.48		0.02	0.50	(0.48)	—	—	(0.48)
Year Ended June 30, 2006	10.21	0.42		(0.45)	(0.03)	(0.48)	(0.03)	—	(0.51)
HC Advisors Shares
Period Ended December 31, 2010(d)	$10.27	$0.12		$(0.04)	$0.08	$(0.13)	$(0.20)	$—	$(0.33)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.
(d)	For the period July 6, 2010 (commencement of operations) through December 31, 2010.
(e)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.
(f)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(g)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.
(h)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)		Net Assets, End of Period (in thousands)	Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers(b)	Ratio of expenses to average net assets, net of expenses paid indirectly and waivers(b)	Ratio of expenses to average net assets, net of waivers(b)	Ratio of net investment income (loss) to average net assets(b)	Portfolio turnover rate(a)

$15.92	24.06	%(a)	$266,421	0.80%	0.80%	0.80%	3.17%	28.24%
13.53	37.08%		207,039	0.82%	0.82%	0.82%	1.91%	45.39%
10.08	0.91%		37,123	1.05%	1.05%	1.05%	1.57%	4.41%

$15.92	28.42%		$366	1.05%	0.80%	0.80%	3.24%	28.24%

$12.71	34.59%		$230,894	1.05%	1.05%	1.05%	0.36%	43.03%
9.57	(4.30)%		120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%

$12.71	32.65%		$280	1.30%	1.05%	1.05%	0.38%	43.03%

$10.59	24.95%		$1,134,731	0.62%	0.62%	0.62%	0.86%	24.08%
8.51	9.39%		926,187	0.60%	0.60%	0.60%	1.51%	74.59%
7.92	(31.95)%		1,678,621	0.62%	0.61%	0.62%	2.41%	70.27%
12.41	(8.11)%		1,811,359	0.81%	0.81%	0.81%	1.80%	57.27%
15.35	25.81%		1,934,888	0.34%	0.33%	0.34%	2.19%	53.77%
13.02	27.93%		1,511,194	0.72%	0.70%	0.71%	1.43%	37.24%

$10.60	21.77%		$1,147	0.87%	0.62%	0.62%	0.80%	24.08%

$10.55	24.71%		$1,773,739	0.61%	0.61%	0.61%	0.90%	27.74%
8.51	(10.46)%		1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%

$10.55	21.57%		$2,051	0.86%	0.61%	0.61%	0.94%	27.74%

$22.33	27.53%		$494,428	1.05%	1.05%	1.05%	0.62%	30.62%
17.81	(5.45)%		345,184	1.04%	1.04%	1.04%	1.32%	44.29%

$22.33	24.94%		$816	1.30%	1.05%	1.05%	0.47%	30.62%

$10.02	0.92%		$103,951	0.34%	0.34%	0.34%	2.39%	473.15%
10.25	10.78%		356,056	0.34%	0.34%	0.34%	3.23%	511.41%
9.57	3.19%		299,234	0.38%	0.38%	0.38%	4.88%	221.65%
9.78	6.20%		310,476	0.34%	0.34%	0.34%	5.09%	201.23%
9.69	5.22%		267,050	0.35%	0.35%	0.35%	4.87%	159.95%
9.67	(0.31)%		255,911	0.37%	0.37%	0.37%	4.25%	573.92%

$10.02	0.73%		$2,205	0.59%	0.34%	0.34%	2.10%	473.15%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Operations	Net investment income	Net realized gains from investments	Tax Return of capital	Total distributions to shareholders
The Fixed Income Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$9.13	$0.14	$0.02	$0.16	$(0.15)	$—	$—	$(0.15)
Year Ended June 30, 2010	8.28	0.41	0.82	1.23	(0.38)	—	—	(0.38)
Year Ended June 30, 2009	9.48	0.46	(1.20)	(0.74)	(0.46)	—	—	(0.46)
Year Ended June 30, 2008	9.75	0.52	(0.27)	0.25	(0.52)	—	—	(0.52)
Year Ended June 30, 2007	9.66	0.50	0.09	0.59	(0.50)	—	—	(0.50)
Year Ended June 30, 2006	10.23	0.46	(0.54)	(0.08)	(0.49)	—	—	(0.49)
HC Advisors Shares
Period Ended December 31, 2010(c)	$9.13	$0.15	$0.01	$0.16	$(0.15)	$—	$—	$(0.15)
The Fixed Income Opportunity Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$6.73	$0.28	$0.49	$0.77	$(0.32)	$—	$—	$(0.32)
Year Ended June 30, 2010	6.19	0.58	0.52	1.10	(0.56)	—	—	(0.56)
Year Ended June 30, 2009	6.92	0.49	(0.73)	(0.24)	(0.49)	—	—	(0.49)
Year Ended June 30, 2008	7.58	0.52	(0.57)	(0.05)	(0.61)	—	—	(0.61)
Year Ended June 30, 2007	7.29	0.57	0.20	0.77	(0.48)	—	—	(0.48)
Year Ended June 30, 2006	7.68	0.45	(0.40)	0.05	(0.44)	—	—	(0.44)
HC Advisors Shares
Period Ended December 31, 2010(c)	$6.74	$0.25	$0.51	$0.76	$(0.32)	$—	$—	$(0.32)
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Period Ended December 31, 2010(d)	$10.00	$0.01	$(0.12)	$(0.11)	$(0.01)	$—	$—	$(0.01)
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Period Ended December 31, 2010(d)	$10.00	$0.02	$(0.11)	$(0.09)	$(0.02)	$—	$—	$(0.02)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Period Ended December 31, 2010(d)	$10.00	$—	$(0.05)	$(0.05)	$—	$—	$—	$—
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$10.28	$0.11	$(0.09)	$0.02	$(0.12)	$(0.01)	$—	$(0.13)
Year Ended June 30, 2010	10.23	0.27	0.07	0.34	(0.26)	(0.03)	—	(0.29)
Year Ended June 30, 2009	10.04	0.31	0.20	0.51	(0.31)	(0.01)	—	(0.32)
Year Ended June 30, 2008	9.93	0.33	0.12	0.45	(0.34)	—	—	(0.34)
Year Ended June 30, 2007	9.93	0.34	— (e)	0.34	(0.34)	—	—	(0.34)
Period Ended June 30, 2006(f)	10.00	0.09	(0.07)	0.02	(0.09)	—	—	(0.09)
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2010	$9.59	$0.17	$(0.20)	$(0.03)	$(0.18)	$—	$—	$(0.18)
Year Ended June 30, 2010	9.17	0.36	0.42	0.78	(0.36)	—	—	(0.36)
Year Ended June 30, 2009	9.58	0.40	(0.41)	(0.01)	(0.40)	—	—	(0.40)
Year Ended June 30, 2008	9.77	0.41	(0.19)	0.22	(0.41)	—	—	(0.41)
Year Ended June 30, 2007	9.77	0.43	— (e)	0.43	(0.43)	—	—	(0.43)
Year Ended June 30, 2006	10.14	0.42	(0.37)	0.05	(0.42)	—	—	(0.42)
HC Advisors Shares
Period Ended December 31, 2010(c)	$9.61	$0.15	$(0.20)	$(0.05)	$(0.18)	$—	$—	$(0.18)
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Period Ended December 31, 2010(g)	$10.00	$0.07	$(0.19)	$(0.12)	$(0.07)	$—	$—	$(0.07)
HC Advisors Shares
Period Ended December 31, 2010(h)	$10.11	$0.04	$(0.29)	$(0.25)	$(0.05)	$—	$—	$(0.05)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period July 6, 2010 (commencement of operations) through December 31, 2010.
(d)	For the period December 6, 2010 (commencement of operations) through December 31, 2010.
(e)	Amount rounds to less than $0.005 per share.
(f)	For the period March 1, 2006 (commencement of operations) through June 30, 2006.
(g)	For the period July 13, 2010 (commencement of operations) through December 31, 2010.
(h)	For the period October 6, 2010 (commencement of operations) through December 31, 2010.

See accompanying notes to financial statements.

		Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers(b)	Ratio of expenses to average net assets, net of expenses paid indirectly and waivers(b)	Ratio of expenses to average net assets, net of waivers(b)	Ratio of net investment income (loss) to average net assets(b)	Portfolio turnover rate(a)

$9.14	1.76%	$38,325	0.34%	0.33%	0.33%	3.66%	325.05%
9.13	15.10%	419,008	0.34%	0.32%	0.32%	4.61%	367.50%
8.28	(7.72)%	349,846	0.37%	0.35%	0.35%	5.51%	334.70%
9.48	2.51%	302,392	0.33%	0.32%	0.32%	5.30%	221.76%
9.75	6.23%	257,670	0.35%	0.33%	0.33%	5.11%	169.45%
9.66	(0.77)%	231,215	0.36%	0.35%	0.35%	4.68%	175.82%

$9.14	1.76%	$—	0.59%	0.33%	0.33%	3.68%	325.05%

$7.18	11.62%	$450,276	0.56%	0.56%	0.56%	8.06%	80.51%
6.73	18.19%	378,847	0.56%	0.56%	0.56%	8.57%	126.93%
6.19	(2.79)%	283,894	0.60%	0.60%	0.60%	8.72%	100.90%
6.92	(0.64)%	157,623	0.57%	0.57%	0.57%	7.23%	113.40%
7.58	10.40%	145,576	0.61%	0.61%	0.61%	7.46%	139.66%
7.29	0.81%	134,854	0.66%	0.66%	0.66%	5.89%	27.34%

$7.18	11.46%	$715	0.81%	0.56%	0.56%	8.02%	80.51%

$9.88	(1.12%)	$226,031	0.30%	0.30%	0.30%	1.11%	40.89%

$9.89	(0.90)%	$176,639	0.41%	041%	0.41%	2.78%	90.73%

$9.95	(0.50)%	$216,502	0.36%	0.36%	0.36%	(0.03)%	55.77%

$10.17	0.20%	$35,624	0.29%	0.29%	0.29%	2.22%	15.06%
10.28	3.39%	37,806	0.29%	0.29%	0.29%	2.59%	25.70%
10.23	5.16%	29,490	0.31%	0.30%	0.30%	3.05%	18.99%
10.04	4.53%	32,801	0.31%	0.31%	0.31%	3.26%	37.07%
9.93	3.44%	29,710	0.30%	0.30%	0.30%	3.35%	33.45%
9.93	0.22%	32,275	0.60%	0.60%	0.60%	2.88%	29.56%

$9.38	(0.35)%	$514,787	0.34%	0.34%	0.34%	3.40%	13.27%
9.59	8.57%	579,760	0.34%	0.34%	0.34%	3.78%	36.62%
9.17	(0.07)%	489,168	0.35%	0.35%	0.35%	4.26%	23.80%
9.58	2.29%	583,889	0.33%	0.33%	0.33%	4.26%	17.20%
9.77	4.38%	575,373	0.34%	0.34%	0.34%	4.32%	14.63%
9.77	0.48%	547,233	0.35%	0.35%	0.35%	4.19%	17.79%

$9.38	(0.55)%	$817	0.59%	0.34%	0.34%	3.40%	13.27%

$9.81	(1.18)%	$61,414	0.34%	0.34%	0.34%	1.63%	—%

$9.81	(2.31)%	$207	0.59%	0.34%	0.34%	1.79%	—%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — December 31, 2010 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2010, the Trust offered twenty separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Related Securities Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio” and formerly known as The Fixed Income II Portfolio), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio”) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2010, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

The Intermediate Municipal II Portfolio commenced operations on July 13, 2010. The U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, and U.S. Mortgage/Asset Backed Fixed Income Portfolio commenced operations on December 6, 2010.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern Time, on days the NYSE is open. Each Portfolio’s NAV per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to procedures adopted by the Board, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds):    Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation, and are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price and typically categorized as Level 2 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal, and Foreign Bonds and U.S. Government and Agency Securities):    Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

Short Term Obligations:    Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed Securities:    In addition to the inputs discussed above for “Fixed Income Securities,” asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):    Interest rate swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2010 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$510,715	$—	$—	$510,715
U.S. Treasury Obligations	—	189	—	189
Time Deposits	—	7,547	—	7,547
Mutual Funds	98	—	—	98

Total Investments	$510,813	$7,736	$—	$518,549

Other Financial Instruments[2]
Futures	27	—	—	27

Institutional Value Portfolio
Common Stocks[1]	$709,498	$—	$—	$709,498
Corporate Bonds[1]	—	7,805	—	7,805
Asset Backed Securities	—	2,585	—	2,585
Collateralized Mortgage Obligations	—	26,437	—	26,437
Certificates of Deposit	—	903	—	903
Global Bonds[3]	—	6,777	—	6,777
Municipal Bonds[4]	—	2,525	—	2,525
U.S. Government Agency Mortgages	—	31,166	—	31,166
U.S. Treasury Obligations	—	27,212	—	27,212
Yankee Dollars[1]	—	6,014	—	6,014
Time Deposits	—	10,898	—	10,898
Mutual Funds	4,420	—	—	4,420
Put Options Purchased	3	—	—	3
Repurchase Agreements	—	18,400	—	18,400

Total Investments	$713,921	$140,722	$—	$854,643

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Value Portfolio (continued)
TBA Sale Commitments	$—	$(28,025)	$—	$(28,025)
Other Financial Instruments[2]
Futures	5,006	—	—	5,006
Currency Contracts	—	267	—	267
Written Options	(12)	(150)	—	(162)
Interest Rate Swaps	—	344	—	344

Growth Portfolio
Common Stocks[1]	$708,988	$—	$—	$708,988
U.S. Treasury Obligations	—	152	—	152
Time Deposits	—	4,802	—	4,802
Mutual Funds	64	—	—	64

Total Investments	$709,052	$4,954	$—	$714,006

Other Financial Instruments[2]
Futures	13	—	—	13

Institutional Growth Portfolio
Common Stocks[1]	$900,034	$—	$—	$900,034
Corporate Bonds[1]	—	8,766	—	8,766
Asset Backed Securities	—	4,979	—	4,979
Collateralized Mortgage Obligations	—	39,848	—	39,848
Certificates of Deposit	—	1,305	—	1,305
Global Bonds[3]	—	8,637	—	8,637
Municipal Bonds[4]	—	3,337	—	3,337
U.S. Government Agency Mortgages	—	38,890	—	38,890
U.S. Treasury Obligations	—	36,615	—	36,615
Yankee Dollars[1]	—	5,636	—	5,636
Time Deposits	—	18,406	—	18,406
Mutual Funds	3,417	—	—	3,417
Put Options Purchased	4	—	—	4
Repurchase Agreements	—	25,900	—	25,900

Total Investments	$903,455	$192,319	$—	$1,095,774

TBA Sale Commitments	—	(35,560)	—	(35,560)
Other Financial Instruments[2]
Futures	6,412	—	—	6,412
Currency Contracts	—	360	—	360
Written Options	(18)	(191)	—	(209)
Interest Rate Swaps	—	439	—	439

Small Cap Portfolio
Common Stocks[1]	$137,401	$—	$—	$137,401
Preferred Stocks[1]	53	—	—	53
Corporate Bonds[1]	—	1	—	1

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Cap Portfolio (continued)
U.S. Treasury Obligations	$—	$10	$—	$10
Time Deposits	—	1,185	—	1,185
Mutual Funds	8	—	—	8

Total Investments	$137,462	$1,196	$—	$138,658

Other Financial Instruments[2]
Futures	1	—	—	1

Institutional Small Cap Portfolio
Common Stocks[1]	$204,688	$—	$—	$204,688
Preferred Stocks[1]	44	—	—	44
Corporate Bonds[1]	—	1	—	1
U.S. Treasury Obligations	—	50	—	50
Time Deposits	—	2,077	—	2,077
Mutual Funds	340	—	—	340

Total Investments	$205,072	$2,128	$—	$207,200

Other Financial Instruments[2]
Futures	4	—	—	4

Real Estate Portfolio
Common Stocks[1]	$254,453	$—	$—	$254,453
Time Deposits	—	11,062	—	$11,062

Total Investments	$254,453	$11,062	$—	$265,515

Commodity Portfolio
Common Stocks[1]	$223,835	$—	$—	$223,835
Time Deposits	—	7,085	—	7,085

Total Investments	$223,835	$7,085	$—	$230,920

Other Financial Instruments[2]
Currency Contracts	—	(4)	—	(4)

International Portfolio
Common Stocks[1]	$1,113,353	$—	$—	1,113,353
Convertible Corporate Bonds[1]	—	248	—	248
Time Deposits	—	23,000	—	23,000
Rights	60	—	—	60

Total Investments	$1,113,413	$23,248	$—	$1,136,661

Other Financial Instruments[2]
Currency Contracts	—	(163)	—	(163)

Institutional International Portfolio
Common Stocks[1]	$1,727,088	$—	$—	1,727,088
Time Deposits	—	47,350	—	47,350
Rights	110	—	—	110

Total Investments	$1,727,198	$47,350	$—	$1,774,548

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional International Portfolio (continued)
Other Financial Instruments[2]
Currency Contracts	—	(246)	—	(246)

Emerging Markets Portfolio
Common Stocks[1]	$448,609	$8,415	$—	$457,024
Mutual Funds	29,634	—	—	29,634
Time Deposits		940	—	940
Rights	—	16	—	16

Total Investments	$478,243	$9,371	$—	$487,614

Other Financial Instruments[2]
Futures	502	—	—	502
Currency Contracts	—	490	—	490

Core Fixed Income Portfolio
Collateralized Mortgage Obligations	$—	$1,681	$—	$1,681
U.S. Government Agency Mortgages	—	31,695	—	31,695
U.S. Government Agency Securities	—	4,428	—	4,428
Corporate Bonds[1]	—	27,047	—	27,047
U.S. Treasury Obligations	—	60,983	—	60,983
Yankee Dollars[1]	—	7,121	—	7,121
Time Deposits	—	3,177	—	3,177

Total Investments	$—	$136,132	$—	$136,132

TBA Sale Commitments	—	(2,047)	—	(2,047)
Other Financial Instruments[2]
Currency Contracts	—	42	—	42

Fixed Income Portfolio
Mutual Funds	$38,792	$—	$—	$38,792

Total Investments	$38,792	$—	$—	$38,792

Fixed Opportunity Portfolio
Corporate Bonds[1]	$—	$360,184	$—	$360,184
Convertible Corporate Bonds[1]	—	1,311	—	1,311
Yankee Dollars[1]	—	63,241	—	63,241
Common/Preferred Stocks and Rights[1]	1,021	—	—	1,021
Time Deposits	—	17,940	—	17,940

Total Investments	$1,021	$442,676	$—	$443,697

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Fixed Income Portfolio
U.S. Treasury Obligations	$—	$184,198	$—	$184,198
U.S. Government Agency Securities	—	28,922	—	28,922
Corporate Bonds[1]	—	10,702	—	10,702
Time Deposits	—	1,028	—	1,028

Total Investments	$—	$224,850	$—	$224,850

U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$—	$127,652	$—	$127,652
Yankee Dollars[1]	—	39,766	—	39,766
Time Deposits	—	6,784	—	6,784

Total Investments	$—	$174,202	$—	$174,202

U.S. Mortgage/Asset Backed Fixed Income Portfolio
U.S. Government Agency Mortgages	$—	$199,245	$—	$199,245
U.S. Treasury Obligations	—	196,798	—	196,798
Collateralized Mortgage Obligations	—	11,454	—	11,454
Time Deposits	—	1,569	—	1,569

Total Investments	$—	$409,066	$—	$409,066

TBA Sale Commitments	—	(16,198)	—	(16,198)

Short-Term Municipal Portfolio
Municipal Bonds[4]	$—	$34,701	$—	$34,701
Mutual Funds	513	—	—	513

Total Investments	$513	$34,701	$—	$35,214

Intermediate Municipal Portfolio
Municipal Bonds[4]	$—	$508,052	$—	$508,052
Corporate Bonds[1]	—	—	—	—
Time Deposits	—	637	—	637

Total Investments	$—	$508,689	$—	$508,689

Intermediate Municipal II Portfolio
Municipal Bonds[4]	$—	$58,879	$—	$58,879
Mutual Funds	1,825	—	—	1,825

Total Investments	$1,825	$58,879	$—	$60,704

[1]	Please see the Portfolio of Investments for industry classification.

[2]

Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, currency contracts and swap agreements, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options, which are valued at fair value.

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

[3]	Please see the Portfolio of Investments for country classification.

[4]	Please see the Portfolio of Investments for state classification.

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust’s policy is to disclose significant transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of December 31, 2010, based on valuation levels assigned to securities on June 30, 2010.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“update”) to ASC 820-10, “Fair Value Measurements and Disclosures.” The update requires disclosure of Level 3 gross purchases and sales. The update is effective for interim and annual reporting periods beginning after December 15, 2010. As of December 31, 2010, no securities were categorized as Level 3.

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when known. Interest income, including amortization of premium and accretion of discount on investments is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Allocations.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, such as distribution fees, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes based on relative net assets.

E.    Dividends and Capital Gain Distributions to Shareholders.    The Core Fixed Income Portfolio, Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio, Real Estate Portfolio, Fixed Opportunity Portfolio, and Commodity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio and the Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semi-annual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

F.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

G.    TBA Purchase Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not exceeding 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

H.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory fees. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” in the Statements of Operations.

For the period ended December 31, 2010, the following commissions were recaptured (amounts in thousands):

Portfolio
Value Portfolio	$16
Institutional Value Portfolio	25
Growth Portfolio	23
Institutional Growth Portfolio	33
Small Cap Portfolio	1
Institutional Small Cap Portfolio	2
Real Estate Portfolio	3
International Portfolio	8
Institutional International Portfolio	6

I.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)    value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)    purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

J.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts, and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2010 (amounts in thousands).

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Portfolio	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Futures Contracts
Equity Exposure:	Value Portfolio	Variation margin	$27	Variation margin	$—
	Institutional Value Portfolio	receivable on	5,006	payable on future	—
	Growth Portfolio	future contracts	13	contracts	—
	Institutional Growth Portfolio		6,412		—
	Small Cap Portfolio		1		—
	Institutional Small Cap Portfolio		4		—
	Emerging Markets Portfolio		502		—
Options Contracts
Equity Exposure:	Institutional Value Portfolio	Investments, at	—	Written Options,	12
	Institutional Growth Portfolio	value	—	at fair value	18
Interest Rate Exposure:	Institutional Value Portfolio	Investments, at	—	Written Options,	150
	Institutional Growth Portfolio	value	—	at fair value	191

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Portfolio	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Forward Currency Contracts
Currency Exchange Rate Exposure:	Institutional Value Portfolio	Unrealized	$419	Unrealized	$152
	Institutional Growth Portfolio	appreciation on	547	depreciation on	187
	Commodity Portfolio	forward currency	—	forward currency	4
	International Portfolio	contracts	—	contracts	163
	Institutional International Portfolio		—		246
	Emerging Markets Portfolio		490		—
	Core Fixed Income Portfolio		42		—
Swap Agreements
Interest Rate Exposure:	Institutional Value Portfolio	Swaps premium paid,	346	Unrealized	2
	Institutional Growth Portfolio	Unrealized appreciation	442	depreciation on	3
		on interest rate swap		interest rate
		agreements		swap agreements

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation or loss/depreciation. For written options, the amounts represent the fair value of the investments. For purchased options, the amounts represent market value as reported in the Portfolios of Investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Portfolios of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as “Variation margin on futures contracts.” For swap agreements, the amounts represent the appreciation/depreciation of these swap agreements as reported in the Portfolios of Investments and Statements of Assets and Liabilities. The premium paid is reported on the Statements of Assets and Liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

The following is the summary of the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2010 (amounts in thousands).

Primary Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Portfolio	Net Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Futures Contracts
Equity Exposure:	Net realized gains/(losses)	Value Portfolio	$298	$68
	from futures transactions,	Institutional Value Portfolio	15,446	12,499
	Change in unrealized	Growth Portfolio	228	84
	appreciation/depreciation on	Institutional Growth
	futures	Portfolio	19,744	15,993
		Small Cap Portfolio	37	12
		Institutional Small Cap
		Portfolio	115	24
		Emerging Markets Portfolio	3,476	1,154

Interest Rate Exposure:		Institutional Growth
		Portfolio	(7)	3
		Core Fixed Income Portfolio	(1,406)	(737)

Currency Exchange Rate		Core Fixed Income Portfolio	(650)	143
Exposure:

Options Contracts
Equity Exposure:	Net realized gains/(losses)	Institutional Value Portfolio	58	24
	from investment	Institutional Growth
Interest Rate Exposure:	transactions, Net realized	Portfolio	72	32
	gains/(losses) from	Institutional Value Portfolio	111	59
	options transactions,	Institutional Growth
	Change in unrealized	Portfolio	161	85
	appreciation/depreciation	Core Fixed Income Portfolio	8	(23)
	on investments, Change in
	unrealized appreciation/
	depreciation on options
Forward Currency Contracts
Currency Exchange Rate	Net realized gains/(losses)	Institutional Value Portfolio	(203)	(263)
Exposure:	on foreign currency	Institutional Growth
	transactions, Change in	Portfolio	(271)	(353)
	unrealized appreciation/	Commodity Portfolio	13	(4)
	depreciation on foreign	International Portfolio	59	(520)
	currency translations	Institutional International
		Portfolio	(65)	(745)
		Emerging Markets Portfolio	627	487
		Core Fixed Income Portfolio	(98)	(24)
Swap Agreements
Interest Rate Exposure:	Net realized gains/(losses)	Institutional Value Portfolio	(8)	347
	on interest rate swap	Institutional Growth
	transactions, Change in	Portfolio	(12)	443
	unrealized appreciation/
	depreciation on interest
	rate swap transactions

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

Forward Currency Contracts — Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2010, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at December 31, 2010, the Portfolios had entered into currency contracts to settle trades in foreign currencies. These transactions are included in the Statements of Assets and Liabilities as “Receivable from investments sold” and “Payable from investments purchased.” The contract amount of the currency contracts outstanding as of December 31, 2010 and the month-end average contract amount for all currency contracts during the period ended December 31, 2010 are detailed in the tables below:

Portfolio	Average Contract Amount (000’s)	Period Ended Currency Contract Amount (000’s)
Institutional Value Portfolio	$12,291	$26,610
Institutional Growth Portfolio	9,480	33,854
Real Estate Portfolio	412	—
Commodity Portfolio	315	275
International Portfolio	7,536	13,101
Institutional International Portfolio	7,808	23,038
Emerging Markets Portfolio	6,030	14,847
Core Fixed Income Portfolio	664	2,287

Financial Futures Contracts — Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statements of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain/(loss) is recorded as “Net realized gains/(losses) from futures transactions” on the Statements of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Securities designated as collateral for market value on

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the financial futures contracts outstanding at December 31, 2010 and the month-end average notional amount for the period ended December 31, 2010 are detailed in the tables below:

Portfolio	Average Notional Amount (000’s)	Period Ended Notional Amount (000’s)
Value Portfolio	$1,845	$1,978
Institutional Value Portfolio	132,500	141,032
Growth Portfolio	1,275	1,182
Institutional Growth Portfolio	169,808	185,299
Small Cap Portfolio	205	155
Institutional Small Cap Portfolio	632	465
Emerging Markets Portfolio	26,267	28,016
Core Fixed Income Portfolio	35,758	—

Options Contracts — Purchased Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put options. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying security. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.

The Institutional Value Portfolio, Institutional Growth Portfolio and Core Fixed Income Portfolio had the following transactions in purchased options during the period ended December 31, 2010:

Institutional Value Portfolio	Number of Contracts	Cost of Options Purchased (000’s)
Options outstanding at June 30, 2010	116	$3
Options purchased	559	16
Options expired	(418)	(12)
Options closed	—	—

Options outstanding at December 31, 2010	257	$7

Institutional Growth Portfolio	Number of Contracts	Cost of Options Purchased (000’s)
Options outstanding at June 30, 2010	159	$4
Options purchased	727	21
Options expired	(556)	(16)
Options closed	—	—

Options outstanding at December 31, 2010	330	$9

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

Core Fixed Income Portfolio	Number of Contracts	Cost of Options Purchased (000’s)
Options outstanding at June 30, 2010	128	$21
Options purchased	42	15
Options expired	(170)	(36)
Options closed	—	—

Options outstanding at December 31, 2010	—	$—

Options Contracts — Written Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from option transactions” on the Statements of Operations. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying security of the written option.

The Institutional Value Portfolio, Institutional Growth Portfolio and Core Fixed Income Portfolio had the following transactions in written call and put options during the period ended December 31, 2010:

Institutional Value Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at June 30, 2010	(1,688)	$(100)
Options written	(2,098)	(243)
Options expired	2,688	214
Options closed	12	23

Options outstanding at December 31, 2010	(1,086)	$(106)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at June 30, 2010	(2,240)	$(136)
Options written	(3,011)	(321)
Options expired	3,840	293
Options closed	15	29

Options outstanding at December 31, 2010	(1,396)	$(135)

Core Fixed Income Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at June 30, 2010	(120)	$(130)
Options written	—	—
Options expired	—	—
Options closed	120	130

Options outstanding at December 31, 2010	—	$—

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

Swap Agreements — Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from a day to more than one-year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

The primary risks associated with the use of a swap are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain/loss as of the period end is disclosed in the swap tables included in the Portfolios of Investments. The Portfolios have engaged in limited swap activity. The notional amounts in the Portfolios of Investments are representative of typical volumes.

K.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

3.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the Portfolio managed.

For the period ended December 31, 2010, the Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
SSgA Funds Management, Inc.*	$33	0.04%
Institutional Capital, LLC	191	0.35%
AllianceBernstein L.P.	365	0.37%	(a)

	$589	0.25%

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

For the period ended December 31, 2010, the Institutional Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
SSgA Funds Management, Inc.*	$33	0.04%
Institutional Capital, LLC	357	0.35%
AllianceBernstein L.P.	557	0.37%	(a)
Pacific Investment Management Company LLC	167	0.25%

	$1,114	0.28%

For the period ended December 31, 2010, the Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
Jennison Associates LLC	$329	0.25%	(b)
SSgA Funds Management, Inc.*	29	0.04%
Sustainable Growth Advisers	473	0.35%

	$831	0.25%

For the period ended December 31, 2010, the Institutional Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
Jennison Associates LLC	$448	0.25%	(b)
SSgA Funds Management, Inc.*	25	0.04%
Sustainable Growth Advisers	637	0.35%
Pacific Investment Management Company LLC	216	0.25%

	$1,326	0.26%

For the period ended December 31, 2010, the Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
Frontier Capital Management Company, LLC	$63	0.45%
Sterling Johnston Capital Management, L.P.	58	0.75%	(c)
IronBridge Capital Management LP	142	0.95%
SSgA Funds Management, Inc.*	25	0.16%	(d)
Pzena Investment Management, LLC	105	1.00%

	$393	0.62%

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

For the period ended December 31, 2010, the Institutional Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
Frontier Capital Management Company, LLC	$84	0.45%
Sterling Johnston Capital Management, L.P.	89	0.75%	(c)
IronBridge Capital Management LP	210	0.95%
SSgA Funds Management, Inc.*	25	0.11%	(d)
Pzena Investment Management, LLC	174	1.00%

	$582	0.62%

For the period ended December 31, 2010, the Real Estate Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
Wellington Management Company, LLP	$820	0.66%	(e)

For the period ended December 31, 2010, the Commodity Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
Wellington Management Company, LLP	$743	0.85%	(f)

For the period ended December 31, 2010, the International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
Artisan Partners Limited Partnership	$601	0.47%	(g)
Capital Guardian Trust Company	783	0.35%	(h)
Causeway Capital Management LLC	833	0.45%

	$2,217	0.41%

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

For the period ended December 31, 2010, the Institutional International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
Artisan Partners Limited Partnership	$1,016	0.47%	(g)
Capital Guardian Trust Company	1,200	0.35%	(h)
Causeway Capital Management LLC	1,315	0.45%

	$3,531	0.41%

For the period ended December 31, 2010, the Emerging Markets Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
SSgA Funds Management, Inc.*	$1,460	0.72%	(i)
Boston Company Asset Management, LLC	206	0.89%	(j)

	$1,666	0.74%

For the period ended December 31, 2010, the Core Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (000’s)	Fee
BlackRock Financial Management, Inc.	$328	0.20%	(k)
Seix Investment Advisors LLC	5	0.23%	(l)
Mellon Capital Management Corporation	3	0.12%	(m)

	$336	0.20%

For the period ended December 31, 2010, the Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
Aberdeen Asset Management, Inc.	$377	0.20%	(n)

For the period ended December 31, 2010, the Fixed Opportunity Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
Seix Investment Advisors LLC	$905	0.42%	(o)

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

For the period ended December 31, 2010, the U.S. Government Fixed Income Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
Mellon Capital Management Corporation	$19	0.12%	(m)

For the period ended December 31, 2010, the U.S. Corporate Fixed Income Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
Seix Investment Advisors LLC	$28	0.23%	(l)

For the period ended December 31, 2010, the U.S. Mortgage/Asset Backed Fixed Income Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
BlackRock Financial Management, Inc.	$27	0.175%	(k)

For the period ended December 31, 2010, the Short-Term Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
Breckinridge Capital Advisors, Inc.	$23	0.125%

For the period ended December 31, 2010, the Intermediate Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
Standish Mellon Asset Management Company LLC	$550	0.20%

For the period ended December 31, 2010, the Intermediate Municipal II Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (000’s)	Fee
Breckinridge Capital Advisors, Inc.	$33	0.125%	(p)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

*	SSgA Funds Management, Inc. (“SSgA FM”) is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.

(a)	AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which fee shall be payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined hereafter). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. “Combined Assets” shall mean the sum of: the average net assets of the Value Portfolio managed by AllianceBernstein; the average net assets of the Institutional Value Portfolio managed by AllianceBernstein; and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein under the unified managed account program managed by the Trust’s primary adviser. Pursuant to a Fee Waiver Agreement dated October 16, 2009, AllianceBernstein has contractually agreed to waive that portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the AllianceBernstein Combined Assets (on an annualized basis), for the period October 1, 2009 to June 30, 2011. The amounts waived are disclosed on the Statements of Operations.

(b)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million; and

— 0.20% on the balance

(c)	Sterling Johnston Capital Management, L.P. acted as a Specialist Manager of the Small Cap Portfolio and Institutional Small Cap Portfolio through November 10, 2010.

(d)	SSgA FM receives a fee, which fee shall be payable monthly in arrears at the annual rate of 0.04% of the average daily net assets managed by SSgA FM, subject to a minimum annual fee of $50,000.

(e)	Wellington Management Company, LLP (“Wellington”) receives a fee, which fee shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the average net assets of the Real Estate Portfolio; and assets invested in the same investment strategy as the Portfolio that are managed by Wellington under the unified managed account program managed by the Trust’s primary adviser.

(f)	Wellington receives a fee, which fee shall be payable monthly in arrears at the annual rate of 0.85% of the average daily net assets of the Portfolio for the first 180 days of the Portfolio’s operations. Thereafter, Wellington shall continue to be entitled to receive a fee at the annual rate of 0.85% so long as at least $50 million in assets are present in the account and 1.00% if less than $50 million in assets are present in the account.

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

(g)	Artisan Partners Limited Partnership (“Artisan”) receives a fee, which fee shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

— 0.80% on assets up to $50 million;

— 0.60% on assets from $50 million to $100 million; and

— 0.70% on assets in excess of $100 million

“Combined Assets” shall mean the sum of: the average net assets of the International Portfolio managed by Artisan and the average net assets of the Institutional International Portfolio managed by Artisan.

(h)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based upon an account size of $50 million) is $312,500.

— 0.70% on the first $25 million;

— 0.55% on the next $25 million;

— 0.425% on the next $200 million; and

— 0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

— 5% discount on fees from $1.25 million to $4 million;

— 7.5% discount on fees from $4 million to $8 million;

— 10% discount on fees from $8 million to $12 million; and

— 12.5% discount on fees over $12 million

(i)	SSgA FM receives a fee, based on the average daily NAV of the Portfolio’s assets, which fee shall be payable monthly in arrears at the annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million.

(j)	Boston Company Asset Management, LLC receives an annual fee of 0.90% of the average daily net assets of the first $50 million of the account; 0.85% of the average daily net assets on the next $50 million on the account; 0.70% of the average daily net assets on the next $100 million on account; and 0.60% of the average daily net assets on the account over $200 million.

(k)

BlackRock Financial Management, Inc. (“BlackRock”) receives a fee, which fee shall be calculated daily and payable monthly, at the annual rate of 0.175% of the first $200 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $200 million. BlackRock began serving as the Specialist

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

Manager to the U.S. Mortgage/Asset Backed Fixed Income Portfolio on December 6, 2010, when the Portfolio commenced operations.

“Combined Assets” shall mean the sum of: the average net assets managed by BlackRock in the Core Fixed Income Portfolio and the average net assets managed by BlackRock in the U.S. Mortgage/Asset Backed Fixed Income Portfolio.

Prior to December 6, 2010, BlackRock received a fee computed in accordance with a tiered fee of 0.25% of the Core Fixed Income Portfolio’s average daily net assets of the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

(l)	Seix Investment Advisors LLC (“Seix”) began serving as a Specialist Manager to the Core Fixed Income Portfolio on December 6, 2010, and the U.S. Corporate Fixed Income Portfolio on December 6, 2010, when the Portfolios commenced operations. Seix receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.25% of the first $100 million of the Combined Assets (as defined below) and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the average net assets managed by Seix in the Core Fixed Income Portfolio and the average net assets managed by Seix in the U.S. Corporate Fixed Income Portfolio.

(m)	Mellon Capital Management Corporation (“Mellon Capital”) began serving as a Specialist Manager of the Core Fixed Income Portfolio on December 6, 2010, and the U.S. Government Fixed Income Portfolio on December 6, 2010, when the Portfolios commenced operations. Mellon Capital receives a fee, which shall be payable monthly in arrears at the annual rate of 0.12% of the average daily net assets managed by Mellon Capital.

(n)	Aberdeen Asset Management, Inc. (“Aberdeen”) acted as a Specialist Manager of the Fixed Income Portfolio through December 7, 2010. During the period from July 1, 2010 through December 7, 2010, Aberdeen voluntarily waived and reimbursed a portion of its fees as disclosed on the Statement of Operations.

(o)	Seix Investment Advisors LLC (“Seix”) receives a fee, based on the average daily assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. The Agreement also provides that, to the extent that other client account assets of the Trust’s primary adviser are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

(p)	Breckinridge Capital Advisors, Inc. (“Breckinridge”) receives a fee, which fee shall be payable monthly in arrears at the annual rate of 0.125% of the average daily net assets of the Portfolio. Breckinridge began serving as Specialist Manager to the Portfolio on July 13, 2010, when the Portfolio commenced operations.

Pursuant to a discretionary investment advisory agreement between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. The Board has authorized the Trust’s officers to request an order from the Securities and Exchange Commission that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative service fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of fifty-four one-thousandths of one percent (.054%) of the Trust’s Portfolios’ average daily net assets up to $6 billion; and five one-thousandths of one percent (.005%) of the Trust’s Portfolios’ average daily net assets in excess of $6 billion. As such, the Trust paid an aggregate amount of $1,741,652 to Citi for the period ended December 31, 2010.

Unified Financial Securities, Inc. (“Unified”) serves as the Trust’s principal underwriter. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc. Unified will receive an annual fee of $10,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $110,000 per year.

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of cost of purchases and proceeds from sales of investment securities, other than long-term U.S. Government securities and short-term securities, for the period ended December 31, 2010, were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$138,933	$117,987
Institutional Value Portfolio	250,466	215,670
Growth Portfolio	167,425	192,777
Institutional Growth Portfolio	287,592	273,040
Small Cap Portfolio	42,583	49,588
Institutional Small Cap Portfolio	77,589	79,115
Real Estate Portfolio	85,493	63,388
Commodity Portfolio	131,775	70,195
International Portfolio	244,318	244,386
Institutional International Portfolio	458,531	442,862
Emerging Markets Portfolio	173,706	124,533
Core Fixed Income Portfolio	87,805	236,601
Fixed Income Portfolio	134,826	362,119
Fixed Opportunity Portfolio	358,247	326,266
U.S. Government Fixed Income Portfolio	12,165	1,429
U.S. Corporate Fixed Income Portfolio	175,472	8,221
U.S. Mortgage/Asset Backed Fixed Income Portfolio	11,408	—
Short-Term Municipal Portfolio	5,315	6,295
Intermediate Municipal Portfolio	71,244	115,052
Intermediate Municipal II Portfolio	60,637	47,577

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended December 31, 2010, were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Institutional Value Portfolio	$59,371	$34,051
Institutional Growth Portfolio	84,510	50,844
Core Fixed Income Portfolio	1,031,545	1,111,574
Fixed Income Portfolio	1,033,710	1,209,232
U.S. Government Fixed Income Portfolio	239,425	23,364
U.S. Corporate Fixed Income Portfolio	126,890	124,497
U.S. Mortgage/Asset Backed Fixed Income Portfolio	80,745	6,816

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

5.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

A.    Unrealized Appreciation/Depreciation (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$457,923	$63,334	$(2,708)	$60,626
Institutional Value Portfolio	765,149	96,003	(6,509)	89,494
Growth Portfolio	530,045	185,380	(1,419)	183,961
Institutional Growth Portfolio	931,899	168,025	(4,150)	163,875
Small Cap Portfolio	114,789	28,212	(4,343)	23,869
Institutional Small Cap Portfolio	172,827	37,848	(3,475)	34,373
Real Estate Portfolio	207,040	59,326	(851)	58,475
Commodity Portfolio	195,532	36,312	(924)	35,388
International Portfolio	874,416	271,942	(9,697)	262,245
Institutional International Portfolio	1,604,415	217,102	(46,969)	170,133
Emerging Markets Portfolio	418,840	75,246	(6,472)	68,774
Core Fixed Income Portfolio	140,536	302	(4,706)	(4,404)
Fixed Income Portfolio	39,543	—	(751)	(751)
Fixed Opportunity Portfolio	416,001	29,181	(1,485)	27,696
U.S. Government Fixed Income Portfolio	227,516	1	(2,667)	(2,666)
U.S. Corporate Fixed Income Portfolio	173,915	844	(557)	287
U.S. Mortgage/Asset Backed Fixed Income Portfolio	408,721	613	(268)	345
Short-Term Municipal Portfolio	34,652	644	(82)	562
Intermediate Municipal Portfolio	511,913	9,086	(12,310)	(3,224)
Intermediate Municipal II Portfolio	61,996	3	(1,295)	(1,292)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the difference between book and tax amortization methods for premium and market discounts.

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Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2010 and 2009 were as follows (amounts in thousands):

Year Ended June 30, 2010	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
	Ordinary Income	Net Long Term Gains
Value Portfolio	$9,150	$—	$9,150	$—	$9,150
Institutional Value Portfolio	9,051	—	9,051	—	9,051
Growth Portfolio	6,664	—	6,664	—	6,664
Institutional Growth Portfolio	5,926	—	5,926	—	5,926
Small Cap Portfolio	846	—	846	—	846
Institutional Small Cap Portfolio	716	—	716	—	716
Real Estate Portfolio	3,733	25	3,758	—	3,758
International Portfolio	20,524	—	20,524	—	20,524
Institutional International Portfolio	20,952	—	20,952	—	20,952
Emerging Markets Portfolio	61	—	61	—	61
Core Fixed Income Portfolio	12,536	—	12,536	—	12,536
Fixed Income Portfolio	18,165	—	18,165	—	18,165
Fixed Opportunity Portfolio	31,005	—	31,005	—	31,005
Short-Term Municipal Portfolio	14	88	102	855	957
Intermediate Municipal Portfolio	846	—	846	20,113	20,959

Year Ended June 30, 2009	Distributions Paid From:		Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
	Ordinary Income	Net Long Term Gains
Value Portfolio	$14,883	$5,968	$20,851	$—	$—	$20,851
Institutional Value Portfolio	8,918	—	8,918	—	—	8,918
Growth Portfolio	9,209	—	9,209	—	—	9,209
Institutional Growth Portfolio	4,848	—	4,848	—	—	4,848
Small Cap Portfolio	1,609	—	1,609	306	—	1,915
Institutional Small Cap Portfolio	1,037	—	1,037	22	—	1,059
Real Estate Portfolio	31	—	31	—	—	31
International Portfolio	28,580	53,940	82,520	890	—	83,410
Core Fixed Income Portfolio	15,828	—	15,828	—	—	15,828
Fixed Income Portfolio	16,401	—	16,401	—	—	16,401
Fixed Opportunity Portfolio	15,215	—	15,215	—	—	15,215
Short-Term Municipal Portfolio	11	27	38	—	949	987
Intermediate Municipal Portfolio	2,620	—	2,620	—	19,930	22,550

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

C.    Components of Accumulated Earnings

As of June 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$449	$—	$449	$—	$(275,430)	$(18,651)	$(293,632)
Institutional Value Portfolio	1,148	—	1,148	—	(81,642)	(22,509)	(103,003)
Growth Portfolio	395	—	395	—	(279,568)	56,941	(222,232)
Institutional Growth Portfolio	1,108	—	1,108	—	(98,579)	(13,146)	(110,617)
Small Cap Portfolio	31	—	31	—	(85,419)	(2,711)	(88,099)
Institutional Small Cap Portfolio	130	—	130	—	(41,621)	(4,860)	(46,351)
Real Estate Portfolio	3,415	1,029	4,444	—	(15)	21,823	26,252
Commodity Portfolio	—	—	—	—	—	(6,370)	(6,370)
International Portfolio	2,883	—	2,883	—	(225,693)	68,949	(153,861)
Institutional International Portfolio	4,253	—	4,253	—	(15,023)	(169,553)	(180,323)
Emerging Markets Portfolio	1,273	—	1,273	—	(435)	(20,535)	(19,697)
Core Fixed Income Portfolio	664	—	664	(394)	(429)	8,277	8,118
Fixed Income Portfolio	1,647	—	1,647	(1,261)	(27,929)	12,101	(15,442)
Fixed Opportunity Portfolio	1,988	—	1,988	—	(40,935)	11,533	(27,414)
Short-Term Municipal Portfolio	77	1	78	(70)	—	952	960
Intermediate Municipal Portfolio	2,107	—	2,107	(1,490)	(32,177)	7,528	(24,032)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2010 (Unaudited)

D.    Capital Loss Carryforwards

As of June 30, 2010, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

Portfolio	Amount (000’s)	Expires
Value Portfolio	$80,388	2017
Value Portfolio	187,590	2018
Institutional Value Portfolio	13,504	2017
Institutional Value Portfolio	68,138	2018
Growth Portfolio	45,682	2011
Growth Portfolio	5,749	2012
Growth Portfolio	112,453	2017
Growth Portfolio	115,684	2018
Institutional Growth Portfolio	11,196	2017
Institutional Growth Portfolio	79,787	2018
Small Cap Portfolio	42,991	2017
Small Cap Portfolio	42,428	2018
Institutional Small Cap Portfolio	6,494	2017
Institutional Small Cap Portfolio	27,400	2018
International Portfolio	87,406	2017
International Portfolio	138,287	2018
Institutional International Portfolio	15,023	2018
Emerging Markets Portfolio	435	2018
Core Fixed Income Portfolio	395	2018
Fixed Income Portfolio	2,369	2015
Fixed Income Portfolio	4,445	2017
Fixed Income Portfolio	21,115	2018
Fixed Income Opportunity Portfolio	10,278	2011
Fixed Income Opportunity Portfolio	15,625	2012
Fixed Income Opportunity Portfolio	515	2015
Fixed Income Opportunity Portfolio	1,612	2016
Fixed Income Opportunity Portfolio	12,905	2017
Intermediate Municipal Portfolio	432	2013
Intermediate Municipal Portfolio	423	2014
Intermediate Municipal Portfolio	645	2015
Intermediate Municipal Portfolio	256	2016
Intermediate Municipal Portfolio	1,901	2017
Intermediate Municipal Portfolio	18,308	2018

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the fiscal year ended June 30, 2010, the Core Fixed Income Portfolio and Fixed Opportunity Portfolio utilized $3,250 and $2,108, respectively of net capital loss carryforwards.

The Regulated Investment Company Modernization Act of 2010, (the “Act”), was signed into law by President Obama on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended relating to regulated investment companies (“RICs”), that will generally become effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — December 31, 2010 (Unaudited)

indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

E.    Post October Losses

Under current tax law, capital losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year. The Value Portfolio, Institutional Growth Portfolio, Institutional Small Cap Portfolio, Real Estate Portfolio, Core Fixed Income Portfolio and the Intermediate Municipal Portfolio had deferred post October capital and currency losses of $7,452, $7,596, $7,727, $15, $34 and $10,212, respectively.

6.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk like all mutual funds. Mutual fund shareholders run the risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses relating to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

7.    SUBSEQUENT EVENTS.    Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2010, except as stated below.

Effective March 1, 2011, the Trust’s principal underwriter, Unified, increased their fee from $10,000 to $50,000 per year.

HC CAPITAL TRUST

Additional Information — December 31, 2010 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the twelve months ended June 30, 2010, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the six months ended December 31, 2010, the following actions were taken by the shareholders of the Core Fixed Income Portfolio.

SPECIAL MEETING OF THE SHAREHOLDERS

A special meeting of shareholders of the Core Fixed Income Portfolio was held on November 30, 2010. At the November 30, 2010 meeting, shareholders of the Core Fixed Income Portfolio approved new portfolio management agreements with the Trust and Mellon Capital and the Trust and Seix. The results of the November 30, 2010 meeting are presented below:

Approval of Mellon Capital as a Specialist Manager for the Core Fixed Income Portfolio and related contract;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
Core Fixed Income Portfolio	35,260,883	28,745,904	81.52%	28,745,904	100.00%

Approval of Seix as a Specialist Manager for the Core Fixed Income Portfolio and related contract;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
Core Fixed Income Portfolio	35,260,883	28,745,904	81.52%	28,745,904	100.00%

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 through December 31, 2010.

Actual Expenses    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2010 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value, July 1, 2010	Ending Account Value, December 31, 2010	Expenses Paid During Period		Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,209.00	$1.84	[1]	0.33%
		Hypothetical	$1,000.00	$1,203.54	$1.68	[1]	0.33%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,215.10	$1.78		0.33%
		Hypothetical[3]	$1,000.00	$1,023.54	$1.68		0.33%
Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,217.30	$2.01	[1]	0.36%
		Hypothetical	$1,000.00	$1,023.39	$1.84	[1]	0.36%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,224.30	$1.95		0.36%
		Hypothetical[3]	$1,000.00	$1,023.39	$1.84		0.36%

Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,254.90	$2.16	[1]	0.38%
		Hypothetical	$1,000.00	$1,023.39	$1.94	[1]	0.38%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,252.70	$2.09		0.38%
		Hypothetical[3]	$1,000.00	$1,023.29	$1.94		0.38%
Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,255.10	$2.22	[1]	0.39%
		Hypothetical	$1,000.00	$1,023.24	$1.99	[1]	0.39%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,253.90	$2.14		0.39%
		Hypothetical[3]	$1,000.00	$1,023.24	$1.99		0.39%

Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,290.00	$4.44	[1]	0.77%
		Hypothetical	$1,000.00	$1,021.32	$3.92	[1]	0.77%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,324.70	$4.36		0.77%
		Hypothetical[3]	$1,000.00	$1,021.32	$3.92		0.77%
Institutional Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,287.30	$4.44	[1]	0.77%
		Hypothetical	$1,000.00	$1,021.32	$3.92	[1]	0.77%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,321.90	$4.36		0.77%
		Hypothetical[3]	$1,000.00	$1,021.32	$3.92		0.77%

Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,240.60	$4.52	[1]	0.80%
		Hypothetical	$1,000.00	$1,021.17	$4.08	[1]	0.80%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,284.20	$4.46		0.80%
		Hypothetical[3]	$1,000.00	$1,021.17	$4.08		0.80%

Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,345.90	$6.21	[1]	1.05%
		Hypothetical	$1,000.00	$1,019.91	$5.35	[1]	1.05%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,326.50	$5.96		1.05%
		Hypothetical[3]	$1,000.00	$1,019.91	$5.35		1.05%

International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,249.50	$3.52	[1]	0.62%
		Hypothetical	$1,000.00	$1,022.08	$3.16	[1]	0.62%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,217.70	$3.35		0.62%
		Hypothetical[3]	$1,000.00	$1,022.08	$3.16		0.62%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2010 (Unaudited)

			Beginning Account Value, July 1, 2010	Ending Account Value, December 31, 2010	Expenses Paid During Period		Annualized Expense Ratio
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,247.10	$3.45	[1]	0.61%
		Hypothetical	$1,000.00	$1,022.13	$3.11	[1]	0.61%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,215.70	$3.30		0.61%
		Hypothetical[3]	$1,000.00	$1,022.13	$3.11		0.61%
Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,275.30	$6.02	[1]	1.05%
		Hypothetical	$1,000.00	$1,019.91	$5.35	[1]	1.05%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,249.40	$5.76		1.05%
		Hypothetical[3]	$1,000.00	$1,019.91	$5.35		1.05%
Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,009.20	$1.72	[1]	0.34%
		Hypothetical	$1,000.00	$1,023.49	$1.73	[1]	0.34%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,007.30	$1.66		0.34%
		Hypothetical[3]	$1,000.00	$1,023.49	$1.73		0.34%

Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,017.60	$1.68	[1]	0.33%
		Hypothetical	$1,000.00	$1,023.54	$1.68	[1]	0.33%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,017.60	$1.62		0.33%
		Hypothetical[3]	$1,000.00	$1,023.54	$1.68		0.33%
Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,116.20	$2.99	[1]	0.56%
		Hypothetical	$1,000.00	$1,022.38	$2.85	[1]	0.56%
	HC Advisors Shares	Actual[2]	$1,000.00	$1,114.60	$2.89		0.56%
		Hypothetical[3]	$1,000.00	$1,022.38	$2.85		0.56%
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual[4]	$1,000.00	$988.80	$0.20		0.30%
		Hypothetical[5]	$1,000.00	$1,023.69	$1.53		0.30%
U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual[4]	$1,000.00	$991.00	$0.28		0.41%
		Hypothetical[5]	$1,000.00	$1,023.14	$2.09		0.41%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual[4]	$1,000.00	$995.00	$0.25		0.36%
		Hypothetical[5]	$1,000.00	$1,023.39	$1.84		0.36%
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,002.00	$1.46	[1]	0.29%
		Hypothetical	$1,000.00	$1,023.74	$1.48	[1]	0.29%
Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$996.50	$1.71	[1]	0.34%
		Hypothetical	$1,000.00	$1,023.49	$1.73	[1]	0.34%
	HC Advisors Shares	Actual[2]	$1,000.00	$994.50	$1.65		0.34%
		Hypothetical[3]	$1,000.00	$1,023.49	$1.73		0.34%
Intermediate Municipal II Portfolio	HC Strategic Shares	Actual[6]	$1,000.00	$988.20	$1.58		0.34%
		Hypothetical[7]	$1,000.00	$1,023.49	$1.73		0.34%
	HC Advisors Shares	Actual[8]	$1,000.00	$976.90	$0.80		0.34%
		Hypothetical[9]	$1,000.00	$1,023.49	$1.73		0.34%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2010 (Unaudited)

[1]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).
[2]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from July 6, 2010 (date of commencement of operations) to December 31, 2010, divided by the number of days in the fiscal year.

[3]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 178 days of operations during the period, and has been annualized to reflect values for the period July 1, 2010 to December 31, 2010.

[4]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from December 6, 2010 (date of commencement of operations) to December 31, 2010, divided by the number of days in the fiscal year.

[5]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 24 days of operations during the period, and has been annualized to reflect values for the period July 1, 2010 to December 31, 2010.

[6]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from July 13, 2010 (date of commencement of operations) to December 31, 2010, divided by the number of days in the fiscal year.

[7]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 171 days of operations during the period, and has been annualized to reflect values for the period July 1, 2010 to December 31, 2010.

[8]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from October 5, 2010 (date of commencement of operations) to December 31, 2010, divided by the number of days in the fiscal year.

[9]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 57 days of operations during the period, and has been annualized to reflect values for the period July 1, 2010 to December 31, 2010.

4.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2010 (Unaudited)

5.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector or type of security, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Energy	13.6%
Materials	3.9%
Industrials	9.1%
Consumer Discretionary	12.1%
Consumer Staples	10.6%
Health Care	14.5%
Financials	21.5%
Information Technology	6.8%
Telecommunication Services	5.3%
Utilities	2.6%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Energy	13.5%
Materials	4.5%
Industrials	9.1%
Consumer Discretionary	12.2%
Consumer Staples	10.5%
Health Care	13.6%
Financials	20.2%
Information Technology	9.3%
Telecommunication Services	4.9%
Utilities	2.2%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Energy	8.0%
Materials	3.4%
Industrials	9.6%
Consumer Discretionary	17.6%
Consumer Staples	9.2%
Health Care	14.4%
Financials	3.9%
Information Technology	33.4%
Telecommunication Services	0.5%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Energy	8.5%
Materials	3.4%
Industrials	9.8%
Consumer Discretionary	16.4%
Consumer Staples	9.4%
Health Care	14.2%
Financials	5.9%
Information Technology	30.8%
Telecommunication Services	1.0%
Utilities	0.6%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2010 (Unaudited)

Small Cap Portfolio

Security Allocation	Percentage of Value
Energy	5.8%
Materials	5.8%
Industrials	18.2%
Consumer Discretionary	11.9%
Consumer Staples	1.7%
Health Care	11.1%
Financials	21.1%
Information Technology	20.3%
Telecommunication Services	1.4%
Utilities	2.7%

Total	100.0%

Institutional Small Cap Portfolio

Security Allocation	Percentage of Value
Energy	5.7%
Materials	5.5%
Industrials	18.9%
Consumer Discretionary	12.2%
Consumer Staples	1.7%
Health Care	10.6%
Financials	21.4%
Information Technology	20.0%
Telecommunication Services	1.3%
Utilities	2.7%

Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Multifamily	12.0%
Retail — Shopping Centers	8.3%
Retail — Malls	8.2%
Office	16.9%
Self-Storage Facilities	4.2%
Lodging	6.5%
Diversified	14.0%
Warehouse/Logistics	5.2%
Specialty Finance	0.6%
Healthcare Real Estate	16.7%
Agriculture & Forest Products	7.4%

Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	70.0%
Metals & Minerals	30.0%

Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Energy	5.2%
Materials	12.6%
Industrials	16.8%
Consumer Discretionary	13.9%
Consumer Staples	8.6%
Health Care	7.0%
Financials	20.3%
Information Technology	8.3%
Telecommunication Services	5.0%
Utilities	2.3%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2010 (Unaudited)

Institutional International Portfolio

Security Allocation	Percentage of Value
Energy	5.0%
Materials	12.3%
Industrials	16.8%
Consumer Discretionary	14.3%
Consumer Staples	8.9%
Health Care	6.6%
Financials	20.6%
Information Technology	8.4%
Telecommunication Services	4.8%
Utilities	2.3%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Energy	13.5%
Materials	14.0%
Industrials	7.2%
Consumer Discretionary	8.3%
Consumer Staples	6.4%
Health Care	0.7%
Financials	26.0%
Information Technology	11.8%
Telecommunication Services	9.0%
Utilities	3.1%

Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	27.6%
Agency	5.7%
Mortgage	29.7%
Corporate	31.4%
Cash/Other	5.6%

Total	100.0%

Fixed Income Portfolio

Security Allocation	Percentage of Value
Cash	100.0%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Aerospace/Defense/Airlines	1.5%
Chemicals	3.8%
Consumer Products/Textiles	0.7%
Energy	11.4%
Financial	13.8%
Food/Drug/Restaurants	2.0%
Forest Products/Containers	2.2%
Gaming/Leisure	4.0%
Health Care	6.3%
Housing/Building Materials	2.6%
Information Technology	5.0%
Manufacturing/Capital Goods	1.3%
Broadcasting	1.9%
Cable/Wireless Video	4.5%
Telecom ex Wireless	8.9%
Wireless	3.7%
Diversified Media	3.2%
Metals/Minerals	1.8%
Retail	1.9%
Services/Environmental/Other	3.9%
Transportation	3.9%
Utilities	7.6%
Cash	4.1%

Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	83.0%
Agency	17.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2010 (Unaudited)

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Banking	11.4%
Basic Industry	4.6%
Brokerage	5.3%
Capital Goods	3.0%
Communications	12.7%
Consumer Cyclical	6.2%
Consumer Non-Cyclical	9.2%
Electric	5.0%
Energy	9.3%
Financial	6.0%
Insurance	5.1%
Natural Gas	6.8%
Real Estate Investment Trusts	2.6%
Technology	5.1%
Transportation	1.5%
Utilities	0.7%
Cash	5.5%

Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Mortgage Backed Securities	83.7%
Collateralized Mortgage Backed Securities	5.3%
Cash/Other	11.0%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Cash & Equivalents	1.5%
University	6.4%
Escrowed to Maturity/Pre-Refunded	5.5%
General Obligation	36.0%
Lease Revenue	9.0%
Water/Sewer Revenue	3.5%
Sales Tax Revenue	4.9%
Electric	12.5%
Transportation	8.8%
Other	11.9%

Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Special Tax	15.5%
General Obligation	12.5%
Water/Sewer Revenue	10.3%
Power	12.0%
Education	8.5%
Airport	7.8%
Escrowed to Maturity/Pre-Refunded	4.9%
Hospital	4.9%
Housing	4.1%
Lease Revenue	3.8%
Tolls	2.6%
Bond Bank	1.4%
Tobacco	1.3%
Industrial Development	1.4%
Transportation	3.3%
Retirement	1.1%
Taxable Bonds	0.6%
Human Services	0.4%
Cash & Equivalents	1.7%
Other	1.9%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2010 (Unaudited)

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Local General Obligation	25.5%
State General Obligation	13.6%
Water/Sewer Revenue	13.9%
Dedicated Tax	9.2%
Electric	6.9%
Airport	4.8%
State — Appropriation/Lease	3.7%
Utilities	3.6%
Transportation	6.1%
University	3.4%
Cash/Other	9.3%

Total	100.0%

6.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

As of the date of this report, the Trust offered twenty portfolios (“Portfolios”). The Trust’s investment adviser is HC Capital Solutions, an operating division of Hirtle Callaghan & Co. LLC (the “Adviser”). The Trust has entered into investment advisory agreements on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Twelve of the Portfolios are currently managed by two or more Specialist Managers.1

During the six-month period covered by this report, the Trust’s Board approved the continuation of portfolio management agreements (“Continuing Agreements”) with ten of the Trust’s Specialist Managers,2 approved new portfolio management agreements (“New Agreements”) with two additional Specialist Managers for the Core Fixed Income Portfolio3 and amended three agreements (“Amended Agreements”), effectively reducing the fees payable to two Specialist Managers.4

[1]	See Note 3 for details.
[2]

Continuing Agreements reviewed for continuation by the Board during the period include portfolio management agreements with each of: SSgA Funds Management, Inc. (The Emerging Markets, Value, Institutional Value, Growth, Institutional Growth, Small Capitalization and Institutional Small Capitalization Equity Portfolios); Frontier Capital Management Company, LLC (The Small Capitalization and Institutional Small Capitalization Equity Portfolios); IronBridge Capital Management, L.P. (The Small Capitalization and Institutional Small Capitalization Equity Portfolios); Sterling Johnston Capital Management, L.P. (The Small Capitalization and Institutional Small Capitalization Equity Portfolios); Wellington Management Company, LLP (The Real Estate Securities and Commodity Related Securities Portfolios); Artisan Partners Limited Partnership (The International and Institutional International Equity Portfolios); Capital Guardian Trust Company (The International and Institutional International Equity Portfolios); Causeway Capital Management, LLC (The International and Institutional International Equity Portfolios).

[3]

The New Agreements reviewed for initial approval by the Board during the period include portfolio management agreements with respect to The Core Fixed Income Portfolio with each of Mellon Capital Management Corporation and Seix Investment Advisors, Inc.

[4]

The Amended Agreements reviewed during the period include amendments to existing agreements with each of BlackRock Financial Management, Inc. (relating to the Core Fixed Income and U.S. Mortgage/Asset Backed Fixed Income Securities Portfolios) and Seix Investment Advisors, Inc. (relating to The U.S. Corporate Fixed Income Securities Portfolio).

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2010 (Unaudited)

Continuing Agreements.    In approving the Continuing Agreements referenced above, the Board concluded that the terms and conditions of the relevant agreements were in the best interests of the Trust and consistent with the expectations of the Trust’s shareholders based on the specific circumstances of the Trust and its Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements certain asset allocation strategies on behalf of its investment advisory clients; that shares of the Trust are generally available only to such clients or clients of financial intermediaries that have contracted with the Adviser; and that the Adviser recommended that each of the Continuing Agreements be approved by the Board. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of similar funds (“peer funds”) managed by other investment advisory organizations. While the Board found such comparisons to be useful as an indication of the range of fees and services in the peer funds, the Board did not consider such comparisons to be a dispositive factor. Rather, the Board based its findings on the specific facts and circumstances of the Trust.

In approving the continuation of these Continuing Agreements, the Board had before it information to the effect that the Specialist Managers are responsible only for day-to-day investment decisions for, and do not participate in the administration or distribution of shares of, the Portfolios. The Specialist Managers receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for which they provide investment management services. The Board reviewed the services provided by the Specialist Managers, their relative performance, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that continuation of the respective agreements was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with respect to: (i) the success and future ability of the respective Portfolios to capture the desired asset class for that firm’s clients; and (ii) in the case of multi-manager Portfolios, the contribution of each Specialist Manager to this endeavor. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was fair and reasonable and in the best interest of shareholders.

The Board also determined that the rate at which each of the Specialist Managers that serve the Portfolios to which the Continuing Agreements relate is compensated for its services is reasonable. In reaching this conclusion, the Board had before it certain information with respect to the costs incurred by each of the Specialist Managers in providing services to the Portfolios, the profitability of such managers, fees charged by such managers to other institutional clients and/or information on fees charged to peer funds for similar services. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including, in several cases, negotiated fee reductions, waivers and scheduled breakpoints designed to recognize economies of scale in appropriate cases.

New Agreements.    In approving the terms and conditions of the New Agreements, the Board determined that such approvals were in the best interests of The Core Fixed Income Portfolio and consistent with the expectations of The Core Fixed Income Portfolio’s shareholders. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds; the Adviser’s recommendations with respect to each of the Specialist Managers; and information relating to the anticipated profitability and revenues of the Specialist Managers and related factors. While the Board found this information to be useful as an indication of the range of fees and services in the peer funds, the Board did not consider such comparisons to be a dispositive factor. Rather, the Board based its findings on the specific facts and circumstances of the Trust, including the fact that the Trust’s Portfolios are designed to serve as vehicles for executing

HC CAPITAL TRUST

Additional Information (concluded) — December 31, 2010 (Unaudited)

selected investment strategies and that all of the Trust’s shareholders are clients of the Adviser or clients of financial intermediaries that have contracted with the Adviser. The Board also noted that each of these Specialist Managers was already engaged by at least one other Portfolio of the Trust to provide advisory services using the same strategies to be employed in The Core Fixed Income Portfolio at the same fee level.

Additionally, in approving the New Agreements, the Board had before it information to the effect that the Specialist Managers would be responsible only for day-to-day investment decisions, would not participate in the administration or distribution of shares of The Core Fixed Income Portfolio and would receive limited, if any, benefit from their association with the Trust other than the fee paid to them by The Core Fixed Income Portfolio. The Board reviewed the services expected to be provided by the Specialist Managers, the performance achieved by the Specialist Managers in accounts following similar strategies to those that would be used with respect to The Core Fixed Income Portfolio, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that approval of the respective agreements was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the anticipated nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with respect to the success and future ability of The Core Fixed Income Portfolio to capture the desired asset class. Based on the foregoing, the Board concluded that the approval of such contracts was fair and reasonable and in the best interest of shareholders.

Amended Agreements.    In connection with its deliberations with respect to the implementation of the amendments to existing agreements with each of BlackRock Financial Management, Inc. (relating to the Core Fixed Income and U.S. Mortgage/Asset Backed Fixed income Securities Portfolios) and Seix Investment Advisors, Inc. (relating to The U.S. Corporate Fixed Income Securities Portfolio), the Board had before it information to the effect that each of the two amendments would have the effect of effectively reducing the fees payable by each of the affected portfolios to the respective Specialist Manager without changing or impairing the services to be provided to such portfolio in any way. The Board concluded that such amendments were fair and reasonable.

HC CAPITAL TRUST

Trustees

DONALD E. CALLAGHAN*

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	Drinker Biddle & Reath LLP One Logan Square—18th & Cherry Streets Philadelphia, Pennsylvania 19103-6996

Administrator	Independent Registered Public Accounting Firm
Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219	PricewaterhouseCoopers LLP 41 South High Street Suite 2500 Columbus, Ohio 43215

Distributor	Custodian
Unified Financial Securities, Inc. 2960 North Meridian Street Suite 300 Indianapolis, Indiana 46208-4715	State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, Massachusetts 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/11

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.
Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b)(1) Not applicable.

(b)(2) Not applicable.

(b)(3) Not applicable.

(b)(4) Not applicable.

(b)(5) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date: February 24, 2011 .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion, Principal Financial Officer
Robert J. Zion, Principal Financial Officer

Date: March 4, 2011 .

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date: February 24, 2011 .